                            [WELLS FARGO FUNDS LOGO]

                          WELLS FARGO OUTLOOK FUNDS(SM)
                               SEMI-ANNUAL REPORT

                       WELLS FARGO OUTLOOK TODAY FUND(SM)
                       WELLS FARGO OUTLOOK 2010 FUND(SM)
                       WELLS FARGO OUTLOOK 2020 FUND(SM)
                       WELLS FARGO OUTLOOK 2030 FUND(SM)
                       WELLS FARGO OUTLOOK 2040 FUND(SM)

                                August 31, 2002

                               [STAGECOACH PHOTO]

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS                                                      1

PERFORMANCE AT A GLANCE
   PORTFOLIO REVIEW                                                         2
   PERFORMANCE HIGHLIGHTS                                                   2

SCHEDULE OF INVESTMENTS
   OUTLOOK TODAY FUND                                                       8
   OUTLOOK 2010 FUND                                                       20
   OUTLOOK 2020 FUND                                                       31
   OUTLOOK 2030 FUND                                                       44
   OUTLOOK 2040 FUND                                                       57

FINANCIAL STATEMENTS
   STATEMENTS OF ASSETS AND LIABILITIES                                    70
   STATEMENTS OF OPERATIONS                                                71
   STATEMENTS OF CHANGES IN NET ASSETS                                     72
   FINANCIAL HIGHLIGHTS                                                    74

NOTES TO FINANCIAL STATEMENTS
   ORGANIZATION                                                            80
   SIGNIFICANT ACCOUNTING POLICIES                                         80
   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES                       82
   CAPITAL SHARE TRANSACTIONS                                              83
   INVESTMENT PORTFOLIO TRANSACTIONS                                       83
   BANK BORROWINGS                                                         83
   BOARD OF TRUSTEES                                                       84

LIST OF ABBREVIATIONS                                                      86

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                                                OUTLOOK FUNDS SHAREHOLDER LETTER

DEAR VALUED SHAREHOLDER,

The six-month period that ended August 31, 2002, can be described as a period of both volatility and opportunity. A string of weak economic data over the reporting period favored bonds over stocks. In these uncertain economic times, a strong case can be made for diversified portfolios. The WELLS FARGO OUTLOOK FUNDS seek to provide shareholders with a strategy for portfolio diversification with a combination of stocks, bonds and cash appropriate to specific investment time horizons.

Investors faced a series of negative economic news during the period. Gross Domestic Product (GDP) growth was lower than expected for the second quarter 2002. Meanwhile, manufacturing activity also had slowed, fewer jobs than expected were created in the U.S. economy, and consumer confidence had weakened.

In general, the economic concerns that drove down stocks for most of the period helped boost the bond market. During the six-month period ending August 31, 2002, equity prices as represented by the S&P 500 Index fell 16.6% while the Lehman Brothers Aggregate Bond Index gained 4.9%. Most international markets also endured a difficult period similar to the U.S. markets.

In spite of this weakness, the economic recovery seems sustainable with consensus expectations for the third and fourth quarter 2002 GDP growth of 2.6% and 3.0%, respectively. While lower than most predictions for long-term sustainable economic growth, the economy is expected to improve toward the end of 2002.

Regardless of the near-term economic forecast, we encourage investors to remain focused on their long-term financial goals. The WELLS FARGO OUTLOOK FUNDS, with their unique asset allocation strategy, are designed with the goal of helping you reach your financial goals while minimizing the effects of market volatility.

For questions about your investments in WELLS FARGO FUNDS, please contact your investment professional or call us at 1-800-222-8222. You can also find answers to many of your questions online at our Web site, www.wellsfargofunds.com.

We want to thank you for the confidence in us that your investment in WELLS FARGO FUNDS represents. Rest assured that through all market cycles, we are committed to helping you meet your financial needs.

Sincerely,

/s/ Michael J. Hogan

Michael J. Hogan
President
WELLS FARGO FUNDS

OUTLOOK FUNDS                                                 SEMI-ANNUAL REPORT

WELLS FARGO OUTLOOK FUNDS

     The WELLS FARGO OUTLOOK FUNDS are globally diversified asset allocation funds designed to maximize assets while gradually reducing the potential for investment risk over specific periods of time.

     Each WELLS FARGO OUTLOOK FUND'S portfolio may be allocated across asset classes covering a variety of equity, fixed-income and cash investments and may include international exposure. Asset allocation is determined by an investment model that examines economic trends, pricing and other financial data.

PORTFOLIO REVIEW

     The WELLS FARGO OUTLOOK FUNDS with longer-term investment horizons, such as the WELLS FARGO OUTLOOK 2040 FUND(SM), seek higher returns early on by investing in stocks, as stocks have historically outperformed bonds over the long term. Since the WELLS FARGO OUTLOOK 2040 FUND does not reach its target date until the year 2040, 95% of its portfolio holdings were invested in stocks as of August 31, 2002, providing a potential for greater long-term investment returns.

     As a WELLS FARGO OUTLOOK FUND approaches its target date, its portfolio is reallocated toward a more conservative mix of stocks, bonds and cash. For example, the WELLS FARGO OUTLOOK TODAY FUND(SM), a Fund suited for investors with short-term investment horizons, completed the six-month period ending August 31, 2002, with an allocation of 40% stocks, 59% short-term bonds and 1% cash. By 2040, the WELLS FARGO OUTLOOK 2040 FUND should resemble the WELLS FARGO OUTLOOK TODAY FUND in its present portfolio composition, with adjustments reflecting market conditions at that time.

PERFORMANCE HIGHLIGHTS

     For most of the six-month period that ended August 31, 2002, the U.S. equity market endured another volatile period. During the six-month period ending August 31, 2002, the S&P 500 Index fell 16.6%.

     Weakness extended beyond large cap stocks to the small and mid-cap stocks. Even international equities suffered a setback during the period, despite a lift in dollar returns on overseas investments from a falling exchange rate. Investors had to contend with modest economic growth, weak pricing power, and a series of less than robust company forecasts that have heightened uncertainties about the timing and the strength of the next earnings recovery. Valuations in much of the market remained vulnerable amid weak earnings performance and earnings warnings at the company level. Lingering fear of terrorists, weakening foreign demand for U.S. equities and a crisis of confidence over corporate governance and past earnings performance, all contributed to influence the stock market to slump during the period.

     In general, the economic concerns that drove stocks down for much of the period helped boost the bond market. Short-term paper did well benefiting directly from the interest rate campaign, as the Federal Reserve Board (the
   Fed) continued to aggressively lower interest rates in an effort to keep the economy out of a recession. The divergent performance of the stock and bond markets highlights one of the advantages of diversified portfolios.

     The WELLS FARGO OUTLOOK TODAY FUND posted the best returns of the WELLS FARGO OUTLOOK FUNDS over the six-month period that ended August 31, 2002, due to its overall defensive positioning and emphasis on fixed-income holdings. However, its 40% holdings of equity securities detracted from fund performance and contributed to a negative return for the Fund. The Fund's Class A shares returned (3.00)%(1), excluding sales charges.

     The WELLS FARGO OUTLOOK 2010 FUND(SM) Class A shares returned (6.69)%,(1) excluding sales charges, over the period.

     The WELLS FARGO OUTLOOK 2020 FUND(SM) with a higher percentage of bonds than the WELLS FARGO OUTLOOK 2030 and 2040 FUNDS, also performed better than those Funds that had higher equity exposure. The Fund's Class A shares returned (9.92)%,(1) excluding sales charges.

     The WELLS FARGO OUTLOOK 2030 FUND(SM) Class A shares returned (11.90)%,(1) excluding sales charges.

     The WELLS FARGO OUTLOOK 2040 FUND underperformed the other WELLS FARGO OUTLOOK FUNDS during the period, which was attributed to its significant exposure to stocks. The Fund's Class A shares returned (14.26)%(1), excluding sales charges. However, during the period, we diverted assets to more stable investments to help reduce potential losses amid a slumping stock market.

STRATEGIC OUTLOOK

     The Fed's interest rate cuts, combined with tax cuts, recently helped buoy markets, and consumer confidence responded positively as well. The economic recovery seems sustainable with consensus expectations for the third and fourth quarter 2002 GDP growth of 2.6% and 3.0%, respectively. While lower than most predictions for long-term sustainable economic growth, we believe that the economy may improve toward the end of 2002.

     The WELLS FARGO OUTLOOK FUNDS' strategic asset allocation model can offer investors a framework in which to pursue their investment goals, regardless of the economic market environment. The model may also help investors stay on course through periods of uncertainty by allocating and reallocating its respective asset mixes over the life of each Fund.

     The WELLS FARGO OUTLOOK FUNDS' portfolios are currently positioned with a moderate overweight in equities and underweight in bonds relative to their long-term targets. This is due to our belief that reduced stock prices may increase their value while bond prices may fall if interest rates rise in the coming months. The forward price/earnings ratio (our forecast for next year's earnings), at 16.3 to one, is close to five-year lows, making equities appear cheap relative to the recent past. In addition, with 10-year bond yields just above 4.1%, bond prices seem quite expensive.

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AVERAGE ANNUAL TOTAL RETURNS(1) (%) (AS OF AUGUST 31, 2002)

                                                        WITH LOAD(2)                         WITHOUT LOAD
                                             -----------------------------------  -----------------------------------
                                                                        LIFE OF                              LIFE OF
                                                                         FUND                                 FUND
   FUND NAME                                 6-MONTHS*  1-YEAR  5-YEAR  (3/1/94)  6-MONTHS*  1-YEAR  5-YEAR  (3/1/94)
---------------------------------------------------------------------------------------------------------------------
   WELLS FARGO OUTLOOK TODAY FUND - A          (8.60)   (7.28)   3.08    4.99       (3.00)   (1.63)   4.32    5.72
---------------------------------------------------------------------------------------------------------------------
   WELLS FARGO OUTLOOK TODAY FUND - B          (8.06)   (6.93)   3.49    5.21       (3.27)   (2.17)   3.79    5.21
---------------------------------------------------------------------------------------------------------------------
   WELLS FARGO OUTLOOK TODAY FUND - C          (5.10)   (4.01)   3.58    5.08       (3.19)   (2.10)   3.79    5.21
---------------------------------------------------------------------------------------------------------------------
   WELLS FARGO OUTLOOK TODAY FUND - I                                               (2.91)   (1.43)   4.43    5.79
---------------------------------------------------------------------------------------------------------------------
   WELLS FARGO OUTLOOK 2010 FUND - A          (12.05)  (11.77)   2.58    6.39       (6.69)   (6.41)   3.80    7.14
---------------------------------------------------------------------------------------------------------------------
   WELLS FARGO OUTLOOK 2010 FUND - B          (11.61)  (11.41)   2.98    6.58       (7.00)   (6.88)   3.27    6.58
---------------------------------------------------------------------------------------------------------------------
   WELLS FARGO OUTLOOK 2010 FUND - C           (8.81)   (8.67)   3.06    6.45       (6.95)   (6.85)   3.27    6.57
---------------------------------------------------------------------------------------------------------------------
   WELLS FARGO OUTLOOK 2010 FUND - I                                                (6.58)   (6.09)   3.87    7.18
---------------------------------------------------------------------------------------------------------------------
   WELLS FARGO OUTLOOK 2020 FUND - A          (15.10)  (15.90)   1.37    6.71       (9.92)  (10.75)   2.58    7.45
---------------------------------------------------------------------------------------------------------------------
   WELLS FARGO OUTLOOK 2020 FUND - B          (14.62)  (15.52)   1.79    6.90      (10.15)  (11.14)   2.08    6.90
---------------------------------------------------------------------------------------------------------------------
   WELLS FARGO OUTLOOK 2020 FUND - C          (11.92)  (12.92)   1.86    6.77      (10.16)  (11.14)   2.07    6.89
---------------------------------------------------------------------------------------------------------------------
   WELLS FARGO OUTLOOK 2020 FUND - I                                                (9.76)  (10.45)   2.74    7.55
---------------------------------------------------------------------------------------------------------------------
   WELLS FARGO OUTLOOK 2030 FUND - A          (16.95)  (18.78)   0.72    7.07      (11.90)  (13.81)   1.92    7.82
---------------------------------------------------------------------------------------------------------------------
   WELLS FARGO OUTLOOK 2030 FUND - B          (16.53)  (18.35)   1.11    7.24      (12.16)  (14.19)   1.40    7.24
---------------------------------------------------------------------------------------------------------------------
   WELLS FARGO OUTLOOK 2030 FUND - C          (13.88)  (15.91)   1.18    7.10      (12.15)  (14.23)   1.38    7.23
---------------------------------------------------------------------------------------------------------------------
   WELLS FARGO OUTLOOK 2030 FUND - I                                               (11.75)  (13.51)   2.05    7.89
---------------------------------------------------------------------------------------------------------------------
   WELLS FARGO OUTLOOK 2040 FUND - A          (19.20)  (21.49)  (0.48)   7.18      (14.26)  (16.71)   0.71    7.92
---------------------------------------------------------------------------------------------------------------------
   WELLS FARGO OUTLOOK 2040 FUND - B          (18.73)  (21.20)  (0.07)   7.34      (14.46)  (17.12)   0.21    7.34
---------------------------------------------------------------------------------------------------------------------
   WELLS FARGO OUTLOOK 2040 FUND - C          (16.21)  (18.77)   0.00    7.21      (14.53)  (17.12)   0.20    7.33
---------------------------------------------------------------------------------------------------------------------
   WELLS FARGO OUTLOOK 2040 FUND - I                                               (14.07)  (16.45)   0.88    8.03
---------------------------------------------------------------------------------------------------------------------
   IMONEYNET ALL TAXABLE MONEY FUND AVERAGE(3)                                       0.67     1.65    4.37    4.48
---------------------------------------------------------------------------------------------------------------------
   LEHMAN BROTHERS AGGREGATE BOND INDEX(4)                                           4.94     8.11    7.80    7.36
---------------------------------------------------------------------------------------------------------------------
   S&P 500 INDEX(5)                                                                (16.59)  (17.99)   1.74   10.19
---------------------------------------------------------------------------------------------------------------------
   MORGAN STANLEY CAPITAL INTERNATIONAL/ EUROPE, AUSTRALASIA
     AND FAR EAST INDEX(6)                                                          (7.22)  (14.95)  (2.42)   0.99

*  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   PORTFOLIO ALLOCATION(7) (AS OF AUGUST 31, 2002)

[GRAPHIC]

WELLS FARGO OUTLOOK TODAY FUND
Stocks                           40%
Bonds                            59%
Short-term                        1%

[GRAPHIC]

WELLS FARGO OUTLOOK 2010 FUND
Stocks                           59%
Bonds                            40%
Short-term                        1%

[GRAPHIC]

WELLS FARGO OUTLOOK 2020 FUND
Stocks                           73%
Bonds                            26%
Short-term                        1%

[GRAPHIC]

WELLS FARGO OUTLOOK 2030 FUND
Stocks                           85%
Bonds                            14%
Short-term                        1%

[GRAPHIC]

WELLS FARGO OUTLOOK 2040 FUND
Stocks                           95%
Bonds                             5%

   FUND CHARACTERISTICS (AS OF AUGUST 31, 2002)

                                                WELLS FARGO   WELLS FARGO   WELLS FARGO   WELLS FARGO   WELLS FARGO
                                                  OUTLOOK       OUTLOOK       OUTLOOK       OUTLOOK       OUTLOOK
                                                   TODAY         2010          2020          2030          2040
                                                   FUND          FUND          FUND          FUND          FUND
-------------------------------------------------------------------------------------------------------------------
   WEIGHTED AVERAGE COUPON OF BOND PORTFOLIO        5.70%         5.70%         5.42%         5.94%         7.96%
-------------------------------------------------------------------------------------------------------------------
   WEIGHTED AVERAGE MATURITY OF BOND PORTFOLIO   3.54 years    3.52 years    4.12 years    5.36 years   19.45 years
-------------------------------------------------------------------------------------------------------------------
   ESTIMATED DURATION OF BOND PORTFOLIO          3.07 years    3.05 years    3.27 years    3.81 years   10.59 years
-------------------------------------------------------------------------------------------------------------------
   NUMBER OF HOLDINGS                                756            787           982          948           942
-------------------------------------------------------------------------------------------------------------------

   PORTFOLIO ALLOCATION BY ASSET CLASS(7) (AS OF AUGUST 31, 2002)

                                             WELLS FARGO  WELLS FARGO  WELLS FARGO  WELLS FARGO  WELLS FARGO
                                               OUTLOOK      OUTLOOK      OUTLOOK      OUTLOOK      OUTLOOK
                                                TODAY        2010         2020         2030         2040
   ASSET CLASS                                  FUND         FUND         FUND         FUND         FUND
   DOMESTIC STOCKS
------------------------------------------------------------------------------------------------------------
   INTERMEDIATE CAP GROWTH                       1%           2%            2%          3%           3%
------------------------------------------------------------------------------------------------------------
   INTERMEDIATE CAP VALUE                        0%           0%            2%          4%           6%
------------------------------------------------------------------------------------------------------------
   LARGE CAP GROWTH                             12%          19%           25%         27%          31%
------------------------------------------------------------------------------------------------------------
   LARGE CAP VALUE                              14%          22%           25%         30%          33%
------------------------------------------------------------------------------------------------------------
   MICRO CAP                                     3%           3%            2%          0%           0%
------------------------------------------------------------------------------------------------------------
   SMALL CAP GROWTH                              0%           0%            1%          2%           2%
------------------------------------------------------------------------------------------------------------
   SMALL CAP VALUE                               1%           0%            1%          1%           0%
------------------------------------------------------------------------------------------------------------
   INTERNATIONAL STOCKS
------------------------------------------------------------------------------------------------------------
   EUROPE/AUSTRALASIA/FAR EAST (EXCEPT JAPAN)    7%          10%           12%         14%          15%
------------------------------------------------------------------------------------------------------------
   JAPAN                                         2%           3%            3%          4%           5%
------------------------------------------------------------------------------------------------------------
   BONDS
------------------------------------------------------------------------------------------------------------
   INTERMEDIATE-TERM GOVERNMENT                 59%          40%           23%         12%           0%
------------------------------------------------------------------------------------------------------------
   LONG-TERM GOVERNMENT                          0%           0%            3%          2%           5%
------------------------------------------------------------------------------------------------------------
   CASH EQUIVALENTS
------------------------------------------------------------------------------------------------------------
   U.S. TREASURY BILLS                           1%           1%            1%          1%           0%
------------------------------------------------------------------------------------------------------------
   TOTAL                                       100%         100%          100%        100%         100%
------------------------------------------------------------------------------------------------------------

GROWTH OF $10,000 INVESTMENT CHARTS(8)

[GRAPHIC]

WELLS FARGO - Outlook Today Fund

                           WELLS FARGO      WELLS FARGO                   LEHMAN BROTHERS     iMONEYNET ALL
                          OUTLOOK TODAY    OUTLOOK TODAY     S&P 500         AGGREGATE        TAXABLE MONEY
                         FUND - CLASS A   FUND - CLASS I      INDEX         BOND INDEX         FUND AVERAGE      MSCI EAFE INDEX
           03/94            $9,425           $10,000         $10,000          $10,000            $10,000             $10,000
           03/94            $9,295            $9,862          $9,564           $9,753            $10,024              $9,569
           04/94            $9,247            $9,811          $9,687           $9,675            $10,049              $9,975
           05/94            $9,257            $9,821          $9,846           $9,674            $10,078              $9,918
           06/94            $9,192            $9,753          $9,604           $9,653            $10,108             $10,058
           07/94            $9,344            $9,914          $9,920           $9,845            $10,140             $10,154
           08/94            $9,420            $9,995         $10,326           $9,857            $10,173             $10,395
           09/94            $9,292            $9,859         $10,074           $9,712            $10,209             $10,067
           10/94            $9,321            $9,889         $10,300           $9,703            $10,245             $10,403
           11/94            $9,206            $9,767          $9,925           $9,682            $10,285              $9,902
           12/94            $9,244            $9,808         $10,072           $9,748            $10,328              $9,965
           01/95            $9,400            $9,973         $10,333           $9,941            $10,373              $9,582
           02/95            $9,623           $10,210         $10,736          $10,178            $10,420              $9,554
           03/95            $9,713           $10,306         $11,052          $10,240            $10,468             $10,150
           04/95            $9,851           $10,452         $11,377          $10,384            $10,516             $10,532
           05/95           $10,125           $10,743         $11,831          $10,785            $10,564             $10,407
           06/95           $10,221           $10,844         $12,106          $10,864            $10,613             $10,225
           07/95           $10,320           $10,950         $12,507          $10,840            $10,660             $10,862
           08/95           $10,389           $11,023         $12,538          $10,971            $10,707             $10,448
           09/95           $10,506           $11,146         $13,067          $11,078            $10,754             $10,652
           10/95           $10,536           $11,178         $13,020          $11,222            $10,800             $10,365
           11/95           $10,706           $11,359         $13,591          $11,390            $10,848             $10,653
           12/95           $10,831           $11,492         $13,853          $11,550            $10,895             $11,083
           01/96           $10,933           $11,600         $14,324          $11,626            $10,940             $11,128
           02/96           $10,872           $11,535         $14,457          $11,424            $10,985             $11,166
           03/96           $10,849           $11,510         $14,596          $11,344            $11,029             $11,403
           04/96           $10,859           $11,521         $14,811          $11,280            $11,073             $11,734
           05/96           $10,869           $11,532         $15,191          $11,257            $11,118             $11,518
           06/96           $10,940           $11,607         $15,249          $11,408            $11,162             $11,583
           07/96           $10,846           $11,507         $14,575          $11,439            $11,207             $11,245
           08/96           $10,908           $11,574         $14,883          $11,420            $11,251             $11,269
           09/96           $11,136           $11,815         $15,719          $11,618            $11,296             $11,569
           10/96           $11,305           $11,994         $16,153          $11,876            $11,342             $11,451
           11/96           $11,579           $12,286         $17,372          $12,079            $11,387             $11,907
           12/96           $11,485           $12,186         $17,028          $11,967            $11,433             $11,753
           01/97           $11,593           $12,300         $18,091          $12,004            $11,478             $11,342
           02/97           $11,604           $12,312         $18,234          $12,034            $11,524             $11,528
           03/97           $11,445           $12,143         $17,486          $11,901            $11,570             $11,570
           04/97           $11,631           $12,340         $18,528          $12,079            $11,618             $11,631
           05/97           $11,882           $12,607         $19,661          $12,194            $11,667             $12,388
           06/97           $12,088           $12,826         $20,535          $12,339            $11,714             $13,071
           07/97           $12,409           $13,166         $22,168          $12,672            $11,765             $13,282
           08/96           $12,243           $12,990         $20,927          $12,564            $11,815             $12,290
           09/97           $12,493           $13,255         $22,071          $12,749            $11,864             $12,978
           10/97           $12,471           $13,232         $21,334          $12,934            $11,915             $11,980
           11/97           $12,549           $13,315         $22,322          $12,993            $11,965             $11,858
           12/97           $12,683           $13,457         $22,706          $13,125            $12,016             $11,961
           01/98           $12,791           $13,571         $22,958          $13,293            $12,068             $12,508
           02/98           $12,995           $13,788         $24,613          $13,282            $12,115             $13,311
           03/98           $13,172           $13,976         $25,873          $13,327            $12,167             $13,721
           04/98           $13,245           $14,053         $26,137          $13,397            $12,217             $13,829
           05/98           $13,221           $14,027         $25,688          $13,524            $12,268             $13,762
           06/98           $13,355           $14,170         $26,731          $13,639            $12,319             $13,866
           07/98           $13,331           $14,144         $26,447          $13,667            $12,370             $14,006
           08/98           $13,025           $13,820         $22,626          $13,890            $12,422             $12,271
           09/98           $13,337           $14,150         $24,076          $14,215            $12,473             $11,894
           10/98           $13,571           $14,399         $26,031          $14,140            $12,529             $13,133
           11/98           $13,731           $14,569         $27,608          $14,220            $12,582             $13,806
           12/98           $13,970           $14,822         $29,232          $14,263            $12,631             $14,350
           01/99           $14,062           $14,919         $30,454          $14,364            $12,679             $14,307
           02/99           $13,825           $14,668         $31,401          $14,113            $12,721             $13,966
           03/99           $14,000           $14,854         $32,657          $14,191            $12,768             $14,549
           04/99           $14,145           $15,008         $33,920          $14,236            $12,814             $15,138
           05/99           $13,986           $14,840         $33,120          $14,111            $12,860             $14,358
           06/99           $14,144           $15,007         $34,922          $14,066            $12,905             $14,918
           07/99           $14,077           $14,936         $33,831          $14,007            $12,954             $15,361
           08/99           $14,051           $14,908         $33,664          $14,000            $13,005             $15,418
           09/99           $14,074           $14,933         $32,741          $14,162            $13,055             $15,574
           10/99           $14,249           $15,119         $34,814          $14,214            $13,108             $16,158
           11/99           $14,384           $15,247         $35,520          $14,213            $13,160             $16,719
           12/99           $14,598           $15,462         $37,613          $14,145            $13,217             $18,220
           01/00           $14,331           $15,196         $35,724          $14,098            $13,273             $17,063
           02/00           $14,443           $15,314         $35,049          $14,269            $13,328             $17,522
           03/00           $14,813           $15,704         $38,477          $14,457            $13,388             $18,202
           04/00           $14,700           $15,585         $37,319          $14,415            $13,448             $17,244
           05/00           $14,658           $15,541         $36,554          $14,408            $13,513             $16,824
           06/00           $14,909           $15,802         $37,457          $14,707            $13,577             $17,481
           07/00           $14,895           $15,787         $36,872          $14,841            $13,647             $16,749
           08/00           $15,195           $16,116         $39,162          $15,056            $13,716             $16,895
           09/00           $15,097           $16,024         $37,094          $15,151            $13,784             $16,072
           10/00           $15,126           $16,054         $36,939          $15,251            $13,854             $15,693
           11/00           $15,040           $15,979         $34,028          $15,501            $13,922             $15,104
           12/00           $15,233           $16,176         $34,195          $15,790            $13,993             $15,640
           01/01           $15,433           $16,401         $35,409          $16,049            $14,060             $15,633
           02/01           $15,279           $16,224         $32,179          $16,188            $14,116             $14,460
           03/01           $15,176           $16,125         $30,139          $16,269            $14,174             $13,496
           04/01           $15,331           $16,304         $32,481          $16,201            $14,226             $14,434
           05/01           $15,362           $16,336         $32,699          $16,298            $14,275             $13,924
           06/01           $15,331           $16,316         $31,904          $16,360            $14,318             $13,355
           07/01           $15,471           $16,463         $31,591          $16,727            $14,359             $13,112
           08/01           $15,378           $16,365         $29,614          $16,919            $14,398             $12,780
           09/01           $15,299           $16,276         $27,221          $17,117            $14,432             $11,485
           10/01           $15,551           $16,540         $27,741          $17,475            $14,461             $11,779
           11/01           $15,692           $16,705         $29,869          $17,233            $14,484             $12,214
           12/01           $15,737           $16,748         $30,131          $17,123            $14,505             $12,286
           01/02           $15,626           $16,631         $29,691          $17,262            $14,524             $11,634
           02/02           $15,594           $16,614         $29,118          $17,429            $14,540             $11,715
           03/02           $15,722           $16,743         $30,213          $17,140            $14,557             $12,349
           04/02           $15,593           $16,625         $28,382          $17,473            $14,573             $12,430
           05/02           $15,609           $16,642         $28,172          $17,621            $14,589             $12,588
           06/02           $15,321           $16,334         $26,166          $17,773            $14,605             $12,087
           07/02           $15,014           $16,012         $24,128          $17,988            $14,621             $10,894
           08/02           $15,127           $16,131         $24,285          $18,292            $14,637             $10,869

[GRAPHIC]

WELLS FARGO - Outlook 2010 Fund

                         WELLS FARGO       WELLS FARGO                          LEHMAN BROTHERS
                        OUTLOOK 2010       OUTLOOK 2010       S&P 500           AGGREGATE BOND        MSCI EAFE
                       FUND - CLASS A     FUND - CLASS I       INDEX                 INDEX              INDEX
         03/94              $9,425            $10,000         $10,000               $10,000            $10,000
         03/94              $9,276             $9,841          $9,564                $9,753             $9,569
         04/94              $9,228             $9,791          $9,687                $9,675             $9,975
         05/94              $9,266             $9,831          $9,846                $9,674             $9,918
         06/94              $9,189             $9,750          $9,604                $9,653            $10,058
         07/94              $9,360             $9,931          $9,920                $9,845            $10,154
         08/94              $9,465            $10,042         $10,326                $9,857            $10,395
         09/94              $9,319             $9,888         $10,074                $9,712            $10,067
         10/94              $9,396             $9,969         $10,300                $9,703            $10,403
         11/94              $9,195             $9,756          $9,925                $9,682             $9,902
         12/94              $9,269             $9,834         $10,072                $9,748             $9,965
         01/95              $9,444            $10,020         $10,333                $9,941             $9,582
         02/95              $9,737            $10,331         $10,736               $10,178             $9,554
         03/95              $9,888            $10,491         $11,052               $10,240            $10,150
         04/95             $10,075            $10,689         $11,377               $10,384            $10,532
         05/95             $10,429            $11,065         $11,831               $10,785            $10,407
         06/95             $10,570            $11,214         $12,106               $10,864            $10,225
         07/95             $10,768            $11,425         $12,507               $10,840            $10,862
         08/95             $10,808            $11,467         $12,538               $10,971            $10,448
         09/95             $11,016            $11,688         $13,067               $11,078            $10,652
         10/95             $11,016            $11,688         $13,020               $11,222            $10,365
         11/95             $11,286            $11,974         $13,591               $11,390            $10,653
         12/95             $11,453            $12,151         $13,853               $11,550            $11,083
         01/96             $11,656            $12,367         $14,324               $11,626            $11,128
         02/96             $11,626            $12,335         $14,457               $11,424            $11,166
         03/96             $11,639            $12,349         $14,596               $11,344            $11,403
         04/96             $11,721            $12,436         $14,811               $11,280            $11,734
         05/96             $11,804            $12,524         $15,191               $11,257            $11,518
         06/96             $11,863            $12,586         $15,249               $11,408            $11,583
         07/96             $11,625            $12,334         $14,575               $11,439            $11,245
         08/96             $11,728            $12,444         $14,883               $11,420            $11,269
         09/96             $12,099            $12,837         $15,719               $11,618            $11,569
         10/96             $12,318            $13,069         $16,153               $11,876            $11,451
         11/96             $12,818            $13,600         $17,372               $12,079            $11,907
         12/96             $12,656            $13,427         $17,028               $11,967            $11,753
         01/97             $12,932            $13,721         $18,091               $12,004            $11,342
         02/97             $12,975            $13,766         $18,234               $12,034            $11,528
         03/97             $12,714            $13,490         $17,486               $11,901            $11,570
         04/97             $13,068            $13,866         $18,528               $12,079            $11,631
         05/97             $13,540            $14,366         $19,661               $12,194            $12,388
         06/97             $13,905            $14,753         $20,535               $12,339            $13,071
         07/97             $14,478            $15,361         $22,168               $12,672            $13,282
         08/96             $14,056            $14,914         $20,927               $12,564            $12,290
         09/97             $14,507            $15,392         $22,071               $12,749            $12,978
         10/97             $14,300            $15,172         $21,334               $12,934            $11,980
         11/97             $14,518            $15,403         $22,322               $12,993            $11,858
         12/97             $14,714            $15,612         $22,706               $13,125            $11,961
         01/98             $14,866            $15,773         $22,958               $13,293            $12,508
         02/98             $15,369            $16,306         $24,613               $13,282            $13,311
         03/98             $15,760            $16,722         $25,873               $13,327            $13,721
         04/98             $15,878            $16,847         $26,137               $13,397            $13,829
         05/98             $15,772            $16,734         $25,688               $13,524            $13,762
         06/98             $16,047            $17,026         $26,731               $13,639            $13,866
         07/98             $15,976            $16,951         $26,447               $13,667            $14,006
         08/98             $14,958            $15,871         $22,626               $13,890            $12,271
         09/98             $15,474            $16,418         $24,076               $14,215            $11,894
         10/98             $16,105            $17,087         $26,031               $14,140            $13,133
         11/98             $16,522            $17,530         $27,608               $14,220            $13,806
         12/98             $17,020            $18,058         $29,232               $14,263            $14,350
         01/99             $17,275            $18,328         $30,454               $14,364            $14,307
         02/99             $16,893            $17,923         $31,401               $14,113            $13,966
         03/99             $17,225            $18,276         $32,657               $14,191            $14,549
         04/99             $17,571            $18,643         $33,920               $14,236            $15,138
         05/99             $17,289            $18,344         $33,120               $14,111            $14,358
         06/99             $17,672            $18,750         $34,922               $14,066            $14,918
         07/99             $17,479            $18,545         $33,831               $14,007            $15,361
         08/99             $17,415            $18,477         $33,664               $14,000            $15,418
         09/99             $17,353            $18,412         $32,741               $14,162            $15,574
         10/99             $17,781            $18,866         $34,814               $14,214            $16,158
         11/99             $18,067            $19,141         $35,520               $14,213            $16,719
         12/99             $18,569            $19,668         $37,613               $14,145            $18,220
         01/00             $18,076            $19,148         $35,724               $14,098            $17,063
         02/00             $18,160            $19,237         $35,049               $14,269            $17,522
         03/00             $18,901            $20,030         $38,477               $14,457            $18,202
         04/00             $18,590            $19,717         $37,319               $14,415            $17,244
         05/00             $18,434            $19,553         $36,554               $14,408            $16,824
         06/00             $18,813            $19,953         $37,457               $14,707            $17,481
         07/00             $18,684            $19,818         $36,872               $14,841            $16,749
         08/00             $19,170            $20,344         $39,162               $15,056            $16,895
         09/00             $18,866            $19,990         $37,094               $15,151            $16,072
         10/00             $18,852            $19,975         $36,939               $15,251            $15,693
         11/00             $18,406            $19,507         $34,028               $15,501            $15,104
         12/00             $18,642            $19,751         $34,195               $15,790            $15,640
         01/02             $18,988            $20,131         $35,409               $16,049            $15,633
         02/02             $18,416            $19,529         $32,179               $16,188            $14,460
         03/02             $18,027            $19,115         $30,139               $16,269            $13,496
         04/02             $18,557            $19,674         $32,481               $16,201            $14,434
         05/02             $18,572            $19,706         $32,699               $16,298            $13,924
         06/02             $18,403            $19,527         $31,904               $16,360            $13,355
         07/02             $18,433            $19,559         $31,591               $16,727            $13,112
         08/02             $18,098            $19,205         $29,614               $16,919            $12,780
         09/02             $17,575            $18,667         $27,221               $17,117            $11,485
         10/02             $17,913            $19,023         $27,741               $17,475            $11,779
         11/02             $18,358            $19,492         $29,869               $17,233            $12,214
         12/02             $18,448            $19,601         $30,131               $17,123            $12,286
         01/02             $18,261            $19,404         $29,691               $17,262            $11,634
         02/02             $18,152            $19,306         $29,118               $17,429            $11,715
         03/02             $18,504            $19,673         $30,213               $17,140            $12,349
         04/02             $18,097            $19,260         $28,382               $17,473            $12,430
         05/02             $18,065            $19,227         $28,172               $17,621            $12,588
         06/02             $17,425            $18,550         $26,166               $17,773            $12,087
         07/02             $16,827            $17,919         $24,128               $17,988            $10,894
         08/02             $16,937            $18,035         $24,285               $18,292            $10,869

[GRAPHIC]

WELLS FARGO - Outlook 2020 Fund

                           WELLS FARGO     WELLS FARGO                 LEHMAN BROTHERS
                          OUTLOOK 2020     OUTLOOK 2020     S&P 500    AGGREGATE BOND        MSCI EAFE
                         FUND - CLASS A   FUND - CLASS I     INDEX          INDEX              INDEX
         03/94              $9,425            $10,000       $10,000        $10,000             $10,000
         03/94              $9,248             $9,812        $9,564         $9,753              $9,569
         04/94              $9,239             $9,802        $9,687         $9,675              $9,975
         05/94              $9,295             $9,862        $9,846         $9,674              $9,918
         06/94              $9,184             $9,744        $9,604         $9,653             $10,058
         07/94              $9,364             $9,935        $9,920         $9,845             $10,154
         08/94              $9,516            $10,097       $10,326         $9,857             $10,395
         09/94              $9,334             $9,903       $10,074         $9,712             $10,067
         10/94              $9,439            $10,015       $10,300         $9,703             $10,403
         11/94              $9,200             $9,761        $9,925         $9,682              $9,902
         12/94              $9,293             $9,859       $10,072         $9,748              $9,965
         01/95              $9,495            $10,074       $10,333         $9,941              $9,582
         02/95              $9,814            $10,412       $10,736        $10,178              $9,554
         03/95             $10,002            $10,612       $11,052        $10,240             $10,150
         04/95             $10,225            $10,849       $11,377        $10,384             $10,532
         05/95             $10,595            $11,241       $11,831        $10,785             $10,407
         06/95             $10,774            $11,431       $12,106        $10,864             $10,225
         07/95             $11,029            $11,701       $12,507        $10,840             $10,862
         08/95             $11,058            $11,733       $12,538        $10,971             $10,448
         09/95             $11,318            $12,008       $13,067        $11,078             $10,652
         10/95             $11,278            $11,966       $13,020        $11,222             $10,365
         11/95             $11,613            $12,321       $13,591        $11,390             $10,653
         12/95             $11,814            $12,534       $13,853        $11,550             $11,083
         01/96             $12,075            $12,812       $14,324        $11,626             $11,128
         02/96             $12,065            $12,801       $14,457        $11,424             $11,166
         03/96             $12,106            $12,844       $14,596        $11,344             $11,403
         04/96             $12,218            $12,963       $14,811        $11,280             $11,734
         05/96             $12,350            $13,103       $15,191        $11,257             $11,518
         06/96             $12,406            $13,163       $15,249        $11,408             $11,583
         07/96             $12,038            $12,773       $14,575        $11,439             $11,245
         08/96             $12,181            $12,924       $14,883        $11,420             $11,269
         09/96             $12,665            $13,437       $15,719        $11,618             $11,569
         10/96             $12,901            $13,688       $16,153        $11,876             $11,451
         11/96             $13,590            $14,419       $17,372        $12,079             $11,907
         12/96             $13,375            $14,190       $17,028        $11,967             $11,753
         01/97             $13,769            $14,609       $18,091        $12,004             $11,342
         02/97             $13,833            $14,677       $18,234        $12,034             $11,528
         03/97             $13,473            $14,295       $17,486        $11,901             $11,570
         04/97             $13,955            $14,806       $18,528        $12,079             $11,631
         05/97             $14,620            $15,511       $19,661        $12,194             $12,388
         06/97             $15,115            $16,037       $20,535        $12,339             $13,071
         07/97             $15,924            $16,895       $22,168        $12,672             $13,282
         08/96             $15,288            $16,220       $20,927        $12,564             $12,290
         09/97             $15,920            $16,891       $22,071        $12,749             $12,978
         10/97             $15,562            $16,512       $21,334        $12,934             $11,980
         11/97             $15,920            $16,891       $22,322        $12,993             $11,858
         12/97             $16,169            $17,156       $22,706        $13,125             $11,961
         01/98             $16,356            $17,354       $22,958        $13,293             $12,508
         02/98             $17,149            $18,195       $24,613        $13,282             $13,311
         03/98             $17,757            $18,840       $25,873        $13,327             $13,721
         04/98             $17,909            $19,002       $26,137        $13,397             $13,829
         05/98             $17,698            $18,778       $25,688        $13,524             $13,762
         06/98             $18,127            $19,233       $26,731        $13,639             $13,866
         07/98             $17,974            $19,071       $26,447        $13,667             $14,006
         08/98             $16,209            $17,197       $22,626        $13,890             $12,271
         09/98             $16,893            $17,924       $24,076        $14,215             $11,894
         10/98             $17,874            $18,965       $26,031        $14,140             $13,133
         11/98             $18,572            $19,705       $27,608        $14,220             $13,806
         12/98             $19,340            $20,519       $29,232        $14,263             $14,350
         01/99             $19,752            $20,957       $30,454        $14,364             $14,307
         02/99             $19,211            $20,383       $31,401        $14,113             $13,966
         03/99             $19,717            $20,920       $32,657        $14,191             $14,549
         04/99             $20,286            $21,523       $33,920        $14,236             $15,138
         05/99             $19,872            $21,084       $33,120        $14,111             $14,358
         06/99             $20,544            $21,798       $34,922        $14,066             $14,918
         07/99             $20,220            $21,453       $33,831        $14,007             $15,361
         08/99             $20,116            $21,343       $33,664        $14,000             $15,418
         09/99             $19,895            $21,109       $32,741        $14,162             $15,574
         10/99             $20,664            $21,925       $34,814        $14,214             $16,158
         11/99             $21,108            $22,394       $35,520        $14,213             $16,719
         12/99             $21,993            $23,349       $37,613        $14,145             $18,220
         01/00             $21,189            $22,502       $35,724        $14,098             $17,063
         02/00             $21,217            $22,532       $35,049        $14,269             $17,522
         03/00             $22,454            $23,846       $38,477        $14,457             $18,202
         04/00             $21,892            $23,253       $37,319        $14,415             $17,244
         05/00             $21,503            $22,858       $36,554        $14,408             $16,824
         06/00             $22,115            $23,499       $37,457        $14,707             $17,481
         07/00             $21,826            $23,209       $36,872        $14,841             $16,749
         08/00             $22,680            $24,124       $39,162        $15,056             $16,895
         09/00             $21,992            $23,388       $37,094        $15,151             $16,072
         10/00             $21,862            $23,250       $36,939        $15,251             $15,693
         11/00             $20,846            $22,180       $34,028        $15,501             $15,104
         12/00             $21,106            $22,454       $34,195        $15,790             $15,640
         01/02             $21,597            $22,988       $35,409        $16,049             $15,633
         02/02             $20,414            $21,726       $32,179        $16,188             $14,460
         03/02             $19,609            $20,877       $30,139        $16,269             $13,496
         04/02             $20,595            $21,933       $32,481        $16,201             $14,434
         05/02             $20,580            $21,917       $32,699        $16,298             $13,924
         06/02             $20,230            $21,548       $31,904        $16,360             $13,355
         07/02             $20,121            $21,450       $31,591        $16,727             $13,112
         08/02             $19,456            $20,732       $29,614        $16,919             $12,780
         09/02             $18,387            $19,617       $27,221        $17,117             $11,485
         10/02             $18,775            $20,027       $27,741        $17,475             $11,779
         11/02             $19,598            $20,912       $29,869        $17,233             $12,214
         12/02             $19,731            $21,039       $30,131        $17,123             $12,286
         01/02             $19,433            $20,724       $29,691        $17,262             $11,634
         02/02             $19,276            $20,575       $29,118        $17,429             $11,715
         03/02             $19,779            $21,119       $30,213        $17,140             $12,349
         04/02             $19,166            $20,472       $28,382        $17,473             $12,430
         05/02             $19,087            $20,389       $28,172        $17,621             $12,588
         06/02             $18,169            $19,417       $26,166        $17,773             $12,087
         07/02             $17,285            $18,466       $24,128        $17,988             $10,894
         08/02             $17,364            $18,566       $24,285        $18,292             $10,869

[GRAPHIC]

WELLS FARGO - Outlook 2030 Fund

                          WELLS FARGO       WELLS FARGO                    LEHMAN BROTHERS
                         OUTLOOK 2030       OUTLOOK 2030       S&P 500     AGGREGATE BOND        MSCI EAFE
                        FUND - CLASS A     FUND - CLASS I       INDEX           INDEX              INDEX
         03/94              $9,425            $10,000          $10,000         $10,000            $10,000
         03/94              $9,144             $9,702           $9,564          $9,753             $9,569
         04/94              $9,144             $9,702           $9,687          $9,675             $9,975
         05/94              $9,210             $9,772           $9,846          $9,674             $9,918
         06/94              $9,044             $9,595           $9,604          $9,653            $10,058
         07/94              $9,262             $9,827           $9,920          $9,845            $10,154
         08/94              $9,500            $10,079          $10,326          $9,857            $10,395
         09/94              $9,284             $9,851          $10,074          $9,712            $10,067
         10/94              $9,418             $9,993          $10,300          $9,703            $10,403
         11/94              $9,150             $9,708           $9,925          $9,682             $9,902
         12/94              $9,265             $9,830          $10,072          $9,748             $9,965
         01/95              $9,477            $10,055          $10,333          $9,941             $9,582
         02/95              $9,805            $10,403          $10,736         $10,178             $9,554
         03/95             $10,020            $10,632          $11,052         $10,240            $10,150
         04/95             $10,273            $10,899          $11,377         $10,384            $10,532
         05/95             $10,709            $11,362          $11,831         $10,785            $10,407
         06/95             $10,915            $11,581          $12,106         $10,864            $10,225
         07/95             $11,198            $11,881          $12,507         $10,840            $10,862
         08/95             $11,227            $11,912          $12,538         $10,971            $10,448
         09/95             $11,541            $12,245          $13,067         $11,078            $10,652
         10/95             $11,482            $12,182          $13,020         $11,222            $10,365
         11/95             $11,874            $12,598          $13,591         $11,390            $10,653
         12/95             $12,114            $12,853          $13,853         $11,550            $11,083
         01/96             $12,406            $13,163          $14,324         $11,626            $11,128
         02/96             $12,406            $13,163          $14,457         $11,424            $11,166
         03/96             $12,461            $13,221          $14,596         $11,344            $11,403
         04/96             $12,622            $13,392          $14,811         $11,280            $11,734
         05/96             $12,784            $13,564          $15,191         $11,257            $11,518
         06/96             $12,829            $13,611          $15,249         $11,408            $11,583
         07/96             $12,381            $13,136          $14,575         $11,439            $11,245
         08/96             $12,544            $13,309          $14,883         $11,420            $11,269
         09/96             $13,114            $13,913          $15,719         $11,618            $11,569
         10/96             $13,379            $14,195          $16,153         $11,876            $11,451
         11/96             $14,228            $15,096          $17,372         $12,079            $11,907
         12/96             $13,971            $14,823          $17,028         $11,967            $11,753
         01/97             $14,443            $15,324          $18,091         $12,004            $11,342
         02/97             $14,517            $15,402          $18,234         $12,034            $11,528
         03/97             $14,082            $14,940          $17,486         $11,901            $11,570
         04/97             $14,661            $15,555          $18,528         $12,079            $11,631
         05/97             $15,462            $16,405          $19,661         $12,194            $12,388
         06/97             $16,077            $17,057          $20,535         $12,339            $13,071
         07/97             $17,083            $18,125          $22,168         $12,672            $13,282
         08/96             $16,246            $17,237          $20,927         $12,564            $12,290
         09/97             $17,053            $18,093          $22,071         $12,749            $12,978
         10/97             $16,574            $17,585          $21,334         $12,934            $11,980
         11/97             $17,032            $18,070          $22,322         $12,993            $11,858
         12/97             $17,344            $18,402          $22,706         $13,125            $11,961
         01/98             $17,535            $18,605          $22,958         $13,293            $12,508
         02/98             $18,582            $19,715          $24,613         $13,282            $13,311
         03/98             $19,374            $20,556          $25,873         $13,327            $13,721
         04/98             $19,555            $20,748          $26,137         $13,397            $13,829
         05/98             $19,273            $20,449          $25,688         $13,524            $13,762
         06/98             $19,832            $21,041          $26,731         $13,639            $13,866
         07/98             $19,617            $20,813          $26,447         $13,667            $14,006
         08/98             $17,204            $18,254          $22,626         $13,890            $12,271
         09/98             $18,002            $19,100          $24,076         $14,215            $11,894
         10/98             $19,285            $20,462          $26,031         $14,140            $13,133
         11/98             $20,217            $21,450          $27,608         $14,220            $13,806
         12/98             $21,229            $22,524          $29,232         $14,263            $14,350
         01/99             $21,756            $23,083          $30,454         $14,364            $14,307
         02/99             $21,045            $22,329          $31,401         $14,113            $13,966
         03/99             $21,689            $23,012          $32,657         $14,191            $14,549
         04/99             $22,439            $23,808          $33,920         $14,236            $15,138
         05/99             $21,910            $23,247          $33,120         $14,111            $14,358
         06/99             $22,794            $24,185          $34,922         $14,066            $14,918
         07/99             $22,326            $23,688          $33,831         $14,007            $15,361
         08/99             $22,153            $23,505          $33,664         $14,000            $15,418
         09/99             $21,821            $23,152          $32,741         $14,162            $15,574
         10/99             $22,847            $24,240          $34,814         $14,214            $16,158
         11/99             $23,464            $24,867          $35,520         $14,213            $16,719
         12/99             $24,723            $26,202          $37,613         $14,145            $18,220
         01/00             $23,647            $25,068          $35,724         $14,098            $17,063
         02/00             $23,703            $25,142          $35,049         $14,269            $17,522
         03/00             $25,358            $26,884          $38,477         $14,457            $18,202
         04/00             $24,602            $26,102          $37,319         $14,415            $17,244
         05/00             $24,042            $25,511          $36,554         $14,408            $16,824
         06/00             $24,857            $26,382          $37,457         $14,707            $17,481
         07/00             $24,478            $25,982          $36,872         $14,841            $16,749
         08/00             $25,630            $27,210          $39,162         $15,056            $16,895
         09/00             $24,534            $26,056          $37,094         $15,151            $16,072
         10/00             $24,365            $25,878          $36,939         $15,251            $15,693
         11/00             $22,945            $24,382          $34,028         $15,501            $15,104
         12/00             $23,241            $24,697          $34,195         $15,790            $15,640
         01/02             $23,844            $25,348          $35,409         $16,049            $15,633
         02/02             $22,213            $23,613          $32,179         $16,188            $14,460
         03/02             $21,090            $22,416          $30,139         $16,269            $13,496
         04/02             $22,371            $23,798          $32,481         $16,201            $14,434
         05/02             $22,327            $23,752          $32,699         $16,298            $13,924
         06/02             $21,869            $23,255          $31,904         $16,360            $13,355
         07/02             $21,662            $23,037          $31,591         $16,727            $13,112
         08/02             $20,732            $22,055          $29,614         $16,919            $12,780
         09/02             $19,190            $20,426          $27,221         $17,117            $11,485
         10/02             $19,634            $20,910          $27,741         $17,475            $11,779
         11/02             $20,699            $22,035          $29,869         $17,233            $12,214
         12/02             $20,877            $22,241          $30,131         $17,123            $12,286
         01/02             $20,482            $21,823          $29,691         $17,262            $11,634
         02/02             $20,284            $21,614          $29,118         $17,429            $11,715
         03/02             $20,962            $22,328          $30,213         $17,140            $12,349
         04/02             $20,154            $21,491          $28,382         $17,473            $12,430
         05/02             $20,032            $21,362          $28,172         $17,621            $12,588
         06/02             $18,909            $20,159          $26,166         $17,773            $12,087
         07/02             $17,747            $18,945          $24,128         $17,988            $10,894
         08/02             $17,870            $19,075          $24,285         $18,292            $10,869

[GRAPHIC]

WELLS FARGO - Outlook 2040 Fund

                         WELLS FARGO        WELLS FARGO                       LEHMAN BROTHERS
                        OUTLOOK 2040        OUTLOOK 2040       S&P 500        AGGREGATE BOND      MSCI EAFE
                       FUND - CLASS A      FUND - CLASS I       INDEX              INDEX            INDEX
         03/94              $9,425            $10,000          $10,000            $10,000          $10,000
         03/94              $9,084             $9,638           $9,564             $9,753           $9,569
         04/94              $9,159             $9,718           $9,687             $9,675           $9,975
         05/94              $9,263             $9,828           $9,846             $9,674           $9,918
         06/94              $9,056             $9,609           $9,604             $9,653          $10,058
         07/94              $9,303             $9,870           $9,920             $9,845          $10,154
         08/94              $9,615            $10,202          $10,326             $9,857          $10,395
         09/94              $9,391             $9,964          $10,074             $9,712          $10,067
         10/94              $9,534            $10,116          $10,300             $9,703          $10,403
         11/94              $9,230             $9,793           $9,925             $9,682           $9,902
         12/94              $9,356             $9,927          $10,072             $9,748           $9,965
         01/95              $9,567            $10,150          $10,333             $9,941           $9,582
         02/95              $9,921            $10,526          $10,736            $10,178           $9,554
         03/95             $10,175            $10,796          $11,052            $10,240          $10,150
         04/95             $10,425            $11,061          $11,377            $10,384          $10,532
         05/95             $10,838            $11,500          $11,831            $10,785          $10,407
         06/95             $11,084            $11,761          $12,106            $10,864          $10,225
         07/95             $11,441            $12,139          $12,507            $10,840          $10,862
         08/95             $11,441            $12,139          $12,538            $10,971          $10,448
         09/95             $11,795            $12,514          $13,067            $11,078          $10,652
         10/95             $11,698            $12,411          $13,020            $11,222          $10,365
         11/95             $12,124            $12,863          $13,591            $11,390          $10,653
         12/95             $12,370            $13,125          $13,853            $11,550          $11,083
         01/96             $12,719            $13,495          $14,324            $11,626          $11,128
         02/96             $12,788            $13,568          $14,457            $11,424          $11,166
         03/96             $12,870            $13,655          $14,596            $11,344          $11,403
         04/96             $13,101            $13,900          $14,811            $11,280          $11,734
         05/96             $13,332            $14,145          $15,191            $11,257          $11,518
         06/96             $13,377            $14,193          $15,249            $11,408          $11,583
         07/96             $12,844            $13,627          $14,575            $11,439          $11,245
         08/96             $13,045            $13,841          $14,883            $11,420          $11,269
         09/96             $13,704            $14,540          $15,719            $11,618          $11,569
         10/96             $13,957            $14,808          $16,153            $11,876          $11,451
         11/96             $14,916            $15,826          $17,372            $12,079          $11,907
         12/96             $14,647            $15,541          $17,028            $11,967          $11,753
         01/97             $15,262            $16,193          $18,091            $12,004          $11,342
         02/97             $15,368            $16,305          $18,234            $12,034          $11,528
         03/97             $14,858            $15,765          $17,486            $11,901          $11,570
         04/97             $15,549            $16,498          $18,528            $12,079          $11,631
         05/97             $16,538            $17,546          $19,661            $12,194          $12,388
         06/97             $17,261            $18,313          $20,535            $12,339          $13,071
         07/97             $18,401            $19,524          $22,168            $12,672          $13,282
         08/96             $17,399            $18,460          $20,927            $12,564          $12,290
         09/97             $18,333            $19,451          $22,071            $12,749          $12,978
         10/97             $17,649            $18,726          $21,334            $12,934          $11,980
         11/97             $18,205            $19,315          $22,322            $12,993          $11,858
         12/97             $18,527            $19,657          $22,706            $13,125          $11,961
         01/98             $18,762            $19,907          $22,958            $13,293          $12,508
         02/98             $20,080            $21,305          $24,613            $13,282          $13,311
         03/98             $21,091            $22,377          $25,873            $13,327          $13,721
         04/98             $21,303            $22,602          $26,137            $13,397          $13,829
         05/98             $20,879            $22,152          $25,688            $13,524          $13,762
         06/98             $21,592            $22,909          $26,731            $13,639          $13,866
         07/98             $21,356            $22,659          $26,447            $13,667          $14,006
         08/98             $18,123            $19,229          $22,626            $13,890          $12,271
         09/98             $19,081            $20,245          $24,076            $14,215          $11,894
         10/98             $20,687            $21,949          $26,031            $14,140          $13,133
         11/98             $21,868            $23,201          $27,608            $14,220          $13,806
         12/98             $23,191            $24,606          $29,232            $14,263          $14,350
         01/99             $23,863            $25,318          $30,454            $14,364          $14,307
         02/99             $23,088            $24,496          $31,401            $14,113          $13,966
         03/99             $23,939            $25,399          $32,657            $14,191          $14,549
         04/99             $24,870            $26,387          $33,920            $14,236          $15,138
         05/99             $24,236            $25,715          $33,120            $14,111          $14,358
         06/99             $25,439            $26,991          $34,922            $14,066          $14,918
         07/99             $24,818            $26,332          $33,831            $14,007          $15,361
         08/99             $24,610            $26,112          $33,664            $14,000          $15,418
         09/99             $24,144            $25,617          $32,741            $14,162          $15,574
         10/99             $25,517            $27,073          $34,814            $14,214          $16,158
         11/99             $26,333            $27,922          $35,520            $14,213          $16,719
         12/99             $28,066            $29,767          $37,613            $14,145          $18,220
         01/00             $26,659            $28,296          $35,724            $14,098          $17,063
         02/00             $26,701            $28,341          $35,049            $14,269          $17,522
         03/00             $28,768            $30,548          $38,477            $14,457          $18,202
         04/00             $27,716            $29,452          $37,319            $14,415          $17,244
         05/00             $26,920            $28,611          $36,554            $14,408          $16,824
         06/00             $27,986            $29,763          $37,457            $14,707          $17,481
         07/00             $27,402            $29,132          $36,872            $14,841          $16,749
         08/00             $28,897            $30,741          $39,162            $15,056          $16,895
         09/00             $27,359            $29,117          $37,094            $15,151          $16,072
         10/00             $27,046            $28,771          $36,939            $15,251          $15,693
         11/00             $24,995            $26,605          $34,028            $15,501          $15,104
         12/00             $25,256            $26,881          $34,195            $15,790          $15,640
         01/02             $26,006            $27,689          $35,409            $16,049          $15,633
         02/02             $23,739            $25,281          $32,179            $16,188          $14,460
         03/02             $22,223            $23,681          $30,139            $16,269          $13,496
         04/02             $23,892            $25,459          $32,481            $16,201          $14,434
         05/02             $23,862            $25,426          $32,699            $16,298          $13,924
         06/02             $23,249            $24,796          $31,904            $16,360          $13,355
         07/02             $22,866            $24,392          $31,591            $16,727          $13,112
         08/02             $21,641            $23,083          $29,614            $16,919          $12,780
         09/02             $19,711            $21,030          $27,221            $17,117          $11,485
         10/02             $20,171            $21,531          $27,741            $17,475          $11,779
         11/02             $21,549            $23,002          $29,869            $17,233          $12,214
         12/02             $21,765            $23,246          $30,131            $17,123          $12,286
         01/02             $21,300            $22,739          $29,691            $17,262          $11,634
         02/02             $21,021            $22,444          $29,118            $17,429          $11,715
         03/02             $21,858            $23,344          $30,213            $17,140          $12,349
         04/02             $20,865            $22,313          $28,382            $17,473          $12,430
         05/02             $20,710            $22,133          $28,172            $17,621          $12,588
         06/02             $19,300            $20,634          $26,166            $17,773          $12,087
         07/02             $17,931            $19,171          $24,128            $17,988          $10,894
         08/02             $18,024            $19,286          $24,285            $18,292          $10,869

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Funds' Adviser has committed through June 30, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Funds. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Funds' returns would have been lower.

Performance shown for Class A, Class B and Class C shares of each of the Wells Fargo Outlook Funds (formerly LifePath Funds) for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Class C shares of the corresponding Stagecoach LifePath Funds, their predecessor funds. Performance shown for the Class B shares of the Outlook Today Fund (formerly LifePath Opportunity Fund) for periods prior to August 1, 1998 reflects the performance of the Class A shares of the Outlook Today Fund adjusted to reflect the Class B shares contingent-deferred sales charge (CDSC) and expenses. Performance shown for the Class B shares of all other Outlook Funds for periods prior to March 1, 1997 reflects the performance of the Class A shares of the corresponding Outlook Funds adjusted to reflect the Class B share CDSCs and expenses. Performance shown for the Class C shares of the Outlook 2040 Fund (formerly LifePath 2040
Fund) for periods prior to July 1, 1998 reflects the performance of the Class B shares of the Outlook 2040 Fund adjusted to reflect the Class C shares CDSCs and expenses. Performance shown for the Class C shares of all other Outlook Funds for periods prior to December 1, 1998 reflects the performance of the Class B shares of the corresponding Outlook Funds adjusted to reflect the Class C share CDSCs and expenses. Performance shown for Institutional Class shares of each of the Wells Fargo Outlook Funds for periods prior to November 8, 1999, reflects performance of the Class A shares of the corresponding Stagecoach LifePath Funds, their predecessor funds, adjusted to reflect the sales charges and expenses of the Institutional Class shares. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds.

(2) For Class A shares, the maximum front-end sales charge is 5.75%. The maximum CDSC for Class B shares is 5.00%. For Class C shares, the maximum front-end sales charge is 1.00% and the maximum CDSC is 1.00%. Performance including sales charge assumes the maximum sales charge for the period shown. Institutional Class shares are sold without sales charges.

(3) The iMoneyNet All Taxable Money Fund Average includes all taxable retail and institutional money funds. It is made up of funds in the Treasury Retail, Treasury Institutional, Treasury & Repo Retail, Treasury & Repo Institutional, Government & Agency Retail, Government & Agency Institutional, First Tier Retail, First Tier Institutional, Second Tier Retail, and Second Tier Institutional categories.

(4) The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.

(5) "Standard & Poor's", "S&P", "S&P500", "Standard & Poor's 500" and "500" are trademarks of McGraw-Hill, Inc. and have been licensed. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in any Fund. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(6) The Morgan Stanley Capital International/Europe, Australasia and Far East ("MSCI EAFE") Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. You cannot invest directly in an Index.

(7)  Portfolio holdings are subject to change.

(8) The charts compare the performance of the Wells Fargo Outlook Funds Class A and Institutional Class shares for the life of the Fund with the S&P 500 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE and the iMoneyNet All Taxable Money Fund Average. The charts assume a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%. The indexes presented do not incur expenses and are not available directly for investment. Had these indexes incurred operating expenses, their performance would have been lower.

WELLS FARGO OUTLOOK TODAY FUND
                         PORTFOLIO OF INVESTMENTS - AUGUST 31, 2002 (UNAUDITED)

SECURITY NAME                                         SHARES                VALUE
COMMON STOCK

PERCENT OF NET ASSETS                                                       39.37%

AGRICULTURAL PRODUCTION-CROPS

PERCENT OF NET ASSETS                                                        0.02%

ALICO INCORPORATED                                       385         $      10,976
                                                                     -------------
AMUSEMENT & RECREATION SERVICES

PERCENT OF NET ASSETS                                                        0.09%

HARRAH'S ENTERTAINMENT
    INCORPORATED+                                        824         $      39,173
HOLLYWOOD MEDIA
    CORPORATION+                                         707                   870
PENN NATIONAL GAMING
    INCORPORATED+                                      1,170                21,411
                                                                     -------------
                                                                     $      61,454

APPAREL & ACCESSORY STORES

PERCENT OF NET ASSETS                                                        0.19%

CHRISTOPHER & BANKS
    CORPORATION+                                         500         $      14,550
GAP INCORPORATED                                       1,944                22,803
KOHL'S CORPORATION+                                      794                55,358
LIMITED BRANDS                                         1,312                20,060
NORDSTROM INCORPORATED                                   766                14,807
                                                                     -------------
                                                                     $     127,578

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS

PERCENT OF NET ASSETS                                                        0.13%

BENETTON GROUP SPA ADR                                 2,860         $      66,494
LIZ CLAIBORNE INCORPORATED                               832                23,479
WESTPOINT STEVENS
    INCORPORATED+                                      1,028                 1,840
                                                                     -------------
                                                                     $      91,813

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS

PERCENT OF NET ASSETS                                                        0.06%

AUTOZONE INCORPORATED+                                   381         $      27,565
MARINEMAX INCORPORATED+                                  642                 7,190
UNITED AUTO GROUP
    INCORPORATED+                                        321                 5,107
                                                                     -------------
                                                                     $      39,862

AUTOMOTIVE REPAIR, SERVICES & PARKING

PERCENT OF NET ASSETS                                                        0.04%

RYDER SYSTEM INCORPORATED                              1,046         $      27,342
                                                                     -------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS

PERCENT OF NET ASSETS                                                        0.12%

CENTEX CORPORATION                                       331         $      16,712
KB HOME                                                  674                32,318
PULTE HOMES INCORPORATED                                 721                34,421
                                                                     -------------
                                                                     $      83,451

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS

PERCENT OF NET ASSETS                                                        0.35%

CENTRAL GARDEN &
    PET COMPANY+                                       1,504         $      20,334
HOME DEPOT INCORPORATED                                4,234               139,426
LOWE'S COMPANIES
    INCORPORATED                                       1,576                65,215
SHERWIN-WILLIAMS COMPANY                                 645                17,415
                                                                     -------------
                                                                     $     242,390

BUSINESS SERVICES

PERCENT OF NET ASSETS                                                        2.53%

ACTUATE CORPORATION+                                     450         $       1,030
ADECCO SA ADR                                          3,946                43,840
ADOBE SYSTEMS INCORPORATED                               745                14,975
AKAMAI TECHNOLOGIES
    INCORPORATED+                                        700                   665
AOL TIME WARNER
    INCORPORATED+                                     11,144               140,971
AUTOMATIC DATA PROCESSING
    INCORPORATED                                       1,419                53,596
BEA SYSTEMS INCORPORATED+                              1,600                 9,776
BMC SOFTWARE INCORPORATED+                               865                12,024
BROADVISION INCORPORATED+                                 78                   193
BROCADE COMMUNICATIONS
    SYSTEMS INCORPORATED+                                900                13,023
CENDANT CORPORATION+                                   2,926                41,870
CENTRA SOFTWARE INCORPORATED+                            821                 1,133
CITRIX SYSTEMS INCORPORATED+                           1,500                 9,450
COGNIZANT TECHNOLOGY
    SOLUTIONS CORPORATION+                               421                24,170
COMPUTER ASSOCIATES
    INTERNATIONAL INCORPORATED                         1,820                20,384
COMPUTER SCIENCES
    CORPORATION+                                         613                22,577
COMPUWARE CORPORATION+                                 1,339                 4,861
CONCORD EFS INCORPORATED+                              1,200                24,528
DATASTREAM SYSTEMS
    INCORPORATED+                                        707                 4,376
DELUXE CORPORATION                                       370                16,820
DIGIMARC CORPORATION+                                    593                 5,438
DYNAMICS RESEARCH
    CORPORATION+                                         835                15,281
EBAY INCORPORATED+                                       700                39,563
ELECTRO RENT CORPORATION+                              1,614                16,463
ELECTRONIC DATA SYSTEMS
    CORPORATION                                        1,287                51,814
ENTERASYS NETWORKS
    INCORPORATED+                                        563                   569
ENTRUST INCORPORATED+                                  1,000                 4,279
EQUIFAX INCORPORATED                                     836                19,462
EXE TECHNOLOGIES
    INCORPORATED+                                        450                   473
F5 NETWORKS INCORPORATED+                                900                11,250
FALCONSTOR SOFTWARE
    INCORPORATED+                                      1,242                 6,396
FIRST DATA CORPORATION                                 1,726                59,978

SECURITY NAME                                         SHARES                VALUE
COMMON STOCK (CONTINUED)

GERBER SCIENTIFIC
    INCORPORATED+                                        964         $       2,227
GEVITY HR INCORPORATED                                   129                   419
ICT GROUP INCORPORATED+                                  450                 7,943
IMS HEALTH INCORPORATED                                1,115                19,401
INNODATA CORPORATION+                                    707                   771
INNOTRAC CORPORATION+                                    964                 2,458
INTERPUBLIC GROUP OF
    COMPANIES INCORPORATED                             1,042                18,996
INTUIT INCORPORATED+                                     600                26,778
MAPINFO CORPORATION+                                     857                 5,348
MICROSOFT CORPORATION+                                 9,950               488,743
NCR CORPORATION+                                         568                15,961
NOVELL INCORPORATED+                                     723                 1,880
OMNICOM GROUP
    INCORPORATED                                         536                32,428
ORACLE CORPORATION+                                   10,922               104,742
PEOPLESOFT INCORPORATED+                               1,000                16,080
QUOVADX INCORPORATED+                                    385                   847
RADISYS CORPORATION+                                     757                 5,450
RENTOKIL INITIAL PLC ADR                               2,631                48,483
REUTERS GROUP PLC ADR                                    816                21,689
SAP AG ADR                                             1,117                21,502
SECURE COMPUTING
    CORPORATION+                                       1,300                 5,746
SIEBEL SYSTEMS INCORPORATED+                           1,378                11,672
SKILLSOFT CORPORATION+                                   328                 3,382
SUN MICROSYSTEMS
    INCORPORATED+                                      7,434                27,430
SYNOPSYS INCORPORATED+                                   385                16,613
SYNPLICITY INCORPORATED+                                 993                 4,975
TMP WORLDWIDE
    INCORPORATED+                                        800                 8,736
TRANSACTION SYSTEMS
    ARCHITECTS INCORPORATED+                           1,100                 9,460
UNISYS CORPORATION+                                    1,668                14,844
VASCO DATA SECURITY
    INTERNATIONAL
    INCORPORATED+                                        899                 1,214
VASTERA INCORPORATED+                                    721                 1,730
VENTIV HEALTH INCORPORATED+                            1,878                 2,911
VERITAS SOFTWARE
    CORPORATION+                                       1,476                23,984
VERITY INCORPORATED+                                     800                 8,720
WEBSENSE INCORPORATED+                                   600                10,224
WPP GROUP PLC ADR                                      1,086                40,160
YAHOO! INCORPORATED+                                   1,704                17,534
                                                                     -------------
                                                                     $   1,742,709

CHEMICALS & ALLIED PRODUCTS

PERCENT OF NET ASSETS                                                        4.30%

ABBOTT LABORATORIES                                    2,958         $     118,408
ADVANCED TISSUE SCIENCES
    INCORPORATED+                                        771                   833
AKZO NOBLE NV ADR                                      1,836                69,125
ALBERTO-CULVER COMPANY
    CLASS B                                              630                31,034
AMGEN INCORPORATED+                                    2,683               120,814
ASTRAZENECA PLC ADR                                    2,233         $      65,092
AVENTIS SA ADR                                         1,445                85,053
AVERY DENNISON CORPORATION                               245                15,464
AVON PRODUCTS INCORPORATED                               589                28,708
BARR LABORATORIES
    INCORPORATED+                                        264                18,667
BIOGEN INCORPORATED+                                     590                19,765
BRISTOL-MYERS SQUIBB
    COMPANY                                            3,476                86,726
CELLEGY PHARMACEUTICALS
    INCORPORATED+                                      1,349                 3,292
CENTERPULSE ADR+                                       1,021                14,958
CLOROX COMPANY                                           421                18,128
COLGATE-PALMOLIVE COMPANY                              1,006                54,877
CORIXA CORPORATION+                                    1,400                 8,610
CORVAS INTERNATIONAL
    INCORPORATED+                                      2,071                 2,877
DOW CHEMICAL COMPANY                                   1,900                57,418
E I DU PONT DE NEMOURS &
    COMPANY                                            1,886                76,025
EASTMAN CHEMICAL COMPANY                                 651                29,210
ECOLAB INCORPORATED                                      382                17,205
ELI LILLY & COMPANY                                    2,044               118,653
EMISPHERE TECHNOLOGIES
    INCORPORATED+                                        400                 1,304
FOREST LABORATORIES
    INCORPORATED+                                        500                36,500
GENELABS TECHNOLOGIES
    INCORPORATED+                                        450                 1,269
GENENTECH INCORPORATED+                                1,000                32,790
GENZYME MOLECULAR
    ONCOLOGY+                                            642                 1,117
GEORGIA GULF CORPORATION                               1,108                28,254
GILLETTE COMPANY                                       2,100                66,213
GLAXOSMITHKLINE PLC ADR                                4,112               155,803
GREAT LAKES CHEMICAL
    CORPORATION                                          743                21,369
HYSEQ INCORPORATED+                                    1,185                 2,358
IDEC PHARMACEUTICALS
    CORPORATION+                                         500                20,090
INKINE PHARMACEUTICAL
    COMPANY+                                             514                   632
INTERNATIONAL FLAVORS &
    FRAGRANCES INCORPORATED                              464                14,964
KING PHARMACEUTICALS
    INCORPORATED+                                        900                19,179
LA JOLLA PHARMACEUTICAL
    COMPANY+                                             835                 4,075
MEDIMMUNE INCORPORATED+                                1,100                28,237
MERCK & COMPANY
    INCORPORATED                                       4,051               204,656
MGI PHARMA INCORPORATED+                                 978                 7,619
MISSISSIPPI CHEMICAL
    CORPORATION+                                       4,675                 5,844
NAPRO BIOTHERAPEUTICS
    INCORPORATED+                                      1,342                 2,550
NOVARTIS AG ADR                                        3,076               124,423
NOVO NORDISK A/S ADR                                   1,763                53,295

SECURITY NAME                                         SHARES                VALUE
COMMON STOCK (CONTINUED)

ORASURE TECHNOLOGIES
    INCORPORATED+                                      1,307         $       4,888
PENWEST PHARMACEUTICALS
    COMPANY+                                             850                 9,996
PFIZER INCORPORATED                                   11,521               381,114
PHARMACIA CORPORATION                                  2,524               110,298
PROCTER & GAMBLE COMPANY                               2,200               195,030
ROCHE HOLDING AG ADR                                   1,101                79,056
SCHERING-PLOUGH CORPORATION                            2,895                66,817
SHISEIDO COMPANY LIMITED
    ADR                                                4,000                52,764
SIGMA-ALDRICH CORPORATION                                368                18,768
TEXAS BIOTECHNOLOGY
    CORPORATION+                                       2,171                 5,536
TWINLAB CORPORATION+                                     707                   269
UNIFI INCORPORATED+                                    2,292                17,190
WATSON PHARMACEUTICALS
    INCORPORATED+                                        615                14,342
WR GRACE & COMPANY+                                    2,005                 4,311
WYETH                                                  2,524               108,027
                                                                     -------------
                                                                     $   2,961,889

COMMUNICATIONS

PERCENT OF NET ASSETS                                                        1.87%

ALLTEL CORPORATION                                       788         $      33,143
AT&T CORPORATION                                       9,387               114,708
AT&T WIRELESS SERVICES
    INCORPORATED+                                      6,650                32,851
AVAYA INCORPORATED+                                    1,061                 2,228
BEASLEY BROADCAST GROUP
    INCORPORATED CLASS A+                                871                11,828
BELLSOUTH CORPORATION                                  4,416               102,980
BRITISH SKY BROADCASTING
    GROUP PLC ADR+                                       435                24,578
BT GROUP PLC ADR                                       1,352                42,264
CENTURYTEL INCORPORATED                                  593                16,041
CERTEGY INCORPORATED+                                    368                12,092
CHOICE ONE
    COMMUNICATIONS
    INCORPORATED+                                        450                   225
CLEAR CHANNEL
    COMMUNICATIONS
    INCORPORATED+                                      1,563                53,423
COMCAST CORPORATION
    CLASS A+                                           2,728                65,008
DEUTSCHE TELEKOM ADR                                   2,560                28,160
FRANCE TELECOM SA ADR                                    462                 5,881
ITC DELTACOM
    INCORPORATED+                                        835                    50
MMO2 PLC ADR+                                            992                 7,450
NEXTEL COMMUNICATIONS
    INCORPORATED CLASS A+                              2,355                17,922
NIPPON TELEGRAPH &
    TELEPHONE CORPORATION
    ADR                                                1,229                24,469
NTT DOCOMO
    INCORPORATED ADR                                   2,000                42,800
QWEST COMMUNICATIONS
    INTERNATIONAL INCORPORATED+                        2,349         $       7,634
SBC COMMUNICATIONS
    INCORPORATED                                       7,922               195,990
SPRINT CORPORATION
    (FON GROUP)                                        2,509                29,104
SPRINT CORPORATION
    (PCS GROUP)+                                       3,205                12,692
TELECOM CORPORATION OF
    NEW ZEALAND LIMITED
    ADR                                                  699                13,281
TELEFONICA SA ADR+                                     2,310                63,664
TIVO INCORPORATED+                                       514                 2,092
VERIZON COMMUNICATIONS
    INCORPORATED                                       6,218               192,758
VODAFONE GROUP PLC ADR                                 8,333               133,245
                                                                     -------------
                                                                     $   1,288,561

DOMESTIC DEPOSITORY INSTITUTIONS

PERCENT OF NET ASSETS                                                        3.57%

AMSOUTH BANCORPORATION                                 1,711         $      38,446
BANK OF AMERICA
    CORPORATION                                        3,513               246,191
BANK OF NEW YORK
    COMPANY INCORPORATED                               1,592                55,959
BANK ONE CORPORATION                                   2,934               120,147
BANKUNITED FINANCIAL
    CORPORATION CLASS A+                               1,806                32,147
BB&T CORPORATION                                       1,448                55,096
CENTRAL COAST BANCORP+                                 1,102                21,599
CHARTER ONE FINANCIAL
    INCORPORATED                                       1,000                33,700
CITIGROUP INCORPORATED                                12,007               393,229
COMERICA INCORPORATED                                    689                40,307
FIFTH THIRD BANCORP                                    1,235                82,967
FIRST OF LONG ISLAND
    CORPORATION                                          900                30,384
FIRSTFED AMERICA BANCORP                                 578                13,930
FLEETBOSTON FINANCIAL
    CORPORATION                                        2,313                55,813
GOLDEN WEST FINANCIAL
    CORPORATION                                          425                28,896
HUNTINGTON BANCSHARES
    INCORPORATED                                       1,811                36,564
ITLA CAPITAL CORPORATION+                                578                17,091
J P MORGAN CHASE &
    COMPANY                                            4,663               123,103
KEYCORP                                                1,000                26,830
MELLON FINANCIAL
    CORPORATION                                          968                26,765
NATIONAL CITY CORPORATION                              1,400                43,638
NORTHERN TRUST CORPORATION                               617                26,371
PNC FINANCIAL SERVICES
    GROUP INCORPORATED                                   633                29,175
REGIONS FINANCIAL
    CORPORATION                                          980                35,006
SOUTHTRUST CORPORATION                                 1,360                35,686
STATE STREET CORPORATION                                 963                41,717
SUN BANCORP INCORPORATED+                                991                12,933

SECURITY NAME                                         SHARES                VALUE
COMMON STOCK (CONTINUED)

SUNTRUST BANKS
    INCORPORATED                                         781         $      52,725
SYNOVUS FINANCIAL
    CORPORATION                                        1,148                27,747
TROY FINANCIAL CORPORATION                               809                23,097
UNION PLANTERS CORPORATION                               916                28,451
US BANCORP                                             4,948               106,333
USB HOLDING COMPANY
    INCORPORATED                                       1,037                17,733
WACHOVIA CORPORATION                                   3,420               126,027
WASHINGTON MUTUAL
    INCORPORATED                                       2,300                86,963
WELLS FARGO & COMPANY#                                 4,032               210,430
WINTRUST FINANCIAL
    CORPORATION                                          771                24,672
WSFS FINANCIAL CORPORATION                             1,263                39,027
YARDVILLE NATIONAL BANCORP                               599                11,848
                                                                     -------------
                                                                     $   2,458,743

EATING & DRINKING PLACES

PERCENT OF NET ASSETS                                                        0.17%

DARDEN RESTAURANTS
    INCORPORATED                                         879         $      22,529
MCDONALD'S CORPORATION                                 2,816                66,908
WENDY'S INTERNATIONAL
    INCORPORATED                                         848                30,282
                                                                     -------------
                                                                     $     119,719

EDUCATIONAL SERVICES

PERCENT OF NET ASSETS                                                        0.00%

PROSOFTTRAINING+                                         386         $         108
                                                                     -------------

ELECTRIC, GAS & SANITARY SERVICES

PERCENT OF NET ASSETS                                                        1.53%

AES CORPORATION+                                       2,178         $       6,578
ALLIED WASTE INDUSTRIES
    INCORPORATED+                                      1,156                10,069
AMEREN CORPORATION                                       421                18,545
AMERICAN ELECTRIC POWER
    COMPANY INCORPORATED                                 424                14,458
AMERICAN STATES WATER
    COMPANY                                              685                16,440
CALPINE CORPORATION+                                   2,000                 9,760
CINERGY CORPORATION                                      501                17,234
CMS ENERGY CORPORATION                                   764                 8,068
CONSOLIDATED EDISON
    INCORPORATED                                         364                14,811
CONSTELLATION ENERGY
    GROUP INCORPORATED                                   607                17,002
DOMINION RESOURCES
    INCORPORATED                                       1,263                79,203
DTE ENERGY COMPANY                                       134                 5,750
DUKE ENERGY CORPORATION                                2,159                57,926
DYNEGY INCORPORATED
    CLASS A                                            1,000                 2,080
E.ON AG ADR                                            1,625                82,729
EDISON INTERNATIONAL+                                  1,252                14,999
EL PASO CORPORATION                                    1,456                24,621
ENDESA SA ADR                                          5,730                67,614
ENTERGY CORPORATION                                      461         $      19,450
EXELON CORPORATION                                       721                33,757
FIRSTENERGY CORPORATION                                  818                26,994
FPL GROUP INCORPORATED                                   336                19,179
MIRANT CORPORATION+                                      857                 3,239
NATIONAL GRID GROUP PLC
    ADR                                                2,087                73,462
NICOR INCORPORATED                                     1,120                31,808
NISOURCE INCORPORATED                                    807                16,051
PEOPLES ENERGY CORPORATION                             1,818                60,758
PG&E CORPORATION+                                      1,222                13,870
PROGRESS ENERGY INCORPORATED                             592                27,540
PUBLIC SERVICE ENTERPRISE
    GROUP INCORPORATED                                   134                 4,717
RELIANT ENERGY INCORPORATED                              815                 9,658
SCOTTISH POWER PLC ADR                                 2,866                65,259
SEMPRA ENERGY                                            295                 7,083
SOUTH JERSEY INDUSTRIES
    INCORPORATED                                         528                17,456
SOUTHERN COMPANY                                       2,585                74,862
SOUTHWESTERN ENERGY
    COMPANY+                                             950                10,878
TXU CORPORATION                                          400                19,344
WASTE MANAGEMENT
    INCORPORATED                                       1,400                35,602
WILLIAMS COMPANIES
    INCORPORATED                                       1,282                 4,128
XCEL ENERGY INCORPORATED                                 957                 9,245
                                                                     -------------
                                                                     $   1,052,227

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT

PERCENT OF NET ASSETS                                                        2.86%

ACUITY BRANDS INCORPORATED                             2,023         $      28,322
ADC TELECOMMUNICATIONS
    INCORPORATED+                                      1,226                 1,569
ADVANCED MICRO DEVICES
    INCORPORATED+                                      1,652                14,620
AGERE SYSTEMS INCORPORATED
    CLASS A+                                              94                   149
AGERE SYSTEMS INCORPORATED
    CLASS B+                                           2,307                 3,553
ALTERA CORPORATION+                                    1,401                15,005
ANADIGICS INCORPORATED+                                1,300                 4,043
ANALOG DEVICES
    INCORPORATED+                                        938                22,606
ANDREW CORPORATION+                                      907                 9,061
APPLIED MICRO CIRCUITS
    CORPORATION+                                       1,214                 4,674
AVANEX CORPORATION+                                      500                 1,060
BMC INDUSTRIES INCORPORATED                            1,285                 1,414
BOLDER TECHNOLOGIES
    INCORPORATED+                                        129                     0
BROADCOM CORPORATION
    CLASS A+                                           1,021                16,836
CANON INCORPORATED ADR                                 1,459                49,956
CATAPULT COMMUNICATIONS
    CORPORATION+                                         721                 8,414

SECURITY NAME                                         SHARES                VALUE
COMMON STOCK (CONTINUED)

CHANNELL COMMERCIAL
CORPORATION+                                             835         $       2,789
CHARTERED SEMICONDUCTOR
    MANUFACTURING LIMITED
    ADR+                                                  47                   557
CIENA CORPORATION+                                     1,400                 5,683
COMVERSE TECHNOLOGY
    INCORPORATED+                                      1,293                10,577
CONEXANT SYSTEMS
    INCORPORATED+                                        900                 1,332
CUBIC CORPORATION                                      1,479                31,089
EMERSON ELECTRIC COMPANY                               1,000                48,780
FUJITSU LIMITED ADR                                    1,344                36,274
GENERAL ELECTRIC COMPANY                              17,805               536,821
INTEL CORPORATION                                     12,072               201,240
JDS UNIPHASE CORPORATION+                              3,942                10,604
KONINKLIJKE (ROYAL) PHILIPS
    ELECTRONICS NV
    NY SHARES                                          1,526                30,825
LIGHTPATH TECHNOLOGIES
    INCORPORATED CLASS A+                                578                   301
LINEAR TECHNOLOGY
    CORPORATION                                        1,052                27,583
LSI LOGIC CORPORATION+                                 1,809                13,260
LUCENT TECHNOLOGIES
    INCORPORATED+                                      8,722                15,089
MAXIM INTEGRATED PRODUCTS
    INCORPORATED+                                      1,014                32,053
MAYTAG CORPORATION                                       835                27,254
MEDIS TECHNOLOGIES LIMITED+                            1,345                 7,208
MICRON TECHNOLOGY
    INCORPORATED+                                      1,764                30,429
MINEBEA COMPANY
    LIMITED ADR                                        6,000                69,025
MOLEX INCORPORATED                                       600                17,820
MOTOROLA INCORPORATED                                  5,859                70,308
MRV COMMUNICATIONS
    INCORPORATED+                                      1,000                 1,040
MYKROLIS CORPORATION+                                  1,204                 8,741
NATIONAL SEMICONDUCTOR
    CORPORATION+                                         700                11,193
NETWORK APPLIANCE
    INCORPORATED+                                      1,050                10,017
NMS COMMUNICATIONS
    CORPORATION+                                         835                 1,420
NOKIA OYJ ADR                                          3,686                48,987
NORTEL NETWORKS
    CORPORATION+                                       8,335                 8,752
NOVELLUS SYSTEMS
    INCORPORATED+                                        800                19,568
NVIDIA CORPORATION+                                      600                 6,090
OMRON CORPORATION ADR                                    400                57,015
PCD INCORPORATED+                                        514                   216
PIONEER CORPORATION ADR                                2,369                41,623
PMC-SIERRA INCORPORATED+                               1,200                 8,412
QLOGIC CORPORATION+                                      400                13,420
QUALCOMM INCORPORATED+                                 1,729                47,911
REMEC INCORPORATED+                                      835                 3,440
SANMINA-SCI CORPORATION+                               1,900         $       6,726
SEACHANGE INTERNATIONAL
    INCORPORATED+                                        900                 6,066
SKYWORKS SOLUTIONS
    INCORPORATED+                                        315                 1,323
SONY CORPORATION ADR                                   1,394                60,653
SORRENTO NETWORKS
    CORPORATION+                                         642                   437
STMICROELECTRONICS NV
    NY SHARES                                          2,313                46,584
TELLABS INCORPORATED+                                  1,791                10,119
TERAYON COMMUNICATION
    SYSTEMS INCORPORATED+                                700                 2,191
TEXAS INSTRUMENTS
    INCORPORATED                                       3,637                71,649
THOMAS & BETTS
    CORPORATION+                                         894                14,438
TOLLGRADE COMMUNICATIONS
    INCORPORATED+                                        457                 5,256
VITESSE SEMICONDUCTOR
    CORPORATION+                                         700                   931
WHIRLPOOL CORPORATION                                    511                28,263
XILINX INCORPORATED+                                     855                16,519
                                                                     -------------
                                                                     $   1,967,183

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES

PERCENT OF NET ASSETS                                                        0.28%

ANTIGENICS INCORPORATED+                                 921         $       8,132
ATRIX LABS INCORPORATED+                                 693                12,128
CHARLES RIVER ASSOCIATES
    INCORPORATED+                                        450                 7,700
FIRST CONSULTING GROUP
    INCORPORATED+                                      1,207                 8,751
FLUOR CORPORATION                                        437                12,087
GENE LOGIC INCORPORATED+                               1,000                 8,010
HALLIBURTON COMPANY                                    1,720                26,144
KENDLE INTERNATIONAL
    INCORPORATED+                                        385                 3,157
MICHAEL BAKER CORPORATION+                               963                13,241
MILLENNIUM PHARMACEUTICALS
    INCORPORATED+                                      1,100                13,486
MONSANTO COMPANY                                         430                 7,899
MOODY'S CORPORATION                                      541                26,141
PAYCHEX INCORPORATED                                   1,019                23,845
PER-SE TECHNOLOGIES
    INCORPORATED+                                        771                 6,607
QUINTILES TRANSNATIONAL
    CORPORATION+                                       1,472                14,764
                                                                     -------------
                                                                     $     192,092

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT

PERCENT OF NET ASSETS                                                        0.50%

BALL CORPORATION                                         884         $      44,032
COMPX INTERNATIONAL
    INCORPORATED                                       1,178                12,546
CRANE COMPANY                                            606                13,847
FORTUNE BRANDS
    INCORPORATED                                         280                14,692

SECURITY NAME                                         SHARES                VALUE
COMMON STOCK (CONTINUED)

GRIFFON CORPORATION+                                     988         $      11,560
GULF ISLAND FABRICATION
    INCORPORATED+                                      1,342                16,158
ILLINOIS TOOL WORKS
    INCORPORATED                                         800                54,816
KAWASAKI STEEL CORPORATION
    ADR+                                               3,708                43,471
LOCKHEED MARTIN
    CORPORATION                                        1,100                69,652
MASCO CORPORATION                                      1,400                33,824
SNAP-ON INCORPORATED                                     753                21,280
WATTS INDUSTRIES
    INCORPORATED CLASS A                                 578                10,144
                                                                     -------------
                                                                     $     346,022

FOOD & KINDRED PRODUCTS

PERCENT OF NET ASSETS                                                        1.65%

ADOLPH COORS COMPANY                                     359         $      21,558
ANHEUSER-BUSCH COMPANIES
    INCORPORATED                                       1,400                74,424
ARCHER-DANIELS-MIDLAND
    COMPANY                                            2,080                25,355
CADBURY SCHWEPPES PLC ADR                              3,520               103,347
CAMPBELL SOUP COMPANY                                    880                20,372
COCA-COLA COMPANY                                      4,239               216,189
COCA-COLA ENTERPRISES
    INCORPORATED                                       1,360                27,486
CONAGRA FOODS INCORPORATED                             1,116                29,340
DIAGEO PLC ADR                                         1,999                96,572
GENERAL MILLS INCORPORATED                               628                26,433
HEINZ (H J) COMPANY                                      466                17,601
HERCULES INCORPORATED+                                   981                10,301
HERSHEY FOODS CORPORATION                                231                17,498
J M SMUCKER COMPANY                                      648                23,555
KELLOGG COMPANY                                          764                24,570
KIRIN BREWERY COMPANY
    LIMITED ADR+                                       1,203                77,594
LVMH MOET HENNESSY
    LOUIS VUITTON ADR                                  3,426                28,950
NESTLE SA ADR                                          2,251               120,755
PEPSICO INCORPORATED                                   2,809               111,096
SARA LEE CORPORATION                                   1,400                25,816
TOPPS COMPANY
    INCORPORATED+                                      1,464                12,883
WM WRIGLEY JR COMPANY                                    459                23,368
                                                                     -------------
                                                                     $   1,135,063

FOOD STORES

PERCENT OF NET ASSETS                                                        0.31%

ALBERTSON'S INCORPORATED                               1,183         $      30,427
COLES MYER LIMITED ADR                                 3,140                79,348
GREAT ATLANTIC & PACIFIC
    TEA COMPANY+                                       1,586                16,669
KONINKLIJKE AHOLD NV ADR                               2,018                34,306
KROGER COMPANY+                                        1,599                28,910
PENN TRAFFIC COMPANY+                                  1,386                 9,702
WINN-DIXIE STORES
    INCORPORATED                                         843         $      13,614
                                                                     -------------
                                                                     $     212,976

FOREIGN DEPOSITORY INSTITUTIONS

PERCENT OF NET ASSETS                                                        1.35%

ABN AMRO HOLDING NV
    ADR                                                4,543         $      73,778
ALLIED IRISH BANKS PLC ADR                             2,523                65,421
BANCO BILBAO VIZCAYA
    ARGENTARIA SA ADR                                  7,621                74,533
BANCO COMERCIAL PORTUGUES
    SA ADR                                               952                13,147
BANCO SANTANDER CENTRAL
    HISPANO SA ADR                                     8,121                53,761
BARCLAYS PLC ADR                                       2,208                63,811
BNP PARIBAS SA ADR                                     2,623                61,169
DEUTSCHE BANK AG                                       1,298                79,957
HBOS PLC ADR                                           3,400               114,236
HSBC HOLDINGS PLC ADR                                  2,125               121,465
NATIONAL AUSTRALIA BANK
    LIMITED ADR                                          805                77,071
SANPAOLO IMI SPA ADR                                   1,972                33,149
SUMITOMO MITSUI BANKING
    CORPORATION ADR                                   10,000                51,364
WESTPAC BANKING
    CORPORATION LIMITED
    ADR                                                1,134                47,061
                                                                     -------------
                                                                     $     929,923

FURNITURE & FIXTURES

PERCENT OF NET ASSETS                                                        0.12%

JOHNSON CONTROLS
    INCORPORATED                                         448         $      38,658
LEGGETT & PLATT
    INCORPORATED                                       1,032                23,891
NEWELL RUBBERMAID
    INCORPORATED                                         589                20,379
                                                                     -------------
                                                                     $      82,928

GENERAL MERCHANDISE STORES

PERCENT OF NET ASSETS                                                        1.03%

BIG LOTS INCORPORATED+                                   658         $      11,087
DILLARD'S INCORPORATED
    CLASS A                                              333                 8,178
DOLLAR GENERAL CORPORATION                               962                14,411
FEDERATED DEPARTMENT
    STORES INCORPORATED+                                 700                25,130
FRED'S INCORPORATED                                      481                16,114
GOTTSCHALKS INCORPORATED+                                899                 1,933
J C PENNEY COMPANY
    INCORPORATED                                         700                12,152
MAY DEPARTMENT STORES
    COMPANY                                              700                20,531
MITSUKOSHI LIMITED ADR                                 1,554                46,398
SEARS ROEBUCK & COMPANY                                  700                31,857
SHOPKO STORES INCORPORATED+                              950                13,642
TARGET CORPORATION                                     1,680                57,456
TJX COMPANIES
    INCORPORATED                                       1,568                31,015

SECURITY NAME                                         SHARES                VALUE
COMMON STOCK (CONTINUED)

VALUE CITY DEPARTMENT
    STORES INCORPORATED+                                 214         $         492
WAL-MART STORES INCORPORATED                           7,808               417,572
                                                                     -------------
                                                                     $     707,968

HEALTH SERVICES

PERCENT OF NET ASSETS                                                        0.31%

AMERICAN RETIREMENT
    CORPORATION+                                         514         $         951
APRIA HEALTHCARE GROUP
    INCORPORATED+                                      1,213                27,996
HCA INCORPORATED                                       1,300                60,515
HEALTHSOUTH
    CORPORATION+                                       1,779                 9,589
MANOR CARE INCORPORATED+                                 915                21,448
MATRIA HEALTHCARE
    INCORPORATED+                                        461                 3,711
SIERRA HEALTH SERVICES
    INCORPORATED+                                      1,142                22,063
TENET HEALTHCARE
    CORPORATION+                                       1,400                66,038
TLC VISION CORPORATION+                                  732                 1,186
                                                                     -------------
                                                                     $     213,497

HOLDING & OTHER INVESTMENT OFFICES

PERCENT OF NET ASSETS                                                        0.00%

MORGAN GROUP HOLDING
    COMPANY+                                             128         $          26
                                                                     -------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES

PERCENT OF NET ASSETS                                                        0.15%

BED BATH & BEYOND
    INCORPORATED+                                        821         $      26,321
BEST BUY COMPANY
    INCORPORATED+                                        818                17,342
BROOKSTONE INCORPORATED+                                 621                 6,862
CIRCUIT CITY STORES-CIRCUIT
    CITY GROUP                                           921                12,839
COST PLUS INCORPORATED+                                  493                12,054
MOVIE GALLERY INCORPORATED+                            1,012                14,047
RADIOSHACK CORPORATION+                                  549                11,963
ULTIMATE ELECTRONICS
    INCORPORATED+                                        257                 2,827
                                                                     -------------
                                                                     $     104,255

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES

PERCENT OF NET ASSETS                                                        0.08%

HILTON HOTELS CORPORATION                              1,685         $      19,394
MARRIOTT INTERNATIONAL
    INCORPORATED CLASS A                               1,000                32,730
                                                                     -------------
                                                                     $      52,124

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT

PERCENT OF NET ASSETS                                                        2.24%

3M COMPANY                                               700         $      87,465
APPLE COMPUTER
    INCORPORATED+                                      1,182         $      17,435
APPLIED MATERIALS
    INCORPORATED+                                      3,526                47,107
BAKER HUGHES INCORPORATED                              1,677                46,118
BLACK & DECKER
    CORPORATION                                          403                18,083
BRIGGS & STRATTON
    CORPORATION                                          584                22,922
CATERPILLAR INCORPORATED                                 900                39,276
CISCO SYSTEMS INCORPORATED+                           13,735               189,818
COMPUTER NETWORK
    TECHNOLOGY CORPORATION+                            1,442                 8,912
DEERE & COMPANY                                          600                27,552
DELL COMPUTER
    CORPORATION+                                       5,066               134,857
DOVER CORPORATION                                        719                20,657
EATON CORPORATION                                        377                26,669
EMC CORPORATION+                                       5,720                38,667
ENPRO INDUSTRIES
    INCORPORATED+                                        156                   615
FLOW INTERNATIONAL
    CORPORATION+                                         707                 3,818
GARDNER DENVER
    INCORPORATED+                                        885                17,700
GATEWAY INCORPORATED+                                  1,320                 4,620
GENERAL BINDING
    CORPORATION+                                         707                11,312
GLOBAL IMAGING SYSTEMS
    INCORPORATED+                                        835                16,374
HEWLETT-PACKARD COMPANY                                7,160                96,159
HITACHI LIMITED ADR                                      659                35,197
IBM CORPORATION                                        3,036               228,854
JABIL CIRCUIT INCORPORATED+                              900                16,839
JUNIPER NETWORKS
    INCORPORATED+                                      1,300                 9,451
KADANT INCORPORATED+                                     620                 9,449
LEXMARK INTERNATIONAL
    INCORPORATED+                                        380                17,936
LUFKIN INDUSTRIES
    INCORPORATED                                         250                 7,025
MAKITA CORPORATION ADR                                 9,991                59,247
NEC CORPORATION ADR                                    4,547                25,054
PALL CORPORATION                                         665                11,239
PALM INCORPORATED+                                       776                   590
PITNEY BOWES INCORPORATED                                535                19,394
SCM MICROSYSTEMS
    INCORPORATED+                                      1,157                 8,770
SIEMENS AG ADR                                         1,526                71,554
SOLECTRON CORPORATION+                                 2,629                 9,780
STANLEY WORKS                                            388                13,533
UNITED TECHNOLOGIES
    CORPORATION                                        1,200                71,268
VIVENDI UNIVERSAL SA ADR                               2,323                30,106
WATSCO INCORPORATED                                    1,278                20,065
                                                                     -------------
                                                                     $   1,541,487

SECURITY NAME                                         SHARES                VALUE
COMMON STOCK (CONTINUED)

INSURANCE AGENTS, BROKERS & SERVICE

PERCENT OF NET ASSETS                                                        0.14%

AON CORPORATION                                          622         $      12,291
HUMANA INCORPORATED+                                   2,155                28,662
MARSH & MCLENNAN
    COMPANIES INCORPORATED                             1,112                54,099
                                                                     -------------
                                                                     $      95,052

INSURANCE CARRIERS

PERCENT OF NET ASSETS                                                        2.01%

AEGON NV ADR                                           1,861         $      27,003
AFLAC INCORPORATED                                     1,500                45,915
ALLSTATE CORPORATION                                   1,700                63,274
AMBAC FINANCIAL GROUP
    INCORPORATED                                         400                23,004
AMERICAN INTERNATIONAL
    GROUP INCORPORATED                                 6,300               395,640
AXA ADR                                                3,051                41,799
CHUBB CORPORATION                                        525                32,492
CIGNA CORPORATION                                        404                34,388
CINCINNATI FINANCIAL
    CORPORATION                                          677                26,897
COBALT CORPORATION+                                    1,220                22,021
HARTFORD FINANCIAL
    SERVICES GROUP                                       752                37,615
ING GROUP NV ADR                                       3,137                68,794
JOHN HANCOCK FINANCIAL
    SERVICES INCORPORATED                              1,100                33,385
LANDAMERICA FINANCIAL
    GROUP INCORPORATED                                   721                26,100
LINCOLN NATIONAL
    CORPORATION                                          481                17,821
LOEWS CORPORATION                                        600                31,506
MBIA INCORPORATED                                        519                23,853
METLIFE INCORPORATED                                   2,100                56,532
MGIC INVESTMENT
    CORPORATION                                          389                23,422
MILLEA HOLDINGS
    INCORPORATED ADR                                   1,962                79,853
PROASSURANCE CORPORATION+                                787                12,710
PROGRESSIVE CORPORATION                                  636                34,185
SAFECO CORPORATION                                       664                21,985
ST PAUL COMPANIES
    INCORPORATED                                         598                18,191
TORCHMARK CORPORATION                                    684                25,547
TRAVELERS PROPERTY CASUALTY
    CORPORATION CLASS A+                                 540                 8,494
TRAVELERS PROPERTY CASUALTY
    CORPORATION CLASS B+                               1,110                18,085
UNITEDHEALTH GROUP
    INCORPORATED                                         794                70,150
UNUMPROVIDENT CORPORATION                                900                20,844
VESTA INSURANCE GROUP
    INCORPORATED                                       1,355                 3,835
XL CAPITAL LIMITED CLASS A                               500                36,805
                                                                     -------------
                                                                     $   1,382,145

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE

PERCENT OF NET ASSETS                                                        0.01%

CHAMPION ENTERPRISES
    INCORPORATED+                                      2,135         $       5,722
                                                                     -------------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS

PERCENT OF NET ASSETS                                                        1.08%

ABAXIS INCORPORATED+                                   1,156         $       3,688
ADVANCED MEDICAL OPTICS
    INCORPORATED+                                        766                 6,787
AGILENT TECHNOLOGIES
    INCORPORATED+                                      1,269                17,043
AKSYS LIMITED+                                           642                 4,000
ALLERGAN INCORPORATED                                    400                23,488
ANALOGIC CORPORATION                                     128                 5,504
ANAREN MICROWAVE
    INCORPORATED+                                        685                 6,679
APPLERA CORPORATION-
    APPLIED BIOSYSTEMS
    GROUP                                              1,280                25,357
BAUSCH & LOMB
    INCORPORATED                                         394                12,407
BAXTER INTERNATIONAL
    INCORPORATED                                       1,092                39,629
BIOMET INCORPORATED                                      854                22,938
BOSTON SCIENTIFIC
    CORPORATION+                                       1,057                30,812
C R BARD INCORPORATED                                    292                15,984
CONMED CORPORATION+                                      585                11,127
CYBERONICS INCORPORATED+                                 850                15,725
CYGNUS INCORPORATED+                                   2,299                 3,380
DANAHER CORPORATION                                      500                30,075
EASTMAN KODAK COMPANY                                    900                27,486
ENDOCARDIAL SOLUTIONS
    INCORPORATED+                                        835                 2,371
ESCO TECHNOLOGIES
    INCORPORATED+                                        514                14,829
FLIR SYSTEMS INCORPORATED+                               450                17,078
GUIDANT CORPORATION+                                     855                31,464
INTEGRA LIFESCIENCES
    HOLDINGS CORPORATION+                                685                10,590
KLA-TENCOR CORPORATION+                                  600                19,722
MEDTRONIC INCORPORATED                                 2,388                98,338
MILLIPORE CORPORATION                                    455                16,057
NANOGEN INCORPORATED+                                    578                 1,248
OCULAR SCIENCES
    INCORPORATED+                                        685                15,824
POLYMEDICA CORPORATION+                                  493                12,039
RAYTHEON COMPANY                                         900                31,500
RICOH COMPANY
    LIMITED ADR                                          383                34,241
ST JUDE MEDICAL
    INCORPORATED+                                        426                15,851
STRYKER CORPORATION                                      600                33,822
TERADYNE INCORPORATED+                                   648                 8,197

SECURITY NAME                                         SHARES                VALUE
COMMON STOCK (CONTINUED)

THERMO ELECTRON
    CORPORATION+                                         928         $      16,500
UROLOGIX INCORPORATED+                                   557                 2,629
VALENTIS INCORPORATED+                                 1,028                   483
VIASYS HEALTHCARE
    INCORPORATED+                                        647                10,514
X-RITE INCORPORATED                                      835                 6,638
XEROX CORPORATION+                                     2,219                15,555
ZIMMER HOLDINGS
    INCORPORATED+                                        747                27,564
                                                                     -------------
                                                                     $     745,163

METAL MINING

PERCENT OF NET ASSETS                                                        0.15%

NEWMONT MINING
    CORPORATION                                          676         $      19,259
PHELPS DODGE CORPORATION+                                280                 9,047
RIO TINTO PLC ADR                                      1,062                75,614
                                                                     -------------
                                                                     $     103,920

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS

PERCENT OF NET ASSETS                                                        0.02%

VULCAN MATERIALS COMPANY                                 422         $      16,466
                                                                     -------------

MISCELLANEOUS MANUFACTURING INDUSTRIES

PERCENT OF NET ASSETS                                                        0.16%

HASBRO INCORPORATED                                    1,264         $      16,622
MATTEL INCORPORATED                                    1,008                19,585
TYCO INTERNATIONAL LIMITED                             4,725                74,135
                                                                     -------------
                                                                     $     110,342

MISCELLANEOUS RETAIL

PERCENT OF NET ASSETS                                                        0.39%

1-800-FLOWERS.COM
    INCORPORATED CLASS A+                                642         $       6,356
COSTCO WHOLESALE
    CORPORATION+                                       1,210                40,426
CVS CORPORATION                                          988                29,037
GART SPORTS COMPANY+                                     498                10,015
GSI COMMERCE
    INCORPORATED+                                        578                 2,936
HANCOCK FABRICS
    INCORPORATED                                         771                11,218
J JILL GROUP INCORPORATED+                               731                18,312
LONGS DRUG STORES
    INCORPORATED                                       1,006                25,150
OFFICE DEPOT INCORPORATED+                             1,235                15,956
PC CONNECTION
    INCORPORATED+                                      1,257                 7,479
PRICESMART INCORPORATED+                                 228                 5,882
STAPLES INCORPORATED+                                  1,421                19,752
WALGREEN COMPANY                                       2,003                69,604
WHITEHALL JEWELLERS
    INCORPORATED+                                        385                 4,508
                                                                     -------------
                                                                     $     266,631

MOTION PICTURES

PERCENT OF NET ASSETS                                                        0.11%

WALT DISNEY COMPANY                                    4,894         $      76,738
                                                                     -------------

NONDEPOSITORY CREDIT INSTITUTIONS

PERCENT OF NET ASSETS                                                        0.90%

AMERICAN EXPRESS COMPANY                               2,623         $      94,585
CAPITAL ONE FINANCIAL
    CORPORATION                                          557                19,868
CHARTER MUNICIPAL MORTGAGE
    ACCEPTANCE COMPANY                                 2,000                34,900
COUNTRYWIDE CREDIT
    INDUSTRIES INCORPORATED                              489                25,668
DVI INCORPORATED+                                        685                10,234
FHLMC                                                  1,642               105,252
FNMA                                                   1,735               131,478
HOUSEHOLD INTERNATIONAL
    INCORPORATED                                       1,039                37,518
MBNA CORPORATION                                       3,111                62,842
ORIX CORPORATION ADR                                   1,276                45,617
PROVIDIAN FINANCIAL
    CORPORATION+                                         253                 1,437
SLM CORPORATION                                          351                32,169
WFS FINANCIAL
    INCORPORATED+                                        493                 9,466
WORLD ACCEPTANCE
    CORPORATION+                                         899                 6,967
                                                                     -------------
                                                                     $     618,001

OIL & GAS EXTRACTION

PERCENT OF NET ASSETS                                                        0.87%

ANADARKO PETROLEUM
    CORPORATION                                          903         $      40,310
APACHE CORPORATION                                       640                35,238
BHP BILLITON LIMITED ADR                               6,336                63,360
BURLINGTON RESOURCES
    INCORPORATED                                         953                36,662
ENI SPA ADR                                              912                68,765
KERR-MCGEE CORPORATION                                   562                26,330
MAGNUM HUNTER RESOURCES
    INCORPORATED+                                      3,070                17,407
PLAINS RESOURCES
    INCORPORATED+                                        885                21,426
REPSOL YPF SA ADR                                      2,893                37,783
ROWAN COMPANIES
    INCORPORATED                                       1,206                24,819
SCHLUMBERGER LIMITED                                   1,417                61,129
SYNTROLEUM CORPORATION+                                  514                   797
TOTAL FINA ELF SA ADR                                  1,839               131,157
TRANSOCEAN INCORPORATED                                1,276                31,262
                                                                     -------------
                                                                     $     596,445

PAPER & ALLIED PRODUCTS

PERCENT OF NET ASSETS                                                        0.45%

BEMIS COMPANY
    INCORPORATED                                         227         $      12,026
BOISE CASCADE CORPORATION                                338                 9,143
CHESAPEAKE CORPORATION                                   999                20,529
GLATFELTER                                             3,537                48,280

SECURITY NAME                                         SHARES                VALUE
COMMON STOCK (CONTINUED)

INTERNATIONAL PAPER
    COMPANY                                              900         $      33,885
KIMBERLY-CLARK CORPORATION                               800                47,872
MEADWESTVACO CORPORATION                                 497                11,575
PACTIV CORPORATION+                                    2,453                44,546
STORA ENSO OYJ ADR                                     2,835                30,902
TEMPLE-INLAND INCORPORATED                               231                11,816
UPM-KYMMENE OYJ ADR                                    1,235                40,187
                                                                     -------------
                                                                     $     310,761

PERSONAL SERVICES

PERCENT OF NET ASSETS                                                        0.04%

H&R BLOCK INCORPORATED                                   492         $      24,059
                                                                     -------------

PETROLEUM REFINING & RELATED INDUSTRIES

PERCENT OF NET ASSETS                                                        1.73%

AMERADA HESS CORPORATION                                 414         $      30,263
ASHLAND INCORPORATED                                     264                 7,566
BP PLC ADR                                             3,845               179,946
CHEVRONTEXACO CORPORATION                              1,966               150,655
CONOCO INCORPORATED                                    1,978                48,560
EXXON MOBIL CORPORATION                               14,626               518,492
MARATHON OIL CORPORATION                               1,092                27,027
PHILLIPS PETROLEUM COMPANY                             1,036                54,473
ROYAL DUTCH PETROLEUM
    COMPANY NY SHARES                                  2,517               113,768
SUNOCO INCORPORATED                                      696                24,694
UNOCAL CORPORATION                                       995                32,905
                                                                     -------------
                                                                     $   1,188,349

PRIMARY METAL INDUSTRIES

PERCENT OF NET ASSETS                                                        0.27%

ALCOA INCORPORATED                                     2,244         $      56,302
ENGELHARD CORPORATION                                    707                18,495
KUBOTA CORPORATION ADR                                 3,916                56,586
UNITED STATES STEEL
    CORPORATION                                          581                 7,977
WORTHINGTON INDUSTRIES
    INCORPORATED                                       2,798                49,665
                                                                     -------------
                                                                     $     189,025

PRINTING, PUBLISHING & ALLIED INDUSTRIES

PERCENT OF NET ASSETS                                                        0.88%

AMERICAN GREETINGS
    CORPORATION CLASS A                                  721         $      12,041
BOWNE & COMPANY
    INCORPORATED                                         771                 9,329
CONSOLIDATED GRAPHICS
    INCORPORATED+                                        878                15,031
DOW JONES & COMPANY
    INCORPORATED                                         405                17,233
GANNETT COMPANY
    INCORPORATED                                         756                57,426
KNIGHT-RIDDER INCORPORATED                               444                26,964
MCGRAW-HILL COMPANIES
    INCORPORATED                                         558                35,383
MEREDITH CORPORATION                                   1,137                45,048
NEW YORK TIMES COMPANY
    CLASS A                                              433                20,438
NEWS CORPORATION LIMITED
    ADR                                                  626         $      13,459
PEARSON PLC ADR                                        4,986                51,107
REED ELSEVIER NV ADR                                   2,836                72,318
RR DONNELLEY & SONS
    COMPANY                                              654                17,253
TRIBUNE COMPANY                                          883                36,830
VIACOM INCORPORATED
    CLASS B+                                           4,238               172,487
                                                                     -------------
                                                                     $     602,347

RAILROAD TRANSPORTATION

PERCENT OF NET ASSETS                                                        0.17%

BURLINGTON NORTHERN SANTA
    FE CORPORATION                                     1,400         $      40,264
CSX CORPORATION                                          900                31,347
UNION PACIFIC CORPORATION                                800                48,440
                                                                     -------------
                                                                     $     120,051

REAL ESTATE

PERCENT OF NET ASSETS                                                        0.03%

STEWART ENTERPRISES
    INCORPORATED+                                      4,900         $      22,197
                                                                     -------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS

PERCENT OF NET ASSETS                                                        0.17%

AEP INDUSTRIES INCORPORATED+                             128         $       4,736
COOPER TIRE & RUBBER
    COMPANY                                              813                16,975
NIKE INCORPORATED CLASS B                                817                35,278
SEALED AIR CORPORATION+                                  365                 5,654
SCHULMAN A INCORPORATED                                1,327                28,026
TUPPERWARE CORPORATION                                   811                14,793
UNIROYAL TECHNOLOGY
    CORPORATION+                                         707                    57
WEST PHARMACEUTICAL
    SERVICES INCORPORATED                                557                13,335
                                                                     -------------
                                                                     $     118,854

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES

PERCENT OF NET ASSETS                                                        0.69%

CHARLES SCHWAB CORPORATION                             3,650         $      33,507
CREDIT SUISSE GROUP ADR                                2,254                52,383
FRANKLIN RESOURCES
    INCORPORATED                                       1,033                36,155
LEHMAN BROTHERS HOLDINGS
    INCORPORATED                                         795                45,323
MERRILL LYNCH & COMPANY
    INCORPORATED                                       2,238                81,060
MORGAN STANLEY                                         2,848               121,667
NOMURA HOLDINGS
    INCORPORATED ADR                                   3,666                48,391
SOUNDVIEW TECHNOLOGY
    GROUP INCORPORATED+                                2,620                 3,508
STILWELL FINANCIAL
    INCORPORATED                                       1,664                23,196
T ROWE PRICE GROUP
    INCORPORATED                                         986                27,894
                                                                     -------------
                                                                     $     473,084

SECURITY NAME                                         SHARES                VALUE
COMMON STOCK (CONTINUED)

STONE, CLAY, GLASS & CONCRETE PRODUCTS

PERCENT OF NET ASSETS                                                        0.29%

CORNING INCORPORATED+                                  2,680         $       5,360
HANSON PLC ADR                                         2,184                66,525
HOLCIM LIMITED ADR                                     3,550                67,195
LAFARGE SA ADR                                         2,571                59,519
                                                                     -------------
                                                                     $     198,599

TEXTILE MILL PRODUCTS

PERCENT OF NET ASSETS                                                        0.03%

INTERFACE INCORPORATED CLASS A                         1,764         $       8,767
OXFORD INDUSTRIES
    INCORPORATED                                         714                15,180
                                                                     -------------
                                                                     $      23,947

TOBACCO PRODUCTS

PERCENT OF NET ASSETS                                                        0.31%

PHILIP MORRIS COMPANIES
    INCORPORATED                                       3,791         $     189,550
UST INCORPORATED                                         732                25,408
                                                                     -------------
                                                                     $     214,958

TRANSPORTATION BY AIR

PERCENT OF NET ASSETS                                                        0.34%

BAA PLC ADR                                            6,891         $      59,162
DELTA AIR LINES INCORPORATED                             800                14,056
FEDEX CORPORATION                                      1,500                71,025
JAPAN AIRLINES COMPANY
    LIMITED ADR                                       10,376                50,220
SOUTHWEST AIRLINES COMPANY                             2,956                42,005
                                                                     -------------
                                                                     $     236,468

TRANSPORTATION EQUIPMENT

PERCENT OF NET ASSETS                                                        1.11%

BAE SYSTEMS PLC ADR                                    2,691         $      50,952
BOEING COMPANY                                         2,035                75,437
BRUNSWICK CORPORATION                                    809                19,780
DAIMLERCHRYSLER AG+                                    2,628               112,636
DELPHI CORPORATION                                     2,600                25,350
FIAT SPA ADR                                           1,470                16,787
FORD MOTOR COMPANY                                     4,200                49,434
GENERAL DYNAMICS
    CORPORATION                                          500                39,320
GENERAL MOTORS CORPORATION                             1,347                64,467
GOODRICH CORPORATION                                     781                16,299
HARLEY-DAVIDSON
    INCORPORATED                                         780                38,399
HONDA MOTOR COMPANY
    LIMITED ADR                                            1                    21
HONEYWELL INTERNATIONAL
    INCORPORATED                                       2,022                60,559
ITT INDUSTRIES INCORPORATED                              409                27,804
NORTHROP GRUMMAN
    CORPORATION                                          383                47,032
PACCAR INCORPORATED                                      486                17,161
SEQUA CORPORATION CLASS A+                               498                26,558
TOYOTA MOTOR CORPORATION
    ADR                                                1,487                74,409
                                                                     -------------
                                                                     $     762,405

TRANSPORTATION SERVICES

PERCENT OF NET ASSETS                                                        0.02%

SABRE HOLDINGS CORPORATION+                              454         $      12,217
                                                                     -------------

WATER TRANSPORTATION

PERCENT OF NET ASSETS                                                        0.06%

CARNIVAL CORPORATION                                   1,623         $      39,715
                                                                     -------------

WHOLESALE TRADE-DURABLE GOODS

PERCENT OF NET ASSETS                                                        0.76%

1-800 CONTACTS INCORPORATED+                             657         $       6,734
COASTCAST CORPORATION+                                 1,092                 2,402
GRAINGER (W W) INCORPORATED                              446                20,092
IMAGISTICS INTERNATIONAL
    INCORPORATED+                                        534                10,093
JOHNSON & JOHNSON                                      5,465               296,804
KYOCERA CORPORATION ADR                                  620                43,363
MITSUBISHI CORPORATION ADR                             2,955                39,578
MITSUI & COMPANY LIMITED
    ADR                                                  498                53,271
NISSAN MOTOR COMPANY
    LIMITED ADR                                        3,057                45,118
PERFORMANCE TECHNOLOGIES
    INCORPORATED+                                        950                 3,420
WILLIS LEASE FINANCE
    CORPORATION+                                         707                 2,581
                                                                     -------------
                                                                     $     523,456

WHOLESALE TRADE-NONDURABLE GOODS

PERCENT OF NET ASSETS                                                        0.33%

ADVANCED MARKETING
    SERVICES INCORPORATED                                321         $       4,350
AIRGAS INCORPORATED+                                   2,040                31,416
BROWN-FORMAN CORPORATION
    CLASS B                                              141                 9,931
CARDINAL HEALTH
    INCORPORATED                                         928                60,172
DAISYTEK INTERNATIONAL
    CORPORATION+                                       1,078                14,284
MCKESSON CORPORATION                                     950                31,863
SAFEWAY INCORPORATED+                                  1,129                29,151
SUPERVALU INCORPORATED                                   655                13,604
SYSCO CORPORATION                                      1,255                35,592
                                                                     -------------
                                                                     $     230,363
TOTAL COMMON STOCK
(Cost $32,655,500)                                                   $  27,101,846

REAL ESTATE INVESTMENT TRUST

PERCENT OF NET ASSETS                                                        0.26%

BOYKIN LODGING COMPANY                                 2,013         $      18,520
ENTERTAINMENT PROPERTIES TRUST                         2,549                57,990
EQUITY OFFICE PROPERTIES TRUST                         1,700                47,396
MID-ATLANTIC REALTY TRUST                              3,363                54,649
                                                                     -------------
TOTAL REAL ESTATE INVESTMENT
TRUST
(Cost $155,971)                                                      $     178,555

INTEREST          MATURITY
RATE              DATE                             PRINCIPAL                VALUE

US TREASURY OBLIGATIONS

PERCENT OF NET ASSETS                                                       58.63%

US TREASURY BONDS

PERCENT OF NET ASSETS                                                        3.15%

  11.13%          8/15/03                         $1,100,000         $   1,197,282
  11.63%          11/15/04                           500,000               600,078
  10.75%          8/15/05                            300,000               369,938
                                                                     -------------
                                                                     $   2,167,298

US TREASURY NOTES

PERCENT OF NET ASSETS                                                       55.48%

  5.25%           8/15/03                         $1,900,000         $   1,962,567
  5.75%           8/15/03                            500,000               518,828
  4.25%           11/15/03                         1,680,000             1,729,284
  4.75%           2/15/04                          5,900,000             6,143,835
  5.88%           2/15/04                          1,250,000             1,321,338
  5.25%           5/15/04                          1,600,000             1,687,187
  7.25%           5/15/04                          1,700,000             1,848,948
  6.00%           8/15/04                            600,000               644,578
  7.25%           8/15/04                            800,000               878,094
  5.88%           11/15/04                           800,000               862,438
  7.88%           11/15/04                           600,000               672,094
  6.50%           5/15/05                          2,150,000             2,380,957
  6.75%           5/15/05                          1,300,000             1,446,860
  5.75%           11/15/05                         1,300,000             1,425,125
  5.63%           2/15/06                            600,000               657,961
  6.50%           10/15/06                         1,400,000             1,590,202
  6.25%           2/15/07                            450,000               508,904
  6.13%           8/15/07                          1,550,000             1,752,106
  5.63%           5/15/08                          1,500,000             1,665,293
  4.75%           11/15/08                         2,930,000             3,120,679
  5.50%           5/15/09                            600,000               664,148
  5.00%           2/15/11                          3,000,000             3,213,750
  5.00%           8/15/11                          1,400,000             1,497,563
                                                                     -------------
                                                                     $  38,192,739

TOTAL US TREASURY
OBLIGATIONS
(Cost $38,381,340)                                                   $  40,360,037

SHORT-TERM INVESTMENTS

PERCENT OF NET ASSETS                                                        1.09%

US TREASURY BILLS

PERCENT OF NET ASSETS                                                        1.09%

  1.63%^          11/7/02                         $  755,000         $     752,737
                                                                     -------------
TOTAL SHORT-TERM INVESTMENTS
(Cost $752,786)                                                      $     752,737

TOTAL INVESTMENTS IN
SECURITIES
(Cost $71,945,597)*                                   99.35%         $  68,393,175

OTHER ASSETS AND LIABILITIES,
    NET                                                 0.65               448,787
                                                  ----------         -------------
TOTAL NET ASSETS                                     100.00%         $  68,841,962
                                                  ----------         -------------

+    Non-income earning securities.
^    Yield to maturity.
#    Security of an affiliate of the fund with a cost of $181,712.
* Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized depreciation consists of:
     Gross Unrealized Appreciation                                $   4,007,711
     Gross Unrealized Depreciation                                   (7,560,133)
                                                                  -------------
     NET UNREALIZED DEPRECIATION                                  $  (3,552,422)


The accompanying notes are an integral part of these financial statements.

WELLS FARGO OUTLOOK 2010 FUND

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2002 (UNAUDITED)

SECURITY NAME                                        SHARES                 VALUE
COMMON STOCK
PERCENT OF NET ASSETS                                                       58.51%

AMUSEMENT & RECREATION SERVICES
PERCENT OF NET ASSETS                                                        0.06%
ALLIANCE GAMING CORPORATION+                           3,584         $      54,477
CHURCHILL DOWNS INCORPORATED                           1,149                42,800
                                                                     -------------
                                                                     $      97,277
APPAREL & ACCESSORY STORES
PERCENT OF NET ASSETS                                                        0.33%
CATO CORPORATION CLASS A                               1,710         $      31,464
CHARMING SHOPPES INCORPORATED+                         6,284                43,108
DEB SHOPS INCORPORATED                                 1,895                52,700
GAP INCORPORATED                                       8,704               102,098
KOHL'S CORPORATION+                                    2,577               179,667
LIMITED BRANDS                                         4,713                72,062
NORDSTROM INCORPORATED                                 2,647                51,167
                                                                     -------------
                                                                     $     532,266
APPAREL & OTHER FINISHED PRODUCTS MADE
FROM FABRICS & SIMILAR MATERIALS
PERCENT OF NET ASSETS                                                        0.35%
BENETTON GROUP SPA ADR                                 7,136         $     165,911
GARAN INCORPORATED                                     1,495                89,670
LIZ CLAIBORNE INCORPORATED                             3,302                93,182
V F CORPORATION                                        2,069                84,022
WACOAL CORPORATION ADR                                 3,335               135,901
                                                                     -------------
                                                                     $     568,686
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS
PERCENT OF NET ASSETS                                                        0.07%
AUTOZONE INCORPORATED+                                 1,461         $     105,703
                                                                     -------------
BUILDING CONSTRUCTION-GENERAL
CONTRACTORS & OPERATIVE BUILDERS
PERCENT OF NET ASSETS                                                        0.08%
SEKISUI HOUSE LIMITED ADR                             17,173         $     125,576
                                                                     -------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS
PERCENT OF NET ASSETS                                                        0.56%
HOME DEPOT INCORPORATED                               18,066         $     594,913
LOWE'S COMPANIES INCORPORATED                          5,596               231,562
SHERWIN-WILLIAMS COMPANY                               2,800                75,600
                                                                     -------------
                                                                     $     902,075
BUSINESS SERVICES
PERCENT OF NET ASSETS                                                        3.72%
ACACIA RESEARCH CORPORATION+                           2,947         $      11,965
ADECCO SA ADR                                          7,679                85,313
ADOBE SYSTEMS INCORPORATED                             2,782                55,918
AETHER SYSTEMS INCORPORATED+                           1,564                 4,442
AKAMAI TECHNOLOGIES
    INCORPORATED+                                      1,388                 1,319
ANSOFT CORPORATION+                                    1,952                 8,120
AOL TIME WARNER
    INCORPORATED+                                     38,592               488,188
ARIBA INCORPORATED+                                      807                 1,775
ART TECHNOLOGY GROUP
    INCORPORATED+                                        634         $         590
AUTOMATIC DATA PROCESSING
    INCORPORATED                                       5,196               196,252
BEA SYSTEMS INCORPORATED+                              5,503                33,623
BMC SOFTWARE INCORPORATED+                             3,507                48,747
BROADVISION INCORPORATED+                                249                   615
CCC INFORMATION
    SERVICES GROUP+                                    2,615                29,889
CENDANT CORPORATION+                                   9,838               140,781
CITRIX SYSTEMS INCORPORATED+                           3,501                22,056
COMPUTER ASSOCIATES
    INTERNATIONAL INCORPORATED                         5,478                61,354
COMPUTER SCIENCES CORPORATION+                         2,186                80,510
COMPUWARE CORPORATION+                                 5,550                20,147
CONCORD EFS INCORPORATED+                              4,438                90,713
CONVERGYS CORPORATION+                                 2,768                49,520
COVANSYS CORPORATION+                                  3,164                 9,365
DATASTREAM SYSTEMS
    INCORPORATED+                                      2,779                17,202
DIGITAL INSIGHT CORPORATION+                           1,603                26,129
EBAY INCORPORATED+                                     2,403               135,818
ELECTRO RENT CORPORATION+                              2,801                28,570
ELECTRONIC DATA
    SYSTEMS CORPORATION                                5,375               216,397
ENTERASYS NETWORKS
    INCORPORATED+                                      1,268                 1,281
EQUIFAX INCORPORATED                                   2,525                58,782
FIRST DATA CORPORATION                                 6,390               222,052
FISERV INCORPORATED+                                   2,378                87,534
I2 TECHNOLOGIES INCORPORATED+                          2,782                 2,504
IMS HEALTH INCORPORATED                                3,158                54,949
INKTOMI CORPORATION+                                   2,134                 1,067
INSURANCE AUTO AUCTIONS
    INCORPORATED+                                      3,210                56,015
INTERACTIVE DATA CORPORATION+                          3,801                55,647
INTERPOOL INCORPORATED                                 1,498                19,938
Interpublic Group of
    COMPANIES INCORPORATED                             3,512                64,024
INTERWOVEN INCORPORATED+                               2,107                 5,268
INTRADO INCORPORATED+                                  3,276                36,757
INTUIT INCORPORATED+                                   2,279               101,712
KEYNOTE SYSTEMS INCORPORATED+                          2,910                21,214
KFORCE INCORPORATED+                                   4,318                15,977
KIDDE PLC ADR                                          6,033                61,595
MERCURY INTERACTIVE
    CORPORATION+                                       1,646                41,825
MICROSOFT CORPORATION+                                40,148             1,972,069
NCR CORPORATION+                                       2,291                64,377
NOVELL INCORPORATED+                                   3,177                 8,260
NUANCE COMMUNICATIONS
    INCORPORATED+                                      1,473                 4,272
OMNICOM GROUP INCORPORATED                             1,813               109,686
ORACLE CORPORATION+                                   40,232               385,824
PEOPLESOFT INCORPORATED+                               3,395                54,592
RATIONAL SOFTWARE CORPORATION+                         4,528                30,790
RED HAT INCORPORATED+                                  3,877                18,416
RENTOKIL INITIAL PLC ADR                               3,769                69,454
REUTERS GROUP PLC ADR                                  2,352                62,516


SECURITY NAME                                        SHARES                 VALUE
COMMON STOCK (CONTINUED)
SAP AG ADR                                             3,513         $      67,624
SAPIENT CORPORATION+                                   1,807                 2,295
SIEBEL SYSTEMS INCORPORATED+                           4,888                41,401
SOFTBRANDS, INC+                                         619                   111
SUN MICROSYSTEMS INCORPORATED+                        23,236                85,740
UNISYS CORPORATION+                                    5,181                46,111
VASCO DATA SECURITY
    INTERNATIONAL INCORPORATED+                        1,383                 1,867
VERISIGN INCORPORATED+                                 2,519                18,086
VERITAS SOFTWARE CORPORATION+                          4,302                69,907
WPP GROUP PLC ADR                                      1,662                61,461
YAHOO! INCORPORATED+                                   5,645                58,087
                                                                     -------------
                                                                     $   6,006,405
CHEMICALS & ALLIED PRODUCTS
PERCENT OF NET ASSETS                                                        6.57%
ABBOTT LABORATORIES                                   11,561         $     462,787
ABGENIX INCORPORATED+                                  3,934                30,449
AIR PRODUCTS & CHEMICALS
    INCORPORATED                                       1,993                93,492
AKZO NOBLE NV ADR                                      3,790               142,694
AMGEN INCORPORATED+                                    9,860               443,996
APHTON CORPORATION+                                      873                 3,832
ARQULE INCORPORATED+                                   2,219                14,091
ASTRAZENECA PLC ADR                                    7,586               221,132
AVENTIS SA ADR                                         3,823               225,022
AVERY DENNISON CORPORATION                             1,408                88,873
AVON PRODUCTS INCORPORATED                             1,879                91,582
BASF AG ADR                                            2,502               103,208
BAYER AG ADR                                           3,453                82,458
BIOGEN INCORPORATED+                                   2,032                68,072
BRISTOL-MYERS SQUIBB COMPANY                          14,849               370,483
CENTERPULSE ADR+                                       3,810                55,817
CHIRON CORPORATION+                                    2,891               109,540
CLOROX COMPANY                                         1,947                83,838
COLGATE-PALMOLIVE COMPANY                              4,460               243,293
COLUMBIA LABORATORIES
    INCORPORATED+                                      3,344                16,553
DENDREON CORPORATION+                                  1,556                 5,368
DOW CHEMICAL COMPANY                                   5,640               170,441
E I DU PONT DE NEMOURS &
    COMPANY                                            8,097               326,390
EASTMAN CHEMICAL COMPANY                               1,102                49,447
ECOLAB INCORPORATED                                    1,450                65,308
ELI LILLY & COMPANY                                    7,625               442,631
FOREST LABORATORIES
    INCORPORATED+                                      1,634               119,282
GENENTECH INCORPORATED+                                2,588                84,861
GERON CORPORATION+                                     1,922                 8,072
GILLETTE COMPANY                                       7,270               229,223
GLAXOSMITHKLINE PLC ADR                               12,837               486,394
HEMISPHERX BIOPHARMA
    INCORPORATED+                                        576                 1,025
INTERNATIONAL FLAVORS &
    FRAGRANCES INCORPORATED                            1,857                59,888
KING PHARMACEUTICALS
    INCORPORATED+                                      3,166                67,467
MEDAREX INCORPORATED+                                  3,634                22,167
MEDIMMUNE INCORPORATED+                                3,201         $      82,170
MERCK & COMPANY INCORPORATED                          16,551               836,156
MGI PHARMA INCORPORATED+                               3,722                28,994
NORTHFIELD LABORATORIES
    INCORPORATED+                                      1,430                 6,878
NOVARTIS AG ADR                                        9,940               402,073
NOVO NORDISK A/S ADR                                   3,893               117,685
PENWEST PHARMACEUTICALS
    COMPANY+                                           2,571                30,235
PFIZER INCORPORATED                                   45,756             1,513,607
PHARMACIA CORPORATION                                  9,212               402,564
PRAXAIR INCORPORATED                                   1,419                79,507
PROCTER & GAMBLE COMPANY                               9,439               836,767
ROCHE HOLDING AG ADR                                   3,153               226,398
ROHM & HAAS COMPANY                                    2,154                78,384
SCHERING-PLOUGH CORPORATION                           10,364               239,201
SEPRACOR INCORPORATED+                                 3,006                16,743
SHISEIDO COMPANY LIMITED ADR                           8,000               105,528
SIGMA-ALDRICH CORPORATION                              1,841                93,891
VICAL INCORPORATED+                                    1,995                10,933
WATSON PHARMACEUTICALS
    INCORPORATED+                                      1,510                35,213
WYETH                                                  8,588               367,566
                                                                     -------------
                                                                     $  10,599,669
COAL MINING
PERCENT OF NET ASSETS                                                        0.05%
PENN VIRGINIA CORPORATION                              2,222         $      77,992
                                                                     -------------
COMMUNICATIONS
PERCENT OF NET ASSETS                                                        2.89%
ALLTEL CORPORATION                                     3,016         $     126,853
AT&T CORPORATION                                      29,471               360,136
AT&T WIRELESS SERVICES
    INCORPORATED+                                     25,359               125,273
AVAYA INCORPORATED+                                    3,742                 7,858
BELLSOUTH CORPORATION                                 15,561               362,883
BRITISH SKY BROADCASTING
    GROUP PLC ADR+                                     1,621                91,587
BT GROUP PLC ADR                                       4,431               138,513
CABLEVISION SYSTEMS CORPORATION+                         449                 4,279
CENTURYTEL INCORPORATED                                1,985                53,694
CERTEGY INCORPORATED+                                  1,662                54,613
CLEAR CHANNEL COMMUNICATIONS
    INCORPORATED+                                      5,366               183,410
COMCAST CORPORATION CLASS A+                           7,920               188,734
DEUTSCHE TELEKOM ADR                                  11,683               128,513
EXTREME NETWORKS INCORPORATED+                         2,519                23,754
FRANCE TELECOM SA ADR                                  1,944                24,747
GRAY TELEVISION INCORPORATED -
    CLASS A                                            2,683                35,952
LAGARDERE SCA ADR                                      1,633                63,368
LODGENET ENTERTAINMENT
    COMPANY+                                           1,249                13,127
LYNCH INTERACTIVE CORPORATION+                           373                10,164
MMO2 PLC ADR+                                          4,431                33,277
NEXTEL COMMUNICATIONS
    INCORPORATED CLASS A+                              5,920                45,051
NIPPON TELEGRAPH & TELEPHONE
    CORPORATION ADR                                    7,184               143,033


SECURITY NAME                                        SHARES                 VALUE
COMMON STOCK (CONTINUED)
NTL INCORPORATED+                                        461         $           8
NTT DOCOMO INCORPORATED ADR                            6,000               128,400
QWEST COMMUNICATIONS
    INTERNATIONAL INCORPORATED+                        9,172                29,809
ROYAL KPN NV ADR+                                     11,012                60,346
SBC COMMUNICATIONS
    INCORPORATED                                      28,110               695,441
SPANISH BROADCASTING SYSTEM
    INCORPORATED CLASS A+                              3,301                23,338
SPRINT CORPORATION (FON GROUP)                         6,433                74,623
SPRINT CORPORATION (PCS GROUP)+                        7,211                28,556
TDC A/S ADR                                            5,401                74,210
TELEFONICA SA ADR+                                     5,620               154,887
UNIVISION COMMUNICATIONS
    INCORPORATED CLASS A+                              2,391                55,710
US LEC CORPORATION CLASS A+                            3,957                 9,536
VERIZON COMMUNICATIONS
    INCORPORATED                                      23,587               731,197
VODAFONE GROUP PLC ADR                                21,692               346,855
WESTERN WIRELESS CORPORATION+                          2,200                 6,138
XM SATELLITE RADIO HOLDINGS
    INCORPORATED CLASS A+                              3,828                20,786
                                                                     -------------
                                                                     $   4,658,659
DOMESTIC DEPOSITORY INSTITUTIONS
PERCENT OF NET ASSETS                                                        5.35%
AMSOUTH BANCORPORATION                                 4,400         $      98,868
BANCORPSOUTH INCORPORATED                              4,207                86,454
BANK OF AMERICA CORPORATION                           14,114               989,109
BANK OF NEW YORK COMPANY
    INCORPORATED                                       6,307               221,691
BANK ONE CORPORATION                                   9,543               390,786
BANK UNITED FINANCIAL
    CORPORATION CLASS A+                               1,435                25,543
BANNER CORPORATION                                     2,340                47,432
BB&T CORPORATION                                       3,613               137,475
CENTENNIAL BANCORP                                     5,218                43,049
CFS BANCORP INCORPORATED                               3,135                43,580
CHARTER ONE FINANCIAL
    INCORPORATED                                       2,707                91,226
CITIGROUP INCORPORATED                                47,897             1,568,627
COMERICA INCORPORATED                                  1,636                95,706
COMMUNITY TRUST BANCORP
    INCORPORATED                                       2,113                57,051
DIME COMMUNITY BANCSHARES                              2,422                62,730
FIFTH THIRD BANCORP                                    3,898               261,868
FIRST REPUBLIC BANK+                                   1,337                32,088
FIRST SENTINEL BANCORP
    INCORPORATED                                       1,793                24,941
FIRSTFED FINANCIAL CORPORATION+                        1,156                32,657
FLAGSTAR BANCORP INCORPORATED                          3,270                75,047
FLEETBOSTON FINANCIAL
    CORPORATION                                        8,381               202,234
GOLD BANC CORPORATION
    INCORPORATED                                       4,550                45,182
GOLDEN WEST FINANCIAL
    CORPORATION                                        1,177                80,024
HUNTINGTON BANCSHARES
    INCORPORATED                                       4,419         $      89,220
J P MORGAN CHASE & COMPANY                            18,720               494,208
MELLON FINANCIAL CORPORATION                           3,481                96,250
NATIONAL CITY CORPORATION                              4,361               135,932
NBT BANCORP INCORPORATED                               2,513                43,475
NORTHERN TRUST CORPORATION                             1,621                69,282
NORTHWEST BANCORP INCORPORATED                         3,208                40,100
OCEANFIRST FINANCIAL CORPORATION                       3,047                71,361
PNC FINANCIAL SERVICES
    GROUP INCORPORATED                                 1,546                71,255
REGIONS FINANCIAL CORPORATION                          2,965               105,910
REPUBLIC BANCORP INCORPORATED                          5,737                77,736
REPUBLIC BANCORP INCORPORATED
    CLASS A                                            2,686                32,904
REPUBLIC BANCSHARES
    INCORPORATED+                                      2,628                50,011
ROYAL BANCSHARES OF
    PENNSYLVANIA                                       3,436                68,613
SEACOAST FINANCIAL SERVICES
    CORPORATION                                        3,096                68,267
SOUTHTRUST CORPORATION                                 3,779                99,161
STATE STREET CORPORATION                               2,621               113,542
STERLING FINANCIAL CORPORATION                         1,835                46,811
SUNTRUST BANKS INCORPORATED                            1,976               133,400
SYNOVUS FINANCIAL CORPORATION                          2,833                68,474
UNION PLANTERS CORPORATION                             2,751                85,446
UNITED COMMUNITY FINANCIAL
    CORPORATION                                        4,450                37,825
US BANCORP                                            13,315               286,139
USB HOLDING COMPANY
    INCORPORATED                                       1,934                33,071
WACHOVIA CORPORATION                                  10,403               383,351
WASHINGTON MUTUAL INCORPORATED                         7,501               283,613
WELLS FARGO & COMPANY#                                14,916               778,466
WEST COAST BANCORP OREGON                              3,314                51,765
                                                                     -------------
                                                                     $   8,628,956
EATING & DRINKING PLACES
PERCENT OF NET ASSETS                                                        0.31%
DARDEN RESTAURANTS INCORPORATED                        3,604         $      92,371
MCDONALD'S CORPORATION                                 9,331               221,705
WENDY'S INTERNATIONAL
    INCORPORATED                                       2,669                95,310
YUM! BRANDS INCORPORATED+                              3,016                91,475
                                                                     -------------
                                                                     $     500,861
EDUCATIONAL SERVICES
PERCENT OF NET ASSETS                                                        0.00%
PROSOFTTRAINING+                                         576         $         161
                                                                     -------------
ELECTRIC, GAS & SANITARY SERVICES
PERCENT OF NET ASSETS                                                        2.04%
AES CORPORATION+                                       4,906         $      14,816
ALLIED WASTE INDUSTRIES
    INCORPORATED+                                      2,617                22,794
AMEREN CORPORATION                                     2,025                89,201
BG GROUP PLC ADR                                       4,700               102,413
CALPINE CORPORATION+                                   5,752                28,070
CINERGY CORPORATION                                    3,021               103,922


SECURITY NAME                                        SHARES                 VALUE
COMMON STOCK (CONTINUED)
CMS ENERGY CORPORATION                                 2,291         $      24,193
CONSTELLATION ENERGY GROUP
    INCORPORATED                                       2,163                60,586
DTE ENERGY COMPANY                                     1,905                81,744
DUKE ENERGY CORPORATION                                5,850               156,956
DYNEGY INCORPORATED CLASS A                            4,637                 9,645
E.ON AG ADR                                            2,753               140,155
EL PASO CORPORATION                                    4,785                80,914
ENDESA SA ADR                                          8,671               102,318
ENEL SPA ADR                                           3,485                88,868
ENTERGY CORPORATION                                    3,016               127,245
EXELON CORPORATION                                     3,119               146,032
FIRSTENERGY CORPORATION                                3,699               122,067
HONG KONG & CHINA GAS
    COMPANY LIMITED ADR                              104,171               153,517
HONG KONG ELECTRIC HOLDINGS
    LIMITED ADR                                       36,000               140,306
INTERNATIONAL POWER PLC ADR+                           3,579                72,475
MIDDLESEX WATER COMPANY                                3,342                78,203
MIRANT CORPORATION+                                    3,373                12,750
NATIONAL GRID GROUP PLC ADR                            3,173               111,690
NISOURCE INCORPORATED                                  3,010                59,869
PINNACLE WEST CAPITAL
    CORPORATION                                        2,861                95,586
PPL CORPORATION                                        2,171                78,916
PROGRESS ENERGY INCORPORATED                           2,534               117,882
RELIANT ENERGY INCORPORATED                            2,770                32,825
SCOTTISH POWER PLC ADR                                 4,389                99,938
SEMPRA ENERGY                                          4,584               110,062
SOUTHERN COMPANY                                       5,868               169,937
SOUTHWESTERN ENERGY COMPANY+                           4,189                47,964
SUEZ SA ADR                                            3,157                72,769
UNITED UTILITIES PLC ADR                               5,770               114,535
WASTE MANAGEMENT INCORPORATED                          6,732               171,195
WILLIAMS COMPANIES INCORPORATED                        4,459                14,358
XCEL ENERGY INCORPORATED                               3,960                38,254
                                                                     -------------
                                                                     $   3,294,970
ELECTRONIC & OTHER ELECTRICAL
EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT
PERCENT OF NET ASSETS                                                        4.43%
ADC TELECOMMUNICATIONS
    INCORPORATED+                                      4,731         $       6,056
ADVANCED MICRO DEVICES
    INCORPORATED+                                      4,058                35,913
AGERE SYSTEMS
     INCORPORATED CLASS A+                               281                   447
AGERE SYSTEMS
    INCORPORATED CLASS B+                              6,919                10,655
ALCATEL SA ADR                                        11,812                59,414
ALTERA CORPORATION+                                    4,029                43,151
AMERICAN POWER CONVERSION
    CORPORATION+                                       3,642                45,561
ANALOG DEVICES INCORPORATED+                           3,346                80,639
APPLIED MICRO CIRCUITS
    CORPORATION+                                       4,013                15,450
ASML HOLDING NV NY SHARES+                             3,013                30,853
ASTROPOWER INCORPORATED+                               3,154         $      22,330
ATMEL CORPORATION+                                     4,371                10,097
AWARE INCORPORATED+                                    1,937                 5,230
BROADCOM CORPORATION CLASS A+                          3,295                54,335
C-COR.NET CORPORATION+                                 2,513                11,987
CANON INCORPORATED ADR                                 4,448               152,300
CELERITEK INCORPORATED+                                1,549                12,051
CHARTERED SEMICONDUCTOR
    MANUFACTURING LIMITED ADR+                            81                   960
CIENA CORPORATION+                                     3,224                13,086
COMVERSE TECHNOLOGY
    INCORPORATED+                                      2,541                20,785
CONEXANT SYSTEMS INCORPORATED+                         3,596                 5,322
COOPER INDUSTRIES LIMITED CLASS A                      1,634                53,464
ECHOSTAR COMMUNICATIONS
    CORPORATION CLASS A+                               3,203                57,013
ELECTROLUX AB ADR                                      1,816                63,324
EMERSON ELECTRIC COMPANY                               3,883               189,413
EVERCEL INCORPORATED+                                  1,210                 2,202
FUJITSU LIMITED ADR                                    1,796                48,473
GENERAL ELECTRIC COMPANY                              76,318             2,300,988
GLOBESPANVIRATA INCORPORATED+                          2,260                 7,955
HI/FN INCORPORATED+                                    2,007                11,204
HUTCHINSON TECHNOLOGY
    INCORPORATED+                                      1,764                27,712
INFINEON TECHNOLOGIES AG ADR+                          2,743                31,106
INTEL CORPORATION                                     50,325               838,918
INTER-TEL INCORPORATED                                 2,210                52,554
INTERVOICE-BRITE INCORPORATED+                         1,783                 2,865
JDS UNIPHASE CORPORATION+                             10,973                29,517
JNI CORPORATION+                                       1,995                 5,766
KONINKLIJKE (ROYAL) PHILIPS
    ELECTRONICS NV NY SHARES                           6,471               130,714
LIGHTPATH TECHNOLOGIES
    INCORPORATED CLASS A+                                634                   330
LINEAR TECHNOLOGY CORPORATION                          3,065                80,364
LSI LOGIC CORPORATION+                                 5,389                39,501
LUCENT TECHNOLOGIES
    INCORPORATED+                                     26,156                45,250
MATSUSHITA ELECTRIC INDUSTRIAL
    COMPANY LIMITED ADR                               10,331               126,555
MAXIM INTEGRATED PRODUCTS
    INCORPORATED+                                      3,248               102,669
MAXWELL TECHNOLOGIES
     INCORPORATED+                                     1,234                 7,157
MAYTAG CORPORATION                                     2,993                97,692
MCDATA CORPORATION CLASS A+                            1,973                18,882
MICRON TECHNOLOGY INCORPORATED+                        5,641                97,307
MINEBEA COMPANY LIMITED ADR                            9,000               103,538
MOLEX INCORPORATED                                     1,948                57,856
MOTOROLA INCORPORATED                                 18,783               225,396
MRV COMMUNICATIONS
    INCORPORATED+                                        691                   719
MYKROLIS CORPORATION+                                  3,709                26,927
NATIONAL SEMICONDUCTOR
    CORPORATION+                                       2,907                46,483
NETWORK APPLIANCE INCORPORATED+                        4,922                46,956
NOKIA OYJ ADR                                         13,791               183,282
NORTEL NETWORKS CORPORATION+                          24,405                25,625


SECURITY NAME                                        SHARES                 VALUE
COMMON STOCK (CONTINUED)
NOVELLUS SYSTEMS INCORPORATED+                         2,376         $      58,117
NVIDIA CORPORATION+                                    3,230                32,785
OMRON CORPORATION ADR                                    533                75,973
OPENWAVE SYSTEMS INCORPORATED+                         1,700                 1,700
OPTICAL COMMUNICATION
    PRODUCTS INCORPORATED+                             1,786                 1,965
PCD INCORPORATED+                                        230                    97
PECO II INCORPORATED+                                    749                 1,401
PIONEER CORPORATION ADR                                5,294                93,016
QLOGIC CORPORATION+                                    1,591                53,378
QUALCOMM INCORPORATED+                                 6,053               167,729
RF MICRO DEVICES INCORPORATED+                         3,249                21,736
SANMINA-SCI CORPORATION+                               4,863                17,215
SCIENTIFIC-ATLANTA INCORPORATED                        2,844                41,921
SKYWORKS SOLUTIONS INCORPORATED+                       1,262                 5,300
SONY CORPORATION ADR                                   3,142               136,708
STMICROELECTRONICS NV NY SHARES                        3,382                68,113
TDK CORPORATION ADR                                    1,348                62,682
TELFONAKTIEBOLAGET LM
    ERICSSON ADR+                                     33,732                24,624
TELLABS INCORPORATED+                                  3,802                21,481
TEXAS INSTRUMENTS INCORPORATED                        12,933               254,780
TURNSTONE SYSTEMS INCORPORATED+                          576                 1,624
VITESSE SEMICONDUCTOR
    CORPORATION+                                       2,270                 3,019
WHIRLPOOL CORPORATION                                  1,847               102,158
XILINX INCORPORATED+                                   3,254                62,867
ZOLTEK COMPANIES INCORPORATED+                         2,074                 4,293
                                                                     -------------
                                                                     $   7,136,981
ENGINEERING, ACCOUNTING, RESEARCH,
MANAGEMENT & RELATED SERVICES
PERCENT OF NET ASSETS                                                        0.36%
ABB LIMITED ADR+                                       8,094         $      44,517
APPLERA CORPORATION-CELERA
    GENOMICS GROUP+                                    3,561                33,651
CDI CORPORATION+                                       2,468                67,130
DELTAGEN INCORPORATED+                                   730                   920
DUN & BRADSTREET CORPORATION+                          1,781                62,851
FIRST CONSULTING GROUP
    INCORPORATED+                                      4,407                31,951
FLUOR CORPORATION                                      2,082                57,588
HALLIBURTON COMPANY                                    4,252                64,630
MONSANTO COMPANY                                       1,571                28,859
MOODY'S CORPORATION                                    1,871                90,407
PAYCHEX INCORPORATED                                   3,293                77,056
PER-SE TECHNOLOGIES INCORPORATED+                      2,076                17,791
                                                                     -------------
                                                                     $     577,351
FABRICATED METAL PRODUCTS, EXCEPT
MACHINERY & TRANSPORTATION EQUIPMENT
PERCENT OF NET ASSETS                                                        0.44%
CORUS GROUP PLC ADR+                                   5,278         $      46,130
FORTUNE BRANDS INCORPORATED                            1,359                71,307
ILLINOIS TOOL WORKS INCORPORATED                       2,849               195,213
KAWASAKI STEEL CORPORATION ADR+                        5,977                70,071
LOCKHEED MARTIN CORPORATION                            3,410               215,921
MASCO CORPORATION                                      4,661         $     112,610
                                                                     -------------
                                                                     $     711,252
FOOD & KINDRED PRODUCTS
PERCENT OF NET ASSETS                                                        2.41%
ANHEUSER-BUSCH COMPANIES
    INCORPORATED                                       6,499         $     345,487
ARCHER-DANIELS-MIDLAND COMPANY                         5,531                67,423
CADBURY SCHWEPPES PLC ADR                              7,106               208,632
CAMPBELL SOUP COMPANY                                  2,764                63,987
COCA-COLA COMPANY                                     17,620               898,620
COCA-COLA ENTERPRISES
    INCORPORATED                                       4,046                81,770
COMPASS GROUP PLC ADR                                 12,900                65,553
CONAGRA FOODS INCORPORATED                             4,379               115,124
DIAGEO PLC ADR                                         5,034               243,193
GENERAL MILLS INCORPORATED                             2,603               109,560
HERCULES INCORPORATED+                                 3,115                32,708
HERSHEY FOODS CORPORATION                              1,051                79,613
J M SMUCKER COMPANY                                    1,806                65,648
J&J SNACK FOODS CORPORATION+                             995                37,910
KELLOGG COMPANY                                        3,261               104,874
KIRIN BREWERY COMPANY
    LIMITED ADR+                                       2,631               169,700
LVMH MOET HENNESSY
    LOUIS VUITTON ADR                                 13,480               113,906
M&F WORLDWIDE CORPORATION+                             3,893                19,076
NATIONAL BEVERAGE CORPORATION+                         2,523                35,070
NESTLE SA ADR                                          5,887               315,808
PEPSICO INCORPORATED                                  12,149               480,493
SANDERSON FARMS INCORPORATED                           2,393                42,356
SARA LEE CORPORATION                                   5,377                99,152
WM WRIGLEY JR COMPANY                                  1,774                90,314
                                                                     -------------
                                                                     $   3,885,977
FOOD STORES
PERCENT OF NET ASSETS                                                        0.41%
ALBERTSON'S INCORPORATED                               3,573         $      91,898
COLES MYER LIMITED ADR                                 3,128                79,045
ITO-YOKADO COMPANY
    LIMITED ADR                                        2,650               114,586
KONINKLIJKE AHOLD NV ADR                               8,369               142,273
KROGER COMPANY+                                        7,035               127,193
STARBUCKS CORPORATION+                                 3,961                79,616
WINN-DIXIE STORES INCORPORATED                         1,958                31,622
                                                                     -------------
                                                                     $     666,233
FOREIGN DEPOSITORY INSTITUTIONS
PERCENT OF NET ASSETS                                                        1.80%
ABN AMRO HOLDING NV ADR                               12,457         $     202,302
ALLIED IRISH BANKS PLC ADR                             6,331               164,163
BANCO BILBAO VIZCAYA
    ARGENTARIA SA ADR                                 12,705               124,255
BANCO COMERCIAL
    PORTUGUES SA ADR                                   4,454                61,510
BANCO SANTANDER CENTRAL
    HISPANO SA ADR                                    36,669               242,749
BARCLAYS PLC ADR                                       8,401               242,789
BAYERISCHE HYPO-UND
    VEREINSBANK AG ADR                                 2,579                55,641


SECURITY NAME                                        SHARES                 VALUE
COMMON STOCK (CONTINUED)
BNP PARIBAS SA ADR                                     5,560         $     129,660
DEUTSCHE BANK AG                                       2,344               144,390
HBOS PLC ADR                                           5,500               184,794
HSBC HOLDINGS PLC ADR                                  5,764               329,470
LLOYDS TSB GROUP PLC ADR                               4,300               153,295
NATIONAL AUSTRALIA BANK
    LIMITED ADR                                        2,724               260,796
NATIONAL BANK OF GREECE
    SA ADR                                            16,579                62,337
SANPAOLO IMI SPA ADR                                   8,753               147,138
SOCIETE GENERALE ADR                                   7,423                88,009
SUMITOMO MITSUI BANKING
    CORPORATION ADR                                   20,000               102,728
WESTPAC BANKING CORPORATION
    LIMITED ADR                                        4,997               207,376
                                                                     -------------
                                                                     $   2,903,402
FURNITURE & FIXTURES
PERCENT OF NET ASSETS                                                        0.23%
JOHNSON CONTROLS INCORPORATED                          1,371         $     118,304
LEGGETT & PLATT INCORPORATED                           3,768                87,229
NEWELL RUBBERMAID INCORPORATED                         2,865                99,129
ROCKWELL COLLINS INCORPORATED                          2,822                59,968
                                                                     -------------
                                                                     $     364,630
GENERAL MERCHANDISE STORES
PERCENT OF NET ASSETS                                                        1.66%
DOLLAR GENERAL CORPORATION                             3,779         $      56,609
FEDERATED DEPARTMENT STORES
    INCORPORATED+                                      2,225                79,878
FRED'S INCORPORATED                                    2,220                74,370
J C PENNEY COMPANY
    INCORPORATED                                       2,450                42,532
MAY DEPARTMENT STORES
    COMPANY                                            2,176                63,822
MITSUKOSHI LIMITED ADR                                 2,277                67,984
SEARS ROEBUCK & COMPANY                                2,588               117,780
TARGET CORPORATION                                     6,281               214,810
TESCO PLC ADR                                         10,253               100,634
TJX COMPANIES INCORPORATED                             5,344               105,704
WAL-MART STORES INCORPORATED                          32,669             1,747,138
                                                                     -------------
                                                                     $   2,671,261
HEALTH SERVICES
PERCENT OF NET ASSETS                                                        0.40%
HCA INCORPORATED                                       5,440         $     253,232
HEALTHSOUTH CORPORATION+                               6,947                37,444
HUMAN GENOME SCIENCES
    INCORPORATED+                                      1,819                27,394
TENET HEALTHCARE CORPORATION+                          5,273               248,727
TRIAD HOSPITALS INCORPORATED+                          2,234                81,563
                                                                     -------------
                                                                     $     648,360
HOLDING & OTHER INVESTMENT OFFICES
PERCENT OF NET ASSETS                                                        0.14%
HEADWATERS INCORPORATED+                               2,371         $      31,771
MITSUBISHI TOKYO FINANCIAL
    GROUP ADR                                         18,000               122,940
MORGAN GROUP HOLDING
    COMPANY+                                             373         $          75
SUN HUNG KAI PROPERTIES
    LIMITED CLASS A                                   12,000                77,693
                                                                     -------------
                                                                     $     232,479
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES
PERCENT OF NET ASSETS                                                        0.18%
BED BATH & BEYOND
    INCORPORATED+                                      2,767         $      88,710
BEST BUY COMPANY INCORPORATED+                         2,865                60,738
CIRCUIT CITY STORES-CIRCUIT
    CITY GROUP                                         2,987                41,639
GUITAR CENTER INCORPORATED+                            2,068                34,866
RADIOSHACK CORPORATION+                                1,972                42,970
TWEETER HOME ENTERTAINMENT
    GROUP INCORPORATED+                                3,473                24,971
                                                                     -------------
                                                                     $     293,894
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES
PERCENT OF NET ASSETS                                                        0.15%
ACCOR SA ADR                                           5,291         $      92,099
HILTON HOTELS CORPORATION                              5,506                63,374
MARRIOTT INTERNATIONAL
    INCORPORATED CLASS A                               2,461                80,549
                                                                     -------------
                                                                     $     236,022
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT
PERCENT OF NET ASSETS                                                        3.30%
3M COMPANY                                             3,228         $     403,339
AMERICAN STANDARD COMPANIES
    INCORPORATED+                                      1,146                82,088
APPLE COMPUTER INCORPORATED+                           4,392                64,782
APPLIED MATERIALS INCORPORATED+                       12,936               172,825
BAKER HUGHES INCORPORATED                              4,084               112,310
BLACK & DECKER CORPORATION                             1,958                87,855
CATERPILLAR INCORPORATED                               3,391               147,983
CISCO SYSTEMS INCORPORATED+                           52,724               728,646
DELL COMPUTER CORPORATION+                            18,413               490,154
DOVER CORPORATION                                      1,975                56,742
EATON CORPORATION                                      1,083                76,611
ELECTROGLAS INCORPORATED+                              1,837                 5,676
EMC CORPORATION+                                      18,188               122,951
EMULEX CORPORATION+                                    1,746                29,472
ENPRO INDUSTRIES INCORPORATED+                           293                 1,154
GATEWAY INCORPORATED+                                  3,469                12,142
GLOBAL IMAGING SYSTEMS
    INCORPORATED+                                      2,040                40,004
HEWLETT-PACKARD COMPANY                               25,264               339,296
HITACHI LIMITED ADR                                    1,984               105,965
IBM CORPORATION                                       13,197               994,790
JABIL CIRCUIT INCORPORATED+                            2,779                51,995
JUNIPER NETWORKS INCORPORATED+                         3,349                24,347
KADANT INCORPORATED+                                   2,268                34,564
KOMATSU LIMITED ADR                                    5,586                75,947
LEXMARK INTERNATIONAL
    INCORPORATED+                                      1,611                76,039


SECURITY NAME                                        SHARES                 VALUE
COMMON STOCK (CONTINUED)
MAKITA CORPORATION ADR                                13,064         $      77,470
NEC CORPORATION ADR                                   15,247                84,011
PALL CORPORATION                                       2,749                46,458
PALM INCORPORATED+                                     3,263                 2,480
PARKER-HANNIFIN CORPORATION                            1,928                78,200
PITNEY BOWES INCORPORATED                              2,037                73,841
PROCOM TECHNOLOGY INCORPORATED+                          749                   240
RAINBOW TECHNOLOGIES
    INCORPORATED+                                      2,658                11,164
SAFEGUARD SCIENTIFICS INCORPORATED+                      173                   279
SIEMENS AG ADR                                         3,249               152,346
SOLECTRON CORPORATION+                                 6,795                25,277
STANLEY WORKS                                          1,675                58,424
SYMBOL TECHNOLOGIES INCORPORATED                       3,337                30,433
UNITED TECHNOLOGIES CORPORATION                        4,989               296,297
VIVENDI UNIVERSAL SA ADR                               3,983                51,620
                                                                     -------------
                                                                     $   5,326,217
INSURANCE AGENTS, BROKERS & SERVICE
PERCENT OF NET ASSETS                                                        0.16%
AON CORPORATION                                        2,537         $      50,131
MARSH & MCLENNAN
    COMPANIES INCORPORATED                             4,098               199,368
                                                                     -------------
                                                                     $     249,499
INSURANCE CARRIERS
PERCENT OF NET ASSETS                                                        3.09%
AEGON NV ADR                                           6,614   $            95,969
AETNA INCORPORATED                                     1,572                66,983
AFLAC INCORPORATED                                     4,764               145,826
ALLIANZ AG ADR                                         6,146                78,177
ALLSTATE CORPORATION                                   8,047               299,509
AMERICAN INTERNATIONAL
    GROUP INCORPORATED                                24,651             1,548,083
AXA ADR                                               10,161               139,206
CIGNA CORPORATION                                      2,476               210,757
CINCINNATI FINANCIAL CORPORATION                       2,085                82,837
COBALT CORPORATION+                                    3,742                67,543
HARTFORD FINANCIAL SERVICES GROUP                      2,603               130,202
ING GROUP NV ADR                                       5,116               112,194
JEFFERSON-PILOT CORPORATION                            1,985                83,608
LINCOLN NATIONAL CORPORATION                           1,819                67,394
LOEWS CORPORATION                                      1,621                85,119
MBIA INCORPORATED                                      1,705                78,362
METLIFE INCORPORATED                                   6,105               164,347
MGIC INVESTMENT CORPORATION                            1,526                91,880
MIIX GROUP INCORPORATED                                3,586                 5,953
MILLEA HOLDINGS
    INCORPORATED ADR                                   4,433               180,423
OXFORD HEALTH PLANS
    INCORPORATED+                                      2,502               101,456
PICO HOLDINGS INCORPORATED+                            2,583                34,147
PROASSURANCE CORPORATION+                              2,882                46,544
PROGRESSIVE CORPORATION                                2,299               123,571
SAFECO CORPORATION                                     2,710                89,728
ST PAUL COMPANIES INCORPORATED                         1,942                59,076
SWISS REINSURANCE ADR                                  1,788               126,301
TORCHMARK CORPORATION                                  1,632                60,955
TRAVELERS PROPERTY CASUALTY
    CORPORATION CLASS A+                               2,069   $            32,530
TRAVELERS PROPERTY CASUALTY
    CORPORATION CLASS B+                               4,252                69,259
UNITEDHEALTH GROUP INCORPORATED                        3,095               273,443
UNUMPROVIDENT CORPORATION                              2,832                65,589
WELLPOINT HEALTH NETWORKS
    INCORPORATED+                                      2,298               170,902
                                                                     -------------
                                                               $         4,987,873

JUSTICE, PUBLIC ORDER & SAFETY
PERCENT OF NET ASSETS                                                        0.03%
WACKENHUT CORRECTIONS
    CORPORATION+                                       4,105   $            55,418
                                                                     -------------

LUMBER & WOOD PRODUCTS, EXCEPT
FURNITURE
PERCENT OF NET ASSETS                                                        0.04%
CHAMPION ENTERPRISES
    INCORPORATED+                                      3,673   $             9,844
GEORGIA-PACIFIC CORPORATION                            2,939                61,866
                                                                     -------------
                                                               $            71,710

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL
GOODS
PERCENT OF NET ASSETS                                                        1.69%
ADVANCED MEDICAL OPTICS
    INCORPORATED+                                      2,776   $            24,595
ADVANTEST CORPORATION ADR                              3,971                48,446
AGILENT TECHNOLOGIES
    INCORPORATED+                                      4,339                58,273
ALLERGAN INCORPORATED                                  1,246                73,165
APPLERA CORPORATION-APPLIED
    BIOSYSTEMS GROUP                                   3,609                71,494
BAUSCH & LOMB INCORPORATED                             1,578                49,691
BAXTER INTERNATIONAL INCORPORATED                      4,259               154,559
BECTON DICKINSON & COMPANY                             2,827                86,308
BIOMET INCORPORATED                                    2,943                79,049
BIOSPHERE MEDICAL INCORPORATED+                        1,479                 5,132
BOSTON SCIENTIFIC CORPORATION+                         3,918               114,210
CREDENCE SYSTEMS CORPORATION+                          2,759                31,866
DANAHER CORPORATION                                    1,603                96,420
EASTMAN KODAK COMPANY                                  2,391                73,021
ENERGY CONVERSION DEVICES
    INCORPORATED+                                      1,403                16,934
FUJI PHOTO FILM COMPANY
    LIMITED ADR                                        3,348               104,357
GUIDANT CORPORATION+                                   2,972               109,370
HYCOR BIOMEDICAL INCORPORATED+                         1,037                 2,841
II-VI INCORPORATED+                                    1,664                21,599
INTEGRA LIFESCIENCES
    HOLDINGS CORPORATION+                              2,646                40,907
KEITHLEY INSTRUMENTS INCORPORATED                      1,961                27,258
KLA-TENCOR CORPORATION+                                2,004                65,871
MEDTRONIC INCORPORATED                                 9,302               383,056
MILLIPORE CORPORATION                                  1,449                51,135
PERKINELMER INCORPORATED                               2,490                14,193
PHOTON DYNAMICS INCORPORATED+                          1,476                30,804
PINNACLE SYSTEMS INCORPORATED+                         3,879                36,579


SECURITY NAME                                        SHARES                 VALUE
COMMON STOCK (CONTINUED)
RAYTHEON COMPANY                                       3,334   $           116,690
RICOH COMPANY LIMITED ADR                              1,304               116,581
ROCKWELL AUTOMATION
    INCORPORATED                                       2,922                53,823
ST JUDE MEDICAL INCORPORATED+                          2,374                88,337
STRYKER CORPORATION                                    1,861               104,905
TEKTRONIX INCORPORATED+                                1,940                33,678
TERADYNE INCORPORATED+                                 2,589                32,751
THERMO ELECTRON CORPORATION+                           2,749                48,877
TRIMBLE NAVIGATION LIMITED+                            1,822                25,508
VIASYS HEALTHCARE INCORPORATED+                        2,701                43,891
WATERS CORPORATION+                                    2,481                61,975
XEROX CORPORATION+                                     6,139                43,034
ZIMMER HOLDINGS INCORPORATED+                          2,274                83,911
                                                                     -------------
                                                               $         2,725,094

METAL MINING
PERCENT OF NET ASSETS                                                        0.48%
BARRICK GOLD CORPORATION                               3,316   $            53,288
FREEPORT-MCMORAN COPPER &
    GOLD INCORPORATED CLASS B+                         2,400                39,336
INCO LIMITED+                                          3,297                59,313
NEWMONT MINING CORPORATION                             2,447                69,715
PHELPS DODGE CORPORATION+                              1,257                40,614
PLACER DOME INCORPORATED                               5,100                50,847
RIO TINTO PLC ADR                                      2,066               147,099
SONS OF GWALIA LIMITED ADR                            23,949               310,681
                                                                     -------------
                                                               $           770,893

MINING & QUARRYING OF NONMETALLIC
MINERALS, EXCEPT FUELS
PERCENT OF NET ASSETS                                                        0.09%
PECHINEY SA ADR                                        2,890   $            52,743
VULCAN MATERIALS COMPANY                               2,168                84,595
                                                                     -------------
                                                               $           137,338

MISCELLANEOUS MANUFACTURING INDUSTRIES
PERCENT OF NET ASSETS                                                        0.30%
HASBRO INCORPORATED                                    3,019   $            39,700
MATTEL INCORPORATED                                    3,457                67,170
NANOPHASE TECHNOLOGIES
    CORPORATION+                                       1,210                 5,566
STEINWAY MUSICAL INSTRUMENTS+                          1,737                30,050
TIFFANY & COMPANY                                      2,029                50,319
TYCO INTERNATIONAL LIMITED                            18,923               296,902
                                                                     -------------
                                                               $           489,707

MISCELLANEOUS RETAIL
PERCENT OF NET ASSETS                                                        0.43%
AMAZON.COM INCORPORATED+                               2,769   $            41,369
COSTCO WHOLESALE CORPORATION+                          3,760               125,622
CVS CORPORATION                                        4,098               120,440
OFFICE DEPOT INCORPORATED+                             5,420                70,026
STAPLES INCORPORATED+                                  4,964                69,000
TOYS R US INCORPORATED+                                2,491                33,205
WALGREEN COMPANY                                       6,935               240,991
                                                                     -------------
                                                               $           700,653

MOTION PICTURES
PERCENT OF NET ASSETS                                                        0.17%
WALT DISNEY COMPANY                                   17,823   $           279,465
                                                                     -------------

NONDEPOSITORY CREDIT INSTITUTIONS
PERCENT OF NET ASSETS                                                        1.33%
AMERICAN EXPRESS COMPANY                              10,775   $           388,547
CAPITAL ONE FINANCIAL
    CORPORATION                                        2,044                72,909
CHARTER MUNICIPAL MORTGAGE
    ACCEPTANCE COMPANY                                 4,677                81,614
COUNTRYWIDE CREDIT
    INDUSTRIES INCORPORATED                            1,638                85,979
FHLMC                                                  5,954               381,651
FNMA                                                   7,477               566,607
HOUSEHOLD INTERNATIONAL
    INCORPORATED                                       4,471               161,448
MBNA CORPORATION                                       9,315               188,163
MICROFINANCIAL INCORPORATED                            1,983                 9,895
ORIX CORPORATION ADR                                   2,437                87,123
PROVIDIAN FINANCIAL
    CORPORATION+                                       2,348                13,337
SLM CORPORATION                                        1,213               111,171
                                                                     -------------
                                                               $         2,148,444

OIL & GAS EXTRACTION
PERCENT OF NET ASSETS                                                        1.31%
ANADARKO PETROLEUM
    CORPORATION                                        3,027   $           135,125
APACHE CORPORATION                                     2,395               131,869
BHP BILLITON LIMITED ADR                              10,720               107,200
BURLINGTON RESOURCES
    INCORPORATED                                       2,878               110,717
DEVON ENERGY CORPORATION                               2,285               107,395
ENI SPA ADR                                            2,220               167,388
KERR-MCGEE CORPORATION                                 1,838                86,110
NOBLE CORPORATION+                                     3,219                99,789
OCCIDENTAL PETROLEUM
    CORPORATION                                        4,892               145,292
PRIDE INTERNATIONAL INCORPORATED+                      3,252                43,512
REPSOL YPF SA ADR                                      7,644                99,831
ROWAN COMPANIES INCORPORATED                           3,525                72,545
SCHLUMBERGER LIMITED                                   3,828               165,140
SHELL TRANSPORT & TRADING
    COMPANY PLC ADR                                    4,678               189,833
TOTAL FINA ELF SA ADR                                  5,230               373,004
TRANSOCEAN INCORPORATED                                3,370                82,565
                                                                     -------------
                                                               $         2,117,315

PAPER & ALLIED PRODUCTS
PERCENT OF NET ASSETS                                                        0.44%
BOISE CASCADE CORPORATION                              2,800   $            75,740
INTERNATIONAL PAPER COMPANY                            3,940               148,341
KIMBERLY-CLARK CORPORATION                             3,789               226,734
MEADWESTVACO CORPORATION                               2,834                66,004
STORA ENSO OYJ ADR                                     5,268                57,421
TEMPLE-INLAND INCORPORATED                             1,170                59,846
UPM-KYMMENE OYJ ADR                                    2,259                73,508
                                                                     -------------
                                                               $           707,594


SECURITY NAME                                        SHARES                 VALUE
COMMON STOCK (CONTINUED)
PERSONAL SERVICES
PERCENT OF NET ASSETS                                                        0.22%
CINTAS CORPORATION                                     2,230   $            98,142
CPI CORPORATION                                        1,707                25,571
G & K SERVICES INCORPORATED
    CLASS A                                            2,295                73,532
H&R BLOCK INCORPORATED                                 1,900                92,910
UNIFIRST CORPORATION                                   2,959                68,738
                                                                     -------------
                                                               $           358,893

PETROLEUM REFINING & RELATED INDUSTRIES
PERCENT OF NET ASSETS                                                        2.52%
AMERADA HESS CORPORATION                               1,367   $            99,928
BP PLC ADR                                            11,666               545,969
CHEVRONTEXACO CORPORATION                              6,459               494,953
CONOCO INCORPORATED                                    6,013               147,619
EXXON MOBIL CORPORATION                               52,594             1,864,457
MARATHON OIL CORPORATION                               3,661                90,610
PHILLIPS PETROLEUM COMPANY                             3,773               198,384
ROYAL DUTCH PETROLEUM
    COMPANY NY SHARES                                 11,347               512,884
UNOCAL CORPORATION                                     3,282               108,536
                                                                     -------------
                                                               $         4,063,340

PRIMARY METAL INDUSTRIES
PERCENT OF NET ASSETS                                                        0.38%
ALCAN INCORPORATED                                     2,989   $            84,170
ALCOA INCORPORATED                                     6,260               157,063
ALLEGHENY TECHNOLOGIES
    INCORPORATED                                       2,938                25,531
ENGELHARD CORPORATION                                  3,123                81,698
GENERAL CABLE CORPORATION                              2,649                11,179
JOHNSON MATTHEY PLC ADR                                2,134                58,760
KUBOTA CORPORATION ADR                                 7,904               114,213
NUCOR CORPORATION                                      1,218                60,949
OREGON STEEL MILLS INCORPORATED+                       2,546                17,822
                                                                     -------------
                                                               $           611,385

PRINTING, PUBLISHING & ALLIED INDUSTRIES
PERCENT OF NET ASSETS                                                        1.10%
DOW JONES & COMPANY
    INCORPORATED                                       1,625   $            69,144
GANNETT COMPANY INCORPORATED                           2,334               177,291
KNIGHT-RIDDER INCORPORATED                             2,108               128,019
MCGRAW-HILL COMPANIES
    INCORPORATED                                       1,988               126,059
NEW YORK TIMES COMPANY
    CLASS A                                            2,181               102,943
NEWS CORPORATION LIMITED ADR                           2,701                58,072
PEARSON PLC ADR                                        7,142                73,206
REED ELSEVIER NV ADR                                   4,979               126,965
REED ELSEVIER PLC ADR                                  2,211                80,591
RR DONNELLEY & SONS COMPANY                            2,311                60,964
TOPPAN PRINTING COMPANY
    LIMITED ADR                                        1,546                69,499
TRIBUNE COMPANY                                        3,168               132,137
VIACOM INCORPORATED CLASS B+                          14,081               573,097
                                                                     -------------
                                                               $         1,777,987

RAILROAD TRANSPORTATION
PERCENT OF NET ASSETS                                                        0.26%
BURLINGTON NORTHERN SANTA FE
    CORPORATION                                        2,546   $            73,223
CSX CORPORATION                                        1,909                66,490
KANSAS CITY SOUTHERN
    INDUSTRIES INCORPORATED+                           5,695                86,279
NORFOLK SOUTHERN CORPORATION                           3,236                67,729
UNION PACIFIC CORPORATION                              2,003               121,282
                                                                     -------------
                                                               $           415,003

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS
PERCENT OF NET ASSETS                                                        0.11%
GOODYEAR TIRE & RUBBER
    COMPANY                                            1,936   $            26,175
NIKE INCORPORATED CLASS B                              2,737               118,184
SEALED AIR CORPORATION+                                2,237                34,651
                                                                     -------------
                                                               $           179,010

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES
PERCENT OF NET ASSETS                                                        1.12%
AMVESCAP PLC ADR                                       4,112   $            57,568
BEAR STEARNS COMPANIES
    INCORPORATED                                       1,593               101,840
CHARLES SCHWAB CORPORATION                            11,497               105,542
CREDIT SUISSE GROUP ADR                                4,912               114,155
FRANKLIN RESOURCES INCORPORATED                        3,175               111,125
FRIEDMAN BILLINGS RAMSEY
    GROUP CLASS A+                                     2,722                29,615
LEHMAN BROTHERS HOLDINGS
    INCORPORATED                                       3,237               184,541
MERRILL LYNCH & COMPANY
    INCORPORATED                                      10,027               363,178
MORGAN STANLEY                                        11,493               490,981
NOMURA HOLDINGS
    INCORPORATED ADR                                   8,680               114,576
STILWELL FINANCIAL INCORPORATED                        4,626                64,486
T ROWE PRICE GROUP
    INCORPORATED                                       2,151                60,852
                                                                     -------------
                                                               $         1,798,459

STONE, CLAY, GLASS & CONCRETE PRODUCTS
PERCENT OF NET ASSETS                                                        0.23%
CORNING INCORPORATED+                                  7,254   $            14,508
HANSON PLC ADR                                         3,982               121,292
HOLCIM LIMITED ADR                                     5,688               107,664
LAFARGE SA ADR                                         3,829                88,641
OWENS-ILLINOIS INCORPORATED+                           3,513                41,102
                                                                     -------------
                                                               $           373,207

TOBACCO PRODUCTS
PERCENT OF NET ASSETS                                                        0.68%
BRITISH AMERICAN
    TOBACCO PLC ADR                                    3,963   $            91,149
PHILIP MORRIS COMPANIES
    INCORPORATED                                      15,891               794,550
SWEDISH MATCH AB ADR                                   1,358               110,718
UST INCORPORATED                                       2,730                94,758
                                                                     -------------
                                                               $         1,091,175



SECURITY NAME                                        SHARES                 VALUE
COMMON STOCK (CONTINUED)
TRANSPORTATION BY AIR
PERCENT OF NET ASSETS                                                        0.38%
AMR CORPORATION+                                       1,818   $            18,525
BAA PLC ADR                                            9,468                81,287
FEDEX CORPORATION                                      4,868               230,500
JAPAN AIRLINES COMPANY
    LIMITED ADR                                       17,913                86,699
NORTHWEST AIRLINES CORPORATION+                        1,326                13,485
SOUTHWEST AIRLINES COMPANY                            13,189               187,416
                                                                     -------------
                                                               $           617,912

TRANSPORTATION EQUIPMENT
PERCENT OF NET ASSETS                                                        1.63%
BAE SYSTEMS PLC ADR                                    4,366   $            82,667
BOEING COMPANY                                         7,948               294,632
DAIMLERCHRYSLER AG+                                    5,385               230,801
DANA CORPORATION                                       2,347                39,758
DELPHI CORPORATION                                     5,340                52,065
FIAT SPA ADR                                           6,487                74,082
FORD MOTOR COMPANY                                    11,993               141,158
GENERAL DYNAMICS CORPORATION                           1,619               127,318
GENERAL MOTORS CORPORATION                             4,647               222,405
GENUINE PARTS COMPANY                                  2,492                82,859
GOODRICH CORPORATION                                   1,665                34,749
HARLEY-DAVIDSON INCORPORATED                           2,428               119,530
HONDA MOTOR COMPANY
    LIMITED ADR                                        7,522               159,466
HONEYWELL INTERNATIONAL
    INCORPORATED                                       6,972               208,811
ITT INDUSTRIES INCORPORATED                            1,559               105,981
NAVISTAR INTERNATIONAL
    CORPORATION                                        2,232                55,800
NORTHROP GRUMMAN CORPORATION                           1,350               165,780
PACCAR INCORPORATED                                    1,849                65,288
TOYOTA MOTOR CORPORATION ADR                           5,333               266,863
TRW INCORPORATED                                       1,803               103,492
                                                                     -------------
                                                               $         2,633,505

TRANSPORTATION SERVICES
PERCENT OF NET ASSETS                                                        0.08%
EXPEDIA INCORPORATED CLASS A+                            873   $            44,034
PEGASUS SOLUTIONS INCORPORATED+                        1,807                27,864
SABRE HOLDINGS CORPORATION+                            2,024                54,466
                                                                     -------------
                                                               $           126,364

WATER TRANSPORTATION
PERCENT OF NET ASSETS                                                        0.07%
CARNIVAL CORPORATION                                   4,305   $           105,343
                                                                     -------------

WHOLESALE TRADE-DURABLE GOODS
PERCENT OF NET ASSETS                                                        1.14%
GRAINGER (W W) INCORPORATED                            1,780   $            80,189
IMAGISTICS INTERNATIONAL
    INCORPORATED+                                      1,538                29,068
JOHNSON & JOHNSON                                     22,262             1,209,049
KYOCERA CORPORATION ADR                                1,355                94,769
MITSUBISHI CORPORATION ADR                             9,512               127,399
MITSUI & COMPANY LIMITED ADR                           1,164               124,513
NISSAN MOTOR COMPANY
    LIMITED ADR                                        7,766   $           114,618
PERFORMANCE TECHNOLOGIES
    INCORPORATED+                                      2,049                 7,376
VISTEON CORPORATION                                    4,997                56,916
                                                                     -------------
                                                               $         1,843,897

WHOLESALE TRADE-NONDURABLE GOODS
PERCENT OF NET ASSETS                                                        0.74%
BROWN-FORMAN CORPORATION
    CLASS B                                              729   $            51,343
CARDINAL HEALTH INCORPORATED                           3,314               214,881
MAUI LAND & PINEAPPLE
    COMPANY INCORPORATED+                              1,568                29,714
MCKESSON CORPORATION                                   2,839                95,220
NASH-FINCH COMPANY                                     1,674                35,037
SAFEWAY INCORPORATED+                                  5,377               138,834
SUPERVALU INCORPORATED                                 3,430                71,241
SYSCO CORPORATION                                      5,217               147,954
UNILEVER NV NY SHARES                                  4,837               286,205
UNILEVER PLC ADR                                       3,215               117,219
                                                                     -------------
                                                               $         1,187,648
TOTAL COMMON STOCK
(Cost $114,958,425)                                            $        94,377,446
REAL ESTATE INVESTMENT TRUST
PERCENT OF NET ASSETS                                                        0.56%
ALEXANDRIA REAL ESTATE
    EQUITIES INCORPORATED                              5,210   $           228,875
CAPSTEAD MORTGAGE CORPORATION                          1,608                34,090
CROWN AMERICAN REALTY TRUST                            5,166                49,335
KOGER EQUITY INCORPORATED                              9,377               160,816
KONOVER PROPERTY TRUST
    INCORPORATED                                       6,434                12,997
MID-AMERICA APARTMENT
    COMMUNITIES INCORPORATED                           3,101                78,145
PARKWAY PROPERTIES INCORPORATED                        3,183               117,485
THORNBURG MORTGAGE INCORPORATED                        8,405               165,999
WINSTON HOTELS INCORPORATED                            6,270                49,909
                                                                     -------------
TOTAL REAL ESTATE INVESTMENT
TRUST                                                          $           897,651
(Cost $869,829)

INTEREST        MATURITY
RATE            DATE                         PRINCIPAL
US TREASURY OBLIGATIONS
PERCENT OF NET ASSETS                                                       39.77%
US TREASURY BONDS
PERCENT OF NET ASSETS                                                        2.83%
  11.88%          11/15/03                         $ 900,000   $         1,007,578
  12.38%          5/15/04                            900,000             1,055,390
  13.75%          8/15/04                            300,000               366,246
  10.75%          8/15/05                          1,200,000             1,479,750
  12.75%          11/15/10                           500,000               651,446
                                                                     -------------
                                                               $         4,560,410
US TREASURY NOTES
PERCENT OF NET ASSETS                                                       36.94%
  3.25%           12/31/03                        $1,400,000   $         1,426,250

INTEREST        MATURITY
RATE            DATE                         PRINCIPAL                      VALUE
US TREASURY OBLIGATIONS (CONTINUED)
  5.25%           8/15/03                    $     2,700,000   $         2,788,911
  5.75%           8/15/03                          1,700,000             1,764,015
  4.25%           11/15/03                         1,000,000             1,029,336
  4.75%           2/15/04                          5,720,000             5,956,396
  5.88%           2/15/04                          2,000,000             2,114,140
  5.25%           5/15/04                          2,500,000             2,636,230
  7.25%           5/15/04                          1,200,000             1,305,140
  6.00%           8/15/04                          4,000,000             4,297,188
  7.25%           8/15/04                            800,000               878,094
  7.88%           11/15/04                         3,950,000             4,424,616
  6.50%           5/15/05                          1,300,000             1,439,648
  6.75%           5/15/05                          2,700,000             3,005,016
  5.75%           11/15/05                         3,100,000             3,398,375
  6.88%           5/15/06                          2,270,000             2,591,525
  6.25%           2/15/07                            700,000               791,629
  6.63%           5/15/07                            200,000               230,227
  6.13%           8/15/07                          2,199,999             2,486,860
  5.63%           5/15/08                          5,500,000             6,106,073
  4.75%           11/15/08                         1,300,000             1,384,601
  6.50%           2/15/10                          2,100,000             2,454,539
  5.75%           8/15/10                          1,200,000             1,347,563
  5.00%           2/15/11                          1,750,000             1,874,688
  5.00%           8/15/11                          3,610,000             3,861,573
                                                                     -------------
                                                               $        59,592,633
TOTAL US TREASURY
OBLIGATIONS
(Cost $61,008,817)                                             $        64,153,043


SHORT-TERM INVESTMENTS
PERCENT OF NET ASSETS                                                        0.78%

US TREASURY BILLS
PERCENT OF NET ASSETS                                                        0.78%
  1.63%^                  11/7/02                 $1,260,000   $         1,256,223
                                                                     -------------
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,256,314)                                              $         1,256,223
TOTAL INVESTMENTS IN
SECURITIES
(Cost $178,093,385)*                                  99.62%   $       160,684,363
OTHER ASSETS AND LIABILITIES,
    NET                                                0.38                617,665
                                                  ----------         -------------
TOTAL NET ASSETS                                     100.00%   $       161,302,028
                                                  ==========         =============

+  Non-income earning securities.
^  Yield to maturity.
#  Security of an affiliate of the fund with a cost of $680,214.
* Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized depreciation consists of:

        Gross Unrealized Appreciation                                $   8,881,951
        Gross Unrealized Depreciation                                  (26,290,973)
                                                                     -------------
        NET UNREALIZED DEPRECIATION                                  $ (17,409,022)



The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS - AUGUST 31, 2002
(UNAUDITED)                                        WELLS FARGO OUTLOOK 2020 FUND

SECURITY NAME                                         SHARES             VALUE
COMMON STOCK
PERCENT OF NET ASSETS                                                       72.72%
AMUSEMENT & RECREATION SERVICES
PERCENT OF NET ASSETS                                                        0.09%
HARRAH'S ENTERTAINMENT
    INCORPORATED+                                      3,344         $     158,973
PARK PLACE ENTERTAINMENT
    CORPORATION+                                       7,942                74,258
                                                                     -------------
                                                                     $     233,231

APPAREL & ACCESSORY STORES
PERCENT OF NET ASSETS                                                        0.32%
GAP INCORPORATED                                      13,274         $     155,704
KOHL'S CORPORATION+                                    4,617               321,897
LIMITED BRANDS                                         8,379               128,115
NORDSTROM INCORPORATED                                 3,520                68,042
PAYLESS SHOESOURCE INCORPORATED+                       1,017                53,799
ROSS STORES INCORPORATED                               2,140                77,275
                                                                     -------------
                                                                     $     804,832

APPAREL & OTHER FINISHED PRODUCTS MADE
FROM FABRICS & SIMILAR MATERIALS
PERCENT OF NET ASSETS                                                        0.36%
BENETTON GROUP SPA ADR                                14,650         $     340,613
JONES APPAREL GROUP
    INCORPORATED+                                      2,861               103,253
LIZ CLAIBORNE INCORPORATED                             3,518                99,278
V F CORPORATION                                        2,758               112,002
WACOAL CORPORATION ADR                                 6,378               259,904
                                                                     -------------
                                                                     $     915,050

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS
PERCENT OF NET ASSETS                                                        0.08%
AUTONATION INCORPORATED+                               5,438         $      71,782
AUTOZONE INCORPORATED+                                 1,919               138,840
                                                                     -------------
                                                                     $     210,622

BUILDING CONSTRUCTION-GENERAL
CONTRACTORS & OPERATIVE BUILDERS
PERCENT OF NET ASSETS                                                        0.12%
CLAYTON HOMES INCORPORATED                             4,608         $      61,148
SEKISUI HOUSE LIMITED ADR                             34,492               252,219
                                                                     -------------
                                                                     $     313,367

BUILDING MATERIALS, HARDWARE, GARDEN
SUPPLY & MOBILE HOME DEALERS
PERCENT OF NET ASSETS                                                        0.71%
FASTENAL COMPANY                                       1,820         $      64,100
HOME DEPOT INCORPORATED                               34,173             1,125,317
LOWE'S COMPANIES INCORPORATED                         11,752               486,298
SHERWIN-WILLIAMS COMPANY                               3,132                84,564
                                                                     -------------
                                                                     $   1,760,279

BUSINESS SERVICES
PERCENT OF NET ASSETS                                                        4.58%
3COM CORPORATION+                                      3,938         $      19,414
ADECCO SA ADR                                         15,344               170,472
ADOBE SYSTEMS INCORPORATED                             4,449                89,425
ADVENT SOFTWARE INCORPORATED+                          1,500                25,770
AKAMAI TECHNOLOGIES
    INCORPORATED+                                        458         $         435
AOL TIME WARNER
    INCORPORATED+                                     68,489               866,386
ARBITRON INCORPORATED+                                 1,724                56,892
ARIBA INCORPORATED+                                    1,884                 4,145
AUTODESK INCORPORATED                                  3,258                43,331
AUTOMATIC DATA PROCESSING
    INCORPORATED                                       9,242               349,070
BEA SYSTEMS INCORPORATED+                              6,104                37,295
BMC SOFTWARE INCORPORATED+                             4,679                65,038
BROADVISION INCORPORATED+                                405                 1,000
BROCADE COMMUNICATIONS
    SYSTEMS INCORPORATED+                              4,372                63,263
CADENCE DESIGN SYSTEMS
    INCORPORATED+                                      5,360                72,199
CENDANT CORPORATION+                                  16,470               235,686
CERIDIAN CORPORATION+                                  3,224                51,810
CHECKFREE CORPORATION+                                 1,911                23,639
CHOICEPOINT INCORPORATED+                              1,970                84,651
CITRIX SYSTEMS INCORPORATED+                           3,791                23,883
CMGI INCORPORATED+                                     1,927                 1,098
COMMERCE ONE INCORPORATED+                             1,477                   587
COMPUTER ASSOCIATES
    INTERNATIONAL INCORPORATED                         9,197               103,006
COMPUTER SCIENCES
    CORPORATION+                                       3,172               116,825
COMPUWARE CORPORATION+                                 9,026                32,764
CONCORD EFS INCORPORATED+                              8,418               172,064
CONVERGYS CORPORATION+                                 3,636                65,048
DELUXE CORPORATION                                     2,699               122,697
DOUBLECLICK INCORPORATED+                              3,720                20,944
DST SYSTEMS INCORPORATED+                              2,107                71,807
EBAY INCORPORATED+                                     4,077               230,432
ECHELON CORPORATION+                                   1,711                22,003
EFUNDS CORPORATION+                                    2,470                25,268
ELECTRONIC ARTS INCORPORATED+                          2,273               143,790
ELECTRONIC DATA SYSTEMS
    CORPORATION                                        7,702               310,083
ENTERASYS NETWORKS
    INCORPORATED+                                      3,855                 3,894
ENTRUST INCORPORATED+                                    916                 3,920
EQUIFAX INCORPORATED                                   3,838                89,349
FIRST DATA CORPORATION                                11,428               397,123
FISERV INCORPORATED+                                   3,495               128,651
I2 TECHNOLOGIES INCORPORATED+                          4,763                 4,287
IMS HEALTH INCORPORATED                                5,281                91,889
INFOSPACE INCORPORATED+                                2,613                 1,359
INKTOMI CORPORATION+                                   1,220                   610
INTERNET SECURITY SYSTEMS
    INCORPORATED+                                      1,609                24,425
INTERPUBLIC GROUP OF
    COMPANIES INCORPORATED                             6,658               121,375
INTUIT INCORPORATED+                                   3,384               151,028
MACROMEDIA INCORPORATED+                               2,171                14,850
MANPOWER INCORPORATED                                  2,230                73,858
MERCURY INTERACTIVE CORPORATION+                       2,119                53,844
MICROMUSE INCORPORATED+                                1,816                 5,484
MICROSOFT CORPORATION+                                75,202             3,693,922

SECURITY NAME                                         SHARES             VALUE
COMMON STOCK (CONTINUED)
MPS GROUP INCORPORATED+                                5,736         $      30,688
NCR CORPORATION+                                       2,777                78,034
NETWORK ASSOCIATES
    INCORPORATED+                                      3,385                44,005
NOVELL INCORPORATED+                                   5,062                13,161
NX NETWORKS INCORPORATED+                                 42                     0
OMNICOM GROUP INCORPORATED                             3,265               197,533
ORACLE CORPORATION+                                   80,071               767,881
PARAMETRIC TECHNOLOGY
    CORPORATION+                                       4,022                 9,170
PEOPLESOFT INCORPORATED+                               5,871                94,406
RATIONAL SOFTWARE CORPORATION+                         4,168                28,342
REALNETWORKS INCORPORATED+                             1,323                 6,059
RENTOKIL INITIAL PLC ADR                               7,485               137,931
REUTERS GROUP PLC ADR                                  4,909               130,481
ROBERT HALF INTERNATIONAL
    INCORPORATED+                                      4,397                76,156
RSA SECURITY INCORPORATED+                             1,462                 3,450
SAP AG ADR                                             8,475               163,144
SAPIENT CORPORATION+                                   1,833                 2,328
SCIENT INCORPORATED+                                      97                     0
SIEBEL SYSTEMS INCORPORATED+                           8,075                68,395
SUN MICROSYSTEMS INCORPORATED+                        46,673               172,223
SUNGARD DATA SYSTEMS
    INCORPORATED+                                      4,514               111,270
SYBASE INCORPORATED+                                   3,044                42,646
SYMANTEC CORPORATION+                                  2,846                81,396
SYNOPSYS INCORPORATED+                                 1,609                69,428
TIBCO SOFTWARE INCORPORATED+                           4,116                17,328
TMP WORLDWIDE INCORPORATED+                            2,365                25,826
UNISYS CORPORATION+                                    5,708                50,801
VERISIGN INCORPORATED+                                 4,414                31,693
VERITAS SOFTWARE CORPORATION+                          7,573               123,061
VIGNETTE CORPORATION+                                  2,899                 2,580
WEBMETHODS INCORPORATED+                               1,599                13,990
WPP GROUP PLC ADR                                      3,353               123,994
YAHOO! INCORPORATED+                                  10,144               104,382
                                                                     -------------
                                                                     $  11,403,870

CHEMICALS & ALLIED PRODUCTS
PERCENT OF NET ASSETS                                                        8.29%
ABBOTT LABORATORIES                                   22,428         $     897,793
ABGENIX INCORPORATED+                                  3,568                27,616
AIR PRODUCTS & CHEMICALS
    INCORPORATED                                       3,287               154,193
AKZO NOBLE NV ADR                                      9,147               344,385
AMGEN INCORPORATED+                                   17,867               804,551
ASTRAZENECA PLC ADR                                   15,862               462,377
AVENTIS SA ADR                                         7,744               455,812
AVERY DENNISON CORPORATION                             1,760               111,091
AVON PRODUCTS INCORPORATED                             3,607               175,805
BASF AG ADR                                            5,004               206,415
BAYER AG ADR                                           7,024               167,733
BIOGEN INCORPORATED+                                   2,865                95,978
BRISTOL-MYERS SQUIBB COMPANY                          27,625               689,244
CABOT CORPORATION                                      1,482                35,331
CENTERPULSE ADR+                                       6,839               100,191
CHIRON CORPORATION+                                    3,927               148,794
CLOROX COMPANY                                         3,757         $     161,776
COLGATE-PALMOLIVE COMPANY                              7,452               406,507
CROMPTON CORPORATION                                   4,034                44,979
DOW CHEMICAL COMPANY                                  12,021               363,275
E I DU PONT DE NEMOURS &
    COMPANY                                           13,314               536,687
EASTMAN CHEMICAL COMPANY                               1,324                59,408
ECOLAB INCORPORATED                                    2,115                95,260
ELI LILLY & COMPANY                                   15,476               898,382
ESTEE LAUDER COMPANIES
    INCORPORATED                                       1,417                42,439
FOREST LABORATORIES
    INCORPORATED+                                      2,708               197,684
GENENTECH INCORPORATED+                                3,875               127,061
GENZYME CORPORATION+                                   4,051                83,775
GILEAD SCIENCES INCORPORATED+                          3,038                97,459
GILLETTE COMPANY                                      14,308               451,131
GLAXOSMITHKLINE PLC ADR                               26,498             1,004,009
GREAT LAKES CHEMICAL
    CORPORATION                                        1,989                57,204
HAWKINS INCORPORATED                                   3,897                34,874
ICN PHARMACEUTICALS
    INCORPORATED                                       1,678                17,048
IDEC PHARMACEUTICALS
    CORPORATION+                                       2,129                85,543
IMC GLOBAL INCORPORATED                                3,098                41,018
IMCLONE SYSTEMS INCORPORATED+                          1,794                14,890
INTERNATIONAL FLAVORS &
    FRAGRANCES INCORPORATED                            2,072                66,822
IVAX CORPORATION+                                      2,297                31,469
KING PHARMACEUTICALS
    INCORPORATED+                                      4,870               103,780
LANDEC CORPORATION+                                      428                   928
LUBRIZOL CORPORATION                                   2,001                62,431
MEDAREX INCORPORATED+                                  3,016                18,398
MEDIMMUNE INCORPORATED+                                4,577               117,492
MERCK & COMPANY INCORPORATED                          31,214             1,576,931
MILLENNIUM CHEMICALS
    INCORPORATED                                       4,070                54,131
MYLAN LABORATORIES INCORPORATED                        2,354                76,858
NOVARTIS AG ADR                                       19,765               799,494
NOVO NORDISK A/S ADR                                   7,832               236,761
PFIZER INCORPORATED                                   86,864             2,873,461
PHARMACIA CORPORATION                                 18,358               802,245
PPG INDUSTRIES INCORPORATED                            2,429               136,680
PRAXAIR INCORPORATED                                   2,481               139,010
PROCTER & GAMBLE COMPANY                              16,790             1,488,434
PROTEIN DESIGN LABS
    INCORPORATED+                                      2,118                21,945
ROCHE HOLDING AG ADR                                   6,072               435,995
ROHM & HAAS COMPANY                                    3,499               127,329
SCHERING-PLOUGH CORPORATION                           21,322               492,112
SEPRACOR INCORPORATED+                                 3,213                17,896
SHISEIDO COMPANY LIMITED ADR                          15,000               197,867
SIGMA-ALDRICH CORPORATION                              1,655                84,405
SOLUTIA INCORPORATED                                   3,585                23,303
VALSPAR CORPORATION                                    1,809                73,337
VERTEX PHARMACEUTICALS
    INCORPORATED+                                      2,513                50,009

SECURITY NAME                                         SHARES             VALUE
COMMON STOCK (CONTINUED)
WATSON PHARMACEUTICALS
    INCORPORATED+                                      2,349         $      54,779
WYETH                                                 18,504               791,971
                                                                     -------------
                                                                     $  20,653,991

COAL MINING
PERCENT OF NET ASSETS                                                        0.02%
ARCH COAL INCORPORATED                                 2,329         $      42,621
                                                                     -------------

COMMUNICATIONS
PERCENT OF NET ASSETS                                                        3.62%
ALLEGIANCE TELECOM INCORPORATED+                       2,900         $       2,175
ALLTEL CORPORATION                                     5,287               222,371
AMERICAN TOWER CORPORATION
    CLASS A+                                           3,992                 9,820
AT&T CORPORATION                                      58,361               713,171
AT&T WIRELESS SERVICES
    INCORPORATED+                                     36,385               179,742
AVAYA INCORPORATED+                                    6,267                13,161
BELLSOUTH CORPORATION                                 28,345               661,005
BRITISH SKY BROADCASTING
    GROUP PLC ADR+                                     3,164               178,766
BROADWING INCORPORATED+                                4,357                14,030
BT GROUP PLC ADR                                       9,382               293,281
CABLEVISION SYSTEMS
    CORPORATION+                                       1,818                17,326
CENTURYTEL INCORPORATED                                2,760                74,658
CERTEGY INCORPORATED+                                  1,869                61,415
CLEAR CHANNEL COMMUNICATIONS
    INCORPORATED+                                      9,799               334,930
COMCAST CORPORATION CLASS A+                          15,597               371,677
COX COMMUNICATIONS
    INCORPORATED CLASS A+                              4,018               103,865
CROWN CASTLE INTERNATIONAL
    CORPORATION+                                       3,929                 9,037
DEUTSCHE TELEKOM ADR                                  24,702               271,722
EXTREME NETWORKS INCORPORATED+                         2,565                24,188
FRANCE TELECOM SA ADR                                  4,672                59,475
GRAY TELEVISION INCORPORATED                           1,723                20,245
HISPANIC BROADCASTING
    CORPORATION+                                       2,791                54,006
INTRAWARE INCORPORATED+                                  813                   854
LAGARDERE SCA ADR                                      3,041               118,005
LEAP WIRELESS INTERNATIONAL+                           2,508                   978
LEVEL 3 COMMUNICATIONS
    INCORPORATED+                                      4,962                25,703
LORAL SPACE & COMMUNICATIONS
    LIMITED+                                           2,827                 1,385
MMO2 PLC ADR+                                         10,635                79,869
NEXTEL COMMUNICATIONS
    INCORPORATED CLASS A+                             13,607               103,549
NIPPON TELEGRAPH & TELEPHONE
    CORPORATION ADR                                   14,531               289,312
NTL INCORPORATED+                                      2,322                    42
NTT DOCOMO
    INCORPORATED ADR                                  12,000               256,800
QWEST COMMUNICATIONS
    INTERNATIONAL INCORPORATED+                       21,694                70,506
REDBACK NETWORKS INCORPORATED+                           865                   882
SBC COMMUNICATIONS
    INCORPORATED                                      51,014         $   1,262,086
SPRINT CORPORATION
    (FON GROUP)                                       14,007               162,481
SPRINT CORPORATION
    (PCS GROUP)+                                      14,867                58,873
TDC A/S ADR                                           10,762               147,870
TELEFONICA SA ADR+                                    13,487               371,702
TELEPHONE & DATA SYSTEMS
    INCORPORATED                                       1,273                76,062
UNIVISION COMMUNICATIONS
    INCORPORATED CLASS A+                              4,465               104,035
USA INTERACTIVE+                                       3,326                71,243
VERIZON COMMUNICATIONS
    INCORPORATED                                      41,558             1,288,298
VODAFONE GROUP PLC ADR                                52,077               832,711
                                                                     -------------
                                                                     $   9,013,312

DOMESTIC DEPOSITORY INSTITUTIONS
PERCENT OF NET ASSETS                                                        6.61%
ABC BANCORP                                            3,943         $      53,349
AMERICANWEST BANCORP+                                  2,748                36,603
AMSOUTH BANCORPORATION                                 5,590               125,607
ASSOCIATED BANC-CORP                                   2,042                71,082
BANK OF AMERICA CORPORATION                           22,220             1,557,178
BANK OF NEW YORK COMPANY
    INCORPORATED                                       8,770               308,266
BANK ONE CORPORATION                                  16,766               686,568
BB&T CORPORATION                                       6,606               251,358
BOSTONFED BANCORP INCORPORATED                         2,120                58,512
BRYN MAWR BANK CORPORATION                             1,370                53,499
CAPITOL BANCORP LIMITED                                2,181                46,259
CASCADE BANCORP                                        5,374                82,276
CAVALRY BANCORP INCORPORATED                           2,333                30,142
CB BANCSHARES INCORPORATED                             1,073                42,662
CHARTER ONE FINANCIAL
    INCORPORATED                                       3,228               108,784
CITIGROUP INCORPORATED                                78,604             2,574,281
CITY NATIONAL CORPORATION                              1,393                75,111
COBIZ INCORPORATED                                     2,084                32,302
COLUMBIA BANCORP                                       2,931                58,913
COMERICA INCORPORATED                                  2,106               123,201
COMMERCE BANCSHARES
    INCORPORATED                                       1,787                76,752
COMMERCIAL FEDERAL
    CORPORATION                                        2,600                66,300
COMPASS BANCSHARES
    INCORPORATED                                       2,403                80,717
CONNECTICUT BANCSHARES
    INCORPORATED                                       2,568                92,191
FIFTH THIRD BANCORP                                    8,167               548,659
FIRST FEDERAL BANCSHARES OF
    ARKANSAS                                           1,719                43,061
FIRST M&F CORPORATION                                  1,219                30,231
FIRST OAK BROOK BANCSHARES
    INCORPORATED                                       2,270                73,208
FIRST PLACE FINANCIAL CORPORATION                      3,623                63,403
FIRST SECURITYFED FINANCIAL
    INCORPORATED                                       3,971                85,178

SECURITY NAME                                         SHARES             VALUE
COMMON STOCK (CONTINUED)
FIRST SOUTH BANCORP INCORPORATED                       1,605         $      56,031
FIRST TENNESSEE NATIONAL
    CORPORATION                                        2,273                87,056
FIRST VIRGINIA BANKS INCORPORATED                      2,526                99,171
FIRSTMERIT CORPORATION                                 2,502                62,375
FLEETBOSTON FINANCIAL CORPORATION                     13,605               328,289
FULTON FINANCIAL CORPORATION                           3,477                65,020
GA FINANCIAL INCORPORATED                              1,320                25,476
GERMAN AMERICAN BANCORP                                1,918                33,853
GOLDEN STATE BANCORP INCORPORATED                      1,900                65,550
GOLDEN WEST FINANCIAL CORPORATION                      2,052               139,515
GRANITE STATE BANCSHARES
    INCORPORATED                                       1,765                61,863
GREENPOINT FINANCIAL CORPORATION                       2,267               115,617
HERITAGE COMMERCE CORPORATION+                           642                 5,585
HERITAGE FINANCIAL CORPORATION                         2,880                46,714
HIBERNIA CORPORATION CLASS A                           3,532                73,889
HORIZON FINANCIAL CORPORATION                         28,818               368,870
HUNTINGTON BANCSHARES
    INCORPORATED                                       3,944                79,629
INTERCHANGE FINANCIAL SERVICES
    CORPORATION                                        2,815                50,529
ITLA CAPITAL CORPORATION+                              1,772                52,398
J P MORGAN CHASE & COMPANY                            28,048               740,467
KEYCORP                                                3,998               107,266
M & T BANK CORPORATION                                 1,201               103,046
MARSHALL & ILSLEY CORPORATION                          2,974                91,004
MASSBANK CORPORATION                                   2,024                63,554
MELLON FINANCIAL CORPORATION                           4,902               135,540
MERCANTILE BANKSHARES CORPORATION                      1,906                77,517
MERCHANTS BANCSHARES INCORPORATED                      2,219                53,256
NATIONAL CITY CORPORATION                              7,270               226,606
NATIONAL COMMERCE FINANCIAL
    CORPORATION                                        3,668               101,530
NORTH FORK BANCORPORATION
    INCORPORATED                                       3,102               130,191
NORTHERN TRUST CORPORATION                             2,851               121,852
OAK HILL FINANCIAL INCORPORATED                        1,019                22,673
OHIO VALLEY BANC CORPORATION                           1,265                29,728
PEOPLES BANCORP INCORPORATED                           2,538                69,846
PNC FINANCIAL SERVICES GROUP
    INCORPORATED                                       2,733               125,964
PROSPERITY BANCSHARES INCORPORATED                     5,510               105,021
REGIONS FINANCIAL CORPORATION                          2,928               104,588
SOUTHTRUST CORPORATION                                 4,887               128,235
SOVEREIGN BANCORP INCORPORATED                         8,056               123,418
STATE BANCORP INCORPORATED                             2,395                42,703
STATE STREET CORPORATION                               4,281               185,453
SUMMIT BANCSHARES INCORPORATED                         1,968                42,312
SUN BANCORP INCORPORATED                               1,569                34,534
SUNTRUST BANKS INCORPORATED                            3,631               245,129
SYNOVUS FINANCIAL CORPORATION                          4,360               105,381
TCF FINANCIAL CORPORATION                              1,427                69,352
TRUSTMARK CORPORATION                                  3,894                96,688
UNION PLANTERS CORPORATION                             2,485                77,184
US BANCORP                                            27,077               581,885
VALLEY NATIONAL BANCORP                                4,748               135,271
VIB CORPORATION+                                       4,879                72,990
VISTA BANCORP INCORPORATED++                           2,392         $      62,907
WACHOVIA CORPORATION                                  19,197               707,409
WASHINGTON MUTUAL INCORPORATED                        14,474               547,262
WELLS FARGO & COMPANY#                                24,531             1,280,273
WILMINGTON TRUST CORPORATION                           1,640                51,102
YARDVILLE NATIONAL BANCORP                             1,968                38,927
ZIONS BANCORPORATION                                   1,417                77,397
                                                                     -------------
                                                                     $  16,468,544

EATING & DRINKING PLACES
PERCENT OF NET ASSETS                                                        0.42%
BRINKER INTERNATIONAL INCORPORATED+                    3,560         $      98,683
DARDEN RESTAURANTS INCORPORATED                        4,453               114,130
MCDONALD'S CORPORATION                                17,821               423,427
OUTBACK STEAKHOUSE INCORPORATED+                       2,081                61,098
VIAD CORPORATION                                       3,075                68,050
WENDY'S INTERNATIONAL INCORPORATED                     3,322               118,629
YUM! BRANDS INCORPORATED+                              5,530               167,725
                                                                     -------------
                                                                     $   1,051,742

EDUCATIONAL SERVICES
PERCENT OF NET ASSETS                                                        0.07%
APOLLO GROUP INCORPORATED
    CLASS A+                                           4,100         $     171,503
                                                                     -------------

ELECTRIC, GAS & SANITARY SERVICES
PERCENT OF NET ASSETS                                                        2.86%
AES CORPORATION+                                       8,372         $      25,283
ALLEGHENY ENERGY INCORPORATED                          2,300                47,495
ALLIED WASTE INDUSTRIES
    INCORPORATED+                                      3,745                32,619
AMEREN CORPORATION                                     3,094               136,291
AMERICAN ELECTRIC POWER
    COMPANY INCORPORATED                               4,668               159,179
AMERICAN WATER WORKS
    COMPANY INCORPORATED                               2,004                89,118
BG GROUP PLC ADR                                       9,400               204,826
CALPINE CORPORATION+                                   6,512                31,779
CINERGY CORPORATION                                    2,631                90,506
CITIZENS COMMUNICATIONS COMPANY+                       6,239                45,669
CLP HOLDINGS LIMITED ADR                              58,626               236,005
CMS ENERGY CORPORATION                                 2,875                30,360
CONNECTICUT WATER SERVICE
    INCORPORATED                                       2,634                68,721
CONSOLIDATED EDISON INCORPORATED                       3,200               130,208
CONSTELLATION ENERGY GROUP
    INCORPORATED                                       2,896                81,117
DOMINION RESOURCES INCORPORATED                        3,410               213,841
DTE ENERGY COMPANY                                     2,870               123,152
DUKE ENERGY CORPORATION                               11,631               312,060
DYNEGY INCORPORATED CLASS A                            5,241                10,901
E.ON AG ADR                                            5,244               266,972
EDISON INTERNATIONAL+                                  6,152                73,701
EL PASO CORPORATION                                    8,810               148,977
ENDESA SA ADR                                         15,796               186,393
ENERGYSOUTH INCORPORATED                               1,872                52,285
ENTERGY CORPORATION                                    3,893               164,246
EXELON CORPORATION                                     4,979               233,117
FIRSTENERGY CORPORATION                                5,054               166,782
FPL GROUP INCORPORATED                                 2,378               135,736

SECURITY NAME                                         SHARES             VALUE
COMMON STOCK (CONTINUED)
HONG KONG & CHINA GAS
    COMPANY LIMITED ADR                              191,181         $     281,743
HONG KONG ELECTRIC HOLDINGS
    LIMITED ADR                                       65,000               253,331
INTERNATIONAL POWER PLC ADR+                           6,670               135,068
KEYSPAN CORPORATION                                    2,400                84,096
KINDER MORGAN INCORPORATED                             2,156                88,806
MIDDLESEX WATER COMPANY                                3,297                77,150
MIRANT CORPORATION+                                    6,221                23,515
NATIONAL GRID GROUP PLC ADR                            6,207               218,486
NISOURCE INCORPORATED                                  3,458                68,780
NSTAR                                                  2,300                97,980
PG&E CORPORATION+                                      6,592                74,819
PINNACLE WEST CAPITAL CORPORATION                      1,491                49,814
PPL CORPORATION                                        3,140               114,139
PROGRESS ENERGY INCORPORATED                           3,849               179,055
PUBLIC SERVICE ENTERPRISE GROUP
    INCORPORATED                                       2,841               100,003
RELIANT ENERGY INCORPORATED                            5,406                64,061
RWE AG ADR                                             5,109               187,131
SCOTTISH POWER PLC ADR                                 8,251               187,875
SEMPRA ENERGY                                          2,718                65,259
SOUTHERN COMPANY                                      10,284               297,825
SUEZ SA ADR                                            7,952               183,294
TXU CORPORATION                                        3,574               172,839
UNITED UTILITIES PLC ADR                              12,963               257,316
UNITIL CORPORATION                                     1,975                53,128
WASTE MANAGEMENT INCORPORATED                          8,529               216,892
WILLIAMS COMPANIES INCORPORATED                        8,951                28,822
XCEL ENERGY INCORPORATED                               6,196                59,853
                                                                     -------------
                                                                     $   7,118,419

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT
PERCENT OF NET ASSETS                                                        5.17%
ADC TELECOMMUNICATIONS
    INCORPORATED+                                     11,174         $      14,303
ADVANCED FIBRE COMMUNICATIONS
    INCORPORATED+                                      2,232                39,372
ADVANCED MICRO DEVICES
    INCORPORATED+                                      5,304                46,940
AGERE SYSTEMS INCORPORATED
    CLASS A+                                             577                   917
AGERE SYSTEMS INCORPORATED
    CLASS B+                                          14,172                21,825
ALCATEL SA ADR                                        24,737               124,427
ALTERA CORPORATION+                                    6,052                64,817
AMERICAN POWER CONVERSION
    CORPORATION+                                       4,575                57,233
ANALOG DEVICES INCORPORATED+                           5,880               141,708
ANDREW CORPORATION+                                    2,475                24,725
APPLIED MICRO CIRCUITS
    CORPORATION+                                       6,682                25,726
ASML HOLDING NV NY SHARES+                             5,608                57,426
ATMEL CORPORATION+                                     5,759                13,303
BROADCOM CORPORATION CLASS A+                          5,151                84,940
CANON INCORPORATED ADR                                 9,478               324,527
CHARTERED SEMICONDUCTOR
    MANUFACTURING LIMITED ADR+                         4,061         $      48,123
CIENA CORPORATION+                                     5,588                22,682
COMVERSE TECHNOLOGY
    INCORPORATED+                                      2,752                22,511
CONEXANT SYSTEMS INCORPORATED+                         6,133                 9,077
COOPER INDUSTRIES LIMITED CLASS A                      1,684                55,100
CREE INCORPORATED+                                     2,216                30,492
CYPRESS SEMICONDUCTOR
    CORPORATION+                                       2,669                28,105
DIGITAL LIGHTWAVE INCORPORATED+                        1,206                 1,628
ECHOSTAR COMMUNICATIONS
    CORPORATION CLASS A+                               4,584                81,595
EMERSON ELECTRIC COMPANY                               6,210               302,924
EVERCEL INCORPORATED+                                     42                    76
GEMSTAR-TV GUIDE INTERNATIONAL
    INCORPORATED+                                      4,455                18,355
GENERAL ELECTRIC COMPANY                             139,300             4,199,895
HARRIS CORPORATION                                     1,409                45,018
INFINEON TECHNOLOGIES AG ADR+                          5,049                57,256
INTEGRATED DEVICE TECHNOLOGY
    INCORPORATED+                                      2,512                33,234
INTEL CORPORATION                                     94,337             1,572,598
INTERNATIONAL RECTIFIER CORPORATION+                   1,455                31,661
JDS UNIPHASE CORPORATION+                             21,032                56,576
KONINKLIJKE (ROYAL) PHILIPS
    ELECTRONICS NV NY SHARES                          13,640               275,528
LATTICE SEMICONDUCTOR CORPORATION+                     2,406                15,350
LINEAR TECHNOLOGY CORPORATION                          5,385               141,195
LSI LOGIC CORPORATION+                                 5,234                38,365
LUCENT TECHNOLOGIES INCORPORATED+                     53,568                92,673
MATSUSHITA ELECTRIC INDUSTRIAL
    COMPANY LIMITED ADR                               22,193               271,864
MAXIM INTEGRATED PRODUCTS
    INCORPORATED+                                      5,567               175,973
MAYTAG CORPORATION                                     3,080               100,531
MCDATA CORPORATION CLASS A+                            2,172                20,786
MICRON TECHNOLOGY INCORPORATED+                        9,757               168,308
MINEBEA COMPANY LIMITED ADR                           18,000               207,076
MOLEX INCORPORATED                                     3,532               104,900
MOTOROLA INCORPORATED                                 35,011               420,132
MRV COMMUNICATIONS INCORPORATED+                       1,070                 1,113
MYKROLIS CORPORATION+                                  3,553                25,795
NATIONAL SEMICONDUCTOR
    CORPORATION+                                       3,100                49,569
NETWORK APPLIANCE INCORPORATED+                        6,484                61,857
NEXT LEVEL COMMUNICATIONS
    INCORPORATED+                                      1,323                 1,257
NIDEC CORPORATION ADR                                  1,500                83,250
NOKIA OYJ ADR                                         33,080               439,633
NORTEL NETWORKS CORPORATION+                          49,229                51,690
NOVELLUS SYSTEMS INCORPORATED+                         3,041                74,383
NVIDIA CORPORATION+                                    3,030                30,755
OMRON CORPORATION ADR                                  1,014               144,533
OPENWAVE SYSTEMS INCORPORATED+                         2,630                 2,630
PIONEER CORPORATION ADR                               10,721               188,368
PLEXUS CORPORATION+                                    1,711                25,015
PMC-SIERRA INCORPORATED+                               4,000                28,040
POLYCOM INCORPORATED+                                  2,519                24,711

SECURITY NAME                                         SHARES             VALUE
COMMON STOCK (CONTINUED)
POWER-ONE INCORPORATED+                                3,570         $      15,101
POWERWAVE TECHNOLOGIES
    INCORPORATED+                                      2,956                18,327
QLOGIC CORPORATION+                                    2,010                67,436
QUALCOMM INCORPORATED+                                11,757               325,786
RAMBUS INCORPORATED+                                   1,643                 8,954
RF MICRO DEVICES INCORPORATED+                         2,829                18,926
SANMINA-SCI CORPORATION+                               9,166                32,448
SCIENTIFIC-ATLANTA INCORPORATED                        3,133                46,180
SKYWORKS SOLUTIONS INCORPORATED+                       2,152                 9,038
SONUS NETWORKS INCORPORATED+                           4,970                 3,827
SONY CORPORATION ADR                                   6,523               283,816
STMICROELECTRONICS NV NY SHARES                        6,506               131,031
TDK CORPORATION ADR                                    2,503               116,390
TELFONAKTIEBOLAGET LM ERICSSON
    ADR+                                              80,905                59,061
TELLABS INCORPORATED+                                  5,940                33,561
TEXAS INSTRUMENTS INCORPORATED                        24,867               489,880
TRANSWITCH CORPORATION+                                1,869                 1,234
TRIQUINT SEMICONDUCTOR
    INCORPORATED+                                      2,220                11,766
VARIAN SEMICONDUCTOR EQUIPMENT
    ASSOCIATES INCORPORATED+                           1,173                24,539
VISHAY INTERTECHNOLOGY
    INCORPORATED+                                      2,458                35,199
VITESSE SEMICONDUCTOR
    CORPORATION+                                       3,686                 4,902
WHIRLPOOL CORPORATION                                  1,941               107,357
XILINX INCORPORATED+                                   5,301               102,415
                                                                     -------------
                                                                     $  12,871,549

ENGINEERING, ACCOUNTING, RESEARCH,
MANAGEMENT & RELATED SERVICES
PERCENT OF NET ASSETS                                                        0.41%
APPLERA CORPORATION-CELERA
    GENOMICS GROUP+                                    2,565         $      24,239
CELGENE CORPORATION+                                   3,113                54,104
CURAGEN CORPORATION+                                   1,611                 9,360
DUN & BRADSTREET CORPORATION+                          2,219                78,309
FLUOR CORPORATION                                      1,991                55,071
GENE LOGIC INCORPORATED+                               2,268                18,167
HALLIBURTON COMPANY                                    6,729               102,281
INCYTE GENOMICS INCORPORATED+                          2,519                15,416
LANDAUER INCORPORATED                                  1,126                36,831
MILLENNIUM PHARMACEUTICALS
    INCORPORATED+                                      4,829                59,204
MONSANTO COMPANY                                       5,831               107,115
MOODY'S CORPORATION                                    2,797               135,151
PAYCHEX INCORPORATED                                   6,026               141,008
QUEST DIAGNOSTICS INCORPORATED+                        1,466                82,169
QUINTILES TRANSNATIONAL
    CORPORATION+                                       2,918                29,268
SERVICEMASTER LIMITED PARTNERSHIP                      6,986                77,684
UNITEDGLOBALCOM INCORPORATED
    CLASS A+                                           1,169                 2,034
VIROLOGIC INCORPORATED+                                1,242                 1,354
                                                                     -------------
                                                                     $   1,028,765
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT
PERCENT OF NET ASSETS                                                        0.54%
CORUS GROUP PLC ADR+                                  10,061         $      87,933
CRANE COMPANY                                          2,165                49,470
FORTUNE BRANDS INCORPORATED                            2,178               114,280
ILLINOIS TOOL WORKS INCORPORATED                       4,864               333,281
KAWASAKI STEEL CORPORATION ADR+                       11,429               133,988
LOCKHEED MARTIN CORPORATION                            6,657               421,521
MASCO CORPORATION                                      8,075               195,092
                                                                     -------------
                                                                     $   1,335,565

FOOD & KINDRED PRODUCTS
PERCENT OF NET ASSETS                                                        3.17%
ADOLPH COORS COMPANY                                     786         $      47,199
ANHEUSER-BUSCH COMPANIES
    INCORPORATED                                      10,715               569,609
ARCHER-DANIELS-MIDLAND COMPANY                        11,356               138,430
CADBURY SCHWEPPES PLC ADR                             14,282               419,320
CAMPBELL SOUP COMPANY                                  5,964               138,067
COCA-COLA COMPANY                                     34,047             1,736,397
COCA-COLA ENTERPRISES INCORPORATED                     7,404               149,635
COMPASS GROUP PLC ADR                                 28,800               146,350
CONAGRA FOODS INCORPORATED                             7,895               207,560
DIAGEO PLC ADR                                        10,460               505,323
FLOWERS FOODS INCORPORATED+                            2,399                55,177
GENERAL MILLS INCORPORATED                             5,114               215,248
HEINZ (H J) COMPANY                                    4,612               174,195
HERCULES INCORPORATED+                                 3,300                34,650
HERSHEY FOODS CORPORATION                              1,842               139,532
HORMEL FOODS CORPORATION                               2,576                58,810
J M SMUCKER COMPANY                                    1,769                64,303
KELLOGG COMPANY                                        6,594               212,063
KIRIN BREWERY COMPANY LIMITED
    ADR+                                               5,295               341,528
KRAFT FOODS INCORPORATED                               3,200               127,264
LVMH MOET HENNESSY LOUIS
    VUITTON ADR                                       27,791               234,834
MCCORMICK & COMPANY
    INCORPORATED                                       4,506               104,314
NESTLE SA ADR                                         11,834               634,834
PEPSIAMERICAS INCORPORATED                             3,040                43,533
PEPSICO INCORPORATED                                  23,377               924,560
SARA LEE CORPORATION                                  11,964               220,616
TYSON FOODS INCORPORATED CLASS A                       4,204                52,214
WM WRIGLEY JR COMPANY                                  3,756               191,218
                                                                     -------------
                                                                     $   7,886,783

FOOD STORES
PERCENT OF NET ASSETS                                                        0.55%
ALBERTSON'S INCORPORATED                               7,754         $     199,433
COLES MYER LIMITED ADR                                 7,566               191,193
ITO-YOKADO COMPANY LIMITED ADR                         5,181               224,026
KONINKLIJKE AHOLD NV ADR                              17,230               292,910
KROGER COMPANY+                                       12,075               218,316
STARBUCKS CORPORATION+                                 6,623               133,122
WHOLE FOODS MARKET INCORPORATED+                       1,523                68,017
WINN-DIXIE STORES INCORPORATED                         3,069                49,564
                                                                     -------------
                                                                     $   1,376,581

SECURITY NAME                                         SHARES             VALUE
COMMON STOCK (CONTINUED)

FOREIGN DEPOSITORY INSTITUTIONS
PERCENT OF NET ASSETS                                                        2.43%
ABN AMRO HOLDING NV ADR                               24,805         $     402,833
ALLIED IRISH BANKS PLC ADR                            13,109               339,916
BANCO BILBAO VIZCAYA ARGENTARIA
    SA ADR                                            30,389               297,204
BANCO COMERCIAL PORTUGUES
    SA ADR                                            10,780               148,872
BANCO SANTANDER CENTRAL HISPANO
    SA ADR                                            76,566               506,867
BARCLAYS PLC ADR                                      17,015               491,734
BAYERISCHE HYPO-UND VEREINSBANK
    AG ADR                                             4,770               102,910
BNP PARIBAS SA ADR                                    11,154               260,112
DEUTSCHE BANK AG                                       4,591               282,806
HBOS PLC ADR                                          10,700               359,508
HSBC HOLDINGS PLC ADR                                 11,949               683,005
LLOYDS TSB GROUP PLC ADR                               8,986               320,351
NATIONAL AUSTRALIA BANK LIMITED
    ADR                                                5,372               514,315
NATIONAL BANK OF GREECE SA ADR                        36,358               136,706
SANPAOLO IMI SPA ADR                                  20,982               352,707
SOCIETE GENERALE ADR                                  14,007               166,070
SUMITOMO MITSUI BANKING
    CORPORATION ADR                                   38,000               195,183
WESTPAC BANKING CORPORATION
    LIMITED ADR                                       11,994               497,751
                                                                     -------------
                                                                     $   6,058,850

FORESTRY
PERCENT OF NET ASSETS                                                        0.08%
WEYERHAEUSER COMPANY                                   3,642         $     198,525
                                                                     -------------

FURNITURE & FIXTURES
PERCENT OF NET ASSETS                                                        0.32%
ETHAN ALLEN INTERIORS INCORPORATED                     2,021         $      68,674
HERMAN MILLER INCORPORATED                             3,016                46,718
HON INDUSTRIES INCORPORATED                            3,830               105,210
JOHNSON CONTROLS INCORPORATED                          1,952               168,438
LEAR CORPORATION+                                      1,586                73,908
LEGGETT & PLATT INCORPORATED                           4,358               100,888
NEWELL RUBBERMAID INCORPORATED                         4,469               154,627
ROCKWELL COLLINS INCORPORATED                          4,076                86,615
                                                                     -------------
                                                                     $     805,078

GENERAL MERCHANDISE STORES
PERCENT OF NET ASSETS                                                        2.05%
BJ'S WHOLESALE CLUB INCORPORATED+                      1,758         $      43,159
DOLLAR GENERAL CORPORATION                             5,634                84,397
FAMILY DOLLAR STORES INCORPORATED                      3,801               108,519
FEDERATED DEPARTMENT STORES
    INCORPORATED+                                      4,007               143,851
J C PENNEY COMPANY INCORPORATED                        4,250                73,780
MAY DEPARTMENT STORES COMPANY                          5,058               148,351
MITSUKOSHI LIMITED ADR                                 4,174               124,623
SAKS INCORPORATED+                                     4,266                45,305
SEARS ROEBUCK & COMPANY                                5,116               232,829
TARGET CORPORATION                                    13,578               464,368
TESCO PLC ADR                                         21,092         $     207,020
TJX COMPANIES INCORPORATED                             8,998               177,980
WAL-MART STORES INCORPORATED                          60,798             3,251,477
                                                                     -------------
                                                                     $   5,105,659

HEALTH SERVICES
PERCENT OF NET ASSETS                                                        0.57%
AMERICAN RETIREMENT CORPORATION+                       1,584         $       2,930
CAREMARK RX INCORPORATED+                              4,043                65,497
CORVEL CORPORATION+                                    1,598                46,342
CYBERCARE INCORPORATED+                                1,199                   120
ENZON INCORPORATED+                                    1,916                42,152
EXPRESS SCRIPTS INCORPORATED+                          1,800                86,400
FIRST HEALTH GROUP CORPORATION+                        3,532                93,633
HCA INCORPORATED                                       7,942               369,700
HEALTH MANAGEMENT ASSOCIATES
    INCORPORATED CLASS A+                              5,374               103,450
HEALTHSOUTH CORPORATION+                               7,587                40,894
HUMAN GENOME SCIENCES
    INCORPORATED+                                      3,370                50,752
IMMUNOMEDICS INCORPORATED+                             1,713                 9,850
LCA-VISION INCORPORATED+                               9,779                 7,139
MANOR CARE INCORPORATED+                               2,757                64,624
TENET HEALTHCARE CORPORATION+                          7,749               365,520
UNIVERSAL HEALTH SERVICES
    INCORPORATED CLASS B+                              1,517                69,357
                                                                     -------------
                                                                     $   1,418,360

HOLDING & OTHER INVESTMENT OFFICES
PERCENT OF NET ASSETS                                                        0.15%
ISTAR FINANCIAL INCORPORATED                           4,400         $     128,480
MITSUBISHI TOKYO FINANCIAL
    GROUP ADR                                         35,000               239,050
                                                                     -------------
                                                                     $     367,530

HOME FURNITURE, FURNISHINGS &
EQUIPMENT STORES
PERCENT OF NET ASSETS                                                        0.19%
BED BATH & BEYOND INCORPORATED+                        5,140         $     164,788
BEST BUY COMPANY INCORPORATED+                         5,299               112,339
CIRCUIT CITY STORES-CIRCUIT CITY
    GROUP                                              4,260                59,384
PIER 1 IMPORTS INCORPORATED                            2,553                45,699
RADIOSHACK CORPORATION+                                3,760                81,930
                                                                     -------------
                                                                     $     464,140

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES
PERCENT OF NET ASSETS                                                        0.23%
ACCOR SA ADR                                          11,098         $     193,180
HILTON HOTELS CORPORATION                              7,116                81,905
MANDALAY RESORT GROUP+                                 1,925                57,943
MARRIOTT INTERNATIONAL
    INCORPORATED CLASS A                               4,852               158,806
STARWOOD HOTELS & RESORTS
    WORLDWIDE INCORPORATED                             3,545                91,390
                                                                     -------------
                                                                     $     583,224

SECURITY NAME                                         SHARES             VALUE
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT
PERCENT OF NET ASSETS                                                        4.05%
3M COMPANY                                             5,163         $     645,117
AGCO CORPORATION+                                      3,292                62,943
AMERICAN STANDARD COMPANIES
    INCORPORATED+                                      1,525               109,236
APPLE COMPUTER INCORPORATED+                           6,226                91,834
APPLIED MATERIALS INCORPORATED+                       23,980               320,373
BAKER HUGHES INCORPORATED                              4,124               113,410
BLACK & DECKER CORPORATION                             1,908                85,612
CATERPILLAR INCORPORATED                               5,318               232,078
CDW COMPUTER CENTERS
    INCORPORATED+                                      1,611                69,144
CISCO SYSTEMS INCORPORATED+                          104,926             1,450,077
COOPER CAMERON CORPORATION+                              833                37,352
DEERE & COMPANY                                        3,632               166,781
DELL COMPUTER CORPORATION+                            36,709               977,194
DIEBOLD INCORPORATED                                   2,097                75,576
DOVER CORPORATION                                      3,055                87,770
EATON CORPORATION                                      1,634               115,589
EMC CORPORATION+                                      32,435               219,261
EMULEX CORPORATION+                                    2,016                34,030
ENPRO INDUSTRIES INCORPORATED+                           997                 3,928
FMC CORPORATION+                                         810                22,931
FMC TECHNOLOGIES INCORPORATED+                         2,605                47,828
GATEWAY INCORPORATED+                                  5,966                20,881
GRANT PRIDECO INCORPORATED+                            4,393                43,095
HARDINGE INCORPORATED                                  2,626                22,321
HEWLETT-PACKARD COMPANY                               45,370               609,319
HITACHI LIMITED ADR                                    4,304               229,877
IBM CORPORATION                                       23,680             1,784,998
INGERSOLL-RAND COMPANY CLASS A                         2,795               104,952
INTERNATIONAL GAME TECHNOLOGY+                         1,939               125,415
JABIL CIRCUIT INCORPORATED+                            3,844                71,921
JUNIPER NETWORKS INCORPORATED+                         5,443                39,571
KADANT INCORPORATED+                                   1,957                29,825
KOMATSU LIMITED ADR                                   10,412               141,561
LAM RESEARCH CORPORATION+                              2,826                32,866
LEXMARK INTERNATIONAL
    INCORPORATED+                                      2,294               108,277
MAKITA CORPORATION ADR                                26,351               156,261
NEC CORPORATION ADR                                   32,770               180,563
PALL CORPORATION                                       2,639                44,599
PALM INCORPORATED+                                    10,531                 8,004
PARKER-HANNIFIN CORPORATION                            2,265                91,868
PITNEY BOWES INCORPORATED                              3,801               137,786
QUANTUM CORPORATION+                                   3,606                10,638
RIVERSTONE NETWORKS INCORPORATED+                      1,559                 1,403
SANDISK CORPORATION+                                   1,909                30,945
SIEMENS AG ADR                                         6,641               311,396
SMITH INTERNATIONAL INCORPORATED+                      1,656                53,737
SOLECTRON CORPORATION+                                12,025                44,733
STANLEY WORKS                                          1,885                65,749
STORAGE TECHNOLOGY CORPORATION+                        2,800                38,220
SYMBOL TECHNOLOGIES INCORPORATED                       4,775                43,548
UNITED TECHNOLOGIES CORPORATION                        7,319               434,675
VA SOFTWARE CORPORATION+                                 385         $         447
VIVENDI UNIVERSAL SA ADR                               8,308               107,672
                                                                     -------------
                                                                     $  10,095,187

INSURANCE AGENTS, BROKERS & SERVICE
PERCENT OF NET ASSETS                                                        0.22%
AON CORPORATION                                        4,049         $      80,008
HUMANA INCORPORATED+                                   5,240                69,692
MARSH & MCLENNAN COMPANIES
    INCORPORATED                                       7,936               386,086
                                                                     -------------
                                                                     $     535,786

INSURANCE CARRIERS
PERCENT OF NET ASSETS                                                        3.63%
ACE LIMITED                                            3,700         $     117,697
AEGON NV ADR                                          14,442               209,553
AETNA INCORPORATED                                     2,982               127,063
AFLAC INCORPORATED                                     7,444               227,861
ALLIANZ AG ADR                                        11,530               146,662
ALLMERICA FINANCIAL CORPORATION                        1,357                30,193
ALLSTATE CORPORATION                                  10,840               403,465
AMBAC FINANCIAL GROUP
    INCORPORATED                                       1,832               105,358
AMERICAN INTERNATIONAL GROUP
    INCORPORATED                                      40,051             2,515,203
AMERICAN NATIONAL INSURANCE
    COMPANY                                              711                54,214
AXA ADR                                               20,039               274,534
CERES GROUP INCORPORATED+                              2,184                 5,023
CHUBB CORPORATION                                      2,543               157,386
CIGNA CORPORATION                                      2,542               216,375
CINCINNATI FINANCIAL CORPORATION                       3,481               138,300
CNA FINANCIAL CORPORATION+                             1,036                28,397
HARTFORD FINANCIAL SERVICES GROUP                      4,120               206,082
HEALTH NET INCORPORATED+                               3,485                81,131
ING GROUP NV ADR                                      12,588               276,055
JEFFERSON-PILOT CORPORATION                            3,040               128,045
JOHN HANCOCK FINANCIAL SERVICES
    INCORPORATED                                       4,584               139,124
LINCOLN NATIONAL CORPORATION                           2,618                96,997
LOEWS CORPORATION                                      2,244               117,832
MBIA INCORPORATED                                      2,607               119,818
METLIFE INCORPORATED                                  10,234               275,499
MGIC INVESTMENT CORPORATION                            1,925               115,904
MILLEA HOLDINGS INCORPORATED ADR                       8,420               342,694
OLD REPUBLIC INTERNATIONAL
    CORPORATION                                        2,692                86,413
OXFORD HEALTH PLANS INCORPORATED+                      2,197                89,088
PMI GROUP INCORPORATED                                 2,136                72,410
PROGRESSIVE CORPORATION                                3,696               198,660
PROTECTIVE LIFE CORPORATION                            2,363                77,625
RADIAN GROUP INCORPORATED                              1,941                84,356
SAFECO CORPORATION                                     3,167               104,859
ST PAUL COMPANIES INCORPORATED                         2,769                84,233
STEWART INFORMATION SERVICES
    CORPORATION+                                       2,523                45,162
SWISS REINSURANCE ADR                                  3,134               221,379
TORCHMARK CORPORATION                                  2,556                95,467
TRAVELERS PROPERTY CASUALTY
    CORPORATION CLASS A+                               3,396                53,385

SECURITY NAME                                         SHARES             VALUE
COMMON STOCK (CONTINUED)
TRAVELERS PROPERTY CASUALTY
    CORPORATION CLASS B+                               6,977         $     113,661
UNITEDHEALTH GROUP INCORPORATED                        4,613               407,559
UNITRIN INCORPORATED                                   2,514                79,694
UNUMPROVIDENT CORPORATION                              4,073                94,331
WELLPOINT HEALTH NETWORKS
    INCORPORATED+                                      2,888               214,781
XL CAPITAL LIMITED CLASS A                             2,300               169,303
ZURICH FINANCIAL SERVICES
    AG ADR                                            10,101                99,960
                                                                     -------------
                                                                     $   9,048,791

LUMBER & WOOD PRODUCTS, EXCEPT
FURNITURE
PERCENT OF NET ASSETS                                                        0.03%
GEORGIA-PACIFIC CORPORATION                            3,748         $      78,895
                                                                     -------------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL
GOODS PERCENT OF NET ASSETS 1.91%
ADVANCED MEDICAL OPTICS
    INCORPORATED+                                      2,047         $      18,136
ADVANTEST CORPORATION ADR                              7,386                90,109
AGILENT TECHNOLOGIES INCORPORATED+                     7,468               100,295
ALLERGAN INCORPORATED                                  2,115               124,193
APPLERA CORPORATION-APPLIED
    BIOSYSTEMS GROUP                                   4,727                93,642
BADGER METER INCORPORATED                              1,485                49,376
BAUSCH & LOMB INCORPORATED                             1,640                51,644
BAXTER INTERNATIONAL INCORPORATED                      8,356               303,239
BECKMAN COULTER INCORPORATED                           1,873                74,901
BECTON DICKINSON & COMPANY                             4,300               131,279
BIOMET INCORPORATED                                    4,711               126,537
BOSTON SCIENTIFIC CORPORATION+                         6,474               188,717
C R BARD INCORPORATED                                  1,379                75,486
DANAHER CORPORATION                                    2,680               161,202
DENTSPLY INTERNATIONAL INCORPORATED                    2,162                85,767
EASTMAN KODAK COMPANY                                  4,792               146,348
ENDOCARDIAL SOLUTIONS INCORPORATED+                    2,128                 6,044
FUJI PHOTO FILM COMPANY
    LIMITED ADR                                        7,160               223,177
GENERAL MOTORS CORPORATION
    CLASS H+                                          12,258               126,135
GUIDANT CORPORATION+                                   4,886               179,805
HEALTHTRONICS SURGICAL SERVICES
    INCORPORATED+                                      1,342                17,647
KLA-TENCOR CORPORATION+                                3,319               109,096
MEDTRONIC INCORPORATED                                17,241               709,984
MICROCHIP TECHNOLOGY
    INCORPORATED+                                      4,046                85,168
MILLIPORE CORPORATION                                  1,565                55,229
NEWPORT CORPORATION+                                   2,058                32,022
OLYMPUS OPTICAL COMPANY
    LIMITED ADR                                        9,391               133,936
PERKINELMER INCORPORATED                               2,809                16,011
RAYTHEON COMPANY                                       5,855               204,925
RICOH COMPANY LIMITED ADR                              2,894               258,731
ROCKWELL AUTOMATION INCORPORATED                       4,176                76,922
ST JUDE MEDICAL INCORPORATED+                          2,764         $     102,848
STRYKER CORPORATION                                    3,261               183,823
TEKTRONIX INCORPORATED+                                2,129                36,959
TERADYNE INCORPORATED+                                 2,912                36,837
THERMO ELECTRON CORPORATION+                           3,269                58,123
VIASYS HEALTHCARE INCORPORATED+                        1,833                29,786
WATERS CORPORATION+                                    2,376                59,352
XEROX CORPORATION+                                    11,266                78,975
ZIMMER HOLDINGS INCORPORATED+                          3,422               126,272
                                                                     -------------
                                                                     $   4,768,678

METAL MINING
PERCENT OF NET ASSETS                                                        0.53%
BARRICK GOLD CORPORATION                               4,700         $      75,529
INCO LIMITED+                                          4,357                78,382
NEWMONT MINING CORPORATION                             5,689               162,080
PHELPS DODGE CORPORATION+                              1,658                53,570
PLACER DOME INCORPORATED                               8,084                80,597
RIO TINTO PLC ADR                                      4,325               307,940
SONS OF GWALIA LIMITED ADR                            42,624               552,944
                                                                     -------------
                                                                     $   1,311,042

MINING & QUARRYING OF NONMETALLIC
MINERALS, EXCEPT FUELS
PERCENT OF NET ASSETS                                                        0.07%
PECHINEY SA ADR                                        5,458         $      99,609
VULCAN MATERIALS COMPANY                               2,232                87,093
                                                                     -------------
                                                                     $     186,702

MISCELLANEOUS MANUFACTURING INDUSTRIES
PERCENT OF NET ASSETS                                                        0.32%
CALLAWAY GOLF COMPANY                                  2,891         $      42,874
HASBRO INCORPORATED                                    4,367                57,426
MATTEL INCORPORATED                                    6,918               134,417
TIFFANY & COMPANY                                      3,319                82,311
TYCO INTERNATIONAL LIMITED                            30,474               478,137
                                                                     -------------
                                                                     $     795,165

MISCELLANEOUS RETAIL
PERCENT OF NET ASSETS                                                        0.56%
AMAZON.COM INCORPORATED+                               3,782         $      56,503
CASH AMERICA INTERNATIONAL
    INCORPORATED                                       3,982                31,099
COSTCO WHOLESALE CORPORATION+                          7,542               251,978
CVS CORPORATION                                        7,166               210,609
DOLLAR TREE STORES INCORPORATED+                       2,733                67,259
OFFICE DEPOT INCORPORATED+                             6,127                79,161
RITE AID CORPORATION+                                  6,530                13,713
STAPLES INCORPORATED+                                  8,087               112,409
TOYS R US INCORPORATED+                                3,538                47,162
WALGREEN COMPANY                                      14,849               516,003
                                                                     -------------
                                                                     $   1,385,896

MOTION PICTURES
PERCENT OF NET ASSETS                                                        0.30%
LIBERTY MEDIA CORPORATION
    CLASS A+                                          32,100         $     268,356
WALT DISNEY COMPANY                                   30,209               473,677
                                                                     -------------
                                                                     $     742,033

SECURITY NAME                                         SHARES             VALUE
COMMON STOCK (CONTINUED)

MOTOR FREIGHT TRANSPORTATION &
WAREHOUSING
PERCENT OF NET ASSETS                                                        0.44%
CNF INCORPORATED                                       1,794         $      55,076
OLD DOMINION FREIGHT LINE
    INCORPORATED+                                      2,184                33,415
UNITED PARCEL SERVICE INCORPORATED
    CLASS B                                           15,868             1,014,124
                                                                     -------------
                                                                     $   1,102,615

NONDEPOSITORY CREDIT INSTITUTIONS
PERCENT OF NET ASSETS                                                        1.49%
AMERICAN EXPRESS COMPANY                              19,156         $     690,765
CAPITAL ONE FINANCIAL CORPORATION                      3,444               122,847
COUNTRYWIDE CREDIT INDUSTRIES
    INCORPORATED                                       2,200               115,478
FHLMC                                                 10,696               685,614
FNMA                                                  13,792             1,045,158
HOUSEHOLD INTERNATIONAL
    INCORPORATED                                       6,870               248,076
MBNA CORPORATION                                      17,430               352,086
METRIS COMPANIES INCORPORATED                          1,699                 6,796
ORIX CORPORATION ADR                                   4,593               164,200
PROVIDIAN FINANCIAL CORPORATION+                       3,853                21,885
SLM CORPORATION                                        2,433               222,984
WORLD ACCEPTANCE CORPORATION+                          3,727                28,884
                                                                     -------------
                                                                     $   3,704,773

OIL & GAS EXTRACTION
PERCENT OF NET ASSETS                                                        1.73%
ANADARKO PETROLEUM CORPORATION                         4,013         $     179,140
APACHE CORPORATION                                     2,745               151,140
BHP BILLITON LIMITED ADR                              20,642               206,420
BJ SERVICES COMPANY+                                   3,465               105,717
BURLINGTON RESOURCES INCORPORATED                      3,631               139,685
DEVON ENERGY CORPORATION                               3,192               150,024
DIAMOND OFFSHORE DRILLING
    INCORPORATED                                         546                12,198
ENI SPA ADR                                            5,346               403,088
ENSCO INTERNATIONAL INCORPORATED                       3,380                90,145
EOG RESOURCES INCORPORATED                             3,107               108,248
GLOBALSANTAFE CORPORATION                              2,184                48,048
HOUSTON EXPLORATION COMPANY+                           2,800                82,880
KERR-MCGEE CORPORATION                                 1,894                88,734
NEWFIELD EXPLORATION COMPANY+                          2,600                88,140
NOBLE CORPORATION+                                     1,757                54,467
NOBLE ENERGY INCORPORATED                              2,267                75,604
OCCIDENTAL PETROLEUM CORPORATION                       6,484               192,575
PIONEER NATURAL RESOURCES
    COMPANY+                                           3,705                92,217
PRIDE INTERNATIONAL INCORPORATED+                      3,700                49,506
REPSOL YPF SA ADR                                     18,412               240,461
ROWAN COMPANIES INCORPORATED                           2,120                43,630
SCHLUMBERGER LIMITED                                   6,777               292,360
SHELL TRANSPORT & TRADING
    COMPANY PLC ADR                                   10,011               406,246
TIDEWATER INCORPORATED                                   875                24,938
TOTAL FINA ELF SA ADR                                 10,759               767,332
TRANSOCEAN INCORPORATED                                4,195         $     102,778
VARCO INTERNATIONAL INCORPORATED+                      2,134                37,622
WEATHERFOLD INTERNATIONAL LIMITED+                     2,180                89,031
                                                                     -------------
                                                                     $   4,322,374

PAPER & ALLIED PRODUCTS
PERCENT OF NET ASSETS                                                        0.45%
BOISE CASCADE CORPORATION                              2,200         $      59,510
BOWATER INCORPORATED                                   1,243                50,814
INTERNATIONAL PAPER COMPANY                            6,467               243,483
KIMBERLY-CLARK CORPORATION                             6,754               404,159
MEADWESTVACO CORPORATION                               3,919                91,274
STORA ENSO OYJ ADR                                     9,038                98,514
TEMPLE-INLAND INCORPORATED                             1,172                59,948
UPM-KYMMENE OYJ ADR                                    3,783               123,099
                                                                     -------------
                                                                     $   1,130,801

PERSONAL SERVICES
PERCENT OF NET ASSETS                                                        0.13%
CINTAS CORPORATION                                     3,939         $     173,355
H&R BLOCK INCORPORATED                                 3,006               146,993
                                                                     -------------
                                                                     $     320,348

PETROLEUM REFINING & RELATED INDUSTRIES
PERCENT OF NET ASSETS                                                        3.16%
AMERADA HESS CORPORATION                               1,759         $     128,583
ASHLAND INCORPORATED                                   1,722                49,353
BP PLC ADR                                            24,373             1,140,656
CHEVRONTEXACO CORPORATION                             14,076             1,078,644
CONOCO INCORPORATED                                    9,649               236,883
EXXON MOBIL CORPORATION                               99,390             3,523,376
MARATHON OIL CORPORATION                               5,417               134,071
MURPHY OIL CORPORATION                                 1,188               101,752
PHILLIPS PETROLEUM COMPANY                             5,519               290,189
ROYAL DUTCH PETROLEUM COMPANY
    NY SHARES                                         19,999               903,955
SUNOCO INCORPORATED                                    2,108                74,792
UNOCAL CORPORATION                                     4,260               140,878
WD-40 COMPANY                                          2,568                67,590
                                                                     -------------
                                                                     $   7,870,722

PRIMARY METAL INDUSTRIES
PERCENT OF NET ASSETS                                                        0.43%
AK STEEL HOLDING CORPORATION+                          4,800         $      43,680
ALCAN INCORPORATED                                     3,859               108,669
ALCOA INCORPORATED                                    12,177               305,521
ALLEGHENY TECHNOLOGIES
    INCORPORATED                                       3,372                29,303
ENGELHARD CORPORATION                                  2,920                76,387
JOHNSON MATTHEY PLC ADR                                4,073               112,150
KUBOTA CORPORATION ADR                                15,352               221,836
NUCOR CORPORATION                                      1,613                80,715
PRECISION CASTPARTS CORPORATION                        1,695                38,612
UNITED STATES STEEL CORPORATION                        3,266                44,842
                                                                     -------------
                                                                     $   1,061,715

PRINTING, PUBLISHING & ALLIED INDUSTRIES
PERCENT OF NET ASSETS                                                        1.42%
BELO CORPORATION CLASS A                               3,839         $      88,105
DOW JONES & COMPANY
    INCORPORATED                                       2,036                86,632

SECURITY NAME                                         SHARES             VALUE
COMMON STOCK (CONTINUED)
GANNETT COMPANY INCORPORATED                           4,801         $     364,684
KNIGHT-RIDDER INCORPORATED                             2,489               151,157
MCGRAW-HILL COMPANIES
    INCORPORATED                                       3,628               230,051
NEW YORK TIMES COMPANY CLASS A                         2,952               139,334
NEWS CORPORATION LIMITED ADR                           6,494               139,621
PEARSON PLC ADR                                       14,165               145,191
READERS DIGEST ASSOCIATION
    INCORPORATED CLASS A                               2,681                45,791
REED ELSEVIER NV ADR                                   9,826               250,563
REED ELSEVIER PLC ADR                                  4,305               156,917
REYNOLDS & REYNOLDS COMPANY                            2,624                65,206
RR DONNELLEY & SONS COMPANY                            3,180                83,888
TOPPAN PRINTING COMPANY LIMITED
    ADR                                                2,906               130,637
TRIBUNE COMPANY                                        5,757               240,124
VALASSIS COMMUNICATIONS
    INCORPORATED+                                      1,634                61,504
VIACOM INCORPORATED CLASS B+                          27,177             1,106,104
WASHINGTON POST COMPANY CLASS B                           87                56,289
                                                                     -------------
                                                                     $   3,541,798

RAILROAD TRANSPORTATION
PERCENT OF NET ASSETS                                                        0.27%
BURLINGTON NORTHERN SANTA FE
    CORPORATION                                        5,149         $     148,085
CSX CORPORATION                                        3,371               117,412
KANSAS CITY SOUTHERN INDUSTRIES
    INCORPORATED+                                      4,206                63,721
NORFOLK SOUTHERN CORPORATION                           5,879               123,047
UNION PACIFIC CORPORATION                              3,663               221,795
                                                                     -------------
                                                                     $     674,060

REAL ESTATE
PERCENT OF NET ASSETS                                                        0.07%
CATELLUS DEVELOPMENT CORPORATION+                      4,620         $      91,014
LNR PROPERTY CORPORATION                               2,500                86,875
                                                                     -------------
                                                                     $     177,889

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS
PERCENT OF NET ASSETS                                                        0.16%
BRIDGESTONE CORPORATION ADR                            3,755         $      96,595
GOODYEAR TIRE & RUBBER COMPANY                         2,720                36,774
NIKE INCORPORATED CLASS B                              4,773               206,098
SEALED AIR CORPORATION+                                1,685                26,101
TUPPERWARE CORPORATION                                 2,141                39,052
                                                                     -------------
                                                                     $     404,620

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES
PERCENT OF NET ASSETS                                                        1.42%
AG EDWARDS INCORPORATED                                1,829         $      68,844
AMVESCAP PLC ADR                                       7,757               108,598
ATALANTA SOSNOFF CAPITAL
    CORPORATION                                        1,999                18,991
BEAR STEARNS COMPANIES
    INCORPORATED                                       1,992               127,349
CHARLES SCHWAB CORPORATION                            20,509               188,273
CREDIT SUISSE GROUP ADR                                9,538               221,663
E*TRADE GROUP INCORPORATED+                            3,781         $      16,410
FEDERATED INVESTORS INCORPORATED
    CLASS B                                            2,129                62,167
FRANKLIN RESOURCES INCORPORATED                        4,579               160,265
GOLDMAN SACHS GROUP INCORPORATED                       7,240               559,652
KNIGHT TRADING GROUP
    INCORPORATED+                                      1,923                 8,134
LEGG MASON INCORPORATED                                1,874                90,458
LEHMAN BROTHERS HOLDINGS
    INCORPORATED                                       4,138               235,907
MERRILL LYNCH & COMPANY
    INCORPORATED                                      13,630               493,679
MORGAN STANLEY                                        17,097               730,384
NOMURA HOLDINGS INCORPORATED
    ADR                                               17,041               224,941
SANDERS MORRIS HARRIS GROUP
    INCORPORATED                                       3,841                23,008
STIFEL FINANCIAL CORPORATION                           4,084                53,092
STILWELL FINANCIAL INCORPORATED                        4,665                65,030
T ROWE PRICE GROUP INCORPORATED                        2,511                71,036
                                                                     -------------
                                                                     $   3,527,881

STONE, CLAY, GLASS & CONCRETE PRODUCTS
PERCENT OF NET ASSETS                                                        0.29%
CABOT MICROELECTRONICS
    CORPORATION+                                       1,175         $      49,879
CORNING INCORPORATED+                                 15,440                30,880
HANSON PLC ADR                                         8,091               246,452
HOLCIM LIMITED ADR                                    11,808               223,504
LAFARGE SA ADR                                         7,939               183,788
                                                                     -------------
                                                                     $     734,503

TEXTILE MILL PRODUCTS
PERCENT OF NET ASSETS                                                        0.04%
MOHAWK INDUSTRIES INCORPORATED+                        1,800         $      89,100
                                                                     -------------

TOBACCO PRODUCTS
PERCENT OF NET ASSETS                                                        0.89%
BRITISH AMERICAN TOBACCO PLC ADR                       7,584         $     174,432
PHILIP MORRIS COMPANIES
    INCORPORATED                                      30,299             1,514,950
RJ REYNOLDS TOBACCO HOLDINGS
    INCORPORATED                                       2,267               133,390
SWEDISH MATCH AB ADR                                   3,240               264,157
UST INCORPORATED                                       4,033               139,985
                                                                     -------------
                                                                     $   2,226,914

TRANSPORTATION BY AIR
PERCENT OF NET ASSETS                                                        0.37%
AMR CORPORATION+                                       3,588         $      36,562
BAA PLC ADR                                           19,854               170,455
DELTA AIR LINES INCORPORATED                           3,044                53,483
FEDEX CORPORATION                                      5,867               277,802
JAPAN AIRLINES COMPANY LIMITED
    ADR                                               34,204               165,547
NORTHWEST AIRLINES CORPORATION+                        2,337                23,767
SOUTHWEST AIRLINES COMPANY                            12,627               179,430
UAL CORPORATION+                                       1,285                 3,688
                                                                     -------------
                                                                     $     910,734

SECURITY NAME                                         SHARES             VALUE
COMMON STOCK (CONTINUED)

TRANSPORTATION EQUIPMENT
PERCENT OF NET ASSETS                                                        1.97%
BAE SYSTEMS PLC ADR                                    8,220         $     155,639
BOEING COMPANY                                        12,620               467,823
DAIMLERCHRYSLER AG+                                   11,020               472,317
DANA CORPORATION                                       3,442                58,307
DELPHI CORPORATION                                     9,033                88,072
FIAT SPA ADR                                          15,607               178,232
FORD MOTOR COMPANY                                    26,394               310,657
GENERAL DYNAMICS CORPORATION                           2,827               222,315
GENERAL MOTORS CORPORATION                             8,624               412,745
GENUINE PARTS COMPANY                                  3,708               123,291
GOODRICH CORPORATION                                   2,288                47,751
HARLEY-DAVIDSON INCORPORATED                           5,267               259,294
HONDA MOTOR COMPANY LIMITED
    ADR                                               14,819               314,163
HONEYWELL INTERNATIONAL
    INCORPORATED                                      12,360               370,182
ITT INDUSTRIES INCORPORATED                            1,892               128,618
NAVISTAR INTERNATIONAL CORPORATION                     1,943                48,575
NORTHROP GRUMMAN CORPORATION                           2,093               257,020
PACCAR INCORPORATED                                    2,623                92,618
SPX CORPORATION+                                         731                79,387
STANDARD MOTOR PRODUCTS
    INCORPORATED                                       3,448                49,134
TEXTRON INCORPORATED                                   2,252                87,490
TOYOTA MOTOR CORPORATION ADR                          10,837               542,283
TRW INCORPORATED                                       2,544               146,026
                                                                     -------------
                                                                     $   4,911,939

TRANSPORTATION SERVICES
PERCENT OF NET ASSETS                                                        0.05%
GATX CORPORATION                                       1,892         $      46,032
SABRE HOLDINGS CORPORATION+                            2,606                70,127
                                                                     -------------
                                                                     $     116,159

WATER TRANSPORTATION
PERCENT OF NET ASSETS                                                        0.10%
CARNIVAL CORPORATION                                   9,720         $     237,848
ROYAL CARIBBEAN CRUISES LIMITED                        1,127                19,948
                                                                     -------------
                                                                     $     257,796

WHOLESALE TRADE-DURABLE GOODS
PERCENT OF NET ASSETS                                                        1.45%
APOGENT TECHNOLOGIES INCORPORATED+                     2,741         $      55,560
ARROW ELECTRONICS INCORPORATED+                        2,367                38,558
CYTYC CORPORATION+                                     4,600                45,264
GRAINGER (W W) INCORPORATED                            2,051                92,398
IMAGISTICS INTERNATIONAL
    INCORPORATED+                                      1,436                27,140
JOHNSON & JOHNSON                                     41,381             2,247,402
KYOCERA CORPORATION ADR                                2,867               200,518
MITSUBISHI CORPORATION ADR                            18,846               252,414
MITSUI & COMPANY LIMITED ADR                           2,318               247,956
NISSAN MOTOR COMPANY LIMITED
    ADR                                               14,929               220,337
OMNICARE INCORPORATED                                  2,859                63,670
SYCAMORE NETWORKS INCORPORATED+                        1,272                 3,625
TECH DATA CORPORATION+                                 1,443         $      47,720
VISTEON CORPORATION                                    5,473                62,337
                                                                     -------------
                                                                     $   3,604,899

WHOLESALE TRADE-NONDURABLE GOODS
PERCENT OF NET ASSETS                                                        0.76%
AMERISOURCEBERGEN CORPORATION                          1,900         $     137,769
BROWN-FORMAN CORPORATION CLASS B                       1,042                73,388
CARDINAL HEALTH INCORPORATED                           6,738               436,892
MCKESSON CORPORATION                                   4,991               167,398
SAFEWAY INCORPORATED+                                  7,655               197,652
SMURFIT-STONE CONTAINER
    CORPORATION+                                       4,548                63,763
SUPERVALU INCORPORATED                                 2,897                60,171
SYSCO CORPORATION                                     10,218               289,782
UNILEVER NV NY SHARES                                  4,070               240,822
UNILEVER PLC ADR                                       6,287               229,224
                                                                     -------------
                                                                     $   1,896,861
TOTAL COMMON STOCK
(Cost $219,807,214)                                                  $ 181,198,668
REAL ESTATE INVESTMENT TRUST
PERCENT OF NET ASSETS                                                        0.78%
ANNALY MORTGAGE MANAGEMENT
    INCORPORATED                                      10,664         $     216,799
APARTMENT INVESTMENT &
    MANAGEMENT COMPANY                                 4,479               195,508
ARCHSTONE-SMITH TRUST                                  6,806               179,338
AVALONBAY COMMUNITIES
    INCORPORATED                                       4,045               183,036
CAPITAL AUTOMOTIVE                                        85                 2,113
DUKE REALTY CORPORATION                                7,652               200,712
EQUITY OFFICE PROPERTIES TRUST                         7,812               217,799
EQUITY RESIDENTIAL                                     6,666               186,115
HOST MARRIOTT CORPORATION                              7,619                77,257
PLUM CREEK TIMBER COMPANY
    INCORPORATED                                       3,385                87,130
SIMON PROPERTY GROUP
    INCORPORATED                                       5,681               202,187
VORNADO REALTY TRUST                                   4,694               193,956
                                                                     -------------
TOTAL REAL ESTATE INVESTMENT
TRUST
(Cost $1,858,057)                                                    $   1,941,950


INTEREST RATE       MATURITY DATE              PRINCIPAL
US TREASURY OBLIGATIONS
PERCENT OF NET ASSETS                                                       25.52%

US TREASURY BONDS
PERCENT OF NET ASSETS                                                        1.41%
  7.25%             5/15/16                        $ 600,000         $     750,258
  8.00%             11/15/21                       1,380,000             1,881,975
  5.25%             11/15/28                         870,000               886,143
                                                                     -------------
                                                                     $   3,518,376

US TREASURY NOTES
PERCENT OF NET ASSETS                                                       24.11%
  5.75%             8/15/03                 $      2,400,000         $   2,490,374
  2.75%             10/31/03                       6,420,000             6,494,228
  3.00%             11/30/03                       2,430,000             2,466,450

INTEREST            MATURITY
RATE                DATE                          PRINCIPAL              VALUE
US TREASURY OBLIGATIONS (CONTINUED)
  4.75%             2/15/04                 $      4,180,000         $   4,352,751
  3.63%             3/31/04                        1,720,000             1,764,410
  5.25%             5/15/04                        1,500,000             1,581,738
  7.25%             5/15/04                        2,600,000             2,827,804
  6.00%             8/15/04                        6,500,000             6,982,930
  5.88%             11/15/04                       3,000,000             3,234,141
  6.75%             5/15/05                        3,520,000             3,917,651
  5.75%             11/15/05                       3,500,000             3,836,875
  7.00%             7/15/06                        3,290,000             3,782,474
  6.13%             8/15/07                        4,500,000             5,086,759
  4.75%             11/15/08                       3,200,000             3,408,250
  6.00%             8/15/09                        2,200,000             2,496,743
  5.75%             8/15/10                        3,280,000             3,683,338
  5.00%             8/15/11                        1,550,000             1,658,016
                                                                     -------------
                                                                     $  60,064,932
TOTAL U.S. TREASURY
OBLIGATIONS
(Cost $61,086,045)                                                   $  63,583,308
SHORT-TERM INVESTMENTS
PERCENT OF NET ASSETS                                                        0.79%

US TREASURY BILLS
PERCENT OF NET ASSETS                                                        0.79%
  1.64%^            9/5/02                  $      1,268,000         $   1,267,880
  1.61%^            11/7/02                          707,000               704,881
                                                                     -------------
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,972,835)                                                    $   1,972,761
TOTAL INVESTMENTS IN
SECURITIES
(Cost $284,724,151) *                                 99.81%         $ 248,696,687
OTHER ASSETS AND LIABILITIES,
    NET                                                 0.19               462,044
                                            ----------------         -------------
TOTAL NET ASSETS                                     100.00%         $ 249,158,731
                                            ----------------         -------------
                                            ----------------         -------------

+   Non-income earning securities.
^   Yield to maturity.
#   Security of an affiliate of the fund with a cost of $1,079,333.
++ Security Fair Valued in accordance with the procedures adopted by the Board of Directors. Aggregate market value of fair value securities is 0.03% of total net assets.
* Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized depreciation consists of:

    Gross Unrealized Appreciation                             $  11,044,085
    Gross Unrealized Depreciation                               (47,071,549)
                                                              -------------
        NET UNREALIZED DEPRECIATION                           $ (36,027,464)


    The accompanying notes are an integral part of these financial statements.

WELLS FARGO OUTLOOK 2030 FUND
                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2002 (UNAUDITED)

SECURITY NAME                                         SHARES                VALUE
COMMON STOCK

PERCENT OF NET ASSETS                                                      84.06%

AGRICULTURAL PRODUCTION-CROPS

PERCENT OF NET ASSETS                                                        0.03%

DOLE FOOD COMPANY INCORPORATED                         1,281         $      34,843
                                                                     -------------

AMUSEMENT & RECREATION SERVICES

PERCENT OF NET ASSETS                                                        0.07%

HARRAH'S ENTERTAINMENT
    INCORPORATED+                                      1,315         $      62,515
PARK PLACE ENTERTAINMENT
    CORPORATION+                                       3,000                28,050
                                                                     -------------
                                                                     $      90,565

APPAREL & ACCESSORY STORES

PERCENT OF NET ASSETS                                                        0.40%

ABERCROMBIE & FITCH COMPANY+                           1,405         $      32,034
GAP INCORPORATED                                       9,636               113,030
KOHL'S CORPORATION+                                    3,350               233,562
LIMITED BRANDS                                         5,254                80,334
NORDSTROM INCORPORATED                                 1,745                33,731
PAYLESS SHOESOURCE INCORPORATED+                         475                25,128
ROSS STORES INCORPORATED                               1,124                40,588
                                                                     -------------
                                                                     $     558,407

APPAREL & OTHER FINISHED PRODUCTS MADE
FROM FABRICS & SIMILAR MATERIALS

PERCENT OF NET ASSETS                                                        0.43%

BENETTON GROUP SPA ADR                                 9,108         $     211,761
GARAN INCORPORATED                                       800                47,984
JONES APPAREL GROUP
    INCORPORATED+                                      1,618                58,394
LIZ CLAIBORNE INCORPORATED                             1,442                40,693
V F CORPORATION                                        1,804                73,260
WACOAL CORPORATION ADR                                 4,124               168,053
                                                                     -------------
                                                                     $     600,145

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS

PERCENT OF NET ASSETS                                                        0.11%

AUTONATION INCORPORATED+                               4,955         $      65,406
AUTOZONE INCORPORATED+                                 1,150                83,203
                                                                     -------------
                                                                     $     148,609

BUILDING CONSTRUCTION-GENERAL
CONTRACTORS & OPERATIVE BUILDERS

PERCENT OF NET ASSETS                                                        0.26%

CENTEX CORPORATION                                       700         $      35,343
CLAYTON HOMES INCORPORATED                             1,623                21,537
DR HORTON INCORPORATED                                 1,500                31,140
KB HOME                                                  800                38,360
LENNAR CORPORATION                                       700                36,960
PULTE HOMES INCORPORATED                                 800                38,192
SEKISUI HOUSE LIMITED ADR                             21,953               160,529
                                                                     -------------
                                                                     $     362,061

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS

PERCENT OF NET ASSETS                                                        0.78%

FASTENAL COMPANY                                         910         $      32,050
HOME DEPOT INCORPORATED                               21,792         $     717,611
LOWE'S COMPANIES INCORPORATED                          7,054               291,895
SHERWIN-WILLIAMS COMPANY                               1,641                44,307
                                                                     -------------
                                                                     $   1,085,863

BUSINESS SERVICES

PERCENT OF NET ASSETS                                                        5.33%

3COM CORPORATION+                                      4,330         $      21,347
ADECCO SA ADR                                         10,176               113,055
ADOBE SYSTEMS INCORPORATED                             2,255                45,326
AFFILIATED COMPUTER SERVICES
    INCORPORATED CLASS A+                              1,040                46,280
AOL TIME WARNER
    INCORPORATED+                                     44,705               565,518
ARBITRON INCORPORATED+                                 1,512                49,896
ARIBA INCORPORATED+                                    1,616                 3,555
ASCENTIAL SOFTWARE CORPORATION+                        3,390                 7,424
AUTODESK INCORPORATED                                  2,042                27,159
AUTOMATIC DATA PROCESSING
    INCORPORATED                                       5,400               203,958
BEA SYSTEMS INCORPORATED+                              3,856                23,560
BMC SOFTWARE INCORPORATED+                             2,867                39,851
BROADVISION INCORPORATED+                                275                   679
BROCADE COMMUNICATIONS
    SYSTEMS INCORPORATED+                              2,912                42,137
CADENCE DESIGN SYSTEMS
    INCORPORATED+                                      3,207                43,198
CENDANT CORPORATION+                                  10,077               144,202
CERIDIAN CORPORATION+                                  2,507                40,287
CHOICEPOINT INCORPORATED+                              1,685                72,404
CITRIX SYSTEMS INCORPORATED+                           2,528                15,926
CMGI INCORPORATED+                                     1,962                 1,118
COGNEX CORPORATION+                                    1,271                20,018
COMMERCE ONE INCORPORATED+                             1,385                   551
COMPUTER ASSOCIATES
    INTERNATIONAL INCORPORATED                         6,028                67,514
COMPUTER SCIENCES CORPORATION+                         1,699                62,574
COMPUWARE CORPORATION+                                 5,073                18,415
CONCORD EFS INCORPORATED+                              5,402               110,417
CONVERGYS CORPORATION+                                 1,993                35,655
CSK CORPORATION ADR                                    1,961                71,106
DELUXE CORPORATION                                     1,912                86,920
DOUBLECLICK INCORPORATED+                              3,466                19,514
DST SYSTEMS INCORPORATED+                              1,109                37,795
EBAY INCORPORATED+                                     2,512               141,978
ECHELON CORPORATION+                                   2,108                27,109
EFUNDS CORPORATION+                                    2,172                22,220
ELECTRONIC ARTS INCORPORATED+                          1,418                89,703
ELECTRONIC DATA SYSTEMS
    CORPORATION                                        5,298               213,297
ELECTRONICS FOR IMAGING
    INCORPORATED+                                        816                12,264
ENTERASYS NETWORKS
    INCORPORATED+                                      1,813                 1,831
EQUIFAX INCORPORATED                                   1,487                34,617
FIRST DATA CORPORATION                                 6,630               230,393
FISERV INCORPORATED+                                   2,030                74,724
FREEMARKETS INCORPORATED+                              1,616                 9,534
I2 TECHNOLOGIES INCORPORATED+                          2,477                 2,229

SECURITY NAME                                         SHARES                VALUE
COMMON STOCK (CONTINUED)

IMS HEALTH INCORPORATED                                2,529         $      44,005
INFOSPACE INCORPORATED+                                2,712                 1,410
INKTOMI CORPORATION+                                     981                   491
INTERNET CAPITAL GROUP
    INCORPORATED+                                      1,270                   343
INTERNET SECURITY SYSTEMS
    INCORPORATED+                                      1,020                15,484
INTERPUBLIC GROUP OF COMPANIES
    INCORPORATED                                       3,365                61,344
INTUIT INCORPORATED+                                   2,296               102,470
KEANE INCORPORATED+                                    1,637                13,260
LEGATO SYSTEMS INCORPORATED+                           3,474                 9,866
MACROMEDIA INCORPORATED+                               1,346                 9,207
MANPOWER INCORPORATED                                  1,576                52,197
MENTOR GRAPHICS CORPORATION+                           1,889                13,412
MERCURY INTERACTIVE CORPORATION+                       1,224                31,102
MICROMUSE INCORPORATED+                                3,881                11,721
MICROSOFT CORPORATION+                                47,859             2,350,833
MPS GROUP INCORPORATED+                                3,916                20,951
NCR CORPORATION+                                       1,239                34,816
NDCHEALTH CORPORATION                                  1,231                25,137
NETWORK ASSOCIATES INCORPORATED+                       2,219                28,847
NOVELL INCORPORATED+                                   3,698                 9,615
OMNICOM GROUP INCORPORATED                             1,774               107,327
ORACLE CORPORATION+                                   48,807               468,059
PARAMETRIC TECHNOLOGY
    CORPORATION+                                       3,696                 8,427
PEOPLESOFT INCORPORATED+                               3,396                54,608
RATIONAL SOFTWARE CORPORATION+                         3,253                22,120
REALNETWORKS INCORPORATED+                               981                 4,493
RENTOKIL INITIAL PLC ADR                               5,122                94,386
REUTERS GROUP PLC ADR                                  3,338                88,724
ROBERT HALF INTERNATIONAL
    INCORPORATED+                                      2,298                39,801
RSA SECURITY INCORPORATED+                               744                 1,756
SAP AG ADR                                             6,352               122,276
SAPIENT CORPORATION+                                   1,558                 1,979
SIEBEL SYSTEMS INCORPORATED+                           4,487                38,005
SUN MICROSYSTEMS INCORPORATED+                        29,373               108,386
SUNGARD DATA SYSTEMS
    INCORPORATED+                                      2,678                66,013
SYBASE INCORPORATED+                                   2,349                32,909
SYMANTEC CORPORATION+                                  1,810                51,766
SYNOPSYS INCORPORATED+                                   819                35,340
TMP WORLDWIDE INCORPORATED+                            1,500                16,380
TOTAL SYSTEM SERVICES INCORPORATED                       831                14,127
UNISYS CORPORATION+                                    3,746                33,339
VERISIGN INCORPORATED+                                 2,835                20,355
VERITAS SOFTWARE CORPORATION+                          4,560                74,100
VIGNETTE CORPORATION+                                  1,731                 1,541
WPP GROUP PLC ADR                                      2,257                83,464
YAHOO! INCORPORATED+                                   5,372                55,278
                                                                     -------------
                                                                     $   7,378,728

CHEMICALS & ALLIED PRODUCTS

PERCENT OF NET ASSETS                                                        9.66%

ABBOTT LABORATORIES                                   13,641         $     546,049
ABGENIX INCORPORATED+                                  3,454                26,734
AIR PRODUCTS & CHEMICALS
    INCORPORATED                                       2,065         $      96,869
AKZO NOBLE NV ADR                                      6,074               228,686
ALBERTO-CULVER COMPANY CLASS B                         1,365                67,240
AMGEN INCORPORATED+                                   10,911               491,322
ASTRAZENECA PLC ADR                                   10,468               305,142
AVENTIS SA ADR                                         5,016               295,242
AVERY DENNISON CORPORATION                             1,018                64,256
AVON PRODUCTS INCORPORATED                             2,227               108,544
BIOGEN INCORPORATED+                                   1,754                58,759
BRISTOL-MYERS SQUIBB COMPANY                          16,811               419,434
CABOT CORPORATION                                      1,105                26,343
CENTERPULSE ADR+                                       4,918                72,049
CHIRON CORPORATION+                                    2,571                97,415
CIBA SPECIALTY CHEMICALS
    AG ADR                                             4,040               145,036
CLOROX COMPANY                                         2,211                95,206
COLGATE-PALMOLIVE COMPANY                              4,732               258,131
CROMPTON CORPORATION                                   2,517                28,065
DIAL CORPORATION                                       2,247                45,412
DOW CHEMICAL COMPANY                                   8,251               249,345
E I DU PONT DE NEMOURS &
    COMPANY                                            9,215               371,457
EASTMAN CHEMICAL COMPANY                                 823                36,928
ECOLAB INCORPORATED                                    1,214                54,679
EISAI COMPANY LIMITED ADR                              3,189                82,842
ELI LILLY & COMPANY                                    9,766               566,916
ESTEE LAUDER COMPANIES
    INCORPORATED                                         722                21,624
FOREST LABORATORIES INCORPORATED+                      1,975               144,175
GENENTECH INCORPORATED+                                3,085               101,157
GENZYME CORPORATION+                                   2,374                49,094
GILEAD SCIENCES INCORPORATED+                          3,100                99,448
GILLETTE COMPANY                                       9,288               292,851
GLAXOSMITHKLINE PLC ADR                               17,195               651,519
ICN PHARMACEUTICALS
    INCORPORATED                                       1,977                20,086
IDEC PHARMACEUTICALS
    CORPORATION+                                       1,900                76,342
IDEXX LABORATORIES INCORPORATED+                       2,167                63,038
IMC GLOBAL INCORPORATED                                1,439                19,052
INTERNATIONAL FLAVORS &
    FRAGRANCES INCORPORATED                            1,257                40,538
IVAX CORPORATION+                                      3,040                41,648
KING PHARMACEUTICALS
    INCORPORATED+                                      3,054                65,081
LUBRIZOL CORPORATION                                   1,535                47,892
LYONDELL CHEMICAL COMPANY                              2,786                39,923
MEDIMMUNE INCORPORATED+                                3,650                93,696
MERCK & COMPANY
    INCORPORATED                                      19,224               971,195
MILLENNIUM CHEMICALS
    INCORPORATED                                       2,821                37,519
MYLAN LABORATORIES INCORPORATED                        1,990                64,974
NOVARTIS AG ADR                                        9,415               380,837
NOVO NORDISK A/S ADR                                   5,064               153,085
OLIN CORPORATION                                       1,515                28,785
PFIZER INCORPORATED                                   53,532             1,770,838
PHARMACIA CORPORATION                                 11,718               512,077

SECURITY NAME                                         SHARES                VALUE
COMMON STOCK (CONTINUED)

PPG INDUSTRIES INCORPORATED                            1,543         $      86,825
PRAXAIR INCORPORATED                                   1,361                76,257
PROCTER & GAMBLE COMPANY                              10,989               974,175
ROCHE HOLDING AG ADR                                   3,731               267,901
ROHM & HAAS COMPANY                                    2,159                78,566
SCHERING-PLOUGH CORPORATION                           12,803               295,493
SEPRACOR INCORPORATED+                                 2,350                13,090
SHISEIDO COMPANY LIMITED ADR                           9,000               118,720
SIGMA-ALDRICH CORPORATION                                948                48,348
SOLUTIA INCORPORATED                                   2,501                16,257
SYNGENTA AG ADR                                       12,680               137,451
TANOX INCORPORATED+                                    3,424                39,479
VALSPAR CORPORATION                                    1,555                63,040
WATSON PHARMACEUTICALS
    INCORPORATED+                                      1,384                32,275
WYETH                                                 11,675               499,690
                                                                     -------------
                                                                     $  13,372,142

COAL MINING

PERCENT OF NET ASSETS                                                        0.04%

MASSEY ENERGY COMPANY                                  1,483         $      12,086
PENN VIRGINIA CORPORATION                              1,400                49,140
                                                                     -------------
                                                                     $      61,226

COMMUNICATIONS

PERCENT OF NET ASSETS                                                        4.35%

ADTRAN INCORPORATED+                                   1,228         $      21,355
ALLTEL CORPORATION                                     3,005               126,390
AMERICAN TOWER CORPORATION
    CLASS A+                                           5,578                13,722
ANIXTER INTERNATIONAL
    INCORPORATED+                                      1,176                27,695
AT&T CORPORATION                                      36,786               449,525
AT&T WIRELESS SERVICES
    INCORPORATED+                                     27,311               134,916
AVAYA INCORPORATED+                                    2,621                 5,504
BELLSOUTH CORPORATION                                 18,820               438,882
BRITISH SKY BROADCASTING
    GROUP PLC ADR+                                     2,129               120,289
BROADWING INCORPORATED+                                5,535                17,823
BT GROUP PLC ADR                                       6,141               191,968
CABLEVISION SYSTEMS CORPORATION+                         973                 9,273
CENTURYTEL INCORPORATED                                2,173                58,780
CERTEGY INCORPORATED+                                  1,343                44,131
CLEAR CHANNEL COMMUNICATIONS
    INCORPORATED+                                      6,137               209,763
COMCAST CORPORATION CLASS A+                           9,068               216,090
COX COMMUNICATIONS
    INCORPORATED CLASS A+                              2,507                64,806
DEUTSCHE TELEKOM ADR                                  16,619               182,809
FRANCE TELECOM SA ADR                                  3,502                44,580
GLOBAL PAYMENTS INCORPORATED                           1,647                45,885
HEARST-ARGYLE TELEVISION
    INCORPORATED+                                      2,183                45,756
HISPANIC BROADCASTING
    CORPORATION+                                       2,368                45,821
LAGARDERE SCA ADR                                      2,156                83,663
LEAP WIRELESS INTERNATIONAL+                           1,838                   717
LEVEL 3 COMMUNICATIONS
    INCORPORATED+                                      4,077         $      21,119
MMO2 PLC ADR+                                             58                   436
NEXTEL COMMUNICATIONS
    INCORPORATED CLASS A+                              7,713                58,696
NIPPON TELEGRAPH &
    TELEPHONE CORPORATION ADR                          9,481               188,767
NTL INCORPORATED+                                      1,224                    22
NTT DOCOMO INCORPORATED ADR                            8,000               171,200
QWEST COMMUNICATIONS
    INTERNATIONAL INCORPORATED+                       15,401                50,053
REDBACK NETWORKS INCORPORATED+                           750                   765
SBC COMMUNICATIONS
    INCORPORATED                                      33,837               837,126
SPRINT CORPORATION (FON GROUP)                         8,745               101,442
SPRINT CORPORATION (PCS GROUP)+                        9,210                36,472
TDC A/S ADR                                            6,986                95,988
TELEFONICA SA ADR+                                    10,055               277,116
TELEPHONE & DATA SYSTEMS
    INCORPORATED                                         885                52,879
UNIVISION COMMUNICATIONS
    INCORPORATED CLASS A+                              2,015                46,950
USA INTERACTIVE+                                       2,059                44,104
VERIZON COMMUNICATIONS
    INCORPORATED                                      28,364               879,283
VODAFONE GROUP PLC ADR                                35,151               562,065
                                                                     -------------
                                                                     $   6,024,626

DOMESTIC DEPOSITORY INSTITUTIONS

PERCENT OF NET ASSETS                                                        7.67%

AMSOUTH BANCORPORATION                                 4,634         $     104,126
ASSOCIATED BANC-CORP                                   1,702                59,247
BANCORP CONNECTICUT
    INCORPORATED                                       2,000                55,980
BANK OF AMERICA CORPORATION                           16,042             1,124,222
BANK OF HAWAII CORPORATION                             2,004                57,876
BANK OF NEW YORK COMPANY
    INCORPORATED                                       6,718               236,138
BANK ONE CORPORATION                                  11,071               453,357
BB&T CORPORATION                                       4,243               161,446
BERKSHIRE HILLS BANCORP
    INCORPORATED                                       1,900                48,735
BOSTONFED BANCORP INCORPORATED                         1,600                44,160
CHARTER ONE FINANCIAL
    INCORPORATED                                       2,039                68,714
CITIGROUP INCORPORATED                                52,422             1,716,820
CITY NATIONAL CORPORATION                              1,624                87,566
COMERICA INCORPORATED                                  1,483                86,756
COMMERCE BANCSHARES
    INCORPORATED                                       1,125                48,319
COMMUNITY BANK SYSTEM
    INCORPORATED                                       1,400                43,050
COMPASS BANCSHARES INCORPORATED                        1,707                57,338
FIFTH THIRD BANCORP                                    5,445               365,795
FIRST TENNESSEE NATIONAL
    CORPORATION                                        1,649                63,157
FIRST VIRGINIA BANKS INCORPORATED                      1,554                61,010
FIRSTFED FINANCIAL CORPORATION+                        1,700                48,025

SECURITY NAME                                         SHARES                VALUE
COMMON STOCK (CONTINUED)

FLEETBOSTON FINANCIAL
    CORPORATION                                       10,123         $     244,268
GOLDEN WEST FINANCIAL
    CORPORATION                                        1,513               102,869
GRANITE STATE BANCSHARES
    INCORPORATED                                         900                31,545
HAWTHORNE FINANCIAL
    CORPORATION+                                       1,200                32,700
HIBERNIA CORPORATION CLASS A                           2,382                49,831
HUNTINGTON BANCSHARES
    INCORPORATED                                       3,443                69,514
IBERIABANK CORPORATION                                 1,300                52,000
J P MORGAN CHASE & COMPANY                            21,128               557,779
KEYCORP                                                3,608                96,803
M & T BANK CORPORATION                                 1,091                93,608
MARSHALL & ILSLEY CORPORATION                          2,816                86,170
MASSBANK CORPORATION                                   1,100                34,540
MELLON FINANCIAL CORPORATION                           3,303                91,328
MERCANTILE BANKSHARES
    CORPORATION                                        1,127                45,835
MISSISSIPPI VALLEY BANCSHARES
    INCORPORATED                                         700                36,407
NATIONAL CITY CORPORATION                              5,236               163,206
NATIONAL COMMERCE FINANCIAL
    CORPORATION                                        3,925               108,644
NORTH FORK BANCORPORATION
    INCORPORATED                                       2,016                84,612
NORTHERN TRUST CORPORATION                             1,940                82,916
PENNROCK FINANCIAL SERVICES
    CORPORATION                                        1,080                31,752
PNC FINANCIAL SERVICES GROUP
    INCORPORATED                                       1,725                79,505
POPULAR INCORPORATED                                   1,300                45,253
PORT FINANCIAL CORPORATION                             1,400                53,760
PROVIDENT FINANCIAL GROUP
    INCORPORATED                                       1,600                46,336
REGIONS FINANCIAL CORPORATION                          2,907               103,838
SKY FINANCIAL GROUP INCORPORATED                       4,612                94,362
SOUTHTRUST CORPORATION                                 3,522                92,417
STATE STREET CORPORATION                               2,873               124,458
SUNTRUST BANKS INCORPORATED                            2,343               158,176
SUPERIOR FINANCIAL CORPORATION                         1,700                32,300
SYNOVUS FINANCIAL CORPORATION                          2,621                63,350
TCF FINANCIAL CORPORATION                              1,507                73,240
TRUSTMARK CORPORATION                                  1,952                48,468
UNION PLANTERS CORPORATION                             2,655                82,464
US BANCORP                                            17,380               373,496
VALLEY NATIONAL BANCORP                                2,821                80,370
WACHOVIA CORPORATION                                  12,472               459,593
WASHINGTON FEDERAL INCORPORATED                        4,022               103,124
WASHINGTON MUTUAL INCORPORATED                        11,324               428,160
WELLS FARGO & COMPANY#                                17,051               889,892
WILMINGTON TRUST CORPORATION                           1,204                37,517
ZIONS BANCORPORATION                                   1,204                65,762
                                                                     -------------
                                                                     $  10,624,005

EATING & DRINKING PLACES

PERCENT OF NET ASSETS                                                        0.45%

BRINKER INTERNATIONAL
    INCORPORATED+                                      1,849         $      51,254
DARDEN RESTAURANTS INCORPORATED                        2,692                68,996
MCDONALD'S CORPORATION                                10,942               259,982
OUTBACK STEAKHOUSE
    INCORPORATED+                                      1,888                55,432
VIAD CORPORATION                                       1,645                36,404
WENDY'S INTERNATIONAL
    INCORPORATED                                       1,956                69,849
YUM! BRANDS INCORPORATED+                              2,704                82,012
                                                                     -------------
                                                                     $     623,929

EDUCATIONAL SERVICES

PERCENT OF NET ASSETS                                                        0.07%

APOLLO GROUP INCORPORATED
    CLASS A+                                           2,434         $     101,814
                                                                     -------------

ELECTRIC, GAS & SANITARY SERVICES

PERCENT OF NET ASSETS                                                        3.24%

AES CORPORATION+                                       4,881         $      14,741
AMEREN CORPORATION                                     2,328               102,548
AMERICAN ELECTRIC POWER
    COMPANY INCORPORATED                               3,516               119,896
AMERICAN WATER WORKS
    COMPANY INCORPORATED                               2,543               113,087
BG GROUP PLC ADR                                       6,000               130,740
CALPINE CORPORATION+                                   3,754                18,320
CINERGY CORPORATION                                    2,577                88,649
CLP HOLDINGS LIMITED ADR                              41,874               168,568
CONSOLIDATED EDISON INCORPORATED                       2,335                95,011
CONSTELLATION ENERGY GROUP
    INCORPORATED                                       1,865                52,239
DOMINION RESOURCES INCORPORATED                        2,524               158,280
DTE ENERGY COMPANY                                     1,580                67,798
DUKE ENERGY CORPORATION                                8,014               215,016
DYNEGY INCORPORATED CLASS A                            3,943                 8,201
E.ON AG ADR                                            3,854               196,207
EDISON INTERNATIONAL+                                  4,060                48,639
EL PASO CORPORATION                                    5,900                99,769
ENTERGY CORPORATION                                    2,484               104,800
EXELON CORPORATION                                     3,480               162,934
FIRSTENERGY CORPORATION                                4,296               141,768
FPL GROUP INCORPORATED                                 1,535                87,618
HONG KONG & CHINA GAS
    COMPANY LIMITED ADR                              129,648               191,062
HONG KONG ELECTRIC HOLDINGS
    LIMITED ADR                                       47,000               183,178
INTERNATIONAL POWER PLC ADR+                           4,732                95,823
KINDER MORGAN INCORPORATED                             1,300                53,547
MIRANT CORPORATION+                                    2,820                10,660
NATIONAL GRID GROUP PLC ADR                            4,308               151,642
NISOURCE INCORPORATED                                  2,566                51,038
PG&E CORPORATION+                                      5,555                63,049
PINNACLE WEST CAPITAL CORPORATION                      1,708                57,064
PPL CORPORATION                                        1,958                71,173
PROGRESS ENERGY INCORPORATED                           1,976                91,924
PUBLIC SERVICE ENTERPRISE
    GROUP INCORPORATED                                 1,892                66,598

SECURITY NAME                                         SHARES                VALUE
COMMON STOCK (CONTINUED)

RELIANT ENERGY INCORPORATED                            3,777         $      44,757
RWE AG ADR                                             3,856               141,236
SCOTTISH POWER PLC ADR                                 6,125               139,466
SEMPRA ENERGY                                          2,656                63,771
SOUTH JERSEY INDUSTRIES
    INCORPORATED                                       1,800                59,508
SOUTHERN COMPANY                                       7,135               206,630
TXU CORPORATION                                        2,865               138,551
UNITED UTILITIES PLC ADR                               8,909               176,844
WASTE MANAGEMENT INCORPORATED                          6,697               170,305
WILLIAMS COMPANIES INCORPORATED                        5,054                16,274
XCEL ENERGY INCORPORATED                               4,346                41,982
                                                                     -------------
                                                                     $   4,480,911

ELECTRONIC & OTHER ELECTRICAL
EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT

PERCENT OF NET ASSETS                                                        5.96%

ADAPTEC INCORPORATED+                                  1,714         $      10,507
ADC TELECOMMUNICATIONS
    INCORPORATED+                                      7,637                 9,775
ADVANCED FIBRE COMMUNICATIONS
    INCORPORATED+                                      2,043                36,039
ADVANCED MICRO DEVICES
    INCORPORATED+                                      3,405                30,134
AGERE SYSTEMS INCORPORATED
    CLASS A+                                             372                   592
AGERE SYSTEMS INCORPORATED
    CLASS B+                                           9,134                14,066
ALCATEL SA ADR                                        15,104                75,973
ALTERA CORPORATION+                                    3,617                38,738
AMERICAN POWER CONVERSION
    CORPORATION+                                       2,751                34,415
ANALOG DEVICES INCORPORATED+                           3,310                79,771
ANDREW CORPORATION+                                    1,852                18,501
APPLIED MICRO CIRCUITS
    CORPORATION+                                       5,512                21,221
ASML HOLDING NV NY SHARES+                             3,701                37,898
ATMEL CORPORATION+                                     3,846                 8,884
AVX CORPORATION                                        1,292                15,866
BROADCOM CORPORATION CLASS A+                          3,100                51,119
CANON INCORPORATED ADR                                 6,789               232,455
CHARTERED SEMICONDUCTOR
    MANUFACTURING LIMITED ADR+                            79                   936
CIENA CORPORATION+                                     2,390                 9,701
COMVERSE TECHNOLOGY
    INCORPORATED+                                      2,219                18,151
CONEXANT SYSTEMS INCORPORATED+                         4,865                 7,200
COOPER INDUSTRIES LIMITED CLASS A                        931                30,462
CREE INCORPORATED+                                     1,781                24,507
CYPRESS SEMICONDUCTOR
    CORPORATION+                                       1,880                19,796
ECHOSTAR COMMUNICATIONS
    CORPORATION CLASS A+                               3,500                62,300
EMERSON ELECTRIC COMPANY                               4,027               196,437
GEMSTAR-TV GUIDE INTERNATIONAL
    INCORPORATED+                                      2,816                11,602
GENERAL ELECTRIC COMPANY                              83,695             2,523,403
HARRIS CORPORATION                                       971         $      31,023
IMATION CORPORATION+                                   1,593                52,967
INFINEON TECHNOLOGIES AG ADR+                          3,497                39,656
INTEGRATED DEVICE TECHNOLOGY
    INCORPORATED+                                      1,632                21,591
INTEL CORPORATION                                     59,516               992,132
INTERNATIONAL RECTIFIER
    CORPORATION+                                         834                18,148
INTERSIL CORPORATION CLASS A+                          1,720                29,102
JDS UNIPHASE CORPORATION+                             15,584                41,921
KONINKLIJKE (ROYAL) PHILIPS
    ELECTRONICS NV NY SHARES                           8,649               174,710
LATTICE SEMICONDUCTOR
    CORPORATION+                                       1,270                 8,103
LINEAR TECHNOLOGY CORPORATION                          2,826                74,098
LSI LOGIC CORPORATION+                                 4,264                31,255
LUCENT TECHNOLOGIES
    INCORPORATED+                                     34,526                59,730
MATSUSHITA ELECTRIC INDUSTRIAL
    COMPANY LIMITED ADR                               17,390               213,028
MAXIM INTEGRATED PRODUCTS
    INCORPORATED+                                      2,643                83,545
MAYTAG CORPORATION                                     1,375                44,880
MCDATA CORPORATION CLASS A+                            1,566                14,987
MICRON TECHNOLOGY INCORPORATED+                        5,904               101,844
MINEBEA COMPANY LIMITED ADR                           11,000               126,546
MOLEX INCORPORATED                                     1,845                54,797
MOTOROLA INCORPORATED                                 21,524               258,288
MYKROLIS CORPORATION+                                  3,281                23,820
NATIONAL SEMICONDUCTOR
    CORPORATION+                                       1,777                28,414
NETWORK APPLIANCE
    INCORPORATED+                                      3,443                32,846
NIDEC CORPORATION ADR                                    900                49,950
NOKIA OYJ ADR                                         24,667               327,824
NORTEL NETWORKS CORPORATION+                          30,705                32,240
NOVELLUS SYSTEMS INCORPORATED+                         1,492                36,494
NVIDIA CORPORATION+                                    1,870                18,981
OMRON CORPORATION ADR                                    612                87,233
OPENWAVE SYSTEMS INCORPORATED+                         2,008                 2,008
PIONEER CORPORATION ADR                                6,864               120,600
QLOGIC CORPORATION+                                    1,224                41,065
QUALCOMM INCORPORATED+                                 6,964               192,972
RAMBUS INCORPORATED+                                   1,775                 9,674
RF MICRO DEVICES INCORPORATED+                         2,812                18,812
SANMINA-SCI CORPORATION+                               5,288                18,720
SANYO ELECTRIC COMPANY
    LIMITED ADR                                        4,050                78,975
SCIENTIFIC-ATLANTA INCORPORATED                        2,016                29,716
SGL CARBON AG ADR+                                    10,562                64,006
SILICON LABORATORIES
    INCORPORATED+                                        747                16,875
SKYWORKS SOLUTIONS
    INCORPORATED+                                      1,707                 7,169
SONY CORPORATION ADR                                   5,197               226,121
STMICROELECTRONICS
    NV NY SHARES                                       4,209                84,769
TDK CORPORATION ADR                                    1,610                74,865

SECURITY NAME                                         SHARES                VALUE
COMMON STOCK (CONTINUED)

TELFONAKTIEBOLAGET LM
    ERICSSON ADR+                                     60,407         $      44,097
TELLABS INCORPORATED+                                  2,823                15,950
TEXAS INSTRUMENTS INCORPORATED                        15,203               299,499
THOMAS & BETTS CORPORATION+                            1,618                26,131
US INDUSTRIES INCORPORATED+                            1,406                 4,330
VARIAN SEMICONDUCTOR
    EQUIPMENT ASSOCIATES
    INCORPORATED+                                        936                19,581
VISHAY INTERTECHNOLOGY
    INCORPORATED+                                      1,843                26,392
VITESSE SEMICONDUCTOR
    CORPORATION+                                       1,637                 2,177
WHIRLPOOL CORPORATION                                    717                39,657
XILINX INCORPORATED+                                   3,284                63,447
                                                                     -------------
                                                                     $   8,258,210

ENGINEERING, ACCOUNTING, RESEARCH,
MANAGEMENT & RELATED SERVICES

PERCENT OF NET ASSETS                                                        0.46%

APPLERA CORPORATION-CELERA
    GENOMICS GROUP+                                    3,024         $      28,577
CURAGEN CORPORATION+                                   3,554                20,649
DUN & BRADSTREET CORPORATION+                          1,657                58,476
FLUOR CORPORATION                                        875                24,203
HALLIBURTON COMPANY                                    4,874                74,085
MILLENNIUM PHARMACEUTICALS
    INCORPORATED+                                      3,862                47,348
MONSANTO COMPANY                                       4,099                75,299
MOODY'S CORPORATION                                    1,768                85,430
PAYCHEX INCORPORATED                                   3,494                81,760
QUEST DIAGNOSTICS INCORPORATED+                        1,078                60,422
QUINTILES TRANSNATIONAL
    CORPORATION+                                       2,196                22,026
SERVICEMASTER LIMITED PARTNERSHIP                      5,101                56,723
UNITEDGLOBALCOM INCORPORATED
    CLASS A+                                           2,197                 3,823
                                                                     -------------
                                                                     $     638,821

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT

PERCENT OF NET ASSETS                                                        0.62%

BALL CORPORATION                                         900         $      44,829
CORUS GROUP PLC ADR+                                   6,964                60,865
CRANE COMPANY                                          1,410                32,219
FORTUNE BRANDS INCORPORATED                            1,136                59,606
ILLINOIS TOOL WORKS INCORPORATED                       2,770               189,800
KAWASAKI STEEL CORPORATION ADR+                        7,566                88,700
LOCKHEED MARTIN CORPORATION                            4,267               270,186
MASCO CORPORATION                                      4,414               106,642
                                                                     -------------
                                                                     $     852,847

FOOD & KINDRED PRODUCTS

PERCENT OF NET ASSETS                                                        3.56%

ADOLPH COORS COMPANY                                     347         $      20,837
ANHEUSER-BUSCH COMPANIES
    INCORPORATED                                       6,570               349,261
ARCHER-DANIELS-MIDLAND COMPANY                         6,331                77,175
CADBURY SCHWEPPES PLC ADR                              9,534               279,918
CAMPBELL SOUP COMPANY                                  3,153         $      72,992
COCA-COLA COMPANY                                     21,312             1,086,911
COCA-COLA ENTERPRISES
    INCORPORATED                                       4,279                86,479
COMPASS GROUP PLC ADR                                 17,300                87,912
CONAGRA FOODS INCORPORATED                             4,537               119,278
DIAGEO PLC ADR                                         6,850               330,924
FLOWERS FOODS INCORPORATED+                            2,792                64,216
GENERAL MILLS INCORPORATED                             2,351                98,954
GROUPE DANONE ADR                                      4,697               117,425
HEINZ (H J) COMPANY                                    2,434                91,932
HERSHEY FOODS CORPORATION                              1,048                79,386
HORMEL FOODS CORPORATION                               1,794                40,957
J M SMUCKER COMPANY                                      417                15,158
KELLOGG COMPANY                                        3,937               126,614
KIRIN BREWERY COMPANY
    LIMITED ADR+                                       3,363               216,914
LVMH MOET HENNESSY
    LOUIS VUITTON ADR                                 17,746               149,954
MCCORMICK & COMPANY
    INCORPORATED                                       1,886                43,661
NESTLE SA ADR                                          7,525               403,678
PEPSI BOTTLING GROUP
    INCORPORATED                                       2,200                64,240
PEPSIAMERICAS INCORPORATED                             1,087                15,566
PEPSICO INCORPORATED                                  14,760               583,758
SARA LEE CORPORATION                                   7,396               136,382
SMITHFIELD FOODS INCORPORATED+                         1,986                35,212
TYSON FOODS INCORPORATED
    CLASS A                                            2,300                28,566
WM WRIGLEY JR COMPANY                                  2,188               111,391
                                                                     -------------
                                                                     $   4,935,651

FOOD STORES

PERCENT OF NET ASSETS                                                        0.63%

ALBERTSON'S INCORPORATED                               3,385         $      87,062
COLES MYER LIMITED ADR                                 5,630               142,270
ITO-YOKADO COMPANY
    LIMITED ADR                                        3,564               154,107
KONINKLIJKE AHOLD NV ADR                              11,334               192,678
KROGER COMPANY+                                        7,185               129,905
STARBUCKS CORPORATION+                                 4,119                82,792
WHOLE FOODS MARKET
    INCORPORATED+                                      1,383                61,765
WINN-DIXIE STORES INCORPORATED                           987                15,940
                                                                     -------------
                                                                     $     866,519

FOREIGN DEPOSITORY INSTITUTIONS

PERCENT OF NET ASSETS                                                        2.83%

ABN AMRO HOLDING NV ADR                               16,500         $     267,960
ALLIED IRISH BANKS PLC ADR                             8,623               223,594
BANCO BILBAO VIZCAYA
    ARGENTARIA SA ADR                                 22,690               221,908
BANCO COMERCIAL PORTUGUES
    SA ADR                                             7,210                99,570
BANCO SANTANDER CENTRAL
    HISPANO SA ADR                                    50,311               333,059
BARCLAYS PLC ADR                                      11,319               327,119
BAYERISCHE HYPO-UND
    VEREINSBANK AG ADR                                 3,440                74,216

SECURITY NAME                                         SHARES                VALUE
COMMON STOCK (CONTINUED)

BNP PARIBAS SA ADR                                     7,472         $     174,248
DEUTSCHE BANK AG                                       1,773               109,217
HBOS PLC ADR                                           7,100               238,552
HSBC HOLDINGS PLC ADR                                  7,812               446,534
LLOYDS TSB GROUP PLC ADR                               5,760               205,344
NATIONAL AUSTRALIA BANK
    LIMITED ADR                                        3,316               317,474
NATIONAL BANK OF GREECE SA ADR                         1,130                 4,249
SANPAOLO IMI SPA ADR                                  15,662               263,278
SOCIETE GENERALE ADR                                   9,849               116,772
SUMITOMO MITSUI BANKING
    CORPORATION ADR                                   25,000               128,410
WESTPAC BANKING CORPORATION
    LIMITED ADR                                        8,955               371,633
                                                                     -------------
                                                                     $   3,923,137

FORESTRY

PERCENT OF NET ASSETS                                                        0.07%

WEYERHAEUSER COMPANY                                   1,737         $      94,684
                                                                     -------------

FURNITURE & FIXTURES

PERCENT OF NET ASSETS                                                        0.34%

ETHAN ALLEN INTERIORS
    INCORPORATED                                       1,168         $      39,689
HERMAN MILLER INCORPORATED                             2,012                31,166
HON INDUSTRIES INCORPORATED                            2,586                71,037
JOHNSON CONTROLS INCORPORATED                          1,114                96,127
LEAR CORPORATION+                                        900                41,940
LEGGETT & PLATT INCORPORATED                           2,374                54,958
NEWELL RUBBERMAID INCORPORATED                         2,513                86,950
ROCKWELL COLLINS INCORPORATED                          2,358                50,108
                                                                     -------------
                                                                     $     471,975

GENERAL MERCHANDISE STORES

PERCENT OF NET ASSETS                                                        2.32%

BIG LOTS INCORPORATED+                                 2,036         $      34,307
BJ'S WHOLESALE CLUB INCORPORATED+                        840                20,622
DOLLAR GENERAL CORPORATION                             3,645                54,602
FAMILY DOLLAR STORES INCORPORATED                      2,551                72,831
FEDERATED DEPARTMENT STORES
    INCORPORATED+                                      2,013                72,267
J C PENNEY COMPANY INCORPORATED                        2,283                39,633
MAY DEPARTMENT STORES COMPANY                          2,797                82,036
MITSUKOSHI LIMITED ADR                                 2,846                84,973
SAKS INCORPORATED+                                     2,329                24,734
SEARS ROEBUCK & COMPANY                                3,054               138,988
TARGET CORPORATION                                     8,359               285,878
TESCO PLC ADR                                         14,149               138,874
TJX COMPANIES INCORPORATED                             5,094               100,759
WAL-MART STORES INCORPORATED                          38,508             2,059,408
                                                                     -------------
                                                                     $   3,209,912

HEALTH SERVICES

PERCENT OF NET ASSETS                                                        0.54%

CAREMARK RX INCORPORATED+                              3,190         $      51,678
FIRST HEALTH GROUP CORPORATION+                        1,986                52,649
HCA INCORPORATED                                       5,422               252,394
HEALTH MANAGEMENT ASSOCIATES
    INCORPORATED CLASS A+                              2,494                48,010
HEALTHSOUTH CORPORATION+                               5,433         $      29,284
LABORATORY CORPORATION OF
    AMERICA HOLDINGS+                                  1,500                47,175
TENET HEALTHCARE CORPORATION+                          4,908               231,510
UNIVERSAL HEALTH SERVICES
    INCORPORATED CLASS B+                                709                32,415
                                                                     -------------
                                                                     $     745,115

HOLDING & OTHER INVESTMENT OFFICES

PERCENT OF NET ASSETS                                                        0.10%

MITSUBISHI TOKYO FINANCIAL
    GROUP ADR                                         20,000         $     136,600
                                                                     -------------

HOME FURNITURE, FURNISHINGS &
EQUIPMENT STORES

PERCENT OF NET ASSETS                                                        0.18%

BED BATH & BEYOND
    INCORPORATED+                                      2,806         $      89,960
BEST BUY COMPANY
    INCORPORATED+                                      3,091                65,529
CIRCUIT CITY STORES-CIRCUIT
    CITY GROUP                                         2,492                34,738
PIER 1 IMPORTS INCORPORATED                            1,398                25,024
RADIOSHACK CORPORATION+                                1,722                37,522
                                                                     -------------
                                                                     $     252,773

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES

PERCENT OF NET ASSETS                                                        0.28%

ACCOR SA ADR                                           7,251         $     126,216
HILTON HOTELS CORPORATION                              3,860                44,429
MANDALAY RESORT GROUP+                                 1,230                37,023
MARRIOTT INTERNATIONAL
    INCORPORATED CLASS A                               2,081                68,111
MGM MIRAGE INCORPORATED+                               1,514                53,732
STARWOOD HOTELS & RESORTS
    WORLDWIDE INCORPORATED                             2,218                57,180
                                                                     -------------
                                                                     $     386,691

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT

PERCENT OF NET ASSETS                                                        4.56%

3M COMPANY                                             3,080         $     384,846
AMERICAN STANDARD COMPANIES
    INCORPORATED+                                        670                47,992
APPLE COMPUTER INCORPORATED+                           4,133                60,962
APPLIED MATERIALS INCORPORATED+                       14,472               193,346
AXCELIS TECHNOLOGIES
    INCORPORATED+                                      2,999                20,294
BAKER HUGHES INCORPORATED                              3,431                94,353
BLACK & DECKER CORPORATION                               907                40,697
CATERPILLAR INCORPORATED                               2,999               130,876
CDW COMPUTER CENTERS
    INCORPORATED+                                        744                31,932
CIRRUS LOGIC INCORPORATED+                             2,138                 8,445
CISCO SYSTEMS INCORPORATED+                           65,704               908,029
COOPER CAMERON CORPORATION+                              770                34,527
DEERE & COMPANY                                        2,015                92,529
DELL COMPUTER CORPORATION+                            23,586               627,859
DIEBOLD INCORPORATED                                   1,084                39,067

SECURITY NAME                                         SHARES                VALUE
COMMON STOCK (CONTINUED)

DOVER CORPORATION                                      1,736         $      49,875
EATON CORPORATION                                        800                56,592
EMC CORPORATION+                                      20,756               140,311
EMULEX CORPORATION+                                    1,600                27,008
ENPRO INDUSTRIES INCORPORATED+                           220                   867
GATEWAY INCORPORATED+                                  3,391                11,869
GRANT PRIDECO INCORPORATED+                            2,866                28,115
HEWLETT-PACKARD COMPANY                               28,761               386,260
HITACHI LIMITED ADR                                    3,862               206,269
IBM CORPORATION                                       15,555             1,172,535
INGERSOLL-RAND COMPANY CLASS A                         1,608                60,380
INTERNATIONAL GAME TECHNOLOGY+                         1,072                69,337
JABIL CIRCUIT INCORPORATED+                            2,120                39,665
JUNIPER NETWORKS INCORPORATED+                         3,566                25,925
KOMATSU LIMITED ADR                                    6,831                92,874
LAM RESEARCH CORPORATION+                              1,961                22,806
LEXMARK INTERNATIONAL
    INCORPORATED+                                      1,161                54,799
MAKITA CORPORATION ADR                                16,672                98,865
MAXTOR CORPORATION+                                    3,730                13,838
NEC CORPORATION ADR                                   23,699               130,581
PALL CORPORATION                                       1,741                29,423
PALM INCORPORATED+                                     5,627                 4,277
PARKER-HANNIFIN CORPORATION                            1,311                53,174
PITNEY BOWES INCORPORATED                              2,375                86,094
QUANTUM CORPORATION+                                   1,891                 5,578
RIVERSTONE NETWORKS
    INCORPORATED+                                      4,530                 4,077
SIEMENS AG ADR                                         4,413               206,926
SILICON GRAPHICS INCORPORATED+                         3,788                 4,470
SMITH INTERNATIONAL INCORPORATED+                      1,550                50,298
SOLECTRON CORPORATION+                                 8,321                30,954
STANLEY WORKS                                            954                33,276
STORAGE TECHNOLOGY CORPORATION+                        2,090                28,529
SYMBOL TECHNOLOGIES INCORPORATED                       3,003                27,387
UNITED TECHNOLOGIES CORPORATION                        4,919               292,139
VIVENDI UNIVERSAL SA ADR                               3,867                50,116
                                                                     -------------
                                                                     $   6,311,243

INSURANCE AGENTS, BROKERS & SERVICE

PERCENT OF NET ASSETS                                                        0.20%

AON CORPORATION                                        2,416         $      47,740
MARSH & MCLENNAN COMPANIES
    INCORPORATED                                       4,742               230,698
                                                                     -------------
                                                                     $     278,438

INSURANCE CARRIERS

PERCENT OF NET ASSETS                                                        4.41%

21ST CENTURY INSURANCE GROUP                           1,087         $      14,077
ACE LIMITED                                            2,400                76,344
AEGON NV ADR                                          10,173               147,610
AETNA INCORPORATED                                     1,259                53,646
AFLAC INCORPORATED                                     4,506               137,929
ALLEGHANY CORPORATION+                                   200                36,550
ALLIANZ AG ADR                                         8,487               107,955
ALLMERICA FINANCIAL CORPORATION                          585                13,016
ALLSTATE CORPORATION                                   8,383               312,015
AMBAC FINANCIAL GROUP
    INCORPORATED                                       1,014                58,315
AMERICAN FINANCIAL GROUP
    INCORPORATED                                         808         $      20,216
AMERICAN INTERNATIONAL GROUP
    INCORPORATED                                      26,405             1,658,233
AMERICAN NATIONAL INSURANCE
    COMPANY                                              231                17,614
ANTHEM INCORPORATED+                                   1,300                82,043
AXA ADR                                               13,958               191,225
CHUBB CORPORATION                                      1,441                89,183
CIGNA CORPORATION                                      1,894               161,217
CINCINNATI FINANCIAL CORPORATION                       1,423                56,536
HARTFORD FINANCIAL SERVICES GROUP                      2,438               121,949
ING GROUP NV ADR                                       9,418               206,537
JEFFERSON-PILOT CORPORATION                            1,252                52,734
JOHN HANCOCK FINANCIAL SERVICES
    INCORPORATED                                       3,693               112,083
LINCOLN NATIONAL CORPORATION                           1,708                63,281
LOEWS CORPORATION                                      1,270                66,688
MARKEL CORPORATION+                                      231                48,198
MBIA INCORPORATED                                      1,359                62,460
MERCURY GENERAL CORPORATION                            1,097                49,365
METLIFE INCORPORATED                                   6,450               173,634
MGIC INVESTMENT CORPORATION                            1,018                61,294
MILLEA HOLDINGS
    INCORPORATED ADR                                   5,766               234,676
OLD REPUBLIC INTERNATIONAL
    CORPORATION                                        1,630                52,323
OXFORD HEALTH PLANS
    INCORPORATED+                                      1,537                62,325
PACIFICARE HEALTH SYSTEMS
    INCORPORATED+                                        758                17,426
PMI GROUP INCORPORATED                                 1,412                47,867
PRINCIPAL FINANCIAL GROUP
    INCORPORATED+                                      3,100                90,923
PROGRESSIVE CORPORATION                                2,109               113,359
PROTECTIVE LIFE CORPORATION                              773                25,393
PRUDENTIAL FINANCIAL INCORPORATED+                     5,700               172,140
RADIAN GROUP INCORPORATED                              1,380                59,975
RLI CORPORATION                                          600                33,690
SAFECO CORPORATION                                     1,609                53,274
ST PAUL COMPANIES INCORPORATED                         1,945                59,167
TORCHMARK CORPORATION                                    919                34,325
TRANSATLANTIC HOLDINGS INCORPORATED                      205                14,856
TRAVELERS PROPERTY CASUALTY
    CORPORATION CLASS A+                               2,265                35,603
TRAVELERS PROPERTY CASUALTY
    CORPORATION CLASS B+                               4,653                75,802
UNITEDHEALTH GROUP INCORPORATED                        3,235               285,812
UNITRIN INCORPORATED                                     824                26,121
UNUMPROVIDENT CORPORATION                              3,109                72,004
WELLPOINT HEALTH NETWORKS
    INCORPORATED+                                      1,458               108,431
XL CAPITAL LIMITED CLASS A                             1,300                95,693
ZURICH FINANCIAL SERVICES
    AG ADR                                             7,723                76,427
                                                                     -------------
                                                                     $   6,099,559

LUMBER & WOOD PRODUCTS,
EXCEPT FURNITURE

PERCENT OF NET ASSETS                                                        0.03%

GEORGIA-PACIFIC CORPORATION                            2,230         $      46,942
                                                                     -------------

SECURITY NAME                                         SHARES                VALUE
COMMON STOCK (CONTINUED)

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL
GOODS

PERCENT OF NET ASSETS                                                        2.27%

ADVANCED MEDICAL OPTICS
    INCORPORATED+                                      1,723         $      15,266
ADVANTEST CORPORATION ADR                              4,664                56,901
AGILENT TECHNOLOGIES INCORPORATED+                     4,805                64,531
ALLERGAN INCORPORATED                                  1,454                85,379
APPLERA CORPORATION-APPLIED
    BIOSYSTEMS GROUP                                   2,684                53,170
BAUSCH & LOMB INCORPORATED                             1,009                31,773
BAXTER INTERNATIONAL INCORPORATED                      5,342               193,861
BECKMAN COULTER INCORPORATED                           1,372                54,866
BECTON DICKINSON & COMPANY                             2,412                73,638
BIOMET INCORPORATED                                    2,718                73,006
BOSTON SCIENTIFIC CORPORATION+                         4,567               133,128
C R BARD INCORPORATED                                    624                34,158
DANAHER CORPORATION                                    1,353                81,383
DENTSPLY INTERNATIONAL
    INCORPORATED                                       1,936                76,801
EASTMAN KODAK COMPANY                                  2,515                76,808
FUJI PHOTO FILM COMPANY
    LIMITED ADR                                        6,392               199,239
GENERAL MOTORS CORPORATION
    CLASS H+                                           8,322                85,633
GUIDANT CORPORATION+                                   3,118               114,742
KLA-TENCOR CORPORATION+                                1,772                58,246
LS STARRETT CORPORATION CLASS A                        2,400                56,400
MEDTRONIC INCORPORATED                                11,017               453,680
MICROCHIP TECHNOLOGY
    INCORPORATED+                                      2,472                52,036
MILLIPORE CORPORATION                                  1,064                37,549
OLYMPUS OPTICAL COMPANY
    LIMITED ADR                                        6,384                91,050
PERKINELMER INCORPORATED                               1,048                 5,974
RAYTHEON COMPANY                                       3,915               137,025
RICOH COMPANY LIMITED ADR                              1,822               162,891
ROCKWELL AUTOMATION
    INCORPORATED                                       1,958                36,066
ST JUDE MEDICAL INCORPORATED+                          2,136                79,481
STERIS CORPORATION+                                    2,262                51,619
STRYKER CORPORATION                                    1,992               112,289
SYBRON DENTAL SPECIALTIES
    INCORPORATED+                                      2,590                39,575
TEKTRONIX INCORPORATED+                                1,152                19,999
TERADYNE INCORPORATED+                                 1,707                21,594
THERMO ELECTRON CORPORATION+                           1,777                31,595
VARIAN INCORPORATED+                                   1,351                42,611
WATERS CORPORATION+                                    1,443                36,046
XEROX CORPORATION+                                     6,329                44,366
ZIMMER HOLDINGS INCORPORATED+                          2,001                73,837
                                                                     -------------
                                                                     $   3,148,212

METAL MINING

PERCENT OF NET ASSETS                                                        0.49%

NEWMONT MINING CORPORATION                             4,542         $     129,402
PHELPS DODGE CORPORATION+                              1,051                33,958
RIO TINTO PLC ADR                                      2,902         $     206,622
SONS OF GWALIA LIMITED ADR                            24,314               315,416
                                                                     -------------
                                                                     $     685,398

MINING & QUARRYING OF NONMETALLIC
MINERALS, EXCEPT FUELS

PERCENT OF NET ASSETS                                                        0.09%

PECHINEY SA ADR                                        3,953         $      72,142
VULCAN MATERIALS COMPANY                               1,317                51,389
                                                                     -------------
                                                                     $     123,531

MISCELLANEOUS MANUFACTURING INDUSTRIES

PERCENT OF NET ASSETS                                                        0.39%

CALLAWAY GOLF COMPANY                                  1,954         $      28,978
HASBRO INCORPORATED                                    2,142                28,167
MATTEL INCORPORATED                                    5,642               109,624
TIFFANY & COMPANY                                      1,484                36,803
TYCO INTERNATIONAL LIMITED                            21,475               336,943
                                                                     -------------
                                                                     $     540,515

MISCELLANEOUS RETAIL

PERCENT OF NET ASSETS                                                        0.62%

AMAZON.COM INCORPORATED+                               2,197         $      32,823
BARNES & NOBLE INCORPORATED+                             843                19,296
BORDERS GROUP INCORPORATED+                            1,410                26,593
COSTCO WHOLESALE CORPORATION+                          4,338               144,933
CVS CORPORATION                                        4,266               125,378
DOLLAR TREE STORES INCORPORATED+                       1,569                38,613
OFFICE DEPOT INCORPORATED+                             3,777                48,799
RITE AID CORPORATION+                                  5,406                11,353
STAPLES INCORPORATED+                                  4,914                68,305
TOYS R US INCORPORATED+                                2,037                27,153
WALGREEN COMPANY                                       8,936               310,526
                                                                     -------------
                                                                     $     853,772

MOTION PICTURES

PERCENT OF NET ASSETS                                                        0.42%

LIBERTY MEDIA CORPORATION
    CLASS A+                                          28,000         $     234,080
MACROVISION CORPORATION+                               1,277                17,674
WALT DISNEY COMPANY                                   20,663               323,996
                                                                     -------------
                                                                     $     575,750

MOTOR FREIGHT TRANSPORTATION &
WAREHOUSING

PERCENT OF NET ASSETS                                                        0.46%

CNF INCORPORATED                                       1,473         $      45,221
UNITED PARCEL SERVICE
    INCORPORATED CLASS B                               9,300               594,363
                                                                     -------------
                                                                     $     639,584

NONDEPOSITORY CREDIT INSTITUTIONS

PERCENT OF NET ASSETS                                                        1.73%

AMERICAN EXPRESS COMPANY                              12,062         $     434,956
CAPITAL ONE FINANCIAL
    CORPORATION                                        2,292                81,756
COUNTRYWIDE CREDIT INDUSTRIES
    INCORPORATED                                       1,114                58,474
FHLMC                                                  7,175               459,918
FNMA                                                   8,931               676,791

SECURITY NAME                                         SHARES                VALUE
COMMON STOCK (CONTINUED)

HOUSEHOLD INTERNATIONAL
    INCORPORATED                                       4,967         $     179,358
MBNA CORPORATION                                      11,644               235,209
ORIX CORPORATION ADR                                   2,882               103,032
PROVIDIAN FINANCIAL CORPORATION+                       2,072                11,769
SLM CORPORATION                                        1,658               151,956
                                                                     -------------
                                                                     $   2,393,219

OIL & GAS EXTRACTION

PERCENT OF NET ASSETS                                                        2.04%

ANADARKO PETROLEUM CORPORATION                         2,636         $     117,671
APACHE CORPORATION                                     1,636                90,078
BHP BILLITON LIMITED ADR                              11,176               111,760
BJ SERVICES COMPANY+                                   2,127                64,895
BURLINGTON RESOURCES
    INCORPORATED                                       2,258                86,865
DEVON ENERGY CORPORATION                               1,993                93,671
DIAMOND OFFSHORE DRILLING
    INCORPORATED                                       1,120                25,021
ENI SPA ADR                                            3,992               300,997
ENSCO INTERNATIONAL
    INCORPORATED                                       2,139                57,047
EOG RESOURCES INCORPORATED                             1,722                59,994
KERR-MCGEE CORPORATION                                 1,315                61,608
KEY PRODUCTION COMPANY
    INCORPORATED+                                      2,300                42,826
NOBLE CORPORATION+                                     1,799                55,769
NOBLE ENERGY INCORPORATED                              1,473                49,125
OCCIDENTAL PETROLEUM CORPORATION                       3,930               116,721
OCEAN ENERGY INCORPORATED                              2,600                54,496
PATTERSON-UTI ENERGY
    INCORPORATED+                                      1,300                32,474
PIONEER NATURAL RESOURCES
    COMPANY+                                           2,100                52,269
REPSOL YPF SA ADR                                     13,747               179,536
ROWAN COMPANIES INCORPORATED                           1,899                39,081
SCHLUMBERGER LIMITED                                   4,675               201,680
SHELL TRANSPORT & TRADING
    COMPANY PLC ADR                                    6,205               251,799
TOTAL FINA ELF SA ADR                                  7,060               503,519
TRANSOCEAN INCORPORATED                                2,897                70,977
VARCO INTERNATIONAL INCORPORATED+                      3,113                54,882
XTO ENERGY INCORPORATED                                2,500                50,625
                                                                     -------------
                                                                     $   2,825,386

PAPER & ALLIED PRODUCTS

PERCENT OF NET ASSETS                                                        0.56%

BEMIS COMPANY INCORPORATED                               771         $      40,848
BOISE CASCADE CORPORATION                                915                24,751
BOWATER INCORPORATED                                     746                30,496
INTERNATIONAL PAPER COMPANY                            3,834               144,350
KIMBERLY-CLARK CORPORATION                             4,310               257,910
MEADWESTVACO CORPORATION                               1,955                45,532
PACTIV CORPORATION+                                    2,021                36,701
SONOCO PRODUCTS COMPANY                                1,522                35,889
STORA ENSO OYJ ADR                                     5,672                61,825
TEMPLE-INLAND INCORPORATED                               542                27,723
UPM-KYMMENE OYJ ADR                                    2,324                75,623
                                                                     -------------
                                                                     $     781,648

PERSONAL SERVICES

PERCENT OF NET ASSETS                                                        0.16%

CINTAS CORPORATION                                     2,149         $      94,577
H&R BLOCK INCORPORATED                                 2,466               120,587
                                                                     -------------
                                                                     $     215,164

PETROLEUM REFINING & RELATED INDUSTRIES

PERCENT OF NET ASSETS                                                        3.62%

AMERADA HESS CORPORATION                                 988         $      72,223
ASHLAND INCORPORATED                                     715                20,492
BP PLC ADR                                            15,720               735,696
CHEVRONTEXACO CORPORATION                              9,819               752,430
CONOCO INCORPORATED                                    6,175               151,596
EXXON MOBIL CORPORATION                               65,888             2,335,729
MARATHON OIL CORPORATION                               4,215               104,321
MURPHY OIL CORPORATION                                 1,161                99,440
PHILLIPS PETROLEUM COMPANY                             3,742               196,754
ROYAL DUTCH PETROLEUM
    COMPANY NY SHARES                                  6,434               290,817
SUNOCO INCORPORATED                                    2,334                82,810
UNOCAL CORPORATION                                     2,797                92,497
VALERO ENERGY CORPORATION                              2,244                72,863
                                                                     -------------
                                                                     $   5,007,668

PRIMARY METAL INDUSTRIES

PERCENT OF NET ASSETS                                                        0.48%

ALCOA INCORPORATED                                     8,323         $     208,824
ALLEGHENY TECHNOLOGIES
    INCORPORATED                                       1,900                16,511
COMMSCOPE INCORPORATED+                                1,850                12,506
ENGELHARD CORPORATION                                  1,753                45,858
HUBBELL INCORPORATED CLASS B                           1,050                33,705
JOHNSON MATTHEY PLC ADR                                2,858                78,695
KUBOTA CORPORATION ADR                                10,168               146,928
NUCOR CORPORATION                                      1,032                51,641
PRECISION CASTPARTS CORPORATION                        1,100                25,058
SCHNITZER STEEL INDUSTRIES
    INCORPORATED                                       2,200                41,580
                                                                     -------------
                                                                     $     661,306

PRINTING, PUBLISHING & ALLIED INDUSTRIES

PERCENT OF NET ASSETS                                                        1.68%

AMERICAN GREETINGS
    CORPORATION CLASS A                                2,431         $      40,598
BELO CORPORATION CLASS A                               2,674                61,368
DOW JONES & COMPANY
    INCORPORATED                                       1,113                47,358
EW SCRIPPS COMPANY CLASS A                               692                49,201
GANNETT COMPANY INCORPORATED                           2,242               170,302
HARTE-HANKS INCORPORATED                               2,353                48,354
HOLLINGER INTERNATIONAL
    INCORPORATED                                       5,550                54,668
KNIGHT-RIDDER INCORPORATED                               722                43,847
MCGRAW-HILL COMPANIES
    INCORPORATED                                       1,505                95,432
MEREDITH CORPORATION                                   1,638                64,898
NEW YORK TIMES
    COMPANY CLASS A                                    1,445                68,204
NEWS CORPORATION LIMITED ADR                           4,826               103,759
PEARSON PLC ADR                                        9,202                94,321

SECURITY NAME                                         SHARES                VALUE
COMMON STOCK (CONTINUED)

READERS DIGEST ASSOCIATION
    INCORPORATED CLASS A                               1,024         $      17,490
REED ELSEVIER NV ADR                                   6,478               165,189
REED ELSEVIER PLC ADR                                  2,867               104,502
REYNOLDS & REYNOLDS COMPANY                            1,540                38,269
RR DONNELLEY & SONS COMPANY                            1,216                32,078
TOPPAN PRINTING COMPANY
    LIMITED ADR                                        1,909                85,818
TRIBUNE COMPANY                                        2,896               120,792
VALASSIS COMMUNICATIONS
    INCORPORATED+                                        966                36,360
VIACOM INCORPORATED CLASS B+                          17,446               710,052
WASHINGTON POST COMPANY CLASS B                          115                74,405
                                                                     -------------
                                                                     $   2,327,265

RAILROAD TRANSPORTATION

PERCENT OF NET ASSETS                                                        0.27%

BURLINGTON NORTHERN SANTA FE
    CORPORATION                                        2,770         $      79,665
CSX CORPORATION                                        1,561                54,370
KANSAS CITY SOUTHERN INDUSTRIES
    INCORPORATED+                                      3,413                51,707
NORFOLK SOUTHERN CORPORATION                           3,345                70,011
UNION PACIFIC CORPORATION                              1,944               117,709
                                                                     -------------
                                                                     $     373,462

REAL ESTATE

PERCENT OF NET ASSETS                                                        0.03%

LNR PROPERTY CORPORATION                               1,000         $      34,750
                                                                     -------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS

PERCENT OF NET ASSETS                                                        0.18%

BRIDGESTONE CORPORATION ADR                            2,660         $      68,427
GOODYEAR TIRE & RUBBER
    COMPANY                                            1,383                18,698
NIKE INCORPORATED CLASS B                              2,615               112,916
NORTEK INCORPORATED+                                     800                35,280
SEALED AIR CORPORATION+                                1,223                18,944
                                                                     -------------
                                                                     $     254,265

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES

PERCENT OF NET ASSETS                                                        1.63%

AG EDWARDS INCORPORATED                                1,155         $      43,474
AMVESCAP PLC ADR                                       5,218                73,052
BEAR STEARNS COMPANIES
    INCORPORATED                                       1,347                86,114
CHARLES SCHWAB CORPORATION                            13,707               125,830
CREDIT SUISSE GROUP ADR                                6,305               146,528
FRANKLIN RESOURCES INCORPORATED                        2,769                96,915
GABELLI ASSET MANAGEMENT
    INCORPORATED CLASS A+                              1,000                30,750
GOLDMAN SACHS GROUP
    INCORPORATED                                       4,820               372,586
LEGG MASON INCORPORATED                                  922                44,505
LEHMAN BROTHERS HOLDINGS
    INCORPORATED                                       2,541               144,862
MERRILL LYNCH & COMPANY
    INCORPORATED                                       9,853               356,876
MORGAN STANLEY                                        11,998         $     512,555
NOMURA HOLDINGS
    INCORPORATED ADR                                  11,303               149,200
STILWELL FINANCIAL INCORPORATED                        2,428                33,846
T ROWE PRICE GROUP
    INCORPORATED                                       1,438                40,681
                                                                     -------------
                                                                     $   2,257,774

STONE, CLAY, GLASS & CONCRETE PRODUCTS

PERCENT OF NET ASSETS                                                        0.40%

CABOT MICROELECTRONICS
    CORPORATION+                                         755         $      32,050
CORNING INCORPORATED+                                  8,738                17,476
DONNELLY CORPORATION                                   1,400                38,164
HANSON PLC ADR                                         5,539               168,718
HOLCIM LIMITED ADR                                     7,498               141,924
LAFARGE SA ADR                                         5,412               125,288
OWENS-ILLINOIS INCORPORATED+                           2,200                25,740
                                                                     -------------
                                                                     $     549,360

TOBACCO PRODUCTS

PERCENT OF NET ASSETS                                                        0.99%

BRITISH AMERICAN
    TOBACCO PLC ADR                                    5,356         $     123,188
PHILIP MORRIS COMPANIES
    INCORPORATED                                      18,890               944,500
RJ REYNOLDS TOBACCO
    HOLDINGS INCORPORATED                              1,502                88,378
SWEDISH MATCH AB ADR                                   1,760               143,493
UST INCORPORATED                                       2,153                74,731
                                                                     -------------
                                                                     $   1,374,290

TRANSPORTATION BY AIR

PERCENT OF NET ASSETS                                                        0.44%

AIRBORNE INCORPORATED                                  2,083         $      26,787
AMR CORPORATION+                                       1,738                17,710
BAA PLC ADR                                           13,372               114,804
CONTINENTAL AIRLINES
    INCORPORATED CLASS B+                              1,164                11,838
DELTA AIR LINES INCORPORATED                           1,209                21,242
FEDEX CORPORATION                                      3,038               143,849
JAPAN AIRLINES COMPANY
    LIMITED ADR                                       22,383               108,334
NORTHWEST AIRLINES CORPORATION+                          685                 6,966
SOUTHWEST AIRLINES COMPANY                            10,765               152,971
                                                                     -------------
                                                                     $     604,501

TRANSPORTATION EQUIPMENT

PERCENT OF NET ASSETS                                                        2.34%

AUTOLIV INCORPORATED                                   2,000         $      43,800
BAE SYSTEMS PLC ADR                                    5,935               112,374
BOEING COMPANY                                         8,953               331,888
BRUNSWICK CORPORATION                                  1,680                41,076
DAIMLERCHRYSLER AG+                                    7,501               321,493
DANA CORPORATION                                       1,814                30,729
DELPHI CORPORATION                                     5,662                55,204
FIAT SPA ADR                                          11,658               133,134
FORD MOTOR COMPANY                                    17,205               202,503
GENERAL DYNAMICS CORPORATION                           1,844               145,012
GENERAL MOTORS CORPORATION                             5,459               261,268

SECURITY NAME                                         SHARES                VALUE
COMMON STOCK (CONTINUED)

GENUINE PARTS COMPANY                                  1,803         $      59,950
GOODRICH CORPORATION                                   1,302                27,173
HARLEY-DAVIDSON INCORPORATED                           2,685               132,183
HARSCO CORPORATION                                     1,342                40,730
HONDA MOTOR COMPANY
    LIMITED ADR                                       10,308               218,530
HONEYWELL INTERNATIONAL
    INCORPORATED                                       7,641               228,848
ITT INDUSTRIES INCORPORATED                            1,045                71,039
NAVISTAR INTERNATIONAL
    CORPORATION                                        1,628                40,700
NORTHROP GRUMMAN CORPORATION                           1,106               135,817
PACCAR INCORPORATED                                    1,620                57,202
SPX CORPORATION+                                         399                43,331
TEXTRON INCORPORATED                                   1,405                54,584
TOYOTA MOTOR CORPORATION ADR                           7,445               372,548
TRW INCORPORATED                                       1,367                78,466
                                                                     -------------
                                                                     $   3,239,582

TRANSPORTATION SERVICES

PERCENT OF NET ASSETS                                                        0.04%

GATX CORPORATION                                         688         $      16,739
SABRE HOLDINGS CORPORATION+                            1,419                38,185
                                                                     -------------
                                                                     $      54,924

WATER TRANSPORTATION

PERCENT OF NET ASSETS                                                        0.17%

ALEXANDER & BALDWIN
    INCORPORATED                                       3,245         $      74,278
CARNIVAL CORPORATION                                   5,527               135,246
GULFMARK OFFSHORE
    INCORPORATED+                                      1,700                28,322
                                                                     -------------
                                                                     $     237,846

WHOLESALE TRADE-DURABLE GOODS

PERCENT OF NET ASSETS                                                        1.66%

APOGENT TECHNOLOGIES
    INCORPORATED+                                      2,194         $      44,472
ARROW ELECTRONICS INCORPORATED+                        1,416                23,067
AVNET INCORPORATED                                     1,419                21,966
GRAINGER (W W) INCORPORATED                            1,144                51,537
JOHNSON & JOHNSON                                     25,788             1,400,545
KYOCERA CORPORATION ADR                                1,934               135,264
MITSUBISHI CORPORATION ADR                            12,736               170,580
MITSUI & COMPANY LIMITED ADR                           1,554               166,231
NISSAN MOTOR COMPANY
    LIMITED ADR                                       10,586               156,239
OMNICARE INCORPORATED                                  2,125                47,324
TECH DATA CORPORATION+                                 1,034                34,194
VISTEON CORPORATION                                    3,998                45,537
                                                                     -------------
                                                                     $   2,296,956

WHOLESALE TRADE-NONDURABLE GOODS

PERCENT OF NET ASSETS                                                        0.92%

AMERISOURCEBERGEN CORPORATION                          1,400         $     101,514
BROWN-FORMAN CORPORATION
    CLASS B                                              589                41,483
CARDINAL HEALTH INCORPORATED                           4,241               274,986
DEAN FOODS COMPANY+                                    1,144                43,300
MCKESSON CORPORATION                                   3,189         $     106,959
SAFEWAY INCORPORATED+                                  5,483               141,571
SMURFIT-STONE CONTAINER
    CORPORATION+                                       2,280                31,966
SUPERVALU INCORPORATED                                 2,533                52,610
SYSCO CORPORATION                                      6,034               171,124
UNILEVER NV NY SHARES                                  2,652               156,919
UNILEVER PLC ADR                                       4,250               154,955
                                                                     -------------
                                                                     $   1,277,387
TOTAL COMMON STOCK
(Cost $140,209,027)                                                  $ 116,390,506
REAL ESTATE INVESTMENT TRUST

PERCENT OF NET ASSETS                                                        1.10%

APARTMENT INVESTMENT &
     MANAGEMENT COMPANY                                2,026         $      88,435
ARCHSTONE-SMITH TRUST                                  1,597                42,081
ARDEN REALTY INCORPORATED                              4,023               100,816
AVALONBAY COMMUNITIES
    INCORPORATED                                       1,475                66,744
BOSTON PROPERTIES INCORPORATED                         1,599                60,570
CARRAMERICA REALTY
    CORPORATION                                        3,265                89,135
CRESCENT REAL ESTATE EQUITIES
    COMPANY                                            2,197                36,910
DUKE REALTY CORPORATION                                3,324                87,189
EQUITY OFFICE PROPERTIES TRUST                         3,363                93,760
EQUITY RESIDENTIAL                                     2,738                76,445
HIGHWOODS PROPERTIES
    INCORPORATED                                       3,672                87,761
HOST MARRIOTT CORPORATION                              3,572                36,220
KIMCO REALTY CORPORATION                               2,211                70,199
MACK-CALI REALTY CORPORATION                           3,136               105,213
PARKWAY PROPERTIES INCORPORATED                        2,300                84,893
PLUM CREEK TIMBER COMPANY
    INCORPORATED                                       1,375                35,393
PUBLIC STORAGE INCORPORATED                            2,349                74,933
ROUSE COMPANY                                          2,011                65,056
SIMON PROPERTY GROUP
    INCORPORATED                                       1,598                56,873
TANGER FACTORY OUTLET CENTERS
    INCORPORATED                                       3,100                90,210
VORNADO REALTY TRUST                                   1,678                69,335
                                                                     -------------
TOTAL REAL ESTATE INVESTMENT
TRUST
(Cost $1,484,069)                                                    $   1,518,171

INTEREST RATE     MATURITY DATE                    PRINCIPAL
U.S. TREASURY OBLIGATIONS

PERCENT OF NET ASSETS                                                       14.24%

US TREASURY BONDS

PERCENT OF NET ASSETS                                                        2.35%

  7.50%           11/15/16                        $  690,000         $     880,773
  8.13%           8/15/19                            600,000               817,500
  8.00%           11/15/21                           850,000             1,159,187
  5.25%           11/15/28                           390,000               397,236
                                                                     -------------
                                                                     $   3,254,696

INTEREST RATE     MATURITY DATE                    PRINCIPAL                VALUE
U.S. TREASURY OBLIGATIONS (CONTINUED)

US TREASURY NOTES

PERCENT OF NET ASSETS                                                       11.89%

  2.75%           10/31/03                        $1,050,000         $   1,062,140
  4.75%           2/15/04                          2,990,000             3,113,570
  5.25%           5/15/04                          1,600,000             1,687,187
  6.50%           5/15/05                          4,190,000             4,640,098
  7.00%           7/15/06                          1,500,000             1,724,532
  6.13%           8/15/07                          2,000,000             2,260,782
  6.00%           8/15/09                          1,000,000             1,134,883
  5.75%           8/15/10                             30,000                33,689
  5.00%           8/15/11                            750,000               802,266
                                                                     -------------
                                                                     $  16,459,147
TOTAL U.S. TREASURY
OBLIGATIONS
(Cost $18,838,072)                                                   $  19,713,843

SHORT-TERM INVESTMENTS -

PERCENT OF NET ASSETS                                                        0.52%

US TREASURY BILLS

PERCENT OF NET ASSETS                                                        0.52%

  1.64%^          9/5/02                     $       335,000         $     334,969
  1.61%^          11/7/02                            380,000               378,861
                                                                     -------------
TOTAL SHORT-TERM INVESTMENTS
(Cost $713,872)                                                      $     713,830
TOTAL INVESTMENTS IN
SECURITIES
(Cost $161,245,040)*                                      99.92%     $ 138,336,350
OTHER ASSETS AND LIABILITIES, NET                           0.08           104,715
                                                         -------     -------------
TOTAL NET ASSETS                                         100.00%     $ 138,441,065
                                                         =======     =============

+    Non-income earning securities.
^    Yield to maturity.
#    Security of an affiliate of the fund with a cost of $667,672.
* Cost for federal income tax purposes is the same as for financial statement purposes and net unrealizeddepreciation consists of:

     Gross Unrealized Appreciation                                $  13,802,760
     Gross Unrealized Depreciation                                  (36,711,450)
                                                                  -------------
     NET UNREALIZED DEPRECIATION                                  $ (22,908,690)


The accompanying notes are an integral part of these financial statements.

WELLS FARGO OUTLOOK 2040 FUND

                        PORTFOLIO OF INVESTMENTS - AUGUST 31, 2002 (UNAUDITED)


SECURITY NAME                                        SHARES                 VALUE
COMMON STOCK
PERCENT OF NET ASSETS                                                      93.90%
AGRICULTURAL PRODUCTION-CROPS
PERCENT OF NET ASSETS                                                       0.09%
TATE & LYLE PLC ADR                                   8,351          $    189,639
                                                                     ------------
AMUSEMENT & RECREATION SERVICES
PERCENT OF NET ASSETS                                                       0.24%
HARRAH'S ENTERTAINMENT
    INCORPORATED+                                     2,604          $    123,794
PARK PLACE ENTERTAINMENT
    CORPORATION+                                      9,496                88,787
RANK GROUP PLC ADR                                   21,248               168,921
SIX FLAGS INCORPORATED+                               5,192                26,323
WESTWOOD ONE INCORPORATED+                            3,374               117,853
                                                                     ------------
                                                                     $    525,678
APPAREL & ACCESSORY STORES
PERCENT OF NET ASSETS                                                       0.46%
ABERCROMBIE & FITCH COMPANY+                          3,109              $ 70,885
GAP INCORPORATED                                     15,034               176,348
KOHL'S CORPORATION+                                   6,252               435,889
LIMITED BRANDS                                       10,112               154,612
NORDSTROM INCORPORATED                                3,241                62,648
ROSS STORES INCORPORATED                              3,120               112,663
                                                                     ------------
                                                                     $  1,013,045
APPAREL & OTHER FINISHED PRODUCTS MADE
FROM FABRICS & SIMILAR MATERIALS
PERCENT OF NET ASSETS                                                       0.44%
BENETTON GROUP SPA ADR                               12,425          $    288,881
GARAN INCORPORATED                                    1,600                95,968
JONES APPAREL GROUP
    INCORPORATED+                                     3,150               113,683
LIZ CLAIBORNE INCORPORATED                            2,772                78,225
V F CORPORATION                                       2,890               117,362
WACOAL CORPORATION ADR                                6,672               271,884
                                                                     ------------
                                                                     $    966,003
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS
PERCENT OF NET ASSETS                                                       0.13%
AUTONATION INCORPORATED+                              8,557             $ 112,952
AUTOZONE INCORPORATED+                                2,394               173,205
                                                                     ------------
                                                                     $    286,157
BUILDING CONSTRUCTION-GENERAL
CONTRACTORS & OPERATIVE BUILDERS
PERCENT OF NET ASSETS                                                       0.26%
DR HORTON INCORPORATED                                4,477          $     92,943
LENNAR CORPORATION                                    1,834                96,835
NVR INCORPORATED+                                       200                59,300
SEKISUI HOUSE LIMITED ADR                            35,848               262,135
WILLIAM LYON HOMES
    INCORPORATED+                                     2,700                57,240
                                                                     ------------
                                                                     $    568,453
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS
PERCENT OF NET ASSETS                                                       0.90%
FASTENAL COMPANY                                      2,106          $     74,173
HOME DEPOT INCORPORATED                              37,877             1,247,290
LOWE'S COMPANIES INCORPORATED                        13,554               560,865
SHERWIN-WILLIAMS COMPANY                              3,507                94,689
                                                                     ------------
                                                                     $  1,977,017
BUSINESS SERVICES
PERCENT OF NET ASSETS                                                       6.19%
3COM CORPORATION+                                    14,331          $     70,652
ADECCO SA ADR                                        16,913               187,903
ADOBE SYSTEMS INCORPORATED                            5,039               101,284
AOL TIME WARNER
    INCORPORATED+                                    80,927             1,023,727
ART TECHNOLOGY GROUP
    INCORPORATED+                                     1,640                 1,525
ASCENTIAL SOFTWARE CORPORATION+                      15,763                34,521
AUTODESK INCORPORATED                                 3,188                42,400
AUTOMATIC DATA PROCESSING
    INCORPORATED                                     10,558               398,776
BEA SYSTEMS INCORPORATED+                             8,596                52,522
BMC SOFTWARE INCORPORATED+                            5,686                79,035
BROADVISION INCORPORATED+                               569                 1,405
BROCADE COMMUNICATIONS
    SYSTEMS INCORPORATED+                             5,571                80,612
BUSINESS OBJECTS SA ADR+                              4,114                78,660
CADENCE DESIGN SYSTEMS
    INCORPORATED+                                     6,688                90,087
CENDANT CORPORATION+                                 18,279               261,573
CERIDIAN CORPORATION+                                 4,238                68,105
CHECKFREE CORPORATION+                                1,867                23,095
CHOICEPOINT INCORPORATED+                             3,197               137,375
CITRIX SYSTEMS INCORPORATED+                          4,459                28,092
CMGI INCORPORATED+                                    6,240                 3,557
COGNEX CORPORATION+                                   1,330                20,948
COMMERCE ONE INCORPORATED+                            3,354                 1,333
COMPUTER ASSOCIATES INTERNATIONAL
    INCORPORATED                                     10,831               121,307
COMPUTER SCIENCES CORPORATION+                        3,220               118,593
COMPUWARE CORPORATION+                                8,567                31,098
CONCORD EFS INCORPORATED+                            10,366               211,881
CONVERGYS CORPORATION+                                3,452                61,756
CSG SYSTEMS INTERNATIONAL
    INCORPORATED+                                     2,063                24,529
CSK CORPORATION ADR                                   3,417               123,900
DELUXE CORPORATION                                    3,269               148,609
DST SYSTEMS INCORPORATED+                             2,438                83,087
EBAY INCORPORATED+                                    4,629               261,631
ECHELON CORPORATION+                                  2,340                30,092
ELECTRONIC ARTS INCORPORATED+                         2,995               189,464
ELECTRONIC DATA SYSTEMS
    CORPORATION                                       8,156               328,361
ENTERASYS NETWORKS
    INCORPORATED+                                     3,780                 3,818
EQUIFAX INCORPORATED                                  3,687                85,833
FIRST DATA CORPORATION                               12,768               443,688
FISERV INCORPORATED+                                  4,115               151,473



SECURITY NAME                                        SHARES                 VALUE
COMMON STOCK (CONTINUED)
I2 TECHNOLOGIES INCORPORATED+                         7,747          $      6,972
IMS HEALTH INCORPORATED                               5,906               102,764
INTERPUBLIC GROUP OF COMPANIES
    INCORPORATED                                      6,836               124,620
INTUIT INCORPORATED+                                  4,305               192,132
IRON MOUNTAIN INCORPORATED+                           3,098                86,124
KIDDE PLC ADR                                        13,855               141,454
LAMAR ADVERTISING COMPANY+                            2,311                73,860
MANHATTAN ASSOCIATES
    INCORPORATED+                                     1,421                31,646
MANPOWER INCORPORATED                                 2,803                92,835
MERCURY INTERACTIVE CORPORATION+                      2,236                56,817
MICROMUSE INCORPORATED+                               1,789                 5,403
MICROSOFT CORPORATION+                               84,777             4,164,246
NCR CORPORATION+                                      2,221                62,410
NETEGRITY INCORPORATED+                                 521                 1,193
NETWORK ASSOCIATES
    INCORPORATED+                                     4,200                54,600
NOVELL INCORPORATED+                                  7,289                18,951
OMNICOM GROUP INCORPORATED                            3,293               199,227
ORACLE CORPORATION+                                  89,409               857,432
PARAMETRIC TECHNOLOGY
    CORPORATION+                                      6,592                15,030
PEOPLESOFT INCORPORATED+                              6,286               101,079
PORTAL SOFTWARE INCORPORATED+                         1,490                   626
PUBLICIS GROUPE ADR                                   5,530               122,213
RATIONAL SOFTWARE CORPORATION+                        5,362                36,462
REALNETWORKS INCORPORATED+                            2,087                 9,558
RENTOKIL INITIAL PLC ADR                              8,243               151,899
REUTERS GROUP PLC ADR                                 3,884               103,237
ROBERT HALF INTERNATIONAL
    INCORPORATED+                                     5,247                90,878
SAP AG ADR                                           10,951               210,807
SAPIENT CORPORATION+                                  2,534                 3,218
SERENA SOFTWARE INCORPORATED+                         2,169                32,990
SIEBEL SYSTEMS INCORPORATED+                          8,670                73,435
STELLENT INCORPORATED+                                1,249                 6,270
SUN MICROSYSTEMS INCORPORATED+                       56,878               209,880
SUNGARD DATA SYSTEMS
    INCORPORATED+                                     6,557               161,630
SYBASE INCORPORATED+                                  3,695                51,767
SYMANTEC CORPORATION+                                 3,872               110,739
SYNOPSYS INCORPORATED+                                1,888                81,467
TIBCO SOFTWARE INCORPORATED+                          1,416                 5,961
TMP WORLDWIDE INCORPORATED+                           2,914                31,821
TOTAL SYSTEM SERVICES INCORPORATED                    1,672                28,424
UNISYS CORPORATION+                                   6,979                62,113
VERISIGN INCORPORATED+                                6,035                43,331
VERITAS SOFTWARE CORPORATION+                         8,256               134,160
VIGNETTE CORPORATION+                                 9,147                 8,141
WEBMD CORPORATION+                                    9,520                56,168
WPP GROUP PLC ADR                                     3,559               131,612
YAHOO! INCORPORATED+                                 11,175               114,991
                                                                     ------------
                                                                     $ 13,668,900
CHEMICALS & ALLIED PRODUCTS
PERCENT OF NET ASSETS                                                      10.30%
ABBOTT LABORATORIES                                  23,977             $ 959,799
ABGENIX INCORPORATED+                                 2,487                19,249
AIR PRODUCTS & CHEMICALS
    INCORPORATED                                      3,772               176,945
AKZO NOBLE NV ADR                                    10,816               407,222
ALBERTO-CULVER COMPANY CLASS B                        2,217               109,209
AMGEN INCORPORATED+                                  19,959               898,754
ASTRAZENECA PLC ADR                                  16,756               488,437
AVENTIS SA ADR                                        8,118               477,825
AVERY DENNISON CORPORATION                            1,855               117,088
AVON PRODUCTS INCORPORATED                            4,148               202,174
BIOGEN INCORPORATED+                                  3,160               105,860
BRISTOL-MYERS SQUIBB COMPANY                         29,074               725,396
CABOT CORPORATION                                     2,454                58,503
CELL THERAPEUTICS INCORPORATED+                       1,496                 7,854
CENTERPULSE ADR+                                      8,986               131,645
CHIRON CORPORATION+                                   3,484               132,009
CLOROX COMPANY                                        4,321               186,062
COLGATE-PALMOLIVE COMPANY                             8,490               463,130
DOW CHEMICAL COMPANY                                 15,000               453,300
E I DU PONT DE NEMOURS &
    COMPANY                                          17,220               694,138
EASTMAN CHEMICAL COMPANY                              1,413                63,401
ECOLAB INCORPORATED                                   2,727               122,824
EISAI COMPANY LIMITED ADR                             5,936               154,201
ELI LILLY & COMPANY                                  16,905               981,335
ESTEE LAUDER COMPANIES
    INCORPORATED                                      2,291                68,615
FOREST LABORATORIES INCORPORATED+                     3,597               262,581
GENENTECH INCORPORATED+                               5,445               178,542
GENZYME CORPORATION+                                  4,221                87,290
GILEAD SCIENCES INCORPORATED+                         4,966               159,309
GILLETTE COMPANY                                     17,225               543,104
GLAXOSMITHKLINE PLC ADR                              23,876               904,662
GREAT LAKES CHEMICAL CORPORATION                      1,427                41,041
ICN PHARMACEUTICALS INCORPORATED                      2,954                30,013
IDEC PHARMACEUTICALS
    CORPORATION+                                      3,254               130,746
IMC GLOBAL INCORPORATED                               4,049                53,609
INTERNATIONAL FLAVORS &
    FRAGRANCES INCORPORATED                           2,194                70,757
INVITROGEN CORPORATION+                               2,020                71,912
IVAX CORPORATION+                                     3,871                53,033
KING PHARMACEUTICALS
    INCORPORATED+                                     5,872               125,132
LYONDELL CHEMICAL COMPANY                             6,478                92,830
MEDAREX INCORPORATED+                                 2,438                14,872
MEDIMMUNE INCORPORATED+                               4,249               109,072
MERCK & COMPANY INCORPORATED                         34,002             1,717,781
MYLAN LABORATORIES INCORPORATED                       3,867               126,258
NOVARTIS AG ADR                                      20,498               829,144
NOVO NORDISK A/S ADR                                  5,860               177,148
NPS PHARMACEUTICALS
    INCORPORATED+                                     1,072                21,729
OSI PHARMACEUTICALS
    INCORPORATED+                                     1,372                21,513
PFIZER INCORPORATED                                  95,993             3,175,448


SECURITY NAME                                        SHARES                 VALUE
COMMON STOCK (CONTINUED)
PHARMACIA CORPORATION                                21,008          $    918,050
PPG INDUSTRIES INCORPORATED                           2,718               152,942
PRAXAIR INCORPORATED                                  2,632               147,471
PROCTER & GAMBLE COMPANY                             20,088             1,780,801
PROTEIN DESIGN LABS
    INCORPORATED+                                     2,390                24,763
ROCHE HOLDING AG ADR                                  6,301               452,438
ROHM & HAAS COMPANY                                   4,244               154,439
SCHERING-PLOUGH CORPORATION                          23,428               540,718
SEPRACOR INCORPORATED+                                6,318                35,191
SHISEIDO COMPANY LIMITED ADR                         16,000               211,058
SIGMA-ALDRICH CORPORATION                             2,027               103,377
SOLUTIA INCORPORATED                                  5,300                34,450
VERTEX PHARMACEUTICALS
    INCORPORATED+                                     1,943                38,666
WATSON PHARMACEUTICALS
    INCORPORATED+                                     2,001                46,663
WYETH                                                20,703               886,088
XOMA LIMITED+                                         2,689                14,561
                                                                     ------------
                                                                     $ 22,744,177

COAL MINING
PERCENT OF NET ASSETS                                                       0.01%
MASSEY ENERGY COMPANY                                 3,727              $ 30,375
                                                                     ------------
COMMUNICATIONS
PERCENT OF NET ASSETS                                                       4.80%
AIRGATE PCS INCORPORATED+                             1,520               $ 1,839
ALLEGIANCE TELECOM
    INCORPORATED+                                     4,323                 3,242
ALLTEL CORPORATION                                    5,378               226,199
AMERICAN TOWER CORPORATION
    CLASS A+                                          5,562                13,683
AT&T CORPORATION                                     67,405               823,689
AT&T WIRELESS SERVICES
    INCORPORATED+                                    47,431               234,309
AVAYA INCORPORATED+                                   6,507                13,665
BELLSOUTH CORPORATION                                32,884               766,855
BRITISH SKY BROADCASTING
    GROUP PLC ADR+                                    3,429               193,739
BROADWING INCORPORATED+                               8,152                26,249
BT GROUP PLC ADR                                     10,122               316,414
CABLEVISION SYSTEMS
    CORPORATION+                                      2,213                21,090
CENTURYTEL INCORPORATED                               3,599                97,353
CERTEGY INCORPORATED+                                 2,293                75,348
CHARTER COMMUNICATIONS
    INCORPORATED CLASS A+                             5,731                18,110
CLEAR CHANNEL COMMUNICATIONS
    INCORPORATED+                                    10,948               374,203
COMCAST CORPORATION CLASS A+                         16,025               381,876
COX COMMUNICATIONS
    INCORPORATED CLASS A+                             5,119               132,326
CROWN CASTLE INTERNATIONAL
    CORPORATION+                                      7,880                18,124
DEUTSCHE TELEKOM ADR                                 24,458               269,038
ENTERCOM COMMUNICATIONS
    CORPORATION+                                      2,060                90,228
EXTREME NETWORKS INCORPORATED+                        3,652                34,438
FOUNDRY NETWORKS
    INCORPORATED+                                     2,907              $ 25,436
FOX ENTERTAINMENT GROUP
    INCORPORATED CLASS A+                             2,551                56,964
FRANCE TELECOM SA ADR                                 6,031                76,775
HISPANIC BROADCASTING
    CORPORATION+                                      4,108                79,490
LAGARDERE SCA ADR                                     3,934               152,658
LEVEL 3 COMMUNICATIONS
    INCORPORATED+                                     9,669                50,085
MMO2 PLC ADR+                                            30                   225
NEXTEL COMMUNICATIONS
    INCORPORATED CLASS A+                            13,875               105,589
NIPPON TELEGRAPH & TELEPHONE
    CORPORATION ADR                                  17,393               346,295
NTL INCORPORATED+                                     3,792                    68
NTT DOCOMO
    INCORPORATED ADR                                 15,000               321,000
PANAMSAT CORPORATION+                                 2,132                40,082
QWEST COMMUNICATIONS
    INTERNATIONAL INCORPORATED+                      28,712                93,314
RADIO ONE INCORPORATED
    CLASS D+                                          6,400               100,672
SBC COMMUNICATIONS
    INCORPORATED                                     60,259             1,490,808
SPECTRASITE HOLDINGS
    INCORPORATED+                                    10,362                 2,176
SPRINT CORPORATION
    (FON GROUP)                                      16,148               187,317
SPRINT CORPORATION
    (PCS GROUP)+                                     18,279                72,385
TDC A/S ADR                                          11,944               164,111
TELEFONICA SA ADR+                                   15,081               415,632
TELEPHONE & DATA SYSTEMS
    INCORPORATED                                      1,865               111,434
UNIVISION COMMUNICATIONS
    INCORPORATED CLASS A+                             4,073                94,901
USA INTERACTIVE+                                      4,369                93,584
VERIZON COMMUNICATIONS
    INCORPORATED                                     48,810             1,513,110
VODAFONE GROUP PLC ADR                               53,839               860,886
WESTERN WIRELESS CORPORATION+                         1,390                 3,878
                                                                     ------------
                                                                     $ 10,590,892
DOMESTIC DEPOSITORY INSTITUTIONS
PERCENT OF NET ASSETS                                                       8.71%
AMSOUTH BANCORPORATION                                8,797          $    197,669
ASSOCIATED BANC-CORP                                  4,841               168,515
ASTORIA FINANCIAL CORPORATION                         3,970               132,916
BANCORP CONNECTICUT
    INCORPORATED                                      2,200                61,578
BANK OF AMERICA CORPORATION                          27,713             1,942,127
BANK OF NEW YORK COMPANY
    INCORPORATED                                     11,194               393,469
BANK ONE CORPORATION                                 20,062               821,539
BANKNORTH GROUP INCORPORATED                          7,187               187,437
BB&T CORPORATION                                      7,967               303,144
CAMDEN NATIONAL CORPORATION                           1,800                44,550
CAPITOL FEDERAL FINANCIAL                             2,900                73,863


SECURITY NAME                                        SHARES                 VALUE
COMMON STOCK (CONTINUED)
CENTURY BANCORP INCORPORATED
    CLASS A                                           1,500          $     42,405
CHARTER ONE FINANCIAL
    INCORPORATED                                      3,380               113,906
CITIGROUP INCORPORATED                               93,354             3,057,344
COMERICA INCORPORATED                                 2,729               159,647
COMMERCE BANCSHARES
    INCORPORATED                                      3,454               148,349
COMPASS BANCSHARES INCORPORATED                       6,353               213,397
FIFTH THIRD BANCORP                                  10,011               672,539
FIRST NATIONAL CORPORATION                            2,400                71,280
FIRST OAK BROOK BANCSHARES
    INCORPORATED                                      1,800                58,050
FIRST TENNESSEE NATIONAL
    CORPORATION                                       3,598               137,803
FIRST VIRGINIA BANKS INCORPORATED                     3,846               150,994
FLAGSTAR BANCORP INCORPORATED                         2,100                48,195
FLEETBOSTON FINANCIAL
    CORPORATION                                      19,404               468,219
GOLDEN STATE BANCORP
    INCORPORATED                                      2,400                82,800
GOLDEN WEST FINANCIAL
    CORPORATION                                       1,987               135,096
GRANITE STATE BANCSHARES
    INCORPORATED                                      1,800                63,090
GREENPOINT FINANCIAL CORPORATION                      2,342               119,442
HUNTINGTON BANCSHARES
    INCORPORATED                                      7,463               150,678
INDYMAC BANCORP INCORPORATED+                         2,700                61,560
INTERCHANGE FINANCIAL SERVICES
    CORPORATION                                       1,800                32,310
J P MORGAN CHASE & COMPANY                           35,529               937,966
M & T BANK CORPORATION                                2,780               238,524
MAF BANCORP INCORPORATED                              2,100                75,033
MARSHALL & ILSLEY CORPORATION                         5,674               173,624
MELLON FINANCIAL CORPORATION                          6,572               181,716
MERCANTILE BANKSHARES
    CORPORATION                                       3,309               134,577
NATIONAL CITY CORPORATION                             9,665               301,258
NATIONAL COMMERCE FINANCIAL
    CORPORATION                                       8,257               228,554
NORTH FORK BANCORPORATION
    INCORPORATED                                      6,533               274,190
NORTHERN TRUST CORPORATION                            3,574               152,753
PEOPLES BANCORP INCORPORATED                          1,800                49,536
PNC FINANCIAL SERVICES GROUP
    INCORPORATED                                      5,812               267,875
REGIONS FINANCIAL CORPORATION                         5,505               196,639
SEACOAST BANKING CORPORATION
    OF FLORIDA                                        3,900                72,150
SOUTHTRUST CORPORATION                                7,473               196,092
SOVEREIGN BANCORP INCORPORATED                       13,300               203,756
STATE STREET CORPORATION                              5,425               235,011
SUNTRUST BANKS INCORPORATED                           4,588               309,736
SY BANCORP INCORPORATED                               1,400                51,660
SYNOVUS FINANCIAL CORPORATION                         6,369               153,939
TCF FINANCIAL CORPORATION                             2,670               129,762
UCBH HOLDINGS INCORPORATED                            2,100                80,724
UNION PLANTERS CORPORATION                            5,442          $    169,029
UNIONBANCAL CORPORATION                               2,701               121,545
US BANCORP                                           32,582               700,187
WACHOVIA CORPORATION                                 22,828               841,212
WASHINGTON MUTUAL INCORPORATED                       16,046               606,699
WELLS FARGO & COMPANY#                               30,384             1,585,741
WILMINGTON TRUST CORPORATION                          3,878               120,838
ZIONS BANCORPORATION                                  2,223               121,420
                                                                     ------------
                                                                     $ 19,225,657
EATING & DRINKING PLACES
PERCENT OF NET ASSETS                                                       0.51%
DARDEN RESTAURANTS INCORPORATED                       5,639          $    144,528
MCDONALD'S CORPORATION                               20,139               478,503
OUTBACK STEAKHOUSE
    INCORPORATED+                                     3,423               100,499
VIAD CORPORATION                                      3,587                79,380
WENDY'S INTERNATIONAL INCORPORATED                    3,639               129,949
YUM! BRANDS INCORPORATED+                             6,064               183,921
                                                                     ------------
                                                                     $  1,116,780
EDUCATIONAL SERVICES
PERCENT OF NET ASSETS                                                       0.07%
APOLLO GROUP INCORPORATED
    CLASS A+                                          3,688          $    154,269
                                                                     ------------
ELECTRIC, GAS & SANITARY SERVICES
PERCENT OF NET ASSETS                                                       3.39%
AES CORPORATION+                                      8,509          $     25,697
ALLIED WASTE INDUSTRIES
    INCORPORATED+                                     4,686                40,815
AMEREN CORPORATION                                    3,928               173,028
AMERICAN ELECTRIC POWER
    COMPANY INCORPORATED                              6,952               237,063
AMERICAN WATER WORKS
    COMPANY INCORPORATED                              4,998               222,261
BG GROUP PLC ADR                                     10,200               222,258
CALPINE CORPORATION+                                  6,165                30,085
CINERGY CORPORATION                                   4,321               148,642
CITIZENS COMMUNICATIONS
    COMPANY+                                          8,625                63,135
CMS ENERGY CORPORATION                                1,798                18,987
CONSOLIDATED EDISON INCORPORATED                      4,095               166,626
CONSTELLATION ENERGY GROUP
    INCORPORATED                                      3,499                98,007
DOMINION RESOURCES INCORPORATED                       4,514               283,073
DTE ENERGY COMPANY                                    3,735               160,269
DUKE ENERGY CORPORATION                              14,542               390,162
DYNEGY INCORPORATED CLASS A                           6,240                12,979
E.ON AG ADR                                           6,865               349,497
EDISON INTERNATIONAL+                                 7,878                94,378
EL PASO CORPORATION                                   9,611               162,522
ENDESA SA ADR                                        15,760               185,968
ENTERGY CORPORATION                                   5,032               212,300
EXELON CORPORATION                                    6,295               294,732
FIRSTENERGY CORPORATION                               8,233               271,689
FPL GROUP INCORPORATED                                3,600               205,488
HONG KONG ELECTRIC HOLDINGS
    LIMITED ADR                                     107,000               417,022
INTERNATIONAL POWER PLC ADR+                          5,455               110,464



SECURITY NAME                                        SHARES                 VALUE
COMMON STOCK (CONTINUED)
KINDER MORGAN INCORPORATED                            2,585          $    106,476
MIRANT CORPORATION+                                   8,672                32,780
NATIONAL GRID GROUP PLC ADR                           6,822               240,134
NICOR INCORPORATED                                    1,743                49,501
NISOURCE INCORPORATED                                 3,563                70,868
PG&E CORPORATION+                                     7,061                80,142
PINNACLE WEST CAPITAL
    CORPORATION                                       2,862                95,619
PPL CORPORATION                                       3,247               118,028
PROGRESS ENERGY INCORPORATED                          4,247               197,570
PUBLIC SERVICE ENTERPRISE GROUP
    INCORPORATED                                      3,910               137,632
RELIANT ENERGY INCORPORATED                           6,192                73,375
REPUBLIC SERVICES INCORPORATED+                       4,271                87,983
RWE AG ADR                                            6,949               254,526
SCOTTISH POWER PLC ADR                               10,725               244,208
SEMPRA ENERGY                                         4,308               103,435
SOUTHERN COMPANY                                     12,996               376,364
TXU CORPORATION                                       5,768               278,940
WASTE MANAGEMENT INCORPORATED                         9,780               248,705
WILLIAMS COMPANIES INCORPORATED                       9,237                29,743
XCEL ENERGY INCORPORATED                              7,320                70,711
                                                                     ------------
                                                                     $  7,493,887

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT
PERCENT OF NET ASSETS                                                       6.59%
ADC TELECOMMUNICATIONS
    INCORPORATED+                                    14,261          $     18,254
ADVANCED FIBRE COMMUNICATIONS
    INCORPORATED+                                     2,492                43,959
ADVANCED MICRO DEVICES
    INCORPORATED+                                     6,626                58,640
AGERE SYSTEMS INCORPORATED
    CLASS A+                                            699                 1,111
AGERE SYSTEMS INCORPORATED
    CLASS B+                                         17,170                26,442
ALCATEL SA ADR                                       17,710                89,081
ALTERA CORPORATION+                                   7,435                79,629
AMERICAN POWER CONVERSION
    CORPORATION+                                      5,662                70,832
AMKOR TECHNOLOGY
    INCORPORATED+                                     3,625                 8,156
ANALOG DEVICES INCORPORATED+                          6,676               160,892
ANDREW CORPORATION+                                   1,724                17,223
APPLIED MICRO CIRCUITS
    CORPORATION+                                      6,538                25,171
ASML HOLDING NV NY SHARES+                            6,218                63,672
ATMEL CORPORATION+                                   11,620                26,842
AVX CORPORATION                                       1,562                19,181
BROADCOM CORPORATION CLASS A+                         5,572                91,882
CANON INCORPORATED ADR                                9,888               338,565
CHARTERED SEMICONDUCTOR
    MANUFACTURING LIMITED ADR+                            2                    24
CIENA CORPORATION+                                    8,531                34,627
COMVERSE TECHNOLOGY
    INCORPORATED+                                     3,509                28,704
CONEXANT SYSTEMS INCORPORATED+                        5,412          $      8,010
COOPER INDUSTRIES LIMITED CLASS A                     1,795                58,732
CORVIS CORPORATION+                                   9,222                 6,087
CREE INCORPORATED+                                    1,938                26,667
CYPRESS SEMICONDUCTOR
    CORPORATION+                                      4,292                45,195
DIGITAL LIGHTWAVE INCORPORATED+                         745                 1,006
ECHOSTAR COMMUNICATIONS
    CORPORATION CLASS A+                              5,651               100,588
EMCORE CORPORATION+                                   1,098                 3,184
EMERSON ELECTRIC COMPANY                              6,977               340,338
FINISAR CORPORATION+                                  5,047                 6,960
GEMSTAR-TV GUIDE INTERNATIONAL
    INCORPORATED+                                     6,967                28,704
GENERAL ELECTRIC COMPANY                            152,291             4,591,604
HARRIS CORPORATION                                    1,649                52,686
INFINEON TECHNOLOGIES AG ADR+                         6,279                71,204
INTEGRATED DEVICE TECHNOLOGY
    INCORPORATED+                                     2,799                37,031
INTEL CORPORATION                                   104,747             1,746,132
INTERDIGITAL COMMUNICATIONS
    CORPORATION+                                      3,441                30,694
INTERNATIONAL RECTIFIER
    CORPORATION+                                      1,842                40,082
JDS UNIPHASE CORPORATION+                            26,199                70,475
KEMET CORPORATION+                                    4,394                52,948
KONINKLIJKE (ROYAL) PHILIPS
    ELECTRONICS NV NY SHARES                         13,328               269,226
L-3 COMMUNICATIONS HOLDINGS
    INCORPORATED+                                     1,784                90,788
LATTICE SEMICONDUCTOR
    CORPORATION+                                      3,686                23,517
LINEAR TECHNOLOGY CORPORATION                         6,001               157,346
LSI LOGIC CORPORATION+                                6,732                49,346
LUCENT TECHNOLOGIES
    INCORPORATED+                                    64,902               112,280
MATSUSHITA ELECTRIC INDUSTRIAL
    COMPANY LIMITED ADR                              28,856               353,486
MAXIM INTEGRATED PRODUCTS
    INCORPORATED+                                     6,141               194,117
MAYTAG CORPORATION                                    2,070                67,565
MCDATA CORPORATION CLASS A+                           3,339                31,954
MICRON TECHNOLOGY
    INCORPORATED+                                    10,889               187,835
MINEBEA COMPANY LIMITED ADR                          18,000               207,076
MOLEX INCORPORATED                                    3,830               113,751
MOTOROLA INCORPORATED                                39,594               475,128
MRV COMMUNICATIONS
    INCORPORATED+                                     1,640                 1,706
NATIONAL SEMICONDUCTOR
    CORPORATION+                                      3,567                57,036
NETWORK APPLIANCE INCORPORATED+                       6,756                64,452
NOKIA OYJ ADR                                        42,204               560,891
NORTEL NETWORKS CORPORATION+                         59,863                62,856
NOVELLUS SYSTEMS INCORPORATED+                        3,052                74,652
NVIDIA CORPORATION+                                   3,188                32,358
OMRON CORPORATION ADR                                 1,164               165,914
OPENWAVE SYSTEMS INCORPORATED+                        5,276                 5,276
POLYCOM INCORPORATED+                                 3,152                30,921



SECURITY NAME                                        SHARES                 VALUE
COMMON STOCK (CONTINUED)
POWER-ONE INCORPORATED+                               2,311          $      9,776
POWERWAVE TECHNOLOGIES
    INCORPORATED+                                     1,992                12,350
QLOGIC CORPORATION+                                   2,024                67,905
QUALCOMM INCORPORATED+                               13,217               366,243
RAMBUS INCORPORATED+                                  1,839                10,023
RF MICRO DEVICES INCORPORATED+                        4,278                28,620
SANMINA-SCI CORPORATION+                             10,394                36,795
SANYO ELECTRIC COMPANY
    LIMITED ADR                                       7,142               139,269
SCIENTIFIC-ATLANTA INCORPORATED                       3,271                48,215
SGL CARBON AG ADR+                                   18,265               110,686
SILICON LABORATORIES
    INCORPORATED+                                     1,272                28,734
SKYWORKS SOLUTIONS INCORPORATED+                      1,899                 7,976
SONUS NETWORKS INCORPORATED+                          5,558                 4,280
SONY CORPORATION ADR                                  9,366               407,515
STMICROELECTRONICS NV NY SHARES                       7,427               149,580
TDK CORPORATION ADR                                   3,108               144,522
TELFONAKTIEBOLAGET LM
    ERICSSON ADR+                                   104,229                76,087
TELLABS INCORPORATED+                                 7,706                43,539
TEXAS INSTRUMENTS INCORPORATED                       29,595               583,022
THOMAS & BETTS CORPORATION+                           1,606                25,937
TRANSWITCH CORPORATION+                               1,640                 1,082
TRIQUINT SEMICONDUCTOR
    INCORPORATED+                                     3,387                17,951
VARIAN SEMICONDUCTOR
    EQUIPMENT ASSOCIATES
    INCORPORATED+                                     1,836                38,409
VISHAY INTERTECHNOLOGY
    INCORPORATED+                                     4,202                60,173
VITESSE SEMICONDUCTOR
    CORPORATION+                                      3,399                 4,521
WHIRLPOOL CORPORATION                                 1,557                86,118
XILINX INCORPORATED+                                  6,304               121,793
                                                                     ------------
                                                                     $ 14,541,812

ENGINEERING, ACCOUNTING, RESEARCH,
MANAGEMENT & RELATED SERVICES
PERCENT OF NET ASSETS                                                        0.60%
APPLERA CORPORATION-CELERA
    GENOMICS GROUP+                                   2,516          $     23,776
CELGENE CORPORATION+                                  2,467                42,876
CEPHALON INCORPORATED+                                1,600                69,600
CURAGEN CORPORATION+                                  1,565                 9,093
DUN & BRADSTREET CORPORATION+                         2,925               103,223
FLUOR CORPORATION                                     1,614                44,643
HALLIBURTON COMPANY                                   5,895                89,604
INVENSYS PLC ADR                                     41,853                99,702
KPMG CONSULTING INCORPORATED+                         4,167                42,295
MILLENNIUM PHARMACEUTICALS
    INCORPORATED+                                     8,665               106,233
MONSANTO COMPANY                                      4,883                89,701
MOODY'S CORPORATION                                   3,508               169,507
PAYCHEX INCORPORATED                                  7,027               164,432
QUEST DIAGNOSTICS INCORPORATED+                       2,185               122,469
QUINTILES TRANSNATIONAL
    CORPORATION+                                      3,143          $     31,524
SERVICEMASTER LIMITED PARTNERSHIP                     9,960               110,755
                                                                     ------------
                                                                     $  1,319,433

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT
PERCENT OF NET ASSETS                                                       0.73%
CORUS GROUP PLC ADR+                                 11,975          $    104,662
CRANE COMPANY                                         1,903                43,484
FORTUNE BRANDS INCORPORATED                           3,449               180,969
ILLINOIS TOOL WORKS INCORPORATED                      5,189               355,550
KAWASAKI STEEL CORPORATION
    ADR+                                             13,903               162,992
LOCKHEED MARTIN CORPORATION                           7,951               503,457
MASCO CORPORATION                                     7,861               189,922
SNAP-ON INCORPORATED                                  2,424                68,502
                                                                     ------------
                                                                     $  1,609,538
FOOD & KINDRED PRODUCTS
PERCENT OF NET ASSETS                                                        4.11%
ADOLPH COORS COMPANY                                    580          $     34,829
ANHEUSER-BUSCH COMPANIES
    INCORPORATED                                     12,589               669,231
ARCHER-DANIELS-MIDLAND COMPANY                       13,808               168,320
CADBURY SCHWEPPES PLC ADR                            14,823               435,203
CAMPBELL SOUP COMPANY                                 6,980               161,587
COCA-COLA COMPANY                                    38,403             1,958,553
COCA-COLA ENTERPRISES
    INCORPORATED                                      9,063               183,163
CONAGRA FOODS INCORPORATED                            9,765               256,722
DIAGEO PLC ADR                                       10,022               484,163
GENERAL MILLS INCORPORATED                            5,853               246,353
GOODMAN FIELDER LIMITED ADR                          74,102               267,775
GROUPE DANONE ADR                                     7,418               185,450
HEINZ (H J) COMPANY                                   5,600               211,512
HERSHEY FOODS CORPORATION                             2,535               192,026
HORMEL FOODS CORPORATION                              4,055                92,576
J M SMUCKER COMPANY                                     463                16,830
KELLOGG COMPANY                                       7,868               253,035
KIRIN BREWERY COMPANY
    LIMITED ADR+                                      3,316               213,882
KRAFT FOODS INCORPORATED                              4,100               163,057
LVMH MOET HENNESSY LOUIS
    VUITTON ADR                                      27,127               229,223
MCCORMICK & COMPANY
    INCORPORATED                                      6,816               157,790
NESTLE SA ADR                                        12,143               651,410
PEPSI BOTTLING GROUP
    INCORPORATED                                      3,800               110,960
PEPSIAMERICAS INCORPORATED                            4,217                60,387
PEPSICO INCORPORATED                                 27,952             1,105,502
SARA LEE CORPORATION                                 14,379               265,149
TYSON FOODS INCORPORATED CLASS A                      6,016                74,719
WM WRIGLEY JR COMPANY                                 4,584               233,371
                                                                     ------------
                                                                     $  9,082,778
FOOD STORES
PERCENT OF NET ASSETS                                                       0.62%
ALBERTSON'S INCORPORATED                              7,566          $    194,598


SECURITY NAME                                        SHARES                 VALUE
COMMON STOCK (CONTINUED)

COLES MYER LIMITED ADR                                9,720          $    245,624
ITO-YOKADO COMPANY
    LIMITED ADR                                       6,092               263,418
KONINKLIJKE AHOLD NV ADR                             12,798               217,566
KROGER COMPANY+                                      13,321               240,844
STARBUCKS CORPORATION+                                8,301               166,850
WINN-DIXIE STORES INCORPORATED                        3,083                49,790
                                                                     ------------
                                                                      $ 1,378,690

FOREIGN DEPOSITORY INSTITUTIONS
PERCENT OF NET ASSETS                                                       2.96%
ABN AMRO HOLDING NV ADR                              24,901           $   404,392
ALLIED IRISH BANKS PLC ADR                           13,456               348,914
BANCO BILBAO VIZCAYA
    ARGENTARIA SA ADR                                39,191               383,288
BANCO COMERCIAL
    PORTUGUES SA ADR                                 12,144               167,709
BANCO SANTANDER CENTRAL
    HISPANO SA ADR                                   66,836               442,454
BANK OF EAST ASIA LIMITED ADR                       128,000               243,686
BARCLAYS PLC ADR                                     17,908               517,541
BAYERISCHE HYPO-UND
    VEREINSBANK AG ADR                                5,810               125,348
BNP PARIBAS SA ADR                                   12,443               290,172
DEUTSCHE BANK AG                                      5,144               316,870
HBOS PLC ADR                                         10,400               349,429
HSBC HOLDINGS PLC ADR                                12,064               689,578
LLOYDS TSB GROUP PLC ADR                              8,221               293,079
NATIONAL AUSTRALIA BANK
    LIMITED ADR                                       4,783               457,924
POPULAR INCORPORATED                                  5,892               205,101
SANPAOLO IMI SPA ADR                                 22,361               375,888
SOCIETE GENERALE ADR                                 17,146               203,286
SUMITOMO MITSUI BANKING
    CORPORATION ADR                                  41,000               210,592
WESTPAC BANKING CORPORATION
    LIMITED ADR                                      12,146               504,059
                                                                     ------------
                                                                     $  6,529,310
FORESTRY
PERCENT OF NET ASSETS                                                       0.08%
WEYERHAEUSER COMPANY                                  3,227          $    175,904
                                                                     ------------
FURNITURE & FIXTURES
PERCENT OF NET ASSETS                                                       0.38%
HERMAN MILLER INCORPORATED                            3,608          $     55,888
HILLENBRAND INDUSTRIES
    INCORPORATED                                      1,914               112,964
JOHNSON CONTROLS INCORPORATED                         1,989               171,631
LEAR CORPORATION+                                     2,332               108,671
LEGGETT & PLATT INCORPORATED                          4,336               100,378
NEWELL RUBBERMAID INCORPORATED                        5,692               196,943
ROCKWELL COLLINS INCORPORATED                         3,948                83,895
                                                                     ------------
                                                                     $    830,370
GENERAL MERCHANDISE STORES
PERCENT OF NET ASSETS                                                       2.64%
BIG LOTS INCORPORATED+                                2,934          $     49,438
DILLARD'S INCORPORATED CLASS A                        2,180                53,541
DOLLAR GENERAL CORPORATION                            7,427          $    111,256
FAMILY DOLLAR STORES INCORPORATED                     4,893               139,695
FEDERATED DEPARTMENT STORES
    INCORPORATED+                                     3,469               124,537
FOOT LOCKER INCORPORATED+                             6,429                61,076
J C PENNEY COMPANY INCORPORATED                       5,438                94,404
MAY DEPARTMENT STORES COMPANY                         5,510               161,608
MITSUKOSHI LIMITED ADR                                4,993               149,076
SEARS ROEBUCK & COMPANY                               5,840               265,778
TARGET CORPORATION                                   15,514               530,579
TESCO PLC ADR                                        21,558               211,594
TJX COMPANIES INCORPORATED                           10,540               208,481
WAL-MART STORES INCORPORATED                         68,579             3,667,605
                                                                     ------------
                                                                     $  5,828,668
HEALTH SERVICES
PERCENT OF NET ASSETS                                                       0.73%
CAREMARK RX INCORPORATED+                             6,585          $    106,677
ENZON INCORPORATED+                                   1,414                31,108
EXPRESS SCRIPTS INCORPORATED+                         2,300               110,400
FIRST HEALTH GROUP CORPORATION+                       4,158               110,229
HCA INCORPORATED                                      9,246               430,401
HEALTH MANAGEMENT ASSOCIATES
    INCORPORATED CLASS A+                             5,862               112,844
HEALTHSOUTH CORPORATION+                              9,517                51,297
HUMAN GENOME SCIENCES
    INCORPORATED+                                     4,514                67,981
IMMUNOMEDICS INCORPORATED                             2,390                13,743
TENET HEALTHCARE CORPORATION+                         8,550               403,304
TRIAD HOSPITALS INCORPORATED+                         2,100                76,671
UNIVERSAL HEALTH SERVICES
    INCORPORATED CLASS B+                             2,034                92,994
                                                                     ------------
                                                                     $  1,607,649
HOLDING & OTHER INVESTMENT OFFICES
PERCENT OF NET ASSETS                                                       0.20%
BERKSHIRE HATHAWAY
    INCORPORATED CLASS A+                                 1          $     73,000
ISTAR FINANCIAL INCORPORATED                          5,633               164,484
MITSUBISHI TOKYO FINANCIAL
    GROUP ADR                                        30,000               204,900
                                                                     ------------
                                                                     $    442,384
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES
PERCENT OF NET ASSETS                                                       0.20%
BED BATH & BEYOND
    INCORPORATED+                                     5,966          $    191,270
BEST BUY COMPANY
    INCORPORATED+                                     5,956               126,267
CIRCUIT CITY STORES-CIRCUIT
    CITY GROUP                                        4,279                59,649
RADIOSHACK CORPORATION+                               3,350                72,997
                                                                     ------------
                                                                     $    450,183

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES
PERCENT OF NET ASSETS                                                       0.19%
HILTON HOTELS CORPORATION                             8,550          $     98,411


SECURITY NAME                                        SHARES                 VALUE
COMMON STOCK (CONTINUED)
MARRIOTT INTERNATIONAL
    INCORPORATED CLASS A                              4,505          $    147,449
MGM MIRAGE INCORPORATED+                              2,277                80,811
STARWOOD HOTELS & RESORTS
    WORLDWIDE INCORPORATED                            3,576                92,189
                                                                     ------------
                                                                     $    418,860

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT
PERCENT OF NET ASSETS                                                       5.19%
3M COMPANY                                            5,896             $ 736,705
AMERICAN STANDARD COMPANIES
    INCORPORATED+                                     1,218                87,245
APPLE COMPUTER INCORPORATED+                          7,222               106,525
APPLIED MATERIALS INCORPORATED+                      28,086               375,229
BAKER HUGHES INCORPORATED                             5,232               143,880
BLACK & DECKER CORPORATION                            1,848                82,920
CATERPILLAR INCORPORATED                              6,090               265,768
CDW COMPUTER CENTERS
    INCORPORATED+                                     1,679                72,063
CISCO SYSTEMS INCORPORATED+                         117,234             1,620,174
COOPER CAMERON CORPORATION+                           1,178                52,822
DEERE & COMPANY                                       4,397               201,910
DELL COMPUTER CORPORATION+                           42,557             1,132,867
DIEBOLD INCORPORATED                                  2,893               104,264
DOVER CORPORATION                                     3,844               110,438
EATON CORPORATION                                     1,431               101,229
EMC CORPORATION+                                     38,162               257,975
EMULEX CORPORATION+                                   2,887                48,733
ENPRO INDUSTRIES INCORPORATED+                          339                 1,336
GATEWAY INCORPORATED+                                 7,604                26,614
GRANT PRIDECO INCORPORATED+                           5,780                56,702
HEWLETT-PACKARD COMPANY                              52,942               711,011
HITACHI LIMITED ADR                                   4,471               238,796
IBM CORPORATION                                      26,874             2,025,762
INGERSOLL-RAND COMPANY CLASS A                        2,876               107,994
INTERNATIONAL GAME TECHNOLOGY+                        2,383               154,132
JABIL CIRCUIT INCORPORATED+                           3,973                74,335
JUNIPER NETWORKS INCORPORATED+                        6,418                46,659
KOMATSU LIMITED ADR                                  12,003               163,192
LAM RESEARCH CORPORATION+                             3,617                42,066
LEXMARK INTERNATIONAL
    INCORPORATED+                                     2,727               128,714
MAKITA CORPORATION ADR                               31,257               185,354
NEC CORPORATION ADR                                  26,976               148,638
PALL CORPORATION                                      2,615                44,194
PALM INCORPORATED+                                   11,284                 8,576
PARKER-HANNIFIN CORPORATION                           2,258                91,584
PENTAIR INCORPORATED                                  1,938                84,187
PITNEY BOWES INCORPORATED                             5,600               203,000
QUANTUM CORPORATION+                                  5,942                17,529
RIVERSTONE NETWORKS
    INCORPORATED+                                     3,039                 2,735
SANDISK CORPORATION+                                  1,618                26,228
SIEMENS AG ADR                                        7,314               342,953
SMITH INTERNATIONAL INCORPORATED+                     2,620                85,019
SOLECTRON CORPORATION+                               13,480                50,146
STANLEY WORKS                                         1,800                62,784
STORAGE TECHNOLOGY CORPORATION+                       5,800          $     79,170
SYMBOL TECHNOLOGIES INCORPORATED                      5,766                52,586
UNITED TECHNOLOGIES CORPORATION                       8,275               491,452
VARIAN MEDICAL SYSTEMS
    INCORPORATED+                                     2,474               105,219
VIVENDI UNIVERSAL SA ADR                              6,843                88,685
                                                                     ------------
                                                                     $ 11,448,099

INSURANCE AGENTS, BROKERS & SERVICE
PERCENT OF NET ASSETS                                                       0.25%
AON CORPORATION                                       5,145          $    101,665
MARSH & MCLENNAN
    COMPANIES INCORPORATED                            9,308               452,834
                                                                     ------------
                                                                     $    554,499

INSURANCE CARRIERS
PERCENT OF NET ASSETS                                                       5.16%
ACE LIMITED                                           5,000          $    159,050
AEGON NV ADR                                         12,650               183,552
AETNA INCORPORATED                                    2,572               109,593
AFLAC INCORPORATED                                    8,227               251,828
ALLEGHANY CORPORATION+                                  600               109,650
ALLIANZ AG ADR                                       12,597               160,234
ALLSTATE CORPORATION                                 13,634               507,457
AMBAC FINANCIAL GROUP
    INCORPORATED                                      2,191               126,004
AMERICAN INTERNATIONAL
    GROUP INCORPORATED                               47,484             2,981,995
AMERICAN NATIONAL INSURANCE
    COMPANY                                           1,616               123,220
ANTHEM INCORPORATED+                                  3,479               219,560
AXA ADR                                              19,076               261,341
CHUBB CORPORATION                                     2,909               180,038
CIGNA CORPORATION                                     3,248               276,470
CINCINNATI FINANCIAL CORPORATION                      3,738               148,511
FIDELITY NATIONAL FINANCIAL
    INCORPORATED                                      2,500                74,875
HARTFORD FINANCIAL SERVICES GROUP                     4,517               225,940
HEALTH NET INCORPORATED+                              4,289                99,848
ING GROUP NV ADR                                     16,286               357,152
JEFFERSON-PILOT CORPORATION                           2,652               111,702
JOHN HANCOCK FINANCIAL
    SERVICES INCORPORATED                             5,958               180,825
LINCOLN NATIONAL CORPORATION                          4,001               148,237
LOEWS CORPORATION                                     2,770               145,453
MARKEL CORPORATION+                                     400                83,460
MBIA INCORPORATED                                     2,686               123,449
MERCURY GENERAL CORPORATION                           1,200                54,000
METLIFE INCORPORATED                                 11,891               320,106
MGIC INVESTMENT CORPORATION                           1,991               119,878
MILLEA HOLDINGS
    INCORPORATED ADR                                  9,295               378,307
OLD REPUBLIC INTERNATIONAL
    CORPORATION                                       3,500               112,350
OXFORD HEALTH PLANS
    INCORPORATED+                                     2,885               116,987
PMI GROUP INCORPORATED                                2,962               100,412
PROGRESSIVE CORPORATION                               4,298               231,018
PRUDENTIAL FINANCIAL
    INCORPORATED+                                    10,700               323,140


SECURITY NAME                                        SHARES                 VALUE
COMMON STOCK (CONTINUED)
RADIAN GROUP INCORPORATED                             2,829          $    122,948
SAFECO CORPORATION                                    2,363                78,239
ST PAUL COMPANIES INCORPORATED                        3,754               114,197
SWISS REINSURANCE ADR                                 3,600               254,296
TORCHMARK CORPORATION                                 2,261                84,448
TRANSATLANTIC HOLDINGS
    INCORPORATED                                      1,200                86,964
TRAVELERS PROPERTY CASUALTY
    CORPORATION CLASS A+                              4,033                63,403
TRAVELERS PROPERTY CASUALTY
    CORPORATION CLASS B+                              8,287               134,990
UNITEDHEALTH GROUP INCORPORATED                       5,597               494,495
UNITRIN INCORPORATED                                  3,230               102,391
UNUMPROVIDENT CORPORATION                             6,752               156,376
WELLPOINT HEALTH NETWORKS
    INCORPORATED+                                     2,662               197,973
WR BERKLEY CORPORATION                                2,500                84,150
XL CAPITAL LIMITED CLASS A                            2,200               161,942
ZENITH NATIONAL INSURANCE
    CORPORATION                                       1,900                49,400
ZURICH FINANCIAL
    SERVICES AG ADR                                  10,770               106,580
                                                                     ------------
                                                                     $ 11,398,434

LUMBER & WOOD PRODUCTS, EXCEPT
FURNITURE
PERCENT OF NET ASSETS                                                       0.03%
GEORGIA-PACIFIC CORPORATION                           3,657         $      76,980
                                                                     ------------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS;
PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS
PERCENT OF NET ASSETS                                                       2.39%
ADVANCED MEDICAL OPTICS
    INCORPORATED+                                     2,414         $      21,388
ADVANTEST CORPORATION ADR                             8,615               105,103
AGILENT TECHNOLOGIES
    INCORPORATED+                                     8,671               116,452
ALLERGAN INCORPORATED                                 2,764               162,302
APPLERA CORPORATION-APPLIED
    BIOSYSTEMS GROUP                                  3,742                74,129
BAUSCH & LOMB INCORPORATED                            1,181                37,190
BAXTER INTERNATIONAL INCORPORATED                     9,868               358,110
BECKMAN COULTER INCORPORATED                          2,512               100,455
BECTON DICKINSON & COMPANY                            5,374               164,068
BIOMET INCORPORATED                                   5,883               158,017
BOSTON SCIENTIFIC CORPORATION+                        8,668               252,672
C R BARD INCORPORATED                                 1,059                57,970
DANAHER CORPORATION                                   2,775               166,916
EASTMAN KODAK COMPANY                                 5,196               158,686
FUJI PHOTO FILM COMPANY
    LIMITED ADR                                       8,278               258,025
GENERAL MOTORS CORPORATION
    CLASS H+                                         18,258               187,875
GUIDANT CORPORATION+                                  5,978               219,990
KLA-TENCOR CORPORATION+                               3,536               116,228
MEDTRONIC INCORPORATED                               19,428               800,045
MICROCHIP TECHNOLOGY
    INCORPORATED+                                     5,188               109,207
MILLIPORE CORPORATION                                 1,034          $     36,490
OLYMPUS OPTICAL COMPANY
    LIMITED ADR                                      11,704               166,925
PERKINELMER INCORPORATED                              1,933                11,018
RAYTHEON COMPANY                                      7,003               245,105
RICOH COMPANY LIMITED ADR                             2,651               237,006
ROCKWELL AUTOMATION
    INCORPORATED                                      3,948                72,722
ST JUDE MEDICAL INCORPORATED+                         3,258               121,230
STRYKER CORPORATION                                   3,968               223,676
SYBRON DENTAL SPECIALTIES
    INCORPORATED+                                     1,991                30,422
TEKTRONIX INCORPORATED+                               1,929                33,487
TERADYNE INCORPORATED+                                3,576                45,236
THERMO ELECTRON CORPORATION+                          3,863                68,684
VARIAN INCORPORATED+                                  1,636                51,599
WATERS CORPORATION+                                   2,636                65,847
XEROX CORPORATION+                                   14,380               100,804
ZIMMER HOLDINGS INCORPORATED+                         3,757               138,633
                                                                     ------------
                                                                     $  5,273,712
METAL MINING
PERCENT OF NET ASSETS                                                       0.63%
BARRICK GOLD CORPORATION                              5,306          $     85,267
FREEPORT-MCMORAN COPPER &
    GOLD INCORPORATED CLASS B+                        3,836                62,872
INCO LIMITED+                                         2,172                39,074
NEWMONT MINING CORPORATION                            6,900               196,581
PHELPS DODGE CORPORATION+                             1,671                53,990
PLACER DOME INCORPORATED                              7,968                79,441
RIO TINTO PLC ADR                                     5,092               362,550
SONS OF GWALIA LIMITED ADR                           39,633               514,143
                                                                     ------------
                                                                     $  1,393,918

MINING & QUARRYING OF NONMETALLIC
MINERALS, EXCEPT FUELS
PERCENT OF NET ASSETS                                                       0.11%
PECHINEY SA ADR                                       8,455         $     154,304
VULCAN MATERIALS COMPANY                              2,278                88,888
                                                                     ------------
                                                                    $     243,192

MISCELLANEOUS MANUFACTURING INDUSTRIES
PERCENT OF NET ASSETS                                                       0.41%
HASBRO INCORPORATED                                   5,220         $      68,643
MATTEL INCORPORATED                                   9,898               192,318
TIFFANY & COMPANY                                     2,870                71,176
TYCO INTERNATIONAL LIMITED                           37,177               583,307
                                                                     ------------
                                                                    $     915,444

MISCELLANEOUS RETAIL
PERCENT OF NET ASSETS                                                       0.70%
AMAZON.COM INCORPORATED+                              5,582         $      83,395
COSTCO WHOLESALE CORPORATION+                         7,938               265,209
CVS CORPORATION                                       7,470               219,543
DOLLAR TREE STORES INCORPORATED+                      2,660                65,463
OFFICE DEPOT INCORPORATED+                            7,406                95,686
PURCHASEPRO.COM INCORPORATED+                           403                    89
RITE AID CORPORATION+                                11,227                23,577
STAPLES INCORPORATED+                                 9,730               135,247



SECURITY NAME                                        SHARES                 VALUE
COMMON STOCK (CONTINUED)
TOYS R US INCORPORATED+                               4,356          $     58,065
WALGREEN COMPANY                                     17,426               605,554
                                                                     ------------
                                                                     $  1,551,828

MOTION PICTURES
PERCENT OF NET ASSETS                                                       0.47%
LIBERTY MEDIA CORPORATION
    CLASS A+                                         64,199         $     536,704
WALT DISNEY COMPANY                                  32,411               508,204
                                                                     ------------
                                                                    $   1,044,908

MOTOR FREIGHT TRANSPORTATION &
WAREHOUSING
PERCENT OF NET ASSETS                                                       0.54%
CNF INCORPORATED                                      2,751         $      84,456
UNITED PARCEL SERVICE
    INCORPORATED CLASS B                             17,304             1,105,899
                                                                     ------------
                                                                    $   1,190,355

NONDEPOSITORY CREDIT INSTITUTIONS
PERCENT OF NET ASSETS                                                       1.97%
AMERICAN EXPRESS COMPANY                             21,484         $     774,713
AMERICREDIT CORPORATION+                              2,083                29,912
CAPITAL ONE FINANCIAL
    CORPORATION                                       4,031               143,786
COUNTRYWIDE CREDIT INDUSTRIES
    INCORPORATED                                      2,143               112,486
FHLMC                                                12,971               831,441
FNMA                                                 15,179             1,150,265
HOUSEHOLD INTERNATIONAL
    INCORPORATED                                      8,934               322,607
MBNA CORPORATION                                     22,092               446,258
ORIX CORPORATION ADR                                  5,174               184,971
PROVIDIAN FINANCIAL CORPORATION+                      6,271                35,619
  SLM CORPORATION                                     2,950               270,368
STUDENT LOAN CORPORATION                                600                56,052
                                                                     ------------
                                                                     $  4,358,478

OIL & GAS EXTRACTION
PERCENT OF NET ASSETS                                                       2.20%
ANADARKO PETROLEUM CORPORATION                        4,485          $    200,210
APACHE CORPORATION                                    2,721               149,818
BERRY PETROLEUM COMPANY CLASS A                       3,200                55,680
BJ SERVICES COMPANY+                                  3,578               109,165
BURLINGTON RESOURCES INCORPORATED                     3,763               144,763
DEVON ENERGY CORPORATION                              3,249               152,703
DIAMOND OFFSHORE DRILLING
    INCORPORATED                                      1,776                39,676
ENI SPA ADR                                           6,866               517,696
ENSCO INTERNATIONAL INCORPORATED                      3,562                94,999
EOG RESOURCES INCORPORATED                            2,290                79,784
EQUITABLE RESOURCES INCORPORATED                      2,300                80,868
GLOBALSANTAFE CORPORATION                             3,777                83,094
HOUSTON EXPLORATION COMPANY+                          1,700                50,320
KERR-MCGEE CORPORATION                                2,692               126,120
NEWFIELD EXPLORATION COMPANY+                         1,881                63,766
NOBLE CORPORATION+                                    2,532                78,492
OCCIDENTAL PETROLEUM CORPORATION                      6,374               189,308
PATINA OIL & GAS CORPORATION                          2,200                61,270
PIONEER NATURAL RESOURCES
    COMPANY+                                          5,263          $    130,996
REPSOL YPF SA ADR                                    19,736               257,752
ROWAN COMPANIES INCORPORATED                          2,887                59,414
SCHLUMBERGER LIMITED                                  8,346               360,046
SHELL TRANSPORT & TRADING
    COMPANY PLC ADR                                  10,023               406,733
TIDEWATER INCORPORATED                                1,050                29,925
TOTAL FINA ELF SA ADR                                11,950               852,274
TRANSOCEAN INCORPORATED                               5,327               130,512
VARCO INTERNATIONAL INCORPORATED+                     5,792               102,113
WEATHERFOLD INTERNATIONAL
    LIMITED+                                          3,179               129,830
XTO ENERGY INCORPORATED                               6,267               126,907
                                                                     ------------
                                                                     $  4,864,234

PAPER & ALLIED PRODUCTS
PERCENT OF NET ASSETS                                                       0.73%
BEMIS COMPANY INCORPORATED                            1,587          $     84,079
BOISE CASCADE CORPORATION                             1,357                36,707
BOWATER INCORPORATED                                  1,365                55,801
BUNZL PLC ADR                                         6,767               245,304
INTERNATIONAL PAPER COMPANY                           7,069               266,148
KIMBERLY-CLARK CORPORATION                            7,567               452,809
MEADWESTVACO CORPORATION                              3,437                80,048
PACTIV CORPORATION+                                   4,875                88,530
REXAM PLC ADR                                         5,493               164,790
SONOCO PRODUCTS COMPANY                               3,587                84,581
TEMPLE-INLAND INCORPORATED                            1,166                59,641
                                                                     ------------
                                                                     $  1,618,438

PERSONAL SERVICES
PERCENT OF NET ASSETS                                                       0.18%
CINTAS CORPORATION                                    3,969          $    174,676
H&R BLOCK INCORPORATED                                4,384               214,378
                                                                     ------------
                                                                     $    389,054

PETROLEUM REFINING & RELATED INDUSTRIES
PERCENT OF NET ASSETS                                                       4.17%
AMERADA HESS CORPORATION                              1,453          $    106,214
ASHLAND INCORPORATED                                  2,020                57,893
BP PLC ADR                                           25,542             1,195,366
CHEVRONTEXACO CORPORATION                            18,041             1,382,482
CONOCO INCORPORATED                                  12,531               307,636
EXXON MOBIL CORPORATION                             120,206             4,261,303
MARATHON OIL CORPORATION                              6,961               172,285
MURPHY OIL CORPORATION                                1,809               154,941
PHILLIPS PETROLEUM COMPANY                            6,770               355,967
ROYAL DUTCH PETROLEUM
    COMPANY NY SHARES                                17,881               808,221
SUNOCO INCORPORATED                                   3,238               114,884
UNOCAL CORPORATION                                    5,279               174,577
VALERO ENERGY CORPORATION                             3,285               106,664
                                                                     ------------
                                                                     $  9,198,433

PRIMARY METAL INDUSTRIES
PERCENT OF NET ASSETS                                                       0.53%
ALCAN INCORPORATED                                    4,115          $    115,878
ALCOA INCORPORATED                                   14,802               371,382


SECURITY NAME                                        SHARES                 VALUE
COMMON STOCK (CONTINUED)
ALLEGHENY TECHNOLOGIES
    INCORPORATED                                      2,921          $     25,384
COMMSCOPE INCORPORATED+                               1,745                11,796
CURTISS-WRIGHT CORPORATION                            1,200                65,880
ENGELHARD CORPORATION                                 3,243                84,837
JOHNSON MATTHEY PLC ADR                               5,525               152,131
KUBOTA CORPORATION ADR                               14,646               211,635
NUCOR CORPORATION                                     1,650                82,566
PRECISION CASTPARTS CORPORATION                       2,156                49,114
                                                                     ------------
                                                                     $  1,170,603

PRINTING, PUBLISHING & ALLIED INDUSTRIES
PERCENT OF NET ASSETS                                                       1.74%
BELO CORPORATION CLASS A                              5,454          $    125,169
DOW JONES & COMPANY
    INCORPORATED                                      1,379                58,676
EW SCRIPPS COMPANY CLASS A                            1,440               102,384
GANNETT COMPANY INCORPORATED                          4,221               320,627
KNIGHT-RIDDER INCORPORATED                            1,750               106,278
MCCLATCHY COMPANY CLASS A                             2,652               153,020
MCGRAW-HILL COMPANIES
    INCORPORATED                                      3,185               201,961
MEREDITH CORPORATION                                  2,565               101,625
NEW YORK TIMES COMPANY
    CLASS A                                           2,679               126,449
NEWS CORPORATION LIMITED ADR                          5,910               127,065
READERS DIGEST ASSOCIATION
    INCORPORATED CLASS A                              2,380                40,650
REED ELSEVIER NV ADR                                 10,069               256,760
REED ELSEVIER PLC ADR                                 4,534               165,264
RR DONNELLEY & SONS COMPANY                           3,050                80,459
TOPPAN PRINTING COMPANY
    LIMITED ADR                                       3,605               162,060
TRIBUNE COMPANY                                       5,441               226,944
VALASSIS COMMUNICATIONS
    INCORPORATED+                                     1,934                72,796
VIACOM INCORPORATED CLASS B+                         31,871             1,297,150
WASHINGTON POST COMPANY CLASS B                         188               121,636
                                                                     ------------
                                                                     $  3,846,973

RAILROAD TRANSPORTATION
PERCENT OF NET ASSETS                                                       0.30%
BURLINGTON NORTHERN SANTA FE
    CORPORATION                                       6,179          $    177,708
CSX CORPORATION                                       3,571               124,378
NORFOLK SOUTHERN CORPORATION                          6,655               139,289
UNION PACIFIC CORPORATION                             3,753               227,244
                                                                     ------------
                                                                     $    668,619

REAL ESTATE
PERCENT OF NET ASSETS                                                       0.18%
CATELLUS DEVELOPMENT
    CORPORATION+                                      6,027          $    118,732
CITY DEVELOPMENTS LIMITED ADR                        60,819               208,536
ST JOE CORPORATION                                    2,237                64,649
                                                                     ------------
                                                                     $    391,917

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS
PERCENT OF NET ASSETS                                                       0.21%
BRIDGESTONE CORPORATION ADR                           4,850          $    124,763
GOODYEAR TIRE & RUBBER
    COMPANY                                           3,306                44,697
NIKE INCORPORATED CLASS B                             5,330               230,149
SEALED AIR CORPORATION+                               1,839                28,486
TUPPERWARE CORPORATION                                1,436                26,193
                                                                     ------------
                                                                     $    454,288

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES
PERCENT OF NET ASSETS                                                       1.82%
AG EDWARDS INCORPORATED                               2,865          $    107,839
BEAR STEARNS COMPANIES
    INCORPORATED                                      1,956               125,047
CHARLES SCHWAB CORPORATION                           24,469               224,625
CREDIT SUISSE GROUP ADR                              10,454               242,951
E*TRADE GROUP INCORPORATED+                           7,582                32,906
FRANKLIN RESOURCES INCORPORATED                       4,998               174,930
GOLDMAN SACHS GROUP
    INCORPORATED                                      8,329               643,832
JOHN NUVEEN COMPANY CLASS A                           5,920               133,200
KNIGHT TRADING GROUP
    INCORPORATED+                                     4,249                17,973
LABRANCHE & COMPANY
    INCORPORATED+                                     2,460                54,686
LEGG MASON INCORPORATED                               2,305               111,262
LEHMAN BROTHERS HOLDINGS
    INCORPORATED                                      4,202               239,556
MERRILL LYNCH & COMPANY
    INCORPORATED                                     16,219               587,452
MORGAN STANLEY                                       19,954               852,435
NEUBERGER BERMAN INCORPORATED                         1,860                58,795
NOMURA HOLDINGS
    INCORPORATED ADR                                 19,742               260,594
STILWELL FINANCIAL INCORPORATED                       4,321                60,235
T ROWE PRICE GROUP INCORPORATED                       3,007                85,068
                                                                     ------------
                                                                     $  4,013,386

STONE, CLAY, GLASS & CONCRETE PRODUCTS
PERCENT OF NET ASSETS                                                       0.34%
CORNING INCORPORATED+                                17,110          $     34,220
HANSON PLC ADR                                        7,831               238,532
HOLCIM LIMITED ADR                                   13,666               258,673
LAFARGE SA ADR                                        9,873               228,560
                                                                     ------------
                                                                     $    759,985

TOBACCO PRODUCTS
PERCENT OF NET ASSETS                                                       1.05%
BRITISH AMERICAN
    TOBACCO PLC ADR                                   8,609          $    198,007
IMPERIAL TOBACCO
    GROUP PLC ADR                                     4,990               167,165
PHILIP MORRIS COMPANIES
    INCORPORATED                                     32,882             1,644,100
RJ REYNOLDS TOBACCO HOLDINGS
    INCORPORATED                                      3,127               183,993
UST INCORPORATED                                      3,862               134,050
                                                                     ------------
                                                                     $  2,327,315


SECURITY NAME                                        SHARES                 VALUE
COMMON STOCK (CONTINUED)
TRANSPORTATION BY AIR
PERCENT OF NET ASSETS                                                       0.35%
AMR CORPORATION+                                      1,461          $     14,888
CONTINENTAL AIRLINES
    INCORPORATED CLASS B+                             3,162                32,158
FEDEX CORPORATION                                     5,980               283,153
JAPAN AIRLINES COMPANY
    LIMITED ADR                                      39,488               191,122
SOUTHWEST AIRLINES COMPANY                           17,837               253,464
UAL CORPORATION+                                      1,257                 3,608
                                                                     ------------
                                                                     $    778,393
TRANSPORTATION EQUIPMENT
PERCENT OF NET ASSETS                                                       2.52%
BAE SYSTEMS PLC ADR                                   9,587          $    181,522
BOEING COMPANY                                       15,571               577,217
BRUNSWICK CORPORATION                                 2,734                66,846
DAIMLERCHRYSLER AG+                                  11,595               496,962
DANA CORPORATION                                      3,508                59,426
DELPHI CORPORATION                                   12,321               120,130
FIAT SPA ADR                                         16,022               182,971
FORD MOTOR COMPANY                                   33,405               393,177
GENERAL DYNAMICS CORPORATION                          3,502               275,397
GENERAL MOTORS CORPORATION                           10,332               494,490
GENUINE PARTS COMPANY                                 3,720               123,690
GOODRICH CORPORATION                                  1,895                39,549
HARLEY-DAVIDSON INCORPORATED                          6,363               313,250
HONDA MOTOR COMPANY
    LIMITED ADR                                      17,221               365,085
HONEYWELL INTERNATIONAL
    INCORPORATED                                     14,019               419,869
ITT INDUSTRIES INCORPORATED                           2,250               152,955
NAVISTAR INTERNATIONAL CORPORATION                    2,248                56,200
NORTHROP GRUMMAN CORPORATION                          2,122               260,582
PACCAR INCORPORATED                                   3,318               117,159
SPX CORPORATION+                                        975               105,885
TEXTRON INCORPORATED                                  2,308                89,666
TOYOTA MOTOR CORPORATION ADR                         10,440               522,418
TRW INCORPORATED                                      2,574               147,748
                                                                     ------------
                                                                     $  5,562,194
TRANSPORTATION SERVICES
PERCENT OF NET ASSETS                                                       0.10%
EXPEDITORS INTERNATIONAL OF
    WASHINGTON INCORPORATED                           3,826          $    100,815
GATX CORPORATION                                      1,497                36,422
SABRE HOLDINGS CORPORATION+                           2,696                72,549
                                                                     ------------
                                                                     $    209,786
WATER TRANSPORTATION
PERCENT OF NET ASSETS                                                       0.21%
CARNIVAL CORPORATION                                 10,180          $    249,105
GULFMARK OFFSHORE INCORPORATED+                       2,800                46,648
P & O PRINCESS CRUISES PLC ADR                        6,220               161,844
                                                                     ------------
                                                                     $    457,597
WHOLESALE TRADE-DURABLE GOODS
PERCENT OF NET ASSETS                                                       1.89%
APOGENT TECHNOLOGIES
    INCORPORATED+                                     4,173          $     84,587
ARROW ELECTRONICS INCORPORATED+                       3,408                55,516
AVNET INCORPORATED                                    3,214                49,753
CYTYC CORPORATION+                                    3,998                39,340
GRAINGER (W W) INCORPORATED                           2,165                97,533
JOHNSON & JOHNSON                                    46,166             2,507,275
KYOCERA CORPORATION ADR                               3,516               245,909
MITSUBISHI CORPORATION ADR                           21,343               285,857
MITSUI & COMPANY LIMITED ADR                          2,586               276,624
NISSAN MOTOR COMPANY
    LIMITED ADR                                      18,099               267,123
OMNICARE INCORPORATED                                 3,967                88,345
SYCAMORE NETWORKS INCORPORATED+                       5,047                14,384
TECH DATA CORPORATION+                                2,500                82,675
VISTEON CORPORATION                                   6,193                70,538
                                                                     ------------
                                                                     $  4,165,459
WHOLESALE TRADE-NONDURABLE GOODS
PERCENT OF NET ASSETS                                                       1.00%
AMERISOURCEBERGEN CORPORATION                         2,427          $    175,982
BROWN-FORMAN CORPORATION
    CLASS B                                           1,239                87,263
CARDINAL HEALTH INCORPORATED                          7,485               485,327
MCKESSON CORPORATION                                  6,288               210,900
SAFEWAY INCORPORATED+                                 9,242               238,628
SMURFIT-STONE CONTAINER
    CORPORATION+                                      5,950                83,419
SUPERVALU INCORPORATED                                3,267                67,856
SYSCO CORPORATION                                    12,070               342,305
UNILEVER NV NY SHARES                                 4,579               270,939
UNILEVER PLC ADR                                      6,604               240,782
                                                                     ------------
                                                                     $  2,203,401
TOTAL COMMON STOCK
(Cost $256,272,010)                                                  $207,296,430
REAL ESTATE INVESTMENT TRUST
PERCENT OF NET ASSETS                                                       1.21%
ARCHSTONE-SMITH TRUST                                 6,299          $    165,979
BOSTON PROPERTIES INCORPORATED                        3,717               140,800
CBL & ASSOCIATES PROPERTIES
    INCORPORATED                                      2,700               105,300
CRESCENT REAL ESTATE EQUITIES
    COMPANY                                           6,018               101,102
DUKE REALTY CORPORATION                               7,524               197,355
EQUITY OFFICE PROPERTIES TRUST                        7,368               205,420
EQUITY RESIDENTIAL                                    6,384               178,241
HOST MARRIOTT CORPORATION                             9,379                95,103
KIMCO REALTY CORPORATION                              5,880               186,690
PENNSYLVANIA REAL ESTATE
    |INVESTMENT TRUST                                 3,700                97,125
PLUM CREEK TIMBER COMPANY
    INCORPORATED                                      3,081                79,305
PUBLIC STORAGE INCORPORATED                           6,019               192,006
ROUSE COMPANY                                         5,405               174,852
SAUL CENTERS INCORPORATED                             2,500                57,750


SECURITY NAME                                        SHARES                 VALUE
REAL ESTATE INVESTMENT TRUST (CONTINUED)
SIMON PROPERTY GROUP
    INCORPORATED                                      5,439          $    193,574
TANGER FACTORY OUTLET CENTERS
    INCORPORATED                                      4,200               122,220
VENTAS INCORPORATED                                  18,006               234,078
VORNADO REALTY TRUST                                  3,703               153,008
                                                                     ------------
TOTAL REAL ESTATE INVESTMENT
TRUST
(Cost $2,521,371)                                                    $  2,679,908

INTEREST        MATURITY
RATE            DATE                         PRINCIPAL
US TREASURY OBLIGATIONS
PERCENT OF NET ASSETS                                                       4.61%

US TREASURY BONDS
PERCENT OF NET ASSETS                                                       4.61%
  9.88%           11/15/15                       $1,340,000          $  2,027,378
  8.13%           8/15/19                         2,120,000             2,888,500
  7.25%           8/15/22                         2,840,000             3,614,786
  6.25%           5/15/30                         1,400,000             1,639,695
                                                                     ------------
TOTAL US TREASURY
OBLIGATIONS
(Cost $9,598,351)                                                    $ 10,170,359
SHORT-TERM INVESTMENTS
PERCENT OF NET ASSETS                                                       0.49%
US TREASURY BILLS
PERCENT OF NET ASSETS                                                       0.49%
  1.64%^          9/5/02                         $1,046,000          $  1,045,902
  1.63%^          11/7/02                            28,000                27,916
                                                                     ------------
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,073,823)                                                    $  1,073,818
TOTAL INVESTMENTS IN
SECURITIES
(Cost $269,465,555)*                                100.21%          $221,220,515
OTHER ASSETS AND LIABILITIES,
    NET                                              (0.21)              (466,941)
                                                 -----------         ------------
TOTAL NET ASSETS                                    100.00%          $220,753,574
                                                 ===========         ============

+  Non-income earning securities.
^  Yield to maturity.
#  Security of an affiliate of the fund with a cost of $1,410,169.
* Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized depreciation consists of:

        Gross Unrealized Appreciation                                $ 15,455,759
        Gross Unrealized Depreciation                                 (63,700,799)
                                                                     ------------
        NET UNREALIZED DEPRECIATION                                  $(48,245,040)

The accompanying notes are an integral part of these financial statements.

OUTLOOK FUNDS   STATEMENTS OF ASSETS & LIABILITIES - AUGUST 31, 2002 (UNAUDITED)


                                                                         OUTLOOK          OUTLOOK           OUTLOOK
                                                                           TODAY             2010              2020
-------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE (SEE COST BELOW)                  $ 68,393,175     $160,684,363      $248,696,687
   CASH                                                                   50,831           50,886            50,289
   COLLATERAL FOR SECURITY LOANED                                     32,181,181       75,690,705        89,439,502
   RECEIVABLE FOR DIVIDENDS AND INTEREST AND OTHER RECEIVABLES           445,223          824,457           928,681
   RECEIVABLE FOR FUND SHARES ISSUED                                     238,358          213,359            59,725
   PREPAID EXPENSES AND OTHER ASSETS                                      42,106           33,041            28,921
                                                                    ------------     ------------      ------------
TOTAL ASSETS                                                         101,350,874      237,496,811       339,203,805
                                                                    ------------     ------------      ------------
LIABILITIES
   PAYABLE FOR SECURITY LOANED                                        32,181,181       75,690,705        89,439,502
   PAYABLE FOR FUND SHARES REDEEMED                                       30,281           51,860           103,838
   PAYABLE FOR INVESTMENT ADVISER AND AFFILIATES                         151,821          229,163           291,844
   PAYABLE TO OTHER RELATED PARTIES                                       61,795           98,820            87,290
   ACCRUED EXPENSES AND OTHER LIABILITIES                                 83,834          124,235           122,600
                                                                    ------------     ------------      ------------
TOTAL LIABILITIES                                                     32,508,912       76,194,783        90,045,074
                                                                    ------------     ------------      ------------
TOTAL NET ASSETS                                                    $ 68,841,962     $161,302,028      $249,158,731
                                                                    ============     ============      ============
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL                                                  $ 71,168,942     $176,139,984      $285,829,002
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                            279,030          527,808           621,886
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS                 946,412        2,043,258        (1,264,693)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS          (3,552,422)     (17,409,022)      (36,027,464)
                                                                    ------------     ------------      ------------
TOTAL NET ASSETS                                                    $ 68,841,962     $161,302,028      $249,158,731
                                                                    ============     ============      ============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
-------------------------------------------------------------------------------------------------------------------
NET ASSETS - CLASS A                                                $ 35,296,900     $ 78,456,384      $118,457,226
SHARES OUTSTANDING - CLASS A                                           3,763,517        7,292,351        10,766,703
NET ASSET VALUE PER SHARE - CLASS A                                 $       9.38     $      10.76      $      11.00
MAXIMUM OFFERING PRICE PER SHARE - CLASS A (1)                      $       9.95     $      11.42      $      11.67
NET ASSETS - CLASS B                                                $ 17,927,994     $ 36,260,103      $ 36,454,319
SHARES OUTSTANDING - CLASS B                                           1,879,581        3,369,332         3,343,474
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B              $       9.54     $      10.76      $      10.90
NET ASSETS - CLASS C                                                $  6,858,048     $  5,555,198      $  5,737,184
SHARES OUTSTANDING - CLASS C                                             719,948          512,014           522,795
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C              $       9.53     $      10.85      $      10.97
MAXIMUM OFFERING PRICE PER SHARE - CLASS C (2)                      $       9.63     $      10.96      $      11.08
NET ASSETS - INSTITUTIONAL CLASS                                    $  8,759,020     $ 41,030,343      $ 88,510,002
SHARES OUTSTANDING - INSTITUTIONAL CLASS                                 919,696        3,781,761         7,958,479
NET ASSET VALUE AND OFFERING PRICE PER SHARE -
   INSTITUTIONAL CLASS                                              $       9.52     $      10.85      $      11.12
INVESTMENT AT COST (NOTE 2)                                         $ 71,945,597     $178,093,385      $284,724,151
SECURITIES ON LOAN, AT MARKET VALUE (NOTE 2)                        $ 31,858,316     $ 73,608,785      $ 87,093,450


                                                                         OUTLOOK           OUTLOOK
                                                                            2030              2040
--------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE (SEE COST BELOW)                  $138,336,350      $221,220,515
   CASH                                                                   50,505            50,940
   COLLATERAL FOR SECURITY LOANED                                     42,134,627        46,376,780
   RECEIVABLE FOR DIVIDENDS AND INTEREST AND OTHER RECEIVABLES           417,716           476,513
   RECEIVABLE FOR FUND SHARES ISSUED                                      10,434            27,540
   PREPAID EXPENSES AND OTHER ASSETS                                      33,600            58,591
                                                                    ------------      ------------
TOTAL ASSETS                                                         180,983,232       268,210,879
                                                                    ------------      ------------
LIABILITIES
   PAYABLE FOR SECURITY LOANED                                        42,134,627        46,376,780
   PAYABLE FOR FUND SHARES REDEEMED                                       32,520           129,926
   PAYABLE FOR INVESTMENT ADVISER AND AFFILIATES                         186,810           623,095
   PAYABLE TO OTHER RELATED PARTIES                                       88,897           206,414
   ACCRUED EXPENSES AND OTHER LIABILITIES                                 99,313           121,090
                                                                    ------------      ------------
TOTAL LIABILITIES                                                     42,542,167        47,457,305
                                                                    ------------      ------------
TOTAL NET ASSETS                                                    $138,441,065      $220,753,574
                                                                    ============      ============
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL                                                  $154,685,964      $270,571,227
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                            267,081           302,816
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS               6,396,710        (1,875,429)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS         (22,908,690)      (48,245,040)
                                                                    ------------      ------------
TOTAL NET ASSETS                                                    $138,441,065      $220,753,574
                                                                    ============      ============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
--------------------------------------------------------------------------------------------------
NET ASSETS - CLASS A                                                $ 82,448,221      $133,622,221
SHARES OUTSTANDING - CLASS A                                           7,053,754        11,539,806
NET ASSET VALUE PER SHARE - CLASS A                                 $      11.69      $      11.58
MAXIMUM OFFERING PRICE PER SHARE - CLASS A (1)                      $      12.40      $      12.29
NET ASSETS - CLASS B                                                $ 22,869,953      $ 52,127,251
SHARES OUTSTANDING - CLASS B                                           1,988,806         4,665,648
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B              $      11.50      $      11.17
NET ASSETS - CLASS C                                                $  2,421,493      $  4,311,247
SHARES OUTSTANDING - CLASS C                                             210,350           385,825
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C              $      11.51      $      11.17
MAXIMUM OFFERING PRICE PER SHARE - CLASS C (2)                      $      11.63      $      11.28
NET ASSETS - INSTITUTIONAL CLASS                                    $ 30,701,398      $ 30,692,855
SHARES OUTSTANDING - INSTITUTIONAL CLASS                               2,604,613         2,617,049
NET ASSET VALUE AND OFFERING PRICE PER SHARE -
   INSTITUTIONAL CLASS                                              $      11.79      $      11.73
INVESTMENT AT COST (NOTE 2)                                         $161,245,040      $269,465,555
SECURITIES ON LOAN, AT MARKET VALUE (NOTE 2)                        $ 40,951,152      $ 44,552,534

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.
(2)  MAXIMUM OFFERING PRICE IS COMPUTED AS 100/99.00 OF NET ASSET VALUE.


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED AUGUST 31, 2002 (UNAUDITED)


                                                      OUTLOOK TODAY   OUTLOOK 2010    OUTLOOK 2020   OUTLOOK 2030   OUTLOOK 2040
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS                                            $   250,027   $    865,222    $  1,761,592   $  1,178,606   $  2,125,801
   INTEREST                                               1,073,855      1,781,616       1,749,572        581,904        347,701
   SECURITIES LENDING                                        25,938         51,568          74,138         36,976         45,999
                                                        -----------   ------------    ------------   ------------   ------------
TOTAL INVESTMENT INCOME (LOSS)                            1,349,820      2,698,406       3,585,302      1,797,486      2,519,501
                                                        -----------   ------------    ------------   ------------   ------------
EXPENSES
   ADVISORY FEES                                            258,559        599,638         959,762        545,548        905,125
   ADMINISTRATION FEES                                       55,406        128,494         205,663        116,903        193,955
   CUSTODY FEES                                               7,387         17,133          27,422         15,587         25,861
   SHAREHOLDER SERVICING FEES                                80,782        165,395         223,375        154,978        281,206
   PORTFOLIO ACCOUNTING FEES                                 40,281         41,522          42,750         42,825         41,320
   TRANSFER AGENT
     CLASS A                                                 40,176         70,185         115,314        104,646        185,764
     CLASS B                                                 12,467         20,624          28,640         22,749         69,853
     CLASS C                                                  3,638          5,455           6,708          6,770          7,954
     INSTITUTIONAL CLASS                                      1,320          3,678           8,020          4,171          3,591
   DISTRIBUTION FEES
     CLASS B                                                 65,629        150,369         154,550         98,445        233,549
     CLASS C                                                 28,027         22,510          24,324         12,161         19,052
   LEGAL AND AUDIT FEES                                      40,627         41,798          42,370         41,683         42,294
   REGISTRATION FEES                                          3,083          6,167           8,980          5,894          7,216
   DIRECTORS' FEES                                            1,623          1,623           1,623          1,623          1,623
   SHAREHOLDER REPORTS                                       10,473         35,001          59,801         36,594         63,878
   OTHER                                                      9,462         22,773          34,649         22,094         35,403
                                                        -----------   ------------    ------------   ------------   ------------
TOTAL EXPENSES                                              658,940      1,332,365       1,943,951      1,232,671      2,117,644
                                                        -----------   ------------    ------------   ------------   ------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES                     (124,532)      (149,163)       (166,433)      (181,019)      (299,792)
NET EXPENSES                                                534,408      1,183,202       1,777,518      1,051,652      1,817,852
                                                        -----------   ------------    ------------   ------------   ------------
NET INVESTMENT INCOME(LOSS)                                 815,412      1,515,204       1,807,784        745,834        701,649
                                                        -----------   ------------    ------------   ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED GAIN (LOSS) FROM:
   SECURITIES                                               704,115      1,987,291        (845,402)     4,848,653     (2,639,214)
                                                        -----------   ------------    ------------   ------------   ------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS                   704,115      1,987,291        (845,402)     4,848,653     (2,639,214)
                                                        -----------   ------------    ------------   ------------   ------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) OF:
   SECURITIES                                            (3,815,281)   (15,452,818)    (29,269,252)   (25,020,247)   (36,745,695)
                                                        -----------   ------------    ------------   ------------   ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   INVESTMENTS                                           (3,815,281)   (15,452,818)    (29,269,252)   (25,020,247)   (36,745,695)
                                                        -----------   ------------    ------------   ------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS                                           (3,111,166)   (13,465,527)    (30,114,654)   (20,171,594)   (39,384,909)
                                                        -----------   ------------    ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                      $(2,295,754)  $(11,950,323)   $(28,306,870)  $(19,425,760)  $(38,683,260)
                                                        ===========   ============    ============   ============   ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    OUTLOOK TODAY                      OUTLOOK 2010
                                                         ---------------------------------   ---------------------------------
                                                             (UNAUDITED)                         (UNAUDITED)
                                                             FOR THE SIX           FOR THE       FOR THE SIX           FOR THE
                                                            MONTHS ENDED        YEAR ENDED      MONTHS ENDED        YEAR ENDED
                                                         AUGUST 31, 2002 FEBRUARY 28, 2002   AUGUST 31, 2002 FEBRUARY 28, 2002
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS                                         $74,950,443       $67,667,539      $173,510,852      $172,036,030
OPERATIONS:
NET INVESTMENT INCOME (LOSS)                                     815,412         1,944,358         1,515,204         3,682,818
NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN
   CURRENCY TRANSACTIONS                                         704,115           680,198         1,987,291         1,478,108
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   INVESTMENTS AND TRANSLATION OF ASSETS IN FOREIGN CURRENCY  (3,815,281)       (1,243,119)      (15,452,818)       (7,791,448)
                                                             -----------       -----------      ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                 (2,295,754)        1,381,437       (11,950,323)       (2,630,522)
                                                             -----------       -----------      ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A                                                     (492,942)       (1,249,560)         (883,843)       (2,139,208)
    CLASS B                                                     (169,414)         (339,683)         (315,235)         (672,912)
    CLASS C                                                      (73,254)         (157,556)          (45,932)         (121,417)
    INSTITUTIONAL CLASS                                         (123,709)         (203,140)         (445,455)         (703,079)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
    CLASS A                                                            0          (272,824)                0        (1,007,412)
    CLASS B                                                            0          (105,353)                0          (443,990)
    CLASS C                                                            0           (45,114)                0           (70,781)
    INSTITUTIONAL CLASS                                                0           (50,569)                0          (342,180)
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                         3,743,252         7,778,374         7,092,702        16,637,594
   REINVESTMENT OF DIVIDENDS - CLASS A                           470,462         1,469,717           872,706         3,111,435
   COST OF SHARES REDEEMED - CLASS A                          (8,774,534)      (13,395,932)      (12,578,516)      (32,480,122)
                                                             -----------       -----------      ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS A                       (4,560,820)       (4,147,841)       (4,613,108)      (12,731,093)
                                                             -----------       -----------      ------------      ------------
   PROCEEDS FROM SHARES SOLD - CLASS B                         4,652,091         8,169,755         3,300,952        11,614,080
   REINVESTMENT OF DIVIDENDS - CLASS B                           155,233           416,758           296,856         1,061,722
   COST OF SHARES REDEEMED - CLASS B                          (2,804,674)       (3,123,839)       (5,256,441)       (6,356,527)
                                                             -----------       -----------      ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS B                        2,002,650         5,462,674        (1,658,633)       (6,319,275)
                                                             -----------       -----------      ------------      ------------
   PROCEEDS FROM SHARES SOLD - CLASS C                         1,245,770         2,691,862         1,234,225         3,687,567
   REINVESTMENT OF DIVIDENDS - CLASS C                            59,612           176,231            40,589           174,324
   COST OF SHARES REDEEMED - CLASS C                          (1,801,665)       (1,063,937)       (1,135,259)       (3,485,577)
                                                             -----------       -----------      ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS C                         (496,283)        1,804,156           139,555           376,314
                                                             -----------       -----------      ------------      ------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS             2,065,336         7,325,640        11,125,718        20,564,327
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS               123,709           253,222           444,783         1,044,936
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS              (2,088,000)       (2,372,585)       (4,006,351)       (5,967,436)
                                                             -----------       -----------      ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS              101,045         5,206,277         7,564,150        15,641,827
                                                             -----------       -----------      ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS                         (6,108,481)        7,282,904       (12,208,824)        1,474,822
                                                             ===========       ===========      ============      ============
------------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS                                            $68,841,962       $74,950,443      $161,302,028      $173,510,852
                                                             -----------       -----------      ------------      ------------
   SHARES ISSUED AND REDEEMED
    SHARES SOLD - CLASS A                                        393,547           790,119           633,856         1,400,538
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A          48,846           150,267            76,624           263,834
    SHARES REDEEMED - CLASS A                                   (921,479)       (1,358,500)       (1,130,660)       (2,720,752)
                                                             -----------       -----------      ------------      ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   CLASS A                                                      (479,086)         (418,114)         (420,180)       (1,056,380)
                                                             -----------       -----------      ------------      ------------
    SHARES SOLD - CLASS B                                        479,791           814,236           290,553           969,705
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B          15,843            41,819            26,036            89,915
    SHARES REDEEMED - CLASS B                                   (290,608)         (312,118)         (478,240)         (532,431)
                                                             -----------       -----------      ------------      ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   CLASS B                                                       205,026           543,937          (161,651)          527,189
                                                             -----------       -----------      ------------      ------------
    SHARES SOLD - CLASS C                                        128,007           268,712           107,175           306,190
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C           6,082            17,718             3,534            14,643
    SHARES REDEEMED - CLASS C                                   (186,247)         (106,446)         (102,321)         (291,961)
                                                             -----------       -----------      ------------      ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   CLASS C                                                       (52,158)          179,984             8,388            28,872
                                                             -----------       -----------      ------------      ------------
    SHARES SOLD - INSTITUTIONAL CLASS                            213,439           730,339           989,016         1,710,703
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
    INSTITUTIONAL CLASS                                           12,671            25,502            38,826            87,983
    SHARES REDEEMED - INSTITUTIONAL CLASS                       (216,965)         (237,450)         (356,416)         (498,419)
                                                             -----------       -----------      ------------      ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
   OUTSTANDING - INSTITUTIONAL CLASS                               9,145           518,391           671,426         1,300,267
                                                             -----------       -----------      ------------      ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
   INCOME                                                    $   279,030       $   332,937      $    527,808      $    703,069

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                                                     OUTLOOK 2020                        OUTLOOK 2030
                                                         ---------------------------------   ---------------------------------
                                                             (UNAUDITED)                         (UNAUDITED)
                                                             FOR THE SIX           FOR THE       FOR THE SIX           FOR THE
                                                            MONTHS ENDED        YEAR ENDED      MONTHS ENDED        YEAR ENDED
                                                         AUGUST 31, 2002 FEBRUARY 28, 2002   AUGUST 31, 2002 FEBRUARY 28, 2002
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS                                        $282,207,262      $273,310,920      $162,957,715      $190,762,230
OPERATIONS:
NET INVESTMENT INCOME (LOSS)                                   1,807,784         3,684,212           745,834         1,280,772
NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN
   CURRENCY TRANSACTIONS                                        (845,402)          676,698         4,848,653         2,365,956
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   INVESTMENTS AND TRANSLATION OF ASSETS IN FOREIGN CURRENCY (29,269,252)      (21,058,210)      (25,020,247)      (19,935,809)
                                                            ------------      ------------      ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                (28,306,870)      (16,697,300)      (19,425,760)      (16,289,081)
                                                            ------------      ------------      ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A                                                     (836,300)       (1,962,975)         (501,324)         (960,820)
    CLASS B                                                     (162,261)         (409,869)          (77,524)         (101,254)
    CLASS C                                                      (25,641)          (55,006)           (9,547)          (12,882)
    INSTITUTIONAL CLASS                                         (744,497)       (1,328,566)         (216,819)         (255,739)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
    CLASS A                                                            0          (855,640)                0        (2,808,634)
     CLASS B                                                           0          (278,562)                0          (760,049)
    CLASS C                                                            0           (42,379)                0          (103,454)
    INSTITUTIONAL CLASS                                                0          (545,269)                0          (659,364)
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                        11,199,594        25,609,731         5,995,851        12,839,269
   REINVESTMENT OF DIVIDENDS - CLASS A                           822,700         2,783,364           491,369         3,721,693
   COST OF SHARES REDEEMED - CLASS A                         (16,594,261)      (34,396,248)      (12,851,059)      (34,656,148)
                                                            ------------      ------------      ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS A                       (4,571,967)       (6,003,153)       (6,363,839)      (18,095,186)
                                                            ------------      ------------      ------------      ------------
   PROCEEDS FROM SHARES SOLD - CLASS B                         2,360,598         7,160,159         1,013,280         3,015,800
   REINVESTMENT OF DIVIDENDS - CLASS B                           158,467           670,181            75,819           849,581
   COST OF SHARES REDEEMED - CLASS B                          (4,849,519)       (8,527,732)       (2,692,976)       (6,644,142)
                                                            ------------      ------------      ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS B                       (2,330,454)         (697,392)       (1,603,877)       (2,778,761)
                                                            ------------      ------------      ------------      ------------
   PROCEEDS FROM SHARES SOLD - CLASS C                         1,124,790         2,923,822           734,380         1,936,505
   REINVESTMENT OF DIVIDENDS - CLASS C                            24,147            90,938             9,356           114,140
   COST OF SHARES REDEEMED - CLASS C                          (1,443,004)       (2,024,637)       (1,285,367)       (1,625,103)
                                                            ------------      ------------      ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS C                         (294,067)          990,123          (541,631)          425,542
                                                            ------------      ------------      ------------      ------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS            12,390,907        46,118,491         6,658,372        17,797,433
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS               740,831         1,860,297           215,640           905,057
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS              (8,908,212)      (11,196,458)       (2,650,341)       (4,107,323)
                                                            ------------      ------------      ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS            4,223,526        36,782,330         4,223,671       (14,595,167)
                                                            ------------      ------------      ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS                        (33,048,531)        8,896,342       (24,516,650)      (27,804,515)
                                                             ===========       ===========      ============      ============
------------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS                                           $249,158,731      $282,207,262      $138,441,065      $162,957,715
                                                            ------------      ------------      ------------      ------------
   SHARES ISSUED AND REDEEMED
    SHARES SOLD - CLASS A                                        964,692         2,006,724           469,343           906,885
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A          70,053           221,989            38,323           268,793
    SHARES REDEEMED - CLASS A                                 (1,437,252)       (2,720,350)       (1,016,090)       (2,443,142)
                                                            ------------      ------------      ------------      ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   CLASS A                                                      (402,507)         (491,637)         (508,424)       (1,267,464)
                                                            ------------      ------------      ------------      ------------
    SHARES SOLD - CLASS B                                        200,888           567,966            77,957           215,056
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B          13,776            53,753             6,073            62,317
    SHARES REDEEMED - CLASS B                                   (424,459)         (683,286)         (221,606)         (473,605)
                                                            ------------      ------------      ------------      ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   CLASS B                                                      (209,795)          (61,567)         (137,576)         (196,232)
                                                            ------------      ------------      ------------      ------------
    SHARES SOLD - CLASS C                                         94,369           230,905            57,393           137,960
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C           2,085             7,251               743             8,370
    SHARES REDEEMED - CLASS C                                   (125,657)         (162,303)         (107,467)         (119,263)
                                                            ------------      ------------      ------------      ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   CLASS C                                                       (29,203)           75,853           (49,331)           27,067
                                                            ------------      ------------      ------------      ------------
    SHARES SOLD - INSTITUTIONAL CLASS                          1,028,237         3,561,827           516,210         1,251,264
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
    INSTITUTIONAL CLASS                                           62,310           147,202            16,707            64,964
    SHARES REDEEMED - INSTITUTIONAL CLASS                       (772,268)         (876,804)         (214,166)         (287,691)
                                                            ------------      ------------      ------------      ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
   OUTSTANDING - INSTITUTIONAL CLASS                             318,279        (2,832,225)          318,751         1,028,537
                                                            ------------      ------------      ------------      ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT   INCOME     $    621,886      $    582,801      $    267,081      $    326,461


                                                                       OUTLOOK 2040
                                                         ----------------------------------
                                                              (UNAUDITED)
                                                              FOR THE SIX           FOR THE
                                                             MONTHS ENDED        YEAR ENDED
                                                          AUGUST 31, 2002 FEBRUARY 28, 2002
-------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS                                         $276,527,541      $341,040,109
OPERATIONS:
NET INVESTMENT INCOME (LOSS)                                      701,649           405,636
NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN
   CURRENCY TRANSACTIONS                                       (2,639,214)          731,311
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   INVESTMENTS AND TRANSLATION OF ASSETS IN FOREIGN CURRENCY  (36,745,695)      (39,726,241)
                                                             ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                 (38,683,260)      (38,589,294)
                                                             ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A                                                      (492,184)                0
    CLASS B                                                      (101,972)                0
    CLASS C                                                        (7,908)                0
    INSTITUTIONAL CLASS                                          (144,679)                0
   NET REALIZED GAIN ON SALES OF INVESTMENTS
    CLASS A                                                             0        (2,290,220)
    CLASS B                                                             0          (944,369)
    CLASS C                                                             0           (77,144)
    INSTITUTIONAL CLASS                                                 0          (433,220)
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                          5,250,622        11,902,824
   REINVESTMENT OF DIVIDENDS - CLASS A                            484,545         2,256,251
   COST OF SHARES REDEEMED - CLASS A                          (18,106,229)      (36,376,805)
                                                             ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS A                       (12,371,062)      (22,217,730)
                                                             ------------      ------------
   PROCEEDS FROM SHARES SOLD - CLASS B                          1,572,307         4,691,576
   REINVESTMENT OF DIVIDENDS - CLASS B                             99,791           926,508
   COST OF SHARES REDEEMED - CLASS B                           (7,265,765)      (12,406,782)
                                                             ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS B                        (5,593,667)       (6,788,698)
                                                             ------------      ------------
   PROCEEDS FROM SHARES SOLD - CLASS C                            513,696         1,543,660
   REINVESTMENT OF DIVIDENDS - CLASS C                              7,390            71,780
   COST OF SHARES REDEEMED - CLASS C                             (866,371)       (1,625,874)
                                                             ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS C                          (345,285)          (10,434)
                                                             ------------      ------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS              6,641,994        14,966,088
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                144,404           432,356
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS               (4,820,348)       (8,559,903)
                                                             ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS             1,966,050         6,838,541
                                                             ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS                         (55,773,967)      (64,512,568)
                                                             ============      ============
-------------------------------------------------------------------------------------------
ENDING NET ASSETS                                            $220,753,574      $276,527,541
                                                             ------------      ------------
   SHARES ISSUED AND REDEEMED
    SHARES SOLD - CLASS A                                         398,654           826,625
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A           39,247           160,040
    SHARES REDEEMED - CLASS A                                  (1,433,423)       (2,518,424)
                                                             ------------      ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   CLASS A                                                       (995,522)       (1,531,759)
                                                             ------------      ------------
    SHARES SOLD - CLASS B                                         122,982           335,705
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B            8,372            67,963
    SHARES REDEEMED - CLASS B                                    (608,450)         (906,830)
                                                             ------------      ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   CLASS B                                                       (477,096)         (503,162)
                                                             ------------      ------------
    SHARES SOLD - CLASS C                                          40,437           108,489
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C              620             5,265
    SHARES REDEEMED - CLASS C                                     (70,381)         (120,306)
                                                             ------------      ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   CLASS C                                                        (29,324)           (6,552)
                                                             ------------      ------------
    SHARES SOLD - INSTITUTIONAL CLASS                             507,944         1,016,566
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
    INSTITUTIONAL CLASS                                            11,552            30,315
    SHARES REDEEMED - INSTITUTIONAL CLASS                        (379,751)         (590,593)
                                                             ------------      ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
   OUTSTANDING - INSTITUTIONAL CLASS                              139,745           456,288
                                                             ------------      ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
   INCOME                                                    $    302,816      $    347,910

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO OUTLOOK FUNDS                                   FINANCIAL HIGHLIGHTS

                                                                              NET REALIZED
                                                     BEGINNING         NET             AND    DIVIDENDS  DISTRIBUTIONS
                                                     NET ASSET  INVESTMENT      UNREALIZED     FROM NET       FROM NET  RETURN
                                                     VALUE PER      INCOME     GAIN (LOSS)   INVESTMENT       REALIZED      OF
                                                         SHARE      (LOSS)  ON INVESTMENTS       INCOME          GAINS CAPITAL
---------------------------------------------------------------------------------------------------------------------------------
OUTLOOK TODAY

CLASS A
MARCH 1, 2002 TO AUGUST 31, 2002 (UNAUDITED)         $    9.79       $0.12          $(0.41)      $(0.12)       $ 0.00      N/A
MARCH 1, 2001 TO FEBRUARY 28, 2002                        9.94        0.29           (0.09)       (0.29)        (0.06)     N/A
MARCH 1, 2000 TO FEBRUARY 28, 2001                       10.30        0.38            0.21        (0.39)        (0.56)     N/A
MARCH 1, 1999 TO FEBRUARY 29, 2000                       10.52        0.38            0.09        (0.36)        (0.33)     N/A
MARCH 1, 1998 TO FEBRUARY 28, 1999                       10.83        0.36            0.32        (0.37)        (0.62)     N/A
MARCH 1, 1997 TO FEBRUARY 28, 1998                       10.71        0.43            0.81        (0.44)        (0.68)     N/A

CLASS B
MARCH 1, 2002 TO AUGUST 31, 2002 (UNAUDITED)              9.96        0.09           (0.41)       (0.10)         0.00      N/A
MARCH 1, 2001 TO FEBRUARY 28, 2002                       10.11        0.23           (0.08)       (0.24)        (0.06)     N/A
MARCH 1, 2000 TO FEBRUARY 28, 2001                       10.44        0.31            0.24        (0.32)        (0.56)     N/A
MARCH 1, 1999 TO FEBRUARY 29, 2000                       10.61        0.27            0.14        (0.25)        (0.33)     N/A
AUGUST 1, 1998(3) TO FEBRUARY 28, 1999                   10.91        0.07            0.29        (0.04)        (0.62)     N/A

CLASS C
MARCH 1, 2002 TO AUGUST 31, 2002 (UNAUDITED)              9.94        0.10           (0.41)       (0.10)         0.00      N/A
MARCH 1, 2001 TO FEBRUARY 28, 2002                       10.09        0.23           (0.08)       (0.24)        (0.06)     N/A
MARCH 1, 2000 TO FEBRUARY 28, 2001                       10.44        0.34            0.21        (0.34)        (0.56)     N/A
MARCH 1, 1999 TO FEBRUARY 29, 2000                       10.62        0.29            0.12        (0.26)        (0.33)     N/A
DECEMBER 1, 1998(3) TO FEBRUARY 28, 1999                 11.24        0.04           (0.04)       (0.01)        (0.61)     N/A

INSTITUTIONAL CLASS
MARCH 1, 2002 TO AUGUST 31, 2002 (UNAUDITED)              9.94        0.13           (0.42)       (0.13)         0.00      N/A
MARCH 1, 2001 TO FEBRUARY 28, 2002                       10.08        0.30           (0.07)       (0.31)        (0.06)     N/A
MARCH 1, 2000 TO FEBRUARY 28, 2001                       10.36        0.36            0.25        (0.33)        (0.56)     N/A
NOVEMBER 8, 1999(3) TO FEBRUARY 29, 2000                 10.66        0.08            0.00        (0.05)        (0.33)     N/A

OUTLOOK 2010
---------------------------------------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2002 TO AUGUST 31, 2002 (UNAUDITED)             11.65        0.11           (0.88)       (0.12)         0.00      N/A
MARCH 1, 2001 TO FEBRUARY 28, 2002                       12.22        0.28           (0.45)       (0.27)        (0.13)     N/A
MARCH 1, 2000 TO FEBRUARY 28, 2001                       12.88        0.35           (0.15)       (0.35)        (0.51)     N/A
MARCH 1, 1999 TO FEBRUARY 29, 2000                       13.27        0.34            0.66        (0.34)        (1.05)     N/A
MARCH 1, 1998 TO FEBRUARY 28, 1999                       13.16        0.32            0.94        (0.33)        (0.82)     N/A
MARCH 1, 1997 TO FEBRUARY 28, 1998                       12.20        0.36            1.82        (0.38)        (0.84)     N/A

CLASS B
MARCH 1, 2002 TO AUGUST 31, 2002 (UNAUDITED)             11.66        0.08           (0.89)       (0.09)         0.00      N/A
MARCH 1, 2001 TO FEBRUARY 28, 2002                       12.23        0.20           (0.43)       (0.21)        (0.13)     N/A
MARCH 1, 2000 TO FEBRUARY 28, 2001                       12.88        0.28           (0.14)       (0.28)        (0.51)     N/A
MARCH 1, 1999 TO FEBRUARY 29, 2000                       13.25        0.25            0.68        (0.25)        (1.05)     N/A
MARCH 1, 1998 TO FEBRUARY 28, 1999                       13.10        0.22            0.97        (0.22)        (0.82)     N/A
MARCH 1, 1997(3) TO FEBRUARY 28, 1998                    12.02        0.19            1.88        (0.15)        (0.84)     N/A

CLASS C
MARCH 1, 2002 TO AUGUST 31, 2002 (UNAUDITED)             11.75        0.08           (0.89)       (0.09)         0.00      N/A
MARCH 1, 2001 TO FEBRUARY 28, 2002                       12.32        0.20           (0.43)       (0.21)        (0.13)     N/A
MARCH 1, 2000 TO FEBRUARY 28, 2001                       12.97        0.29           (0.16)       (0.27)        (0.51)     N/A
MARCH 1, 1999 TO FEBRUARY 29, 2000                       13.29        0.21            0.72        (0.20)        (1.05)     N/A
DECEMBER 1, 1998(3) TO FEBRUARY 28, 1999                 13.98        0.04            0.09         0.00(4)      (0.82)     N/A

INSTITUTIONAL CLASS
MARCH 1, 2002 TO AUGUST 31, 2002 (UNAUDITED)             11.75        0.12           (0.89)       (0.13)         0.00      N/A
MARCH 1, 2001 TO FEBRUARY 28, 2002                       12.32        0.29           (0.43)       (0.30)        (0.13)     N/A
MARCH 1, 2000 TO FEBRUARY 28, 2001                       12.95        0.33           (0.12)       (0.33)        (0.51)     N/A
NOVEMBER 8, 1999(3) TO FEBRUARY 29, 2000                 13.83        0.07            0.13        (0.03)        (1.05)     N/A



                                                        ENDING        RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                     NET ASSET    --------------------------------------------------
                                                     VALUE PER      NET INVESTMENT             NET           GROSS
                                                         SHARE       INCOME (LOSS)        EXPENSES        EXPENSES
-----------------------------------------------------------------------------------------------------------------------
OUTLOOK TODAY

CLASS A
MARCH 1, 2002 TO AUGUST 31, 2002 (UNAUDITED)         $    9.38               2.32%           1.30%           1.59%
MARCH 1, 2001 TO FEBRUARY 28, 2002                        9.79               2.85%           1.30%           1.63%
MARCH 1, 2000 TO FEBRUARY 28, 2001                        9.94               3.66%           1.30%           1.51%
MARCH 1, 1999 TO FEBRUARY 29, 2000                       10.30               3.29%           1.30%           1.45%
MARCH 1, 1998 TO FEBRUARY 28, 1999                       10.52               3.27%           1.25%           1.31%
MARCH 1, 1997 TO FEBRUARY 28, 1998                       10.83               3.83%           1.20%           N/A

CLASS B
MARCH 1, 2002 TO AUGUST 31, 2002 (UNAUDITED)              9.54               1.81%           1.80%           2.27%
MARCH 1, 2001 TO FEBRUARY 28, 2002                        9.96               2.31%           1.80%           2.26%
MARCH 1, 2000 TO FEBRUARY 28, 2001                       10.11               3.15%           1.80%           2.00%
MARCH 1, 1999 TO FEBRUARY 29, 2000                       10.44               2.76%           1.80%           2.17%
AUGUST 1, 1998(3) TO FEBRUARY 28, 1999                   10.61               2.24%           1.70%           3.01%

CLASS C
MARCH 1, 2002 TO AUGUST 31, 2002 (UNAUDITED)              9.53               1.82%           1.80%           2.23%
MARCH 1, 2001 TO FEBRUARY 28, 2002                        9.94               2.32%           1.80%           2.26%
MARCH 1, 2000 TO FEBRUARY 28, 2001                       10.09               3.19%           1.80%           1.97%
MARCH 1, 1999 TO FEBRUARY 29, 2000                       10.44               2.77%           1.80%           2.13%
DECEMBER 1, 1998(3) TO FEBRUARY 28, 1999                 10.62               2.27%           1.76%           2.66%

INSTITUTIONAL CLASS
MARCH 1, 2002 TO AUGUST 31, 2002 (UNAUDITED)              9.52               2.61%           1.00%           1.17%
MARCH 1, 2001 TO FEBRUARY 28, 2002                        9.94               3.06%           1.03%           1.29%
MARCH 1, 2000 TO FEBRUARY 28, 2001                       10.08               3.88%           1.04%           1.16%
NOVEMBER 8, 1999(3) TO FEBRUARY 29, 2000                 10.36               3.56%           1.00%           1.05%

OUTLOOK 2010
-----------------------------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2002 TO AUGUST 31, 2002 (UNAUDITED)             10.76               1.82%           1.30%           1.44%
MARCH 1, 2001 TO FEBRUARY 28, 2002                       11.65               2.25%           1.30%           1.53%
MARCH 1, 2000 TO FEBRUARY 28, 2001                       12.22               2.74%           1.30%           1.43%
MARCH 1, 1999 TO FEBRUARY 29, 2000                       12.88               2.45%           1.30%           1.39%
MARCH 1, 1998 TO FEBRUARY 28, 1999                       13.27               2.42%           1.25%           1.28%
MARCH 1, 1997 TO FEBRUARY 28, 1998                       13.16               2.85%           1.20%           N/A

CLASS B
MARCH 1, 2002 TO AUGUST 31, 2002 (UNAUDITED)             10.76               1.32%           1.80%           2.12%
MARCH 1, 2001 TO FEBRUARY 28, 2002                       11.66               1.73%           1.80%           2.12%
MARCH 1, 2000 TO FEBRUARY 28, 2001                       12.23               2.23%           1.80%           1.95%
MARCH 1, 1999 TO FEBRUARY 29, 2000                       12.88               1.93%           1.80%           1.94%
MARCH 1, 1998 TO FEBRUARY 28, 1999                       13.25               1.90%           1.76%           1.84%
MARCH 1, 1997(3) TO FEBRUARY 28, 1998                    13.10               2.15%           1.70%           N/A

CLASS C
MARCH 1, 2002 TO AUGUST 31, 2002 (UNAUDITED)             10.85               1.31%           1.80%           2.20%
MARCH 1, 2001 TO FEBRUARY 28, 2002                       11.75               1.74%           1.80%           2.12%
MARCH 1, 2000 TO FEBRUARY 28, 2001                       12.32               2.24%           1.80%           1.96%
MARCH 1, 1999 TO FEBRUARY 29, 2000                       12.97               1.88%           1.80%           2.52%
DECEMBER 1, 1998(3) TO FEBRUARY 28, 1999                 13.29               2.04%           1.76%           7.72%

INSTITUTIONAL CLASS
MARCH 1, 2002 TO AUGUST 31, 2002 (UNAUDITED)             10.85               2.12%           1.00%           1.05%
MARCH 1, 2001 TO FEBRUARY 28, 2002                       11.75               2.48%           1.03%           1.21%
MARCH 1, 2000 TO FEBRUARY 28, 2001                       12.32               3.03%           1.04%           1.08%
NOVEMBER 8, 1999(3) TO FEBRUARY 29, 2000                 12.95               2.72%           1.00%           1.01%



                                                                PORTFOLIO          NET ASSETS AT
                                                       TOTAL     TURNOVER          END OF PERIOD
                                                      RETURN       RATE(2)       (000'S OMITTED)
------------------------------------------------------------------------------------------------
OUTLOOK TODAY

CLASS A
MARCH 1, 2002 TO AUGUST 31, 2002 (UNAUDITED)         (3.00)%          22%               $35,297
MARCH 1, 2001 TO FEBRUARY 28, 2002                     2.06%          51%                41,543
MARCH 1, 2000 TO FEBRUARY 28, 2001                     5.79%          58%                46,316
MARCH 1, 1999 TO FEBRUARY 29, 2000                     4.47%          55%                44,801
MARCH 1, 1998 TO FEBRUARY 28, 1999                     6.40%          66%                56,986
MARCH 1, 1997 TO FEBRUARY 28, 1998                    11.99%          39%                67,909

CLASS B
MARCH 1, 2002 TO AUGUST 31, 2002 (UNAUDITED)          (3.27)%         22%                17,928
MARCH 1, 2001 TO FEBRUARY 28, 2002                     1.54%          51%                16,678
MARCH 1, 2000 TO FEBRUARY 28, 2001                     5.30%          58%                11,425
MARCH 1, 1999 TO FEBRUARY 29, 2000                     3.87%          55%                 6,457
AUGUST 1, 1998(3) TO FEBRUARY 28, 1999                 3.35%          66%                 3,161

CLASS C
MARCH 1, 2002 TO AUGUST 31, 2002 (UNAUDITED)          (3.19)%         22%                 6,858
MARCH 1, 2001 TO FEBRUARY 28, 2002                     1.52%          51%                 7,678
MARCH 1, 2000 TO FEBRUARY 28, 2001                     5.36%          58%                 5,972
MARCH 1, 1999 TO FEBRUARY 29, 2000                     3.91%          55%                 7,243
DECEMBER 1, 1998(3) TO FEBRUARY 28, 1999               0.02%          66%                 4,758

INSTITUTIONAL CLASS
MARCH 1, 2002 TO AUGUST 31, 2002 (UNAUDITED)          (2.91)%         22%                 8,759
MARCH 1, 2001 TO FEBRUARY 28, 2002                     2.40%          51%                 9,052
MARCH 1, 2000 TO FEBRUARY 28, 2001                     5.94%          58%                 3,954
NOVEMBER 8, 1999(3) TO FEBRUARY 29, 2000               0.53%          55%                   134

OUTLOOK 2010
------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2002 TO AUGUST 31, 2002 (UNAUDITED)          (6.69)%         35%                78,456
MARCH 1, 2001 TO FEBRUARY 28, 2002                    (1.43)%         39%                89,878
MARCH 1, 2000 TO FEBRUARY 28, 2001                     1.41%          54%               107,161
MARCH 1, 1999 TO FEBRUARY 29, 2000                     7.50%          49%                89,056
MARCH 1, 1998 TO FEBRUARY 28, 1999                     9.91%          38%                89,543
MARCH 1, 1997 TO FEBRUARY 28, 1998                    18.45%          46%                89,659

CLASS B
MARCH 1, 2002 TO AUGUST 31, 2002 (UNAUDITED)          (7.00)%         35%                36,260
MARCH 1, 2001 TO FEBRUARY 28, 2002                    (1.92)%         39%                41,166
MARCH 1, 2000 TO FEBRUARY 28, 2001                     0.93%          54%                36,727
MARCH 1, 1999 TO FEBRUARY 29, 2000                     6.96%          49%                29,937
MARCH 1, 1998 TO FEBRUARY 28, 1999                     9.30%          38%                18,158
MARCH 1, 1997(3) TO FEBRUARY 28, 1998                 17.64%          46%                 6,248

CLASS C
MARCH 1, 2002 TO AUGUST 31, 2002 (UNAUDITED)          (6.95)%         35%                 5,555
MARCH 1, 2001 TO FEBRUARY 28, 2002                    (1.90)%         39%                 5,919
MARCH 1, 2000 TO FEBRUARY 28, 2001                     0.89%          54%                 5,850
MARCH 1, 1999 TO FEBRUARY 29, 2000                     6.91%          49%                 5,364
DECEMBER 1, 1998(3) TO FEBRUARY 28, 1999               1.11%          38%                   675

INSTITUTIONAL CLASS
MARCH 1, 2002 TO AUGUST 31, 2002 (UNAUDITED)          (6.58)%         35%                41,030
MARCH 1, 2001 TO FEBRUARY 28, 2002                    (1.14)%         39%                36,548
MARCH 1, 2000 TO FEBRUARY 28, 2001                     1.52%          54%                22,299
NOVEMBER 8, 1999(3) TO FEBRUARY 29, 2000               1.08%          49%                 1,661


(1) THESE RATIOS INCLUDE INCOME EARNED AND EXPENSES CHARGED TO EACH FUND. ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
(2)  REPRESENTS THE PORTFOLIO TURNOVER RATE OF EACH FUND. NOT ANNUALIZED.
(3)  COMMENCEMENT OF OPERATIONS.
(4)  DISTRIBUTION WAS LESS THAN $0.01 PER SHARE

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                                                              NET REALIZED
                                                     BEGINNING         NET             AND    DIVIDENDS  DISTRIBUTIONS
                                                     NET ASSET  INVESTMENT      UNREALIZED     FROM NET       FROM NET  RETURN
                                                     VALUE PER      INCOME     GAIN (LOSS)   INVESTMENT       REALIZED      OF
                                                         SHARE      (LOSS)  ON INVESTMENTS       INCOME          GAINS CAPITAL
---------------------------------------------------------------------------------------------------------------------------------
OUTLOOK 2020

CLASS A
MARCH 1, 2002 TO AUGUST 31, 2002 (UNAUDITED)            $12.29       $0.08          $(1.29)      $(0.08)        $0.00      N/A
MARCH 1, 2001 TO FEBRUARY 28, 2002                       13.28        0.13           (0.87)       (0.14)        (0.11)     N/A
MARCH 1, 2000 TO FEBRUARY 28, 2001                       14.78        0.24           (0.75)       (0.23)        (0.74)    (0.02)
MARCH 1, 1999 TO FEBRUARY 29, 2000                       14.91        0.24            1.33        (0.24)        (1.46)     N/A
MARCH 1, 1998 TO FEBRUARY 28, 1999                       14.70        0.24            1.47        (0.25)        (1.25)     N/A
MARCH 1, 1997 TO FEBRUARY 28, 1998                       12.98        0.28            2.73        (0.29)        (1.00)     N/A

CLASS B
MARCH 1, 2002 TO AUGUST 31, 2002 (UNAUDITED)             12.18        0.05           (1.28)       (0.05)         0.00      N/A
MARCH 1, 2001 TO FEBRUARY 28, 2002                       13.17        0.07           (0.87)       (0.08)        (0.11)     N/A
MARCH 1, 2000 TO FEBRUARY 28, 2001                       14.66        0.16           (0.74)       (0.16)        (0.74)    (0.01)
MARCH 1, 1999 TO FEBRUARY 29, 2000                       14.79        0.15            1.33        (0.15)        (1.46)     N/A
MARCH 1, 1998 TO FEBRUARY 28, 1999                       14.55        0.15            1.48        (0.15)        (1.24)     N/A
MARCH 1, 1997(3) TO FEBRUARY 28, 1998                    12.79        0.14            2.74        (0.12)        (1.00)     N/A

CLASS C
MARCH 1, 2002 TO AUGUST 31, 2002 (UNAUDITED)             12.26        0.05           (1.29)       (0.05)         0.00      N/A
MARCH 1, 2001 TO FEBRUARY 28, 2002                       13.25        0.07           (0.87)       (0.08)        (0.11)     N/A
MARCH 1, 2000 TO FEBRUARY 28, 2001                       14.74        0.16           (0.74)       (0.16)        (0.74)    (0.01)
MARCH 1, 1999 TO FEBRUARY 29, 2000                       14.82        0.11            1.37        (0.10)        (1.46)     N/A
DECEMBER 1, 1998(3) TO FEBRUARY 28, 1999                 15.82        0.01            0.22         0.00(4)      (1.23)     N/A

INSTITUTIONAL CLASS
MARCH 1, 2002 TO AUGUST 31, 2002 (UNAUDITED)             12.42        0.09           (1.30)       (0.09)         0.00      N/A
MARCH 1, 2001 TO FEBRUARY 28, 2002                       13.42        0.16           (0.87)       (0.18)        (0.11)     N/A
MARCH 1, 2000 TO FEBRUARY 28, 2001                       14.89        0.24           (0.72)       (0.23)        (0.74)    (0.02)
NOVEMBER 8, 1999(3) TO FEBRUARY 29, 2000                 16.01        0.06            0.30        (0.02)        (1.46)     N/A

OUTLOOK 2030
---------------------------------------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2002 TO AUGUST 31, 2002 (UNAUDITED)             13.34        0.07           (1.65)       (0.07)         0.00      N/A
MARCH 1, 2001 TO FEBRUARY 28, 2002                       15.13        0.12           (1.43)       (0.12)        (0.36)     N/A
MARCH 1, 2000 TO FEBRUARY 28, 2001                       16.96        0.17           (1.17)       (0.16)        (0.67)     N/A
MARCH 1, 1999 TO FEBRUARY 29, 2000                       17.15        0.17            2.03        (0.17)        (2.22)     N/A
MARCH 1, 1998 TO FEBRUARY 28, 1999                       16.51        0.18            1.93        (0.19)        (1.28)     N/A
MARCH 1, 1997 TO FEBRUARY 28, 1998                       13.83        0.23            3.54        (0.23)        (0.86)     N/A

CLASS B
MARCH 1, 2002 TO AUGUST 31, 2002 (UNAUDITED)             13.13        0.03           (1.62)       (0.04)         0.00      N/A
MARCH 1, 2001 TO FEBRUARY 28, 2002                       14.88        0.05           (1.39)       (0.05)        (0.36)     N/A
MARCH 1, 2000 TO FEBRUARY 28, 2001                       16.72        0.07           (1.16)       (0.08)        (0.67)     N/A
MARCH 1, 1999 TO FEBRUARY 29, 2000                       16.93        0.08            2.01        (0.08)        (2.22)     N/A
MARCH 1, 1998 TO FEBRUARY 28, 1999                       16.28        0.09            1.92        (0.10)        (1.26)     N/A
MARCH 1, 1997(3) TO FEBRUARY 28, 1998                    13.63        0.10            3.50        (0.09)        (0.86)     N/A

CLASS C
MARCH 1, 2002 TO AUGUST 31, 2002 (UNAUDITED)             13.14        0.03           (1.62)       (0.04)         0.00      N/A
MARCH 1, 2001 TO FEBRUARY 28, 2002                       14.90        0.04           (1.39)       (0.05)        (0.36)     N/A
MARCH 1, 2000 TO FEBRUARY 28, 2001                       16.74        0.08           (1.17)       (0.08)        (0.67)     N/A
MARCH 1, 1999 TO FEBRUARY 29, 2000                       16.94        0.06            2.01        (0.05)        (2.22)     N/A
DECEMBER 1, 1998(3) TO FEBRUARY 28, 1999                 17.89        0.00            0.31         0.00(4)      (1.26)     N/A

INSTITUTIONAL CLASS
MARCH 1, 2002 TO AUGUST 31, 2002 (UNAUDITED)             13.45        0.08           (1.65)       (0.09)         0.00      N/A
MARCH 1, 2001 TO FEBRUARY 28, 2002                       15.24        0.15           (1.42)       (0.16)        (0.36)     N/A
MARCH 1, 2001 TO FEBRUARY 28, 2001                       17.07        0.17           (1.16)       (0.17)        (0.67)     N/A
NOVEMBER 8, 1999(3) TO FEBRUARY 29, 2000                 18.73        0.03            0.54        (0.01)        (2.22)     N/A



                                                        ENDING        RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                     NET ASSET    --------------------------------------------------
                                                     VALUE PER      NET INVESTMENT             NET           GROSS
                                                         SHARE       INCOME (LOSS)        EXPENSES        EXPENSES
-----------------------------------------------------------------------------------------------------------------------
OUTLOOK 2020

CLASS A
MARCH 1, 2002 TO AUGUST 31, 2002 (UNAUDITED)            $11.00               1.29%           1.30%           1.42%
MARCH 1, 2001 TO FEBRUARY 28, 2002                       12.29               1.35%           1.30%           1.50%
MARCH 1, 2000 TO FEBRUARY 28, 2001                       13.28               1.63%           1.30%           1.39%
MARCH 1, 1999 TO FEBRUARY 29, 2000                       14.78               1.52%           1.30%           1.33%
MARCH 1, 1998 TO FEBRUARY 28, 1999                       14.91               1.61%           1.25%           1.26%
MARCH 1, 1997 TO FEBRUARY 28, 1998                       14.70               2.05%           1.20%           N/A

CLASS B
MARCH 1, 2002 TO AUGUST 31, 2002 (UNAUDITED)             10.90               0.79%           1.80%           2.12%
MARCH 1, 2001 TO FEBRUARY 28, 2002                       12.18               0.85%           1.80%           2.08%
MARCH 1, 2000 TO FEBRUARY 28, 2001                       13.17               1.12%           1.80%           1.94%
MARCH 1, 1999 TO FEBRUARY 29, 2000                       14.66               1.02%           1.80%           1.95%
MARCH 1, 1998 TO FEBRUARY 28, 1999                       14.79               1.04%           1.76%           1.84%
MARCH 1, 1997(3) TO FEBRUARY 28, 1998                    14.55               1.33%           1.70%           N/A

CLASS C
MARCH 1, 2002 TO AUGUST 31, 2002 (UNAUDITED)             10.97               0.78%           1.80%           2.19%
MARCH 1, 2001 TO FEBRUARY 28, 2002                       12.26               0.83%           1.80%           2.08%
MARCH 1, 2000 TO FEBRUARY 28, 2001                       13.25               1.15%           1.80%           1.96%
MARCH 1, 1999 TO FEBRUARY 29, 2000                       14.74               0.92%           1.80%           3.28%
DECEMBER 1, 1998(3) TO FEBRUARY 28, 1999                 14.82               0.76%           1.71%          52.02%

INSTITUTIONAL CLASS
MARCH 1, 2002 TO AUGUST 31, 2002 (UNAUDITED)             11.12               1.59%           1.00%           1.01%
MARCH 1, 2001 TO FEBRUARY 28, 2002                       12.42               1.60%           1.03%           1.18%
MARCH 1, 2000 TO FEBRUARY 28, 2001                       13.42               1.93%           1.04%           1.04%
NOVEMBER 8, 1999(3) TO FEBRUARY 29, 2000                 14.89               1.69%           1.00%           1.01%

OUTLOOK 2030
-----------------------------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2002 TO AUGUST 31, 2002 (UNAUDITED)             11.69               0.98%           1.30%           1.52%
MARCH 1, 2001 TO FEBRUARY 28, 2002                       13.34               0.81%           1.30%           1.57%
MARCH 1, 2000 TO FEBRUARY 28, 2001                       15.13               0.97%           1.30%           1.41%
MARCH 1, 1999 TO FEBRUARY 29, 2000                       16.96               0.96%           1.30%           1.37%
MARCH 1, 1998 TO FEBRUARY 28, 1999                       17.15               1.07%           1.23%           1.26%
MARCH 1, 1997 TO FEBRUARY 28, 1998                       16.51               1.50%           1.20%           N/A

CLASS B
MARCH 1, 2002 TO AUGUST 31, 2002 (UNAUDITED)             11.50               0.48%           1.80%           2.20%
MARCH 1, 2001 TO FEBRUARY 28, 2002                       13.13               0.30%           1.80%           2.17%
MARCH 1, 2000 TO FEBRUARY 28, 2001                       14.88               0.47%           1.80%           2.00%
MARCH 1, 1999 TO FEBRUARY 29, 2000                       16.72               0.44%           1.80%           1.98%
MARCH 1, 1998 TO FEBRUARY 28, 1999                       16.93               0.52%           1.75%           1.84%
MARCH 1, 1997(3) TO FEBRUARY 28, 1998                    16.28               0.76%           1.70%           N/A

CLASS C
MARCH 1, 2002 TO AUGUST 31, 2002 (UNAUDITED)             11.51               0.48%           1.80%           2.44%
MARCH 1, 2001 TO FEBRUARY 28, 2002                       13.14               0.29%           1.80%           2.17%
MARCH 1, 2000 TO FEBRUARY 28, 2001                       14.90               0.49%           1.80%           2.16%
MARCH 1, 1999 TO FEBRUARY 29, 2000                       16.74               0.36%           1.80%           5.37%
DECEMBER 1, 1998(3) TO FEBRUARY 28, 1999                 16.94               0.16%           1.73%          72.87%

INSTITUTIONAL CLASS
MARCH 1, 2002 TO AUGUST 31, 2002 (UNAUDITED)             11.79               1.28%           1.00%           1.07%
MARCH 1, 2001 TO FEBRUARY 28, 2002                       13.45               1.05%           1.03%           1.24%
MARCH 1, 2001 TO FEBRUARY 28, 2001                       15.24               1.27%           1.05%           1.05%
NOVEMBER 8, 1999(3) TO FEBRUARY 29, 2000                 17.07               1.06%           1.00%           1.02%


                                                                 PORTFOLIO          NET ASSETS AT
                                                        TOTAL     TURNOVER          END OF PERIOD
                                                       RETURN       RATE(2)       (000'S OMITTED)
-------------------------------------------------------------------------------------------------
OUTLOOK 2020

CLASS A
MARCH 1, 2002 TO AUGUST 31, 2002 (UNAUDITED)           (9.92)%         39%              $118,457
MARCH 1, 2001 TO FEBRUARY 28, 2002                     (5.57)%         29%               137,265
MARCH 1, 2000 TO FEBRUARY 28, 2001                     (3.79)%         39%               154,871
MARCH 1, 1999 TO FEBRUARY 29, 2000                     10.45%          43%               176,460
MARCH 1, 1998 TO FEBRUARY 28, 1999                     12.02%          36%               165,584
MARCH 1, 1997 TO FEBRUARY 28, 1998                     23.97%          41%               166,198

CLASS B
MARCH 1, 2002 TO AUGUST 31, 2002 (UNAUDITED)          (10.15)%         39%                36,454
MARCH 1, 2001 TO FEBRUARY 28, 2002                     (6.09)%         29%                43,280
MARCH 1, 2000 TO FEBRUARY 28, 2001                     (4.25)%         39%                47,591
MARCH 1, 1999 TO FEBRUARY 29, 2000                      9.90%          43%                47,472
MARCH 1, 1998 TO FEBRUARY 28, 1999                     11.56%          36%                28,467
MARCH 1, 1997(3) TO FEBRUARY 28, 1998                  23.05%          41%                12,129

CLASS C
MARCH 1, 2002 TO AUGUST 31, 2002 (UNAUDITED)          (10.16)%         39%                 5,737
MARCH 1, 2001 TO FEBRUARY 28, 2002                     (6.06)%         29%                 6,767
MARCH 1, 2000 TO FEBRUARY 28, 2001                     (4.26)%         39%                 6,308
MARCH 1, 1999 TO FEBRUARY 29, 2000                      9.87%          43%                 3,009
DECEMBER 1, 1998(3) TO FEBRUARY 28, 1999                1.70%          36%                   192

INSTITUTIONAL CLASS
MARCH 1, 2002 TO AUGUST 31, 2002 (UNAUDITED)           (9.76)%         39%                88,510
MARCH 1, 2001 TO FEBRUARY 28, 2002                     (5.30)%         29%                94,895
MARCH 1, 2000 TO FEBRUARY 28, 2001                     (3.58)%         39%                64,541
NOVEMBER 8, 1999(3) TO FEBRUARY 29, 2000                1.74%          43%                 3,879

OUTLOOK 2030
-------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2002 TO AUGUST 31, 2002 (UNAUDITED)          (11.90)%         46%                82,448
MARCH 1, 2001 TO FEBRUARY 28, 2002                     (8.68)%         27%               100,884
MARCH 1, 2000 TO FEBRUARY 28, 2001                     (6.29)%         27%               133,569
MARCH 1, 1999 TO FEBRUARY 29, 2000                     12.63%          26%               140,867
MARCH 1, 1998 TO FEBRUARY 28, 1999                     13.25%          19%               134,008
MARCH 1, 1997 TO FEBRUARY 28, 1998                     28.01%          27%               126,131

CLASS B
MARCH 1, 2002 TO AUGUST 31, 2002 (UNAUDITED)          (12.16)%         46%                22,870
MARCH 1, 2001 TO FEBRUARY 28, 2002                     (9.10)%         27%                27,913
MARCH 1, 2000 TO FEBRUARY 28, 2001                     (6.79)%         27%                34,570
MARCH 1, 1999 TO FEBRUARY 29, 2000                     12.13%          26%                36,406
MARCH 1, 1998 TO FEBRUARY 28, 1999                     12.64%          19%                25,206
MARCH 1, 1997(3) TO FEBRUARY 28, 1998                  26.93%          27%                12,469

CLASS C
MARCH 1, 2002 TO AUGUST 31, 2002 (UNAUDITED)          (12.15)%         46%                 2,421
MARCH 1, 2001 TO FEBRUARY 28, 2002                     (9.12)%         27%                 3,412
MARCH 1, 2000 TO FEBRUARY 28, 2001                     (6.79)%         27%                 3,467
MARCH 1, 1999 TO FEBRUARY 29, 2000                     12.05%          26%                 1,293
DECEMBER 1, 1998(3) TO FEBRUARY 28, 1999                1.98%          19%                    92

INSTITUTIONAL CLASS
MARCH 1, 2002 TO AUGUST 31, 2002 (UNAUDITED)          (11.75)%         46%                30,701
MARCH 1, 2001 TO FEBRUARY 28, 2002                     (8.47)%         27%                30,749
MARCH 1, 2001 TO FEBRUARY 28, 2001                     (6.08)%         27%                19,156
NOVEMBER 8, 1999(3) TO FEBRUARY 29, 2000                2.39%          26%                 1,203

(1) THESE RATIOS INCLUDE INCOME EARNED AND EXPENSES CHARGED TO EACH FUND. ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
(2)  REPRESENTS THE PORTFOLIO TURNOVER RATE OF EACH FUND. NOT ANNUALIZED.
(3)  COMMENCEMENT OF OPERATIONS.
(4)  DISTRIBUTION WAS LESS THAN $0.01 PER SHARE

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                                                              NET REALIZED
                                                     BEGINNING         NET             AND    DIVIDENDS  DISTRIBUTIONS
                                                     NET ASSET  INVESTMENT      UNREALIZED     FROM NET       FROM NET  RETURN
                                                     VALUE PER      INCOME     GAIN (LOSS)   INVESTMENT       REALIZED      OF
                                                         SHARE      (LOSS)  ON INVESTMENTS       INCOME          GAINS CAPITAL
--------------------------------------------------------------------------------------------------------------------------------
OUTLOOK 2040

CLASS A
MARCH 1, 2002 TO AUGUST 31, 2002 (UNAUDITED)            $13.55       $0.04(5)       $(1.97)      $(0.04)        $0.00      N/A
MARCH 1, 2001 TO FEBRUARY 28, 2002                       15.50        0.03           (1.80)        0.00         (0.18)     N/A
MARCH 1, 2000 TO FEBRUARY 28, 2001                       18.78        0.02           (1.98)       (0.03)        (1.29)     N/A
MARCH 1, 1999 TO FEBRUARY 29, 2000                       17.87        0.05            2.78        (0.05)        (1.87)     N/A
MARCH 1, 1998 TO FEBRUARY 28, 1999                       17.07        0.08            2.39        (0.08)        (1.59)     N/A
MARCH 1, 1997 TO FEBRUARY 28, 1998                       14.50        0.13            4.17        (0.14)        (1.59)     N/A

CLASS B
MARCH 1, 2002 TO AUGUST 31, 2002 (UNAUDITED)             13.08        0.01(5)        (1.90)       (0.02)         0.00      N/A
MARCH 1, 2001 TO FEBRUARY 28, 2002                       15.05       (0.05)          (1.74)        0.00         (0.18)     N/A
MARCH 1, 2000 TO FEBRUARY 28, 2001                       18.34       (0.05)          (1.95)        0.00(4)      (1.29)     N/A
MARCH 1, 1999 TO FEBRUARY 29, 2000                       17.52       (0.04)           2.73         0.00         (1.87)     N/A
MARCH 1, 1998 TO FEBRUARY 28, 1999                       16.76       (0.01)           2.33        (0.01)        (1.55)     N/A
MARCH 1, 1997(3) TO FEBRUARY 28, 1998                    14.29        0.03            4.06        (0.03)        (1.59)     N/A

CLASS C
MARCH 1, 2002 TO AUGUST 31, 2002 (UNAUDITED)             13.09        0.01(5)        (1.91)       (0.02)         0.00      N/A
MARCH 1, 2001 TO FEBRUARY 28, 2002                       15.06       (0.04)          (1.75)        0.00         (0.18)     N/A
MARCH 1, 2000 TO FEBRUARY 28, 2001                       18.34       (0.05)          (1.94)        0.00(4)      (1.29)     N/A
MARCH 1, 1999 TO FEBRUARY 29, 2000                       17.53       (0.04)           2.72         0.00         (1.87)     N/A
JULY 1, 1998(3) TO FEBRUARY 28, 1999                     18.01       (0.01)           1.08         0.00         (1.55)     N/A

INSTITUTIONAL CLASS
MARCH 1, 2002 TO AUGUST 31, 2002 (UNAUDITED)             13.71        0.06(5)        (1.99)       (0.05)         0.00      N/A
MARCH 1, 2001 TO FEBRUARY 28, 2002                       15.64        0.07           (1.82)        0.00         (0.18)     N/A
MARCH 1, 2000 TO FEBRUARY 28, 2001                       18.90        0.07           (1.99)       (0.05)        (1.29)     N/A
NOVEMBER 8, 1999(3) TO FEBRUARY 29, 2000                 19.97        0.00            0.80         0.00         (1.87)     N/A



                                                        ENDING        RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                     NET ASSET    --------------------------------------------------
                                                     VALUE PER      NET INVESTMENT             NET           GROSS
                                                         SHARE       INCOME (LOSS)        EXPENSES        EXPENSES
----------------------------------------------------------------------------------------------------------------------
OUTLOOK 2040

CLASS A
MARCH 1, 2002 TO AUGUST 31, 2002 (UNAUDITED)            $11.58               0.63%           1.30%           1.49%
MARCH 1, 2001 TO FEBRUARY 28, 2002                       13.55               0.24%           1.30%           1.55%
MARCH 1, 2000 TO FEBRUARY 28, 2001                       15.50               0.15%           1.30%           1.41%
MARCH 1, 1999 TO FEBRUARY 29, 2000                       18.78               0.24%           1.30%           1.36%
MARCH 1, 1998 TO FEBRUARY 28, 1999                       17.87               0.42%           1.25%           1.26%
MARCH 1, 1997 TO FEBRUARY 28, 1998                       17.07               0.82%           1.20%           N/A

CLASS B
MARCH 1, 2002 TO AUGUST 31, 2002 (UNAUDITED)             11.17               0.13%           1.80%           2.22%
MARCH 1, 2001 TO FEBRUARY 28, 2002                       13.08              (0.27)%          1.80%           2.14%
MARCH 1, 2000 TO FEBRUARY 28, 2001                       15.05              (0.35)%          1.80%           2.05%
MARCH 1, 1999 TO FEBRUARY 29, 2000                       18.34              (0.28)%          1.80%           1.95%
MARCH 1, 1998 TO FEBRUARY 28, 1999                       17.52              (0.12)%          1.75%           1.78%
MARCH 1, 1997(3) TO FEBRUARY 28, 1998                    16.76               0.08%           1.70%           N/A

CLASS C
MARCH 1, 2002 TO AUGUST 31, 2002 (UNAUDITED)             11.17               0.13%           1.80%           2.31%
MARCH 1, 2001 TO FEBRUARY 28, 2002                       13.09              (0.27)%          1.80%           2.14%
MARCH 1, 2000 TO FEBRUARY 28, 2001                       15.06              (0.35)%          1.80%           1.96%
MARCH 1, 1999 TO FEBRUARY 29, 2000                       18.34              (0.30)%          1.80%           2.55%
JULY 1, 1998(3) TO FEBRUARY 28, 1999                     17.53              (0.39)%          1.71%           4.71%

INSTITUTIONAL CLASS
MARCH 1, 2002 TO AUGUST 31, 2002 (UNAUDITED)             11.73               0.93%           1.00%           1.03%
MARCH 1, 2001 TO FEBRUARY 28, 2002                       13.71               0.54%           1.02%           1.22%
MARCH 1, 2000 TO FEBRUARY 28, 2001                       15.64               0.46%           1.04%           1.07%
NOVEMBER 8, 1999(3) TO FEBRUARY 29, 2000                 18.90               0.24%           1.00%           1.01%


                                                                 PORTFOLIO          NET ASSETS AT
                                                        TOTAL     TURNOVER          END OF PERIOD
                                                       RETURN       RATE(2)       (000'S OMITTED)
-------------------------------------------------------------------------------------------------
OUTLOOK 2040

CLASS A
MARCH 1, 2002 TO AUGUST 31, 2002 (UNAUDITED)          (14.26)%         35%              $133,622
MARCH 1, 2001 TO FEBRUARY 28, 2002                    (11.45)%         14%               169,829
MARCH 1, 2000 TO FEBRUARY 28, 2001                    (11.09)%         20%               218,085
MARCH 1, 1999 TO FEBRUARY 29, 2000                     15.65%          29%               306,002
MARCH 1, 1998 TO FEBRUARY 28, 1999                     14.98%          19%               261,808
MARCH 1, 1997 TO FEBRUARY 28, 1998                     30.66%          34%               248,195

CLASS B
MARCH 1, 2002 TO AUGUST 31, 2002 (UNAUDITED)          (14.46)%         35%                52,127
MARCH 1, 2001 TO FEBRUARY 28, 2002                    (11.93)%         14%                67,290
MARCH 1, 2000 TO FEBRUARY 28, 2001                    (11.53)%         20%                84,993
MARCH 1, 1999 TO FEBRUARY 29, 2000                     15.07%          29%                93,757
MARCH 1, 1998 TO FEBRUARY 28, 1999                     14.37%          19%                63,395
MARCH 1, 1997(3) TO FEBRUARY 28, 1998                  29.47%          34%                30,754

CLASS C
MARCH 1, 2002 TO AUGUST 31, 2002 (UNAUDITED)          (14.53)%         35%                 4,311
MARCH 1, 2001 TO FEBRUARY 28, 2002                    (11.92)%         14%                 5,432
MARCH 1, 2000 TO FEBRUARY 28, 2001                    (11.52)%         20%                 6,349
MARCH 1, 1999 TO FEBRUARY 29, 2000                     15.07%          29%                 6,095
JULY 1, 1998(3) TO FEBRUARY 28, 1999                    6.40%          19%                 3,096

INSTITUTIONAL CLASS
MARCH 1, 2002 TO AUGUST 31, 2002 (UNAUDITED)          (14.07)%         35%                30,693
MARCH 1, 2001 TO FEBRUARY 28, 2002                    (11.22)%         14%                33,976
MARCH 1, 2000 TO FEBRUARY 28, 2001                    (10.80)%         20%                31,613
NOVEMBER 8, 1999(3) TO FEBRUARY 29, 2000                3.27%          29%                 1,069

(1) THESE RATIOS INCLUDE INCOME EARNED AND EXPENSES CHARGED TO EACH FUND. ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
(2)  REPRESENTS THE PORTFOLIO TURNOVER RATE OF EACH FUND. NOT ANNUALIZED.
(3)  COMMENCEMENT OF OPERATIONS.
(4)  DISTRIBUTION WAS LESS THAN $0.01 PER SHARE
(5)  CALCULATED BASED UPON AVERAGE SHARES OUTSTANDING.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

OUTLOOK FUNDS                      NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

     Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized as a Delaware business trust on March 10, 1999, and is currently comprised of 66 separate series. These financial statements represent the Outlook Today (formerly LifePath Opportunity), Outlook 2010 (formerly LifePath 2010), Outlook 2020 (formerly LifePath 2020), Outlook 2030 (formerly LifePath 2030), and Outlook 2040 (formerly LifePath 2040) Funds (each a "Fund," collectively the "Funds").

     Each Fund is authorized to issue four classes of shares: Class A, Class B, Class C and Institutional Class. The four classes of shares differ principally in their respective distribution, servicing and transfer agent fees and sales charges. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio, pro rata based on the average daily net assets of each class. Dividends are determined separately for each class based on income and expenses allocable to each class. Gains are allocated to each class pro rata based upon net assets of each class on the date of distribution. No class has preferential dividend rights; differences in per share income dividend rates are generally due to differences in separate class expenses, including distribution fees, and from weightings of pro rata income allocations.

     Prior to June 23, 2001, each Fund invested all of its assets in a separate series of Master Investment Portfolio ("MIP") (each, a "Master Portfolio") with the same investment objectives as the Fund. On June 23, 2001, each Fund `de-linked' from the Master Portfolios to become a stand-alone mutual fund. This was accomplished by each Fund redeeming its ownership interest in the Master Portfolio in which it invested in exchange for a proportionate share of cash and securities. In connection with the de-linking, the Funds made reclassification entries to adjust for certain book to tax differences which increased (decreased) the cost basis of securities and increased (decreased) unrealized appreciation (depreciation). Such reclassifications amounted to ($46,751), ($815,677), ($3,605,520), ($1,489,986), ($9,898,275) for the
   Outlook Today Fund, Outlook 2010 Fund, Outlook 2020 Fund, Outlook 2030 Fund, and Outlook 2040 Fund, respectively.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following significant accounting policies which are consistently followed by the Trust in preparation of its financial statements are in conformity with accounting principles generally accepted in the United States of America ("US GAAP") for investment companies.

     The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

     Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 1:00 p.m. (Pacific Time), and 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange or the Nasdaq National Market are valued at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Trust's Board of Trustees.

     Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Original issue discount and discount on securities purchased are accreted as interest income using a constant yield to maturity method. Premiums on securities purchased are amortized as a reduction in interest income using a constant yield to maturity method.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Each Fund declares and pays dividends to shareholders from net investment income quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed at least annually. Due to the timing of distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which income and realized gains (losses) were recorded by the Funds.

     Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from generally accepted accounting principles. The timing and character of distributions made during the period from net investment income or net realized gains also may differ from their ultimate characterization for federal income tax purposes. These differences between income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statement of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

FEDERAL INCOME TAXES

     Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Internal Revenue Code of 1986, as amended and to distribute annually substantially all of its income and any gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required at August 31, 2002.

     The following Funds had estimated net capital loss carryforwards at February 28, 2002, which are available to offset future net realized capital gains.

   FUND                            YEAR EXPIRES      CAPITAL LOSS CARRYFORWARDS
   OUTLOOK 2010                        2010                 $110,564
   OUTLOOK 2020                        2010                  408,252
   OUTLOOK 2030                        2010                  393,209
   OUTLOOK 2040                        2010                  799,162

FUTURES CONTRACTS

     Each Fund may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Funds are required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with long futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

     There were no open futures contracts in any of the Funds during the six-month period ended August 31, 2002.

REPURCHASE AGREEMENTS

     Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Fund's Schedule of Investments. The adviser to the Fund may pool each Fund's cash and invest in repurchase agreements entered into by the other Funds. Each Fund's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the adviser's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than the repurchase price.

     There were no open repurchase agreements in any of the Funds at period end August 31, 2002.

SECURITY LOANS

     The Funds may loan securities in return for securities and cash collateral, which is invested in various short-term fixed income securities. The Funds may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered in to. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risk of the Fund from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. The value of the securities on loan and the value of the related collateral at the period end August 31, 2002 is shown on the Statement of Assets and Liabilities.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Effective October 19, 2001, the Trust entered into an investment advisory contract on behalf of each Fund with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management, an indirect and wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, N.A. ("Wells Fargo Bank"), was created to succeed to the mutual fund advisory and administrative responsibilities of Wells Fargo Bank in early 2001. The Funds' adviser is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-adviser. Funds Management is entitled to receive an annual fee of 0.70% of the Funds' average daily net assets for its services as adviser. Prior to October 19, 2001, Barclays Global Fund Advisors ("BGFA") served as the adviser to the Funds.

     Effective October 19, 2001, BGFA, a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI"), and an indirect subsidiary of Barclays Bank, PLC, is the sub-adviser for each of the Funds. In this capacity, BGFA invests the Funds' assets according to an asset allocation model. BGFA is entitled to receive from Funds Management, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.25% of each Fund's average daily net assets up to $100 million, 0.20% for the next $100 million, and 0.15% of each Fund's average daily net assets in excess of $200 million.

      The Trust has also entered into an Administration Agreement with Funds Management on behalf of the Funds. Under the Administration Agreement, Funds Management acts as administrator of the Funds and is entitled to receive, on a monthly basis, fees at an annual rate of 0.15% of the average daily net assets of the Funds.

     Funds Management has committed to reimburse each Fund for some of its operating expenses or to waive a portion of the fees payable to it in order to maintain a certain operating expense ratio. Funds Management has committed through June 30, 2003 to maintain the current net operating expense ratio for each Fund. Actual reimbursements and waivers can have a positive effect on performance information. For the period ended August 31, 2002, Funds Management waived a portion of each Fund's expenses. Expense waiver information is included in the Funds' Statements of Operations.

     Effective June 23, 2001, the Funds retained Forum Accounting Services, LLC ("Forum") to provide portfolio accounting services to each Fund. For these services, Forum is entitled to receive a fixed monthly fee, a basis point fee of 0.0025% of the average daily net assets of each Fund, plus out-of-pocket expenses.

     Effective June 23, 2001, the Trust entered into a contract on behalf of each Fund with Wells Fargo Bank Minnesota, N.A. ("Wells Fargo Bank MN"), whereby Wells Fargo Bank MN is responsible for providing custody services for the Funds. Pusuant to the contract, Wells Fargo Bank MN is entitled to receive certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Fund.

     The Trust has also entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. Wells Fargo Bank provides sub-transfer agency services to the Funds.

     On behalf of the Funds, the Trust may enter into servicing agreements with certain financial institutions, securities dealers, and other industry professionals (collectively, "Shareholder Servicing Agents") for the provision of certain services to Fund shareholders. For the services provided pursuant to a Shareholder Servicing Agreement, Class A, Class B and Class C shares may pay each Shareholder Servicing Agent an annual fee of up to 0.25% of the average daily net asset value of each Fund's shares beneficially owned by customers of the Shareholder Servicing Agent.

     The Trust has entered into an agreement with Stephens Inc. ("Stephens") on behalf of its shares for distribution services and has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act, whereby Stephens may be compensated for services incurred on behalf of the Class B and Class C shares. For providing these services, Stephens is entitled to receive annual fees of 0.75% of the average daily net assets of Class B and Class C shares. There are no 12b-1 fees charged for the Class A and Institutional Class shares.

     Prior to June 23, 2001, the Funds, as feeder funds, were provided certain services through service arrangements that existed at the master portfolio level.

4. CAPITAL SHARE TRANSACTIONS

     As of August 31, 2002, the Trust has authorized an unlimited number of shares of beneficial interest without par value. Transactions in capital shares for each Fund are disclosed in detail in the Statement of Changes in Net Assets.

5. INVESTMENT PORTFOLIO TRANSACTIONS

     Purchases and sales of investments (exclusive of short-term investments) for each Fund for the period ended August 31, 2002, were as follows:

   FUND                             PURCHASES                       SALES
   OUTLOOK TODAY                   15,527,753                    18,347,071
   OUTLOOK 2010                    60,813,969                    58,970,465
   OUTLOOK 2020                   104,522,926                   106,239,394
   OUTLOOK 2030                    70,216,027                    75,261,984
   OUTLOOK 2040                    88,057,801                   101,973,817

6. BANK BORROWINGS

     All of the funds in the Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $225 million, collectively. Interest is charged to each fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. No borrowings under the agreement occurred during the period ended August 31, 2002.

   BOARD OF TRUSTEES

     The following table provides basic information about the Board of Trustees ("Trustees") of the Trust and supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 91 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Core Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.


INTERESTED TRUSTEES**

                                   POSITION HELD AND              PRINCIPAL OCCUPATIONS                           OTHER
    NAME AND AGE                  LENGTH OF SERVICE***            DURING PAST FIVE YEARS                      DIRECTORSHIPS
                                                            RETIRED. PRIVATE INVESTOR, DIRECTOR,
                                                            FEDERAL FARM CREDIT BANKS FUNDING
                                                            CORPORATION AND FARM CREDIT SYSTEM
                                                            FINANCIAL ASSISTANCE CORPORATION UNTIL
    ROBERT C. BROWN 71            TRUSTEE SINCE 1992        FEBRUARY 1999.                               NONE

                                                                                                         BARCLAYS GLOBAL INVESTORS
                                                                                                         FUNDS/MASTER INVESTMENT
    W. RODNEY HUGHES 75           TRUSTEE SINCE 1987        PRIVATE INVESTOR.                            PORTFOLIO, (23 PORTFOLIOS)

                                                            PRIVATE INVESTOR/REAL ESTATE DEVELOPER;
    J. TUCKER MORSE 58            TRUSTEE SINCE 1987        CHAIRMAN OF WHITE POINT CAPITAL, LLC.        NONE

NON-INTERESTED TRUSTEES

                                   POSITION HELD AND              PRINCIPAL OCCUPATIONS                           OTHER
    NAME AND AGE                  LENGTH OF SERVICE***            DURING PAST FIVE YEARS                      DIRECTORSHIPS
                                                            WAKE FOREST UNIVERSITY, CALLOWAY
                                                            SCHOOL OF BUSINESS AND ACCOUNTANCY,
                                                            BENSON-PRUITT PROFESSORSHIP SINCE 1999,
    THOMAS S. GOHO 60             TRUSTEE SINCE 1987        ASSOCIATE PROFESSOR OF FINANCE 1994-1999.    NONE

                                                            CHAIRMAN, CEO, AND CO-FOUNDER OF
                                  TRUSTEE SINCE 1998        CRYSTAL GEYSER WATER COMPANY AND
                                  (LEAD TRUSTEE             PRESIDENT OF CRYSTAL GEYSER ROXANE
    PETER G. GORDON 59            SINCE 2001)               WATER COMPANY.                               NONE

                                                            PRESIDENT OF RICHARD M. LEACH
    RICHARD M. LEACH 69           TRUSTEE SINCE 1987        ASSOCIATES (A FINANCIAL CONSULTING FIRM).    NONE

                                                            SENIOR COUNSELOR TO THE PUBLIC RELATIONS
                                                            FIRM OF HIMLE-HORNER AND SENIOR FELLOW
                                                            AT THE HUMPHREY INSTITUTE, MINNEAPOLIS,
    TIMOTHY J. PENNY 50           TRUSTEE SINCE 1996        MINNESOTA (A PUBLIC POLICY ORGANIZATION).    NONE

                                                            PRINCIPAL IN THE LAW FIRM OF WILLEKE &
    DONALD C. WILLEKE 62          TRUSTEE SINCE 1996        DANIELS.                                     NONE

OFFICERS

                                   POSITION HELD AND              PRINCIPAL OCCUPATIONS                           OTHER
    NAME AND AGE                   LENGTH OF SERVICE              DURING PAST FIVE YEARS                      DIRECTORSHIPS
                                                            EXECUTIVE VICE PRESIDENT OF WELLS FARGO
                                                            BANK, N.A. SINCE JULY 1999. PRESIDENT OF
                                                            WELLS FARGO FUNDS MANAGEMENT, LLC
                                                            SINCE MARCH 2001. SENIOR VICE PRESIDENT
                                                            OF WELLS FARGO BANK, N.A. FROM APRIL
                                                            1997 TO JULY 1999. VICE PRESIDENT OF
                                                            AMERICAN EXPRESS FINANCIAL ADVISORS
    MICHAEL J. HOGAN 43           PRESIDENT SINCE 2000      UNTIL APRIL 1997.                            NONE

                                                            SENIOR VICE PRESIDENT OF WELLS FARGO
                                                            BANK, N.A. SENIOR VICE PRESIDENT AND
                                                            CHIEF ADMINISTRATIVE OFFICER OF WELLS
                                                            FARGO FUNDS MANAGEMENT, LLC SINCE
                                                            MARCH 2001. VICE PRESIDENT OF WELLS
                                                            FARGO BANK, N.A. FROM DECEMBER 1997
                                                            TO MAY 2000. PRIOR THERETO, DIRECTOR OF
                                                            MANAGED ASSETS INVESTMENT ACCOUNTING
                                                            OF AMERICAN EXPRESS FINANCIAL ADVISORS
    KARLA M. RABUSCH 43           TREASURER SINCE 2000      UNTIL NOVEMBER 1997.                         NONE

                                                            VICE PRESIDENT AND SENIOR COUNSEL OF
                                                            WELLS FARGO BANK, N.A. VICE PRESIDENT
                                                            AND SECRETARY OF WELLS FARGO FUNDS
    C. DAVID MESSMAN 42           SECRETARY SINCE 2000      MANAGEMENT, LLC SINCE MARCH 2001.            NONE

   * THE STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT THE FUNDS' TRUSTEES AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST, BY CALLING 1-800-222-8222.

  ** CURRENTLY, THREE OF THE EIGHT TRUSTEES ARE CONSIDERED "INTERESTED
     PERSONS" OF THE TRUSTS AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940. TWO OF THE INTERESTED TRUSTEES, ROBERT C. BROWN AND W. RODNEY HUGHES, OWN SECURITIES OF WELLS FARGO & COMPANY, AND ONE OF THE INTERESTED TRUSTEES, J. TUCKER MORSE, IS AFFILIATED WITH A GOVERNMENT SECURITIES DEALER THAT IS REGISTERED UNDER THE SECURITIES EXCHANGE ACT OF 1934, WHICH IS NOT ITSELF AFFILIATED WITH WELLS FARGO FUNDS MANAGEMENT, LLC.

 *** LENGTH OF SERVICE DATES REFLECTS A TRUSTEE'S COMMENCEMENT OF SERVICE
     WITH THE TRUST'S PREDECESSOR ENTITIES.

OUTLOOK FUNDS                                              LIST OF ABBREVIATIONS

    The following is a list of common abbreviations for terms and entities which may have appeared in this report.

    ABAG       -- ASSOCIATION OF BAY AREA GOVERNMENTS
    ADR        -- AMERICAN DEPOSITORY RECEIPTS
    AMBAC      -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
    AMT        -- ALTERNATIVE MINIMUM TAX
    ARM        -- ADJUSTABLE RATE MORTGAGES
    BART       -- BAY AREA RAPID TRANSIT
    CDA        -- COMMUNITY DEVELOPMENT AUTHORITY
    CDSC       -- CONTINGENT DEFERRED SALES CHARGE
    CGIC       -- CAPITAL GUARANTY INSURANCE COMPANY
    CGY        -- CAPITAL GUARANTY CORPORATION
    CMT        -- CONSTANT MATURITY TREASURY
    COFI       -- COST OF FUNDS INDEX
    Connie Lee -- CONNIE LEE INSURANCE COMPANY
    COP        -- CERTIFICATE OF PARTICIPATION
    CP         -- COMMERCIAL PAPER
    CTF        -- COMMON TRUST FUND
    DOT        -- DEPARTMENT OF TRANSPORTATION
    DW&P       -- DEPARTMENT OF WATER & POWER
    DWR        -- DEPARTMENT OF WATER RESOURCES
    EDFA       -- EDUCATION FINANCE AUTHORITY
    FGIC       -- FINANCIAL GUARANTY INSURANCE CORPORATION
    FHA        -- FEDERAL HOUSING AUTHORITY
    FHLB       -- FEDERAL HOME LOAN BANK
    FHLMC      -- FEDERAL HOME LOAN MORTGAGE CORPORATION
    FNMA       -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
    FRN        -- FLOATING RATE NOTES
    FSA        -- FINANCIAL SECURITY ASSURANCE, INC
    GNMA       -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
    GO         -- GENERAL OBLIGATION
    HEFA       -- HIGHER EDUCATION FACILITIES AUTHORITY
    HFA        -- HOUSING FINANCE AUTHORITY
    HFFA       -- HEALTH FACILITIES FINANCING AUTHORITY
    IDA        -- INDUSTRIAL DEVELOPMENT AUTHORITY
    IDR        -- INDUSTRIAL DEVELOPMENT REVENUE
    LIBOR      -- LONDON INTERBANK OFFERED RATE
    LLC        -- LIMITED LIABILITY CORPORATION
    LOC        -- LETTER OF CREDIT
    LP         -- LIMITED PARTNERSHIP
    MBIA       -- MUNICIPAL BOND INSURANCE ASSOCIATION
    MFHR       -- MULTI-FAMILY HOUSING REVENUE
    MUD        -- MUNICIPAL UTILITY DISTRICT
    MTN        -- MEDIUM TERM NOTE
    PCFA       -- POLLUTION CONTROL FINANCE AUTHORITY
    PCR        -- POLLUTION CONTROL REVENUE
    PFA        -- PUBLIC FINANCE AUTHORITY
    PLC        -- PRIVATE PLACEMENT
    PSFG       -- PUBLIC SCHOOL FUND GUARANTY
    RAW        -- REVENUE ANTICIPATION WARRANTS
    RDA        -- REDEVELOPMENT AUTHORITY
    RDFA       -- REDEVELOPMENT FINANCE AUTHORITY
    R&D        -- RESEARCH & DEVELOPMENT
    SFMR       -- SINGLE FAMILY MORTGAGE REVENUE
    TBA        -- TO BE ANNOUNCED
    TRAN       -- TAX REVENUE ANTICIPATION NOTES
    USD        -- UNIFIED SCHOOL DISTRICT
    V/R        -- VARIABLE RATE
    WEBS       -- WORLD EQUITY BENCHMARK SHARES

DATED MATERIAL                                                       PRSRT STD
PLEASE EXPEDITE                                                     U.S. POSTAGE
                                                                        PAID
[WELLS FARGO FUNDS LOGO]                                             CANTON, MA
                                                                     PERMIT #313

P.O. Box 8266
Boston, MA 02266-8266


MORE INFORMATION ABOUT WELLS FARGO FUNDS IS AVAILABLE FREE UPON REQUEST. TO OBTAIN LITERATURE, PLEASE WRITE OR CALL:

WELLS FARGO FUNDS
PO BOX 8266
BOSTON, MA 02266-8266

WELLS FARGO FUNDS INVESTOR SERVICES: 1-800-222-8222

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE WELLS FARGO FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

WELLS FARGO FUNDS MANAGEMENT, LLC, A WHOLLY-OWNED SUBSIDIARY OF WELLS FARGO & COMPANY, PROVIDES INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FOR THE WELLS FARGO FUNDS(SM). OTHER AFFILIATES OF WELLS FARGO & COMPANY PROVIDE SUB-ADVISORY AND OTHER SERVICES FOR THE FUNDS.

THE FUNDS ARE DISTRIBUTED BY STEPHENS INC., MEMBER NYSE/SIPC. WELLS FARGO & COMPANY AND ITS AFFILIATES ARE NOT AFFILIATED WITH STEPHENS INC.

                                                                  SAR 003 (8/02)